NATIONWIDE

VARIABLE

ACCOUNT-4

Annual Report

To

Contract Owners

December 31, 2024

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account 4:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account 4 (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2025

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Hedged Allocation Portfolio: Class B (ALVBWB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 1 (WFVSG1)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)

American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)

American Funds Insurance Series(R) - The Bond Fund of America: Class 1 (AMVBA1)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - International Growth & Income Fund: Class 1 (AMVIG1)

American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 1 (AMVM1)

American Funds Insurance Series(R) - New World Fund: Class 1 (AMVNW1)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class I (PIVFI)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class I (BRVEDI)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Government Money Market V.I. Fund: Class I (BRVMMI)

BlackRock Variable Series Funds, Inc. - BlackRock Small Cap Index V.I. Fund: Class I (BRVSII)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I (BRVTR1)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

CALVERT GROUP

Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class I (CVN1II)1

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 (CLSCV1)

Columbia Funds Variable Series Trust II - CTIVP(R) - American Century Diversified Bond Fund: Class 1 (CLVAB1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets: Class 1 (CLVEM1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 1 (CLVHY1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Intermediate Bond Fund: Class 1 (CLVIB1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1 (CLVLD1)

Columbia Funds Variable Series Trust II - CTIVP(R) - Principal Blue Chip Growth Fund: Class 1 (CLVLG1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Partners Core Bond Fund: Class 1 (CLVPB1)

Columbia Funds Variable Series Trust II - CTIVP(R) - Victory Sycamore Established Value Fund: Class 1 (CLVSE1)

Columbia Funds Variable Series Trust II - CTIVP(R) - TCW Core Plus Bond Fund: Class 1 (CLVTB1)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 2 (CSCRS2)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Macquarie VIP Emerging Markets Series: Standard Class (DWVEMD)1

Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (DWVSVS)1

Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Standard Class (DWVSVT)1

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products - International Capital Appreciation Portfolio: Initial Class (FICAP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Initial Class (FVIII)

Fidelity Variable Insurance Products - Value Portfolio: Initial Class (FVP)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Initial Class (FVSII)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - Global Managed Futures Fund (RVMFU)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

HARTFORD MUTUAL FUNDS (THE)

Hartford Series Fund, Inc. - Hartford Disciplined Equity HLS Fund: Class IA (HTDEIA)

Hartford Series Fund, Inc. - Hartford MidCap HLS Fund: Class IA (HTMCIA)

INVESCO INVESTMENTS

Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares (AVIE2)

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)

Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series I Shares (IVEW5I)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class (WRENG)1

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Investor Shares (LZREMI)

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio: Class I (LPVAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class II (LPVCA2)1

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio: Class I (LPVCMI)

Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II (LPWHY2)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)

MFS(R) Variable Insurance Trust - MFS Growth Series: Initial Class (MEGS)

MFS(R) Variable Insurance Trust II - MFS Corporate Bond Portfolio: Initial Class (MV2CBI)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Initial Class (MV2RII)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class (MVGTAS)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust - MFS Investors Trust Series: Initial Class (MVITSI)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio: Class I (MSVEM)

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II (MSVGT2)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class Y (NDESY)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Innovators Fund: Class Y (NIFY)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class Y (NLCGY)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan US Technology Leaders Fund: Class Y (NUSTLY)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

NORTHERN LIGHTS

Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)

NYLI FUNDS

New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)1

New York Life Investments VP Funds Trust - NYLI VP MacKay High Yield Corporate Bond Portfolio: Initial Class (MNHCBI)1

New York Life Investments VP Funds Trust - NYLI VP Floating Rate Portfolio: Initial Class (MNVFRI)1

New York Life Investments VP Funds Trust - NYLI VP Winslow Large Cap Growth Portfolio: Initial Class (MNWLGI)1

PGIM INVESTMENTS

Prudential Series Fund - PSF PGIM High Yield Bond Portfolio: Class I (PSHYBI)

Prudential Series Fund - PSF PGIM Total Return Bond Portfolio: Class I (PSTRBI)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Institutional Class (PMVFHI)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class (PMVGBD)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - High Yield Portfolio: Institutional Class (PMVHYI)

PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Institutional Class (PMVLDI)

PIMCO Variable Insurance Trust - Real Return Portfolio: Institutional Class (PMVRI)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Institutional Class (PMVRSI)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Institutional Class (PMVSTI)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PIMCO Variable Insurance Trust - Total Return Portfolio: Institutional Class (PMVTRI)

PRINCIPAL INVESTORS

Principal Variable Contracts Funds, Inc. - Principal Capital Appreciation Account: Class 1 (PNVCA1)

Principal Variable Contracts Funds, Inc. - Core Plus Bond Account: Class 1 (PNVCB1)

Principal Variable Contracts Funds, Inc. - Diversified International Account: Class 1 (PNVDI1)

Principal Variable Contracts Funds, Inc. - MidCap Account: Class 1 (PNVMC1)

Principal Variable Contracts Funds, Inc. - SmallCap Account: Class 1 (PNVSC1)

Principal Variable Contracts Funds, Inc. - Short-Term Income Account: Class 1 (PNVST1)

PRO FUNDS

ProFunds - ProFund VP Asia 30 (PROA30)1

ProFunds - ProFund Access VP High Yield (PROAHY)1

ProFunds - ProFund VP Biotechnology (PROBIO)1

ProFunds - ProFund VP Bull (PROBL)1

ProFunds - ProFund VP Materials (PROBM)1

ProFunds - ProFund VP Banks (PROBNK)1

ProFunds - ProFund VP Bear (PROBR)1

ProFunds - ProFund VP Consumer Staples (PROCG)1

ProFunds - ProFund VP Consumer Discretionary (PROCS)1

ProFunds - ProFund VP Europe 30 (PROE30)1

ProFunds - ProFund VP Emerging Markets (PROEM)1

ProFunds - ProFund VP Financials (PROFIN)1

ProFunds - ProFund VP U.S. Government Plus (PROGVP)1

ProFunds - ProFund VP Health Care (PROHC)1

ProFunds - ProFund VP Industrials (PROIND)1

ProFunds - ProFund VP International (PROINT)1

ProFunds - ProFund VP Japan (PROJP)1

ProFunds - ProFund VP Nasdaq-100 (PRON)1

ProFunds - ProFund VP Internet (PRONET)1

ProFunds - ProFund VP Energy (PROOG)1

ProFunds - ProFund VP Pharmaceuticals (PROPHR)1

ProFunds - ProFund VP Precious Metals (PROPM)1

ProFunds - ProFund VP Rising Rates Opportunity (PRORRO)1

ProFunds - ProFund VP Semiconductor (PROSCN) 1

ProFunds - ProFund VP Short Emerging Markets (PROSEM) 1

ProFunds - ProFund VP Short International (PROSIN) 1

ProFunds - ProFund VP Short Nasdaq-100 (PROSN) 1

ProFunds - ProFund VP Technology (PROTEC) 1

ProFunds - ProFund VP Communication Services (PROTEL) 1

ProFunds - ProFund VP UltraNasdaq-100 (PROUN) 1

ProFunds - ProFund VP UltraShort Nasdaq-100 (PROUSN) 1

ProFunds - ProFund VP Utilities (PROUTL) 1

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S (VEEMS)

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from April 28, 2023 (inception) to December 31, 2023.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Standard Class (LJPCBT) Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS) Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class (LJPSCS) Lincoln Variable Insurance Products Trust - LVIP JPMorgan U.S. Equity Fund: Standard Class (LJPUES)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from May 9, 2023 (inception) to December 31, 2023.

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from June 8, 2023 (inception) to December 31, 2023.

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from June 13, 2023 (inception) to December 31, 2023.

HARTFORD MUTUAL FUNDS (THE)

Hartford Series Fund, Inc. - Hartford International Opportunities HLS Fund: Class IA (HTIOIA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from June 14, 2023 (inception) to December 31, 2023.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from June 15, 2023 (inception) to December 31, 2023.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from July 7, 2023 (inception) to December 31, 2023.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from July 10, 2023 (inception) to December 31, 2023.

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from July 25, 2023 (inception) to December 31, 2023.

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period February 16, 2024 (inception) to December 31, 2024.

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock International Index V.I. Fund: Class I (BRVIII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period April 26, 2024 (inception) to December 31, 2024.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class (LACMVS)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class (LACVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period May 6, 2024 (inception) to December 31, 2024.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period May 8, 2024 (inception) to December 31, 2024.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period June 5, 2024 (inception) to December 31, 2024.

CALVERT GROUP

Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period June 13, 2024 (inception) to December 31, 2024.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period June 20, 2024 (inception) to December 31, 2024.

American Funds Insurance Series(R) - American Funds(R) Global Balanced Fund: Class 4 (AMVGL4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period July 9, 2024 (inception) to December 31, 2024.

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period July 11, 2024 (inception) to December 31, 2024.

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period August 22, 2024 (inception) to December 31, 2024.

Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period August 26, 2024 (inception) to December 31, 2024.

PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period September 24, 2024 (inception) to December 31, 2024.

Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB (PVGPB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period December 9, 2024 (inception) to December 31, 2024.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVBWB	67,390	$685,479	$607,181	$-	$607,181	$61	$607,120	$607,120	$-	$607,120
ALVGIA	26,734	834,337	846,929	-	846,929	8	846,921	846,921	-	846,921
ALVIVB	19,133	287,127	288,141	-	288,141	61	288,080	288,080	-	288,080
ALVPGB	12,895	1,015,246	1,027,961	-	1,027,961	5	1,027,956	1,027,956	-	1,027,956
ALVSVA	3,800	64,110	69,610	-	69,610	7	69,603	69,603	-	69,603
ALCAI2	2,164	186,681	250,792	-	250,792	3	250,789	250,789	-	250,789
WFVSG1	104,200	958,852	1,040,958	-	1,040,958	14	1,040,944	1,040,944	-	1,040,944
AAEIP3	367,448	4,105,127	5,247,159	-	5,247,159	414	5,246,745	5,246,745	-	5,246,745
ARLPE3	105,012	1,279,050	1,394,553	-	1,394,553	138	1,394,415	1,394,415	-	1,394,415
AFGC	159,577	1,611,502	1,530,347	-	1,530,347	6	1,530,341	1,530,341	-	1,530,341
AFGF	40,927	3,885,462	5,216,944	-	5,216,944	13	5,216,931	5,216,931	-	5,216,931
AMVBA1	371,433	3,567,983	3,443,188	-	3,443,188	9	3,443,179	3,443,179	-	3,443,179
AMVBC4	3,069,418	45,299,814	50,154,287	-	50,154,287	303	50,153,984	50,153,984	-	50,153,984
AMVCB4	1,642,115	18,842,009	20,296,546	-	20,296,546	459	20,296,087	20,296,087	-	20,296,087
AMVGL4	56,549	723,463	715,911	-	715,911	2	715,909	715,909	-	715,909
AMVGS4	353,660	6,667,207	6,015,748	-	6,015,748	352	6,015,396	6,015,396	-	6,015,396
AMVGV2	217,482	2,108,612	2,057,377	-	2,057,377	52	2,057,325	2,057,325	-	2,057,325
AMVHI4	110,067	1,128,304	1,108,375	-	1,108,375	3	1,108,372	1,108,372	-	1,108,372
AMVI4	511,568	9,263,403	8,931,977	-	8,931,977	171	8,931,806	8,931,806	-	8,931,806
AMVIG1	1,477	14,032	15,052	-	15,052	4	15,048	15,048	-	15,048
AMVM1	65,047	626,179	590,625	-	590,625	9	590,616	590,616	-	590,616
AMVNW1	77,561	1,960,080	2,068,543	-	2,068,543	14	2,068,529	2,068,529	-	2,068,529
AMVNW4	699,208	17,604,443	18,249,321	-	18,249,321	201	18,249,120	18,249,120	-	18,249,120
PIHYB2	14,732	123,163	123,748	-	123,748	20	123,728	123,728	-	123,728
PIVF2	19,085	350,567	358,804	-	358,804	1	358,803	358,803	-	358,803
PIVFI	12,985	207,709	241,262	-	241,262	4	241,258	241,258	-	241,258
BRVDA3	227,445	3,115,116	3,077,331	-	3,077,331	134	3,077,197	3,077,197	-	3,077,197
BRVED3	369,682	4,015,487	3,889,058	-	3,889,058	247	3,888,811	3,888,811	-	3,888,811
BRVEDI	504,096	5,627,025	5,323,254	-	5,323,254	10	5,323,244	5,323,244	-	5,323,244
BRVHY3	2,267,758	15,710,138	15,647,532	83,132	15,730,664	-	15,730,664	15,730,664	-	15,730,664
BRVHYI	358,927	2,470,817	2,480,184	13,424	2,493,608	-	2,493,608	2,493,608	-	2,493,608
BRVIII	94,026	1,039,084	964,708	-	964,708	2	964,706	964,706	-	964,706
BRVMMI	60,617	60,617	60,617	-	60,617	-	60,617	60,617	-	60,617
BRVSII	267,530	3,063,342	3,151,504	-	3,151,504	12	3,151,492	3,151,492	-	3,151,492
BRVTR1	135,795	1,380,483	1,347,089	4,774	1,351,863	-	1,351,863	1,351,863	-	1,351,863
BRVTR3	1,061,079	11,104,513	10,398,579	34,724	10,433,303	-	10,433,303	10,433,303	-	10,433,303

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MLVGA3	1,519,301	22,036,460	19,583,791	-	19,583,791	562	19,583,229	19,583,229	-	19,583,229
DCAP	1,425	49,551	51,991	-	51,991	8	51,983	51,983	-	51,983
DVMCSS	334,129	6,111,812	6,829,597	-	6,829,597	310	6,829,287	6,829,287	-	6,829,287
CVN1IF	6,005	978,131	975,916	-	975,916	10	975,906	975,906	-	975,906
CVN1II	11,951	1,550,941	1,999,959	-	1,999,959	12	1,999,947	1,999,947	-	1,999,947
CVSBF	101,475	279,907	273,982	-	273,982	1	273,981	273,981	-	273,981
SASP5I	345,047	23,073,609	29,829,329	200	29,829,529	-	29,829,529	29,829,529	-	29,829,529
CLSCV1	25,651	328,671	344,498	-	344,498	11	344,487	344,487	-	344,487
CLVAB1	74,861	675,561	670,003	-	670,003	9	669,994	669,994	-	669,994
CLVEM1	71,123	756,769	730,438	-	730,438	10	730,428	730,428	-	730,428
CLVGT2	68,285	1,819,907	1,929,725	-	1,929,725	6	1,929,719	1,929,719	-	1,929,719
CLVHY1	15,909	95,576	98,000	-	98,000	5	97,995	97,995	-	97,995
CLVHY2	674,441	3,946,174	4,100,600	-	4,100,600	219	4,100,381	4,100,381	-	4,100,381
CLVIB1	103,954	870,218	866,979	-	866,979	7	866,972	866,972	-	866,972
CLVLD1	30,432	286,287	290,626	-	290,626	7	290,619	290,619	-	290,619
CLVLG1	173	7,025	12,406	-	12,406	3	12,403	12,403	-	12,403
CLVLV1	26,059	957,549	1,138,502	-	1,138,502	12	1,138,490	1,138,490	-	1,138,490
CLVPB1	1,417	13,934	13,587	-	13,587	4	13,583	13,583	-	13,583
CLVSE1	3,815	164,418	193,687	-	193,687	8	193,679	193,679	-	193,679
CLVTB1	29,767	275,991	270,586	-	270,586	7	270,579	270,579	-	270,579
CSCRS	46,761	869,557	840,759	-	840,759	99	840,660	840,660	-	840,660
CSCRS2	26,933	572,802	486,944	-	486,944	14	486,930	486,930	-	486,930
DWVEMD	19,617	422,223	442,370	-	442,370	11	442,359	442,359	-	442,359
DWVSVS	228,061	8,666,036	9,179,467	-	9,179,467	214	9,179,253	9,179,253	-	9,179,253
DWVSVT	1,194	44,062	48,315	-	48,315	8	48,307	48,307	-	48,307
DFVIV	147,950	2,048,753	2,019,516	-	2,019,516	15	2,019,501	2,019,501	-	2,019,501
ETVFR	1,932,693	16,770,619	16,640,488	5,902	16,646,390	-	16,646,390	16,623,446	22,944	16,646,390
FHIB	165,669	897,273	940,998	-	940,998	11	940,987	940,987	-	940,987
FQB	30,847	304,692	315,258	-	315,258	8	315,250	315,250	-	315,250
FVUS2	171,337	1,720,104	1,554,023	-	1,554,023	62	1,553,961	1,553,961	-	1,553,961
FAM2	11,108	165,034	176,615	-	176,615	48	176,567	176,567	-	176,567
FB2	3,881,155	84,699,193	91,944,552	-	91,944,552	558	91,943,994	91,943,994	-	91,943,994
FC2	758,552	37,139,628	42,099,633	-	42,099,633	406	42,099,227	42,099,227	-	42,099,227
FEI2	246,326	5,891,028	6,281,323	-	6,281,323	358	6,280,965	6,280,965	-	6,280,965
FEIP	89,913	2,258,729	2,390,790	-	2,390,790	16	2,390,774	2,390,774	-	2,390,774
FEMS2	754,924	8,069,624	8,658,976	-	8,658,976	342	8,658,634	8,658,634	-	8,658,634
FG2	1,187,689	110,470,782	110,146,302	-	110,146,302	899	110,145,403	110,145,403	-	110,145,403

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FGI2	909,271	23,260,609	26,759,833	568	26,760,401	-	26,760,401	26,752,835	7,566	26,760,401
FHI2	197,961	917,168	884,884	-	884,884	149	884,735	884,735	-	884,735
FICAP	63,597	1,323,404	1,448,099	-	1,448,099	10	1,448,089	1,448,089	-	1,448,089
FIGBP	453,417	5,005,163	4,978,515	-	4,978,515	5	4,978,510	4,978,510	-	4,978,510
FIGBP2	2,057,838	24,061,372	21,854,243	-	21,854,243	353	21,853,890	21,853,890	-	21,853,890
FIP	15,752	6,970,337	8,971,067	-	8,971,067	19	8,971,048	8,971,048	-	8,971,048
FMCP	35,522	1,305,113	1,334,223	-	1,334,223	10	1,334,213	1,334,213	-	1,334,213
FMMP	2,898,643	2,898,643	2,898,643	-	2,898,643	31	2,898,612	2,898,612	-	2,898,612
FNRS2	213,093	5,386,953	5,333,715	-	5,333,715	137	5,333,578	5,333,578	-	5,333,578
FRESS2	280,058	5,086,306	4,836,606	85	4,836,691	-	4,836,691	4,836,293	398	4,836,691
FVFRHI	200,233	2,041,548	1,986,307	-	1,986,307	22	1,986,285	1,986,285	-	1,986,285
FVIII	230,251	2,331,897	2,493,620	-	2,493,620	16	2,493,604	2,493,604	-	2,493,604
FVP	102,769	1,912,464	1,952,608	-	1,952,608	13	1,952,595	1,952,595	-	1,952,595
FVSII	82,899	875,558	888,677	-	888,677	9	888,668	888,668	-	888,668
FVSIS2	1,572,943	16,585,658	16,626,005	-	16,626,005	411	16,625,594	16,625,594	-	16,625,594
FVSS2	258,019	4,248,399	4,058,639	-	4,058,639	59	4,058,580	4,058,580	-	4,058,580
FEOVF	111,865	2,643,919	2,618,759	-	2,618,759	72	2,618,687	2,618,687	-	2,618,687
FTVFA2	398,609	2,049,417	2,088,709	-	2,088,709	163	2,088,546	2,088,546	-	2,088,546
FTVGI2	570,216	8,238,711	6,489,057	11,465	6,500,522	-	6,500,522	6,464,943	35,579	6,500,522
FTVIS2	1,081,767	16,311,573	15,534,174	-	15,534,174	461	15,533,713	15,533,713	-	15,533,713
FTVMD2	358,415	6,090,558	6,286,602	-	6,286,602	335	6,286,267	6,286,267	-	6,286,267
FTVUG2	62,729	630,886	638,585	-	638,585	10	638,575	638,575	-	638,575
GVGMNS	45,952	519,470	565,214	-	565,214	91	565,123	565,123	-	565,123
GVMSAS	216,594	1,962,587	1,934,180	-	1,934,180	107	1,934,073	1,934,073	-	1,934,073
GVFRB	173,633	4,226,361	4,328,682	-	4,328,682	262	4,328,420	4,328,420	-	4,328,420
RAF	3,319	42,534	42,744	-	42,744	64	42,680	42,680	-	42,680
RBF	38,718	3,094,076	2,897,256	-	2,897,256	303	2,896,953	2,896,953	-	2,896,953
RBKF	8,023	836,405	933,120	-	933,120	241	932,879	932,879	-	932,879
RBMF	14,119	1,421,622	1,385,956	-	1,385,956	200	1,385,756	1,385,756	-	1,385,756
RCPF	49,241	3,490,751	3,460,687	-	3,460,687	324	3,460,363	3,460,363	-	3,460,363
RELF	85,623	15,027,628	20,065,802	1,591,604	21,657,406	-	21,657,406	20,023,252	1,634,154	21,657,406
RENF	13,899	3,454,265	3,335,516	-	3,335,516	300	3,335,216	3,335,216	-	3,335,216
RESF	4,770	1,447,380	1,444,369	-	1,444,369	244	1,444,125	1,444,125	-	1,444,125
RFSF	55,926	5,655,615	6,451,111	-	6,451,111	479	6,450,632	6,450,632	-	6,450,632
RHCF	69,160	5,486,649	5,467,797	96,538	5,564,335	-	5,564,335	5,564,335	-	5,564,335
RHYS	3,424	251,645	273,931	-	273,931	58	273,873	273,873	-	273,873
RINF	29,176	2,219,727	3,058,558	-	3,058,558	277	3,058,281	3,058,281	-	3,058,281

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
RJNF	10,683	1,187,215	1,231,097	-	1,231,097	128	1,230,969	1,230,969	-	1,230,969
RLCE	6,561	882,486	778,322	-	778,322	101	778,221	778,221	-	778,221
RLCJ	4,838	388,354	368,239	-	368,239	102	368,137	368,137	-	368,137
RLF	18,969	2,316,184	2,387,782	-	2,387,782	258	2,387,524	2,387,524	-	2,387,524
RMED	7,856	1,669,142	1,859,943	-	1,859,943	169	1,859,774	1,859,774	-	1,859,774
RMEK	13,227	1,077,753	1,012,886	-	1,012,886	182	1,012,704	1,012,704	-	1,012,704
RNF	40,846	6,742,374	8,696,086	-	8,696,086	281	8,695,805	8,695,805	-	8,695,805
ROF	222,955	14,999,287	19,187,495	-	19,187,495	418	19,187,077	19,187,077	-	19,187,077
RPMF	104,431	4,970,280	4,203,367	-	4,203,367	331	4,203,036	4,203,036	-	4,203,036
RREF	45,687	1,833,836	1,721,926	-	1,721,926	268	1,721,658	1,721,658	-	1,721,658
RRF	9,526	1,024,427	1,244,768	-	1,244,768	174	1,244,594	1,244,594	-	1,244,594
RTEC	43,604	7,538,598	9,275,528	-	9,275,528	385	9,275,143	9,275,143	-	9,275,143
RTEL	5,097	330,702	324,079	-	324,079	144	323,935	323,935	-	323,935
RTF	22,543	10,521,407	10,902,768	-	10,902,768	212	10,902,556	10,902,556	-	10,902,556
RTRF	18,529	1,578,897	1,667,827	-	1,667,827	220	1,667,607	1,667,607	-	1,667,607
RUF	6,921	157,122	158,210	-	158,210	91	158,119	158,119	-	158,119
RUGB	80,621	1,615,282	1,464,085	-	1,464,085	142	1,463,943	1,463,943	-	1,463,943
RUTL	60,890	2,308,347	2,279,710	-	2,279,710	248	2,279,462	2,279,462	-	2,279,462
RVARS	80,539	2,115,299	1,911,990	-	1,911,990	280	1,911,710	1,911,710	-	1,911,710
RVCMD	14,352	1,341,007	1,276,616	-	1,276,616	220	1,276,396	1,276,396	-	1,276,396
RVF	60,744	10,451,866	11,285,545	-	11,285,545	291	11,285,254	11,285,254	-	11,285,254
RVIDD	2,036	58,556	62,059	-	62,059	74	61,985	61,985	-	61,985
RVIMC	1,079	31,583	32,287	-	32,287	44	32,243	32,243	-	32,243
RVISC	5,355	138,531	146,183	-	146,183	89	146,094	146,094	-	146,094
RVLCG	193,665	9,983,853	10,810,357	-	10,810,357	436	10,809,921	10,809,921	-	10,809,921
RVLCV	157,162	9,116,895	9,505,129	-	9,505,129	378	9,504,751	9,504,751	-	9,504,751
RVLDD	10,266	2,237,597	2,356,347	-	2,356,347	184	2,356,163	2,356,163	-	2,356,163
RVMCG	110,655	4,251,423	4,227,036	-	4,227,036	388	4,226,648	4,226,648	-	4,226,648
RVMCV	78,357	3,600,406	3,960,953	-	3,960,953	327	3,960,626	3,960,626	-	3,960,626
RVMFU	105,123	1,954,424	1,738,732	4,546	1,743,278	-	1,743,278	1,730,654	12,624	1,743,278
RVSCG	55,997	3,074,309	2,959,416	-	2,959,416	287	2,959,129	2,959,129	-	2,959,129
RVSCV	28,276	2,416,922	2,397,501	-	2,397,501	263	2,397,238	2,397,238	-	2,397,238
RVSDL	14,571	759,280	779,423	-	779,423	140	779,283	779,283	-	779,283
RVWDL	4,381	165,705	158,283	-	158,283	46	158,237	158,237	-	158,237
HTDEIA	26,851	485,128	605,214	-	605,214	13	605,201	605,201	-	605,201
HTIOIA	1,135	18,224	18,345	-	18,345	4	18,341	18,341	-	18,341
HTMCIA	6,554	182,288	185,931	-	185,931	8	185,923	185,923	-	185,923

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
AVIE2	29,012	866,860	954,193	-	954,193	105	954,088	954,088	-	954,088
IVBRA2	394,272	3,570,281	3,260,631	-	3,260,631	260	3,260,371	3,260,371	-	3,260,371
IVEW52	574,689	15,165,592	15,648,795	-	15,648,795	188	15,648,607	15,648,607	-	15,648,607
IVEW5I	50,307	1,290,261	1,429,212	-	1,429,212	10	1,429,202	1,429,202	-	1,429,202
OVAG	13,873	869,417	1,082,543	-	1,082,543	18	1,082,525	1,082,525	-	1,082,525
OVGSS	385,650	14,497,464	14,909,239	-	14,909,239	420	14,908,819	14,908,819	-	14,908,819
OVIG	727,677	1,424,553	1,338,926	-	1,338,926	16	1,338,910	1,338,910	-	1,338,910
OVSC	18,605	503,074	544,190	-	544,190	9	544,181	544,181	-	544,181
OVSCS	473,441	12,090,258	13,488,327	1,250	13,489,577	-	13,489,577	13,481,516	8,061	13,489,577
WRASP	929,906	8,527,232	8,638,826	-	8,638,826	294	8,638,532	8,638,532	-	8,638,532
WRENG	184,943	905,165	865,534	-	865,534	89	865,445	865,445	-	865,445
JABS	661,761	30,487,743	35,993,205	-	35,993,205	200	35,993,005	35,993,005	-	35,993,005
JAFBS	430,790	5,235,077	4,682,686	-	4,682,686	137	4,682,549	4,682,549	-	4,682,549
JAGSEI	29,220	339,147	336,027	-	336,027	2	336,025	336,025	-	336,025
JAGTS	1,959,302	27,041,792	41,458,836	-	41,458,836	366	41,458,470	41,458,470	-	41,458,470
JAIGS	13,287	529,758	554,995	-	554,995	16	554,979	554,979	-	554,979
JAMGS	333,100	23,771,992	24,889,200	-	24,889,200	249	24,888,951	24,888,951	-	24,888,951
JAWGS	652	44,885	45,587	-	45,587	2	45,585	45,585	-	45,585
LZREMI	18,715	371,830	400,319	-	400,319	11	400,308	400,308	-	400,308
LZREMS	144,915	2,929,541	3,137,407	-	3,137,407	306	3,137,101	3,137,101	-	3,137,101
LPVAI	5,175	285,104	330,751	-	330,751	13	330,738	330,738	-	330,738
LPVCA2	107,347	1,671,058	1,483,541	-	1,483,541	105	1,483,436	1,483,436	-	1,483,436
LPVCII	135,081	2,877,942	2,863,723	-	2,863,723	11	2,863,712	2,863,712	-	2,863,712
LPVCMI	6,780	150,817	165,642	-	165,642	9	165,633	165,633	-	165,633
LPWHY2	380,649	2,442,442	2,394,285	1,121	2,395,406	-	2,395,406	2,389,513	5,893	2,395,406
SBVI	74,354	1,508,765	1,449,908	-	1,449,908	15	1,449,893	1,449,893	-	1,449,893
SBVSG2	319,611	7,588,715	8,140,480	-	8,140,480	176	8,140,304	8,140,304	-	8,140,304
LACDV2	709,105	5,756,480	6,073,482	-	6,073,482	7,019	6,066,463	6,066,463	-	6,066,463
LACI2	25,633	275,291	273,866	-	273,866	6	273,860	273,860	-	273,860
LACIP2	69,931	646,019	642,529	-	642,529	10	642,519	642,519	-	642,519
LACIPS	1,486,883	13,676,030	13,625,798	5,036	13,630,834	-	13,630,834	13,630,834	-	13,630,834
LACMVS	173,740	3,345,420	3,419,039	-	3,419,039	126	3,418,913	3,418,913	-	3,418,913
LACU2	104,100	2,687,977	3,159,529	-	3,159,529	77	3,159,452	3,159,452	-	3,159,452
LACV2	622,870	7,389,047	7,617,081	-	7,617,081	14,151	7,602,930	7,602,930	-	7,602,930
LACVS	229,314	2,725,390	2,808,174	-	2,808,174	100	2,808,074	2,808,074	-	2,808,074
LJPCBT	1,305,492	12,809,369	12,545,775	-	12,545,775	9	12,545,766	12,545,766	-	12,545,766
LJPMVS	317,740	3,087,464	3,096,695	-	3,096,695	13	3,096,682	3,096,682	-	3,096,682

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
LJPSCS	49,264	942,809	1,068,733	-	1,068,733	13	1,068,720	1,068,720	-	1,068,720
LJPUES	159,135	5,832,650	7,080,241	-	7,080,241	14	7,080,227	7,080,227	-	7,080,227
LOVSDC	1,399,569	18,892,041	18,320,357	-	18,320,357	218	18,320,139	18,320,139	-	18,320,139
LOVTRC	633,468	9,428,886	8,798,875	-	8,798,875	301	8,798,574	8,798,574	-	8,798,574
M3GRES	51,987	854,002	792,281	-	792,281	53	792,228	792,228	-	792,228
MEGS	14,687	1,018,666	1,076,688	-	1,076,688	9	1,076,679	1,076,679	-	1,076,679
MMCGSC	189,563	1,495,580	1,489,968	-	1,489,968	31	1,489,937	1,489,937	-	1,489,937
MNDSC	5,516	61,573	59,301	-	59,301	-	59,301	59,301	-	59,301
MV2CBI	9,326	87,898	87,855	-	87,855	3	87,852	87,852	-	87,852
MV2RII	1,799	32,227	30,823	-	30,823	-	30,823	30,823	-	30,823
MV2RIS	101,044	1,660,254	1,703,603	-	1,703,603	94	1,703,509	1,703,509	-	1,703,509
MV3LMS	7,229	72,668	73,085	-	73,085	3	73,082	73,082	-	73,082
MV3MVI	30,438	294,404	322,344	-	322,344	12	322,332	322,332	-	322,332
MV3MVS	1,233,442	12,282,262	12,852,467	-	12,852,467	251	12,852,216	12,852,216	-	12,852,216
MVBRES	50,023	2,835,887	3,160,949	-	3,160,949	106	3,160,843	3,160,843	-	3,160,843
MVFIC	57,734	1,235,869	1,248,786	-	1,248,786	15	1,248,771	1,248,771	-	1,248,771
MVGTAS	44,632	603,024	616,810	-	616,810	147	616,663	616,663	-	616,663
MVIGIC	79,189	1,205,046	1,250,394	-	1,250,394	9	1,250,385	1,250,385	-	1,250,385
MVIGSC	369,016	5,309,487	5,727,125	-	5,727,125	125	5,727,000	5,727,000	-	5,727,000
MVITSI	970	32,932	38,544	-	38,544	4	38,540	38,540	-	38,540
MVIVSC	1,017,702	29,780,369	29,686,372	-	29,686,372	246	29,686,126	29,686,126	-	29,686,126
MVUSC	145,285	4,893,435	4,855,418	-	4,855,418	174	4,855,244	4,855,244	-	4,855,244
MGRFV	169,935	1,980,088	1,908,372	4,274	1,912,646	-	1,912,646	1,899,392	13,254	1,912,646
MSEMB	1,005,710	6,158,439	5,461,006	715	5,461,721	-	5,461,721	5,450,216	11,505	5,461,721
MSVEG2	1,942,793	21,517,450	28,772,758	-	28,772,758	296	28,772,462	28,772,462	-	28,772,462
MSVEM	38,858	524,260	533,526	-	533,526	11	533,515	533,515	-	533,515
MSVGT2	112,957	1,064,390	1,030,168	-	1,030,168	127	1,030,041	1,030,041	-	1,030,041
DTRTFB	428,396	3,779,194	3,431,453	-	3,431,453	131	3,431,322	3,431,322	-	3,431,322
EIF2	618,170	12,739,837	12,332,487	-	12,332,487	171	12,332,316	12,332,316	-	12,332,316
GBF	370,129	3,552,325	3,423,689	-	3,423,689	213	3,423,476	3,423,476	-	3,423,476
GBF2	595,734	6,091,902	5,498,626	-	5,498,626	142	5,498,484	5,498,484	-	5,498,484
GEM	87,404	936,348	960,570	-	960,570	186	960,384	960,384	-	960,384
GEM2	692,967	7,728,544	7,470,188	856	7,471,044	-	7,471,044	7,467,242	3,802	7,471,044
GVAAA2	3,542,864	92,162,557	100,688,183	-	100,688,183	655	100,687,528	100,687,528	-	100,687,528
GVABD2	1,321,170	15,298,438	14,532,875	-	14,532,875	162	14,532,713	14,532,713	-	14,532,713
GVAGG2	907,172	31,223,954	33,991,722	-	33,991,722	178	33,991,544	33,991,544	-	33,991,544
GVAGI2	819,202	48,940,416	60,465,276	-	60,465,276	288	60,464,988	60,464,988	-	60,464,988

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
GVAGR2	665,093	74,359,123	90,811,864	-	90,811,864	364	90,811,500	90,811,500	-	90,811,500
GVDMA	1,989,106	19,313,039	20,129,752	565	20,130,317	-	20,130,317	20,119,879	10,438	20,130,317
GVDMC	1,365,483	13,377,827	13,327,110	32,752	13,359,862	-	13,359,862	13,196,372	163,490	13,359,862
GVEX1	37,322,037	300,898,286	423,231,900	-	423,231,900	909	423,230,991	423,230,991	-	423,230,991
GVIDA	552,181	6,126,792	6,350,087	-	6,350,087	169	6,349,918	6,349,918	-	6,349,918
GVIDC	1,159,971	11,527,319	11,344,515	-	11,344,515	289	11,344,226	11,344,226	-	11,344,226
GVIDM	5,402,398	51,192,320	50,944,616	-	50,944,616	477	50,944,139	50,944,139	-	50,944,139
HIBF	1,045,682	6,577,128	6,085,870	-	6,085,870	242	6,085,628	6,085,628	-	6,085,628
IDPG2	267,927	2,816,131	2,982,028	-	2,982,028	103	2,981,925	2,981,925	-	2,981,925
IDPGI2	310,309	3,389,922	3,425,816	-	3,425,816	116	3,425,700	3,425,700	-	3,425,700
MCIF	3,704,418	71,111,244	74,644,024	-	74,644,024	682	74,643,342	74,643,342	-	74,643,342
MSBF	1,290,560	11,300,967	11,163,343	-	11,163,343	169	11,163,174	11,162,966	208	11,163,174
NAMAA2	801,955	8,537,651	8,893,679	-	8,893,679	118	8,893,561	8,893,561	-	8,893,561
NAMGI2	381,011	4,772,179	6,256,195	-	6,256,195	119	6,256,076	6,256,076	-	6,256,076
NCPG2	65,249	767,064	882,823	-	882,823	115	882,708	882,708	-	882,708
NCPGI2	117,728	1,342,352	1,498,683	-	1,498,683	120	1,498,563	1,498,563	-	1,498,563
NDESY	316,619	4,393,118	5,423,680	-	5,423,680	12	5,423,668	5,423,668	-	5,423,668
NIFY	249,267	2,996,310	3,380,060	-	3,380,060	8	3,380,052	3,380,052	-	3,380,052
NLCGY	818,570	10,609,782	13,391,810	-	13,391,810	17	13,391,793	13,391,793	-	13,391,793
NUSTLY	687,884	9,284,314	11,879,756	-	11,879,756	16	11,879,740	11,879,740	-	11,879,740
NVAMV2	78,160	1,153,585	1,373,266	-	1,373,266	104	1,373,162	1,373,162	-	1,373,162
NVAMVZ	676,318	11,340,244	11,767,929	-	11,767,929	421	11,767,508	11,767,508	-	11,767,508
NVBX	4,941,918	51,188,988	44,576,101	-	44,576,101	354	44,575,747	44,575,747	-	44,575,747
NVCBD2	541,954	5,631,020	4,850,492	-	4,850,492	128	4,850,364	4,850,364	-	4,850,364
NVCCA2	878,819	8,890,336	10,493,094	71,337	10,564,431	-	10,564,431	10,192,426	372,005	10,564,431
NVCCN2	867,073	9,258,713	9,468,441	-	9,468,441	259	9,468,182	9,468,182	-	9,468,182
NVCMA2	693,488	6,617,182	7,988,987	331	7,989,318	-	7,989,318	7,979,075	10,243	7,989,318
NVCMC2	646,621	7,011,572	7,520,201	-	7,520,201	216	7,519,985	7,519,985	-	7,519,985
NVCMD2	1,014,305	10,390,053	12,202,087	-	12,202,087	336	12,201,751	12,201,751	-	12,201,751
NVCRA2	468,907	5,345,698	6,597,522	-	6,597,522	178	6,597,344	6,597,344	-	6,597,344
NVCRB2	787,119	8,992,448	9,476,911	-	9,476,911	323	9,476,588	9,476,588	-	9,476,588
NVDBL2	610,610	8,716,887	8,615,711	-	8,615,711	280	8,615,431	8,615,431	-	8,615,431
NVDCA2	1,043,048	13,619,906	14,414,924	61,606	14,476,530	-	14,476,530	14,135,000	341,530	14,476,530
NVFIII	849,339	8,578,643	7,932,826	-	7,932,826	111	7,932,715	7,932,715	-	7,932,715
NVGEII	124,860	1,991,621	2,271,200	-	2,271,200	105	2,271,095	2,271,095	-	2,271,095
NVIE6	319,981	3,451,683	3,686,184	-	3,686,184	89	3,686,095	3,686,095	-	3,686,095
NVIX	4,653,777	46,997,742	48,957,735	373	48,958,108	-	48,958,108	48,953,220	4,888	48,958,108

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVLCPP	2,383,248	26,378,750	23,331,995	-	23,331,995	492	23,331,503	23,331,503	-	23,331,503
NVLCPY	10,801	107,959	105,740	-	105,740	9	105,731	105,731	-	105,731
NVMGA2	263,746	2,983,486	3,270,450	-	3,270,450	148	3,270,302	3,270,302	-	3,270,302
NVMIG6	974,218	10,840,070	7,365,088	-	7,365,088	385	7,364,703	7,364,703	-	7,364,703
NVMIVZ	306,804	3,512,161	3,522,115	-	3,522,115	319	3,521,796	3,521,796	-	3,521,796
NVMLG2	2,197,558	19,548,607	20,305,435	-	20,305,435	396	20,305,039	20,305,039	-	20,305,039
NVMM2	164,880,365	164,880,365	164,880,365	23,334	164,903,699	-	164,903,699	164,868,918	34,781	164,903,699
NVMMG1	37,360	232,701	277,588	-	277,588	42	277,546	277,546	-	277,546
NVMMG2	1,169,698	5,813,567	7,486,065	-	7,486,065	468	7,485,597	7,485,597	-	7,485,597
NVMMV2	823,915	7,119,302	6,723,146	-	6,723,146	444	6,722,702	6,722,702	-	6,722,702
NVNMO2	478,689	5,231,243	4,628,923	-	4,628,923	233	4,628,690	4,628,690	-	4,628,690
NVNSR2	88,419	1,074,649	1,004,438	-	1,004,438	71	1,004,367	1,004,367	-	1,004,367
NVOLG2	833,652	17,087,545	21,049,719	-	21,049,719	394	21,049,325	21,049,325	-	21,049,325
NVRE2	755,391	5,783,920	5,937,374	-	5,937,374	420	5,936,954	5,936,954	-	5,936,954
NVSIX2	5,281,818	44,790,113	45,423,638	-	45,423,638	533	45,423,105	45,423,105	-	45,423,105
NVSTB2	1,268,232	12,159,352	12,289,169	-	12,289,169	313	12,288,856	12,288,856	-	12,288,856
NVTIV3	35,957	375,977	417,457	-	417,457	60	417,397	417,397	-	417,397
SAM	14,393	14,393	14,393	-	14,393	10	14,383	14,383	-	14,383
SCF	211,278	4,098,309	4,219,215	-	4,219,215	283	4,218,932	4,218,932	-	4,218,932
SCF2	464,875	8,423,983	8,139,957	-	8,139,957	168	8,139,789	8,139,789	-	8,139,789
SCGF	184,088	2,605,372	3,061,386	-	3,061,386	268	3,061,118	3,061,118	-	3,061,118
SCGF2	393,289	4,922,406	5,454,917	-	5,454,917	190	5,454,727	5,454,727	-	5,454,727
SCVF	222,747	2,177,137	2,198,512	-	2,198,512	242	2,198,270	2,198,270	-	2,198,270
SCVF2	313,574	2,727,418	2,891,150	-	2,891,150	128	2,891,022	2,891,022	-	2,891,022
TRF	70,137	1,623,407	1,613,160	-	1,613,160	143	1,613,017	1,613,017	-	1,613,017
TRF2	160,404	3,557,587	3,662,021	-	3,662,021	107	3,661,914	3,661,914	-	3,661,914
NOTBBA	434,885	3,495,148	3,257,291	-	3,257,291	170	3,257,121	3,257,121	-	3,257,121
MNCPS2	324,256	4,779,424	4,905,546	-	4,905,546	209	4,905,337	4,905,056	281	4,905,337
MNHCBI	251,060	2,233,233	2,298,683	-	2,298,683	9	2,298,674	2,298,674	-	2,298,674
MNVFRI	88,029	750,256	753,582	116	753,698	-	753,698	753,698	-	753,698
MNWLGI	3,237	81,508	99,970	-	99,970	5	99,965	99,965	-	99,965
PSHYBI	34,107	227,198	245,231	-	245,231	4	245,227	245,227	-	245,227
PSTRBI	81,138	1,126,830	1,195,977	-	1,195,977	7	1,195,970	1,195,970	-	1,195,970
PMUBA	412,686	3,904,914	3,606,878	-	3,606,878	233	3,606,645	3,606,645	-	3,606,645
PMVAAD	336,811	3,466,600	3,011,089	-	3,011,089	220	3,010,869	3,010,869	-	3,010,869
PMVEBD	368,192	4,357,501	3,917,567	-	3,917,567	263	3,917,304	3,917,304	-	3,917,304
PMVFAD	234,925	2,073,806	1,660,918	-	1,660,918	173	1,660,745	1,660,745	-	1,660,745

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMVFHI	201,304	1,977,688	2,013,043	-	2,013,043	104	2,012,939	2,012,939	-	2,012,939
PMVFHV	359,484	3,810,502	3,594,836	-	3,594,836	113	3,594,723	3,594,723	-	3,594,723
PMVGBD	157,676	1,746,416	1,456,928	-	1,456,928	182	1,456,746	1,456,746	-	1,456,746
PMVHYD	556,561	3,926,247	4,029,500	1,169	4,030,669	-	4,030,669	4,030,669	-	4,030,669
PMVHYI	1,969	14,252	14,252	-	14,252	-	14,252	14,252	-	14,252
PMVII	742,291	7,301,452	7,341,258	-	7,341,258	21	7,341,237	7,341,237	-	7,341,237
PMVIV	1,735,996	17,561,233	17,169,004	-	17,169,004	296	17,168,708	17,168,708	-	17,168,708
PMVLAD	630,314	6,033,539	6,076,224	-	6,076,224	229	6,075,995	6,075,995	-	6,075,995
PMVLDI	158,547	1,530,573	1,528,392	-	1,528,392	97	1,528,295	1,528,295	-	1,528,295
PMVRA	10,471	123,260	120,519	-	120,519	1	120,518	120,518	-	120,518
PMVRI	131,885	1,562,202	1,518,000	-	1,518,000	7	1,517,993	1,517,993	-	1,517,993
PMVRSD	859,374	6,031,299	4,778,117	-	4,778,117	1,419,785	3,358,332	3,358,332	-	3,358,332
PMVRSI	190,492	1,193,596	1,032,465	-	1,032,465	6	1,032,459	1,032,459	-	1,032,459
PMVSTA	1,462,482	14,954,524	15,092,812	-	15,092,812	158	15,092,654	15,092,654	-	15,092,654
PMVSTI	261,182	2,669,879	2,695,396	-	2,695,396	102	2,695,294	2,695,294	-	2,695,294
PMVTRI	417,243	3,894,564	3,771,874	-	3,771,874	13	3,771,861	3,771,861	-	3,771,861
PNVCA1	4,527	170,069	193,398	-	193,398	6	193,392	193,392	-	193,392
PNVCB1	133,874	1,274,977	1,261,090	-	1,261,090	9	1,261,081	1,261,081	-	1,261,081
PNVDI1	18,649	291,385	293,342	-	293,342	8	293,334	293,334	-	293,334
PNVMC1	16,687	1,028,843	1,155,083	-	1,155,083	14	1,155,069	1,155,069	-	1,155,069
PNVSC1	3,491	51,236	54,778	-	54,778	6	54,772	54,772	-	54,772
PNVST1	169,718	427,722	431,083	-	431,083	8	431,075	431,075	-	431,075
PROA30	12,965	527,077	509,153	-	509,153	117	509,036	509,036	-	509,036
PROAHY	91,504	2,239,622	2,281,206	-	2,281,206	151	2,281,055	2,281,055	-	2,281,055
PROBIO	64,170	2,871,296	2,606,574	-	2,606,574	281	2,606,293	2,606,293	-	2,606,293
PROBL	62,147	3,599,503	3,634,334	-	3,634,334	153	3,634,181	3,634,181	-	3,634,181
PROBM	6,388	576,715	534,949	-	534,949	127	534,822	534,822	-	534,822
PROBNK	19,543	678,536	638,458	-	638,458	152	638,306	638,306	-	638,306
PROBR	17,655	206,496	194,205	-	194,205	52	194,153	194,153	-	194,153
PROCG	67,814	2,182,971	2,158,530	-	2,158,530	162	2,158,368	2,158,368	-	2,158,368
PROCS	28,982	1,843,232	2,144,342	-	2,144,342	190	2,144,152	2,144,152	-	2,144,152
PROE30	39,624	1,071,642	1,015,574	-	1,015,574	176	1,015,398	1,015,398	-	1,015,398
PROEM	25,792	802,324	774,782	-	774,782	192	774,590	774,590	-	774,590
PROFIN	34,270	1,796,957	1,819,032	-	1,819,032	258	1,818,774	1,818,774	-	1,818,774
PROGVP	10,403	119,479	111,518	-	111,518	22	111,496	111,496	-	111,496
PROHC	61,531	4,212,058	3,950,895	-	3,950,895	280	3,950,615	3,950,615	-	3,950,615
PROIND	34,628	3,101,145	3,068,038	-	3,068,038	191	3,067,847	3,067,847	-	3,067,847

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PROINT	19,309	391,372	386,953	-	386,953	89	386,864	386,864	-	386,864
PROJP	13,339	909,273	906,541	-	906,541	169	906,372	906,372	-	906,372
PRON	144,194	8,719,285	9,081,326	-	9,081,326	297	9,081,029	9,081,029	-	9,081,029
PRONET	136,372	3,302,638	3,637,040	-	3,637,040	268	3,636,772	3,636,772	-	3,636,772
PROOG	119,335	5,123,070	4,883,174	-	4,883,174	236	4,882,938	4,882,938	-	4,882,938
PROPHR	20,113	658,335	636,993	-	636,993	145	636,848	636,848	-	636,848
PROPM	87,200	2,546,888	2,281,141	-	2,281,141	192	2,280,949	2,280,949	-	2,280,949
PRORRO	64,045	2,583,990	1,855,385	-	1,855,385	1,543,454	311,931	311,931	-	311,931
PROSCN	770,727	26,719,658	39,083,548	2,171,865	41,255,413	-	41,255,413	38,499,733	2,755,680	41,255,413
PROSEM	107	2,205	2,250	-	2,250	22	2,228	2,228	-	2,228
PROSIN	137	3,356	3,383	-	3,383	34	3,349	3,349	-	3,349
PROSN	7,939	77,125	75,817	-	75,817	38	75,779	75,779	-	75,779
PROTEC	312,681	20,794,772	24,117,091	-	24,117,091	350	24,116,741	24,116,741	-	24,116,741
PROTEL	29,044	1,463,538	1,469,329	-	1,469,329	115	1,469,214	1,469,214	-	1,469,214
PROUN	123,047	4,115,279	5,368,523	-	5,368,523	190	5,368,333	5,368,333	-	5,368,333
PROUSN	2,373	58,782	53,090	-	53,090	67	53,023	53,023	-	53,023
PROUTL	69,575	3,220,171	3,106,531	-	3,106,531	213	3,106,318	3,106,318	-	3,106,318
PVEIB	936,621	26,995,288	30,365,253	-	30,365,253	246	30,365,007	30,365,007	-	30,365,007
PVEIIA	66,135	1,903,369	2,178,474	-	2,178,474	11	2,178,463	2,178,463	-	2,178,463
PVGPB	23,257	367,697	366,529	-	366,529	1	366,528	366,528	-	366,528
PVIGIB	133,785	1,507,895	1,610,769	-	1,610,769	62	1,610,707	1,610,707	-	1,610,707
PVNOB	10,250	477,649	495,075	-	495,075	15	495,060	495,060	-	495,060
PVTIGB	68,725	1,026,313	1,057,677	-	1,057,677	44	1,057,633	1,057,633	-	1,057,633
TRBCGP	66,043	2,615,061	3,968,525	-	3,968,525	25	3,968,500	3,968,500	-	3,968,500
TRHS2	550,181	30,349,265	26,199,639	-	26,199,639	244	26,199,395	26,199,395	-	26,199,395
TRLT1	135,465	627,203	635,329	-	635,329	10	635,319	635,319	-	635,319
TRMCG2	94,241	2,723,739	2,505,859	-	2,505,859	37	2,505,822	2,505,822	-	2,505,822
VEEMS	85,471	901,864	764,112	-	764,112	68	764,044	764,044	-	764,044
VVGGS	569,934	4,974,020	5,317,484	-	5,317,484	460	5,317,024	5,317,024	-	5,317,024
VWHA	51,532	1,412,876	1,297,565	-	1,297,565	232	1,297,333	1,297,333	-	1,297,333
VWHAS	228,374	6,267,479	5,492,390	89	5,492,479	-	5,492,479	5,492,122	357	5,492,479
VVEI	9,301	213,806	233,088	-	233,088	6	233,082	233,082	-	233,082
VVHGB	1,046,936	11,172,100	10,950,955	-	10,950,955	16	10,950,939	10,950,939	-	10,950,939
VVI	179,208	4,279,833	4,587,729	-	4,587,729	16	4,587,713	4,587,713	-	4,587,713
VVMCI	208,307	4,805,583	5,590,955	-	5,590,955	12	5,590,943	5,590,943	-	5,590,943
VVSTC	803,098	8,113,366	8,368,286	-	8,368,286	13	8,368,273	8,368,273	-	8,368,273
VVTISI	397,437	8,175,745	8,497,199	-	8,497,199	10	8,497,189	8,497,189	-	8,497,189

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
VVTSM	146,560	7,140,100	8,230,825	-	8,230,825	13	8,230,812	8,230,812	-	8,230,812
VRVDRA	195,485	3,833,248	4,099,326	-	4,099,326	201	4,099,125	4,099,125	-	4,099,125

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	ALVBWB	ALVGIA	ALVIVB	ALVPGB	ALVSVA	AASCO	ALCAI2	WFVSG1
Reinvested dividends	$10,732	18,554	7,134	-	598	-	-	-
Mortality and expense risk charges (note 2)	(8,352)	(4,629)	(4,011)	(2,511)	(236)	(298)	(531)	(2,941)

Net investment income (loss)	2,380	13,925	3,123	(2,511)	362	(298)	(531)	(2,941)

Realized gain (loss) on investments	(6,331)	76,136	7,173	18,166	516	18,544	9,135	(91,440)
Change in unrealized gain (loss) on investments	37,227	(31,106)	(581)	12,716	2,040	(8,841)	50,284	240,108

Net gain (loss) on investments	30,896	45,030	6,592	30,882	2,556	9,703	59,419	148,668

Reinvested capital gains	12,362	44,075	-	15,966	3,404	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$45,638	103,030	9,715	44,337	6,322	9,405	58,888	145,727

Investment Activity*:	AAEIP3	ARLPE3	AFGC	AFGF	AMVBA1	AMVBC4	AMVCB4	AMVGL4
Reinvested dividends	$185,884	115,513	61,264	25,770	145,558	689,235	602,210	8,343
Mortality and expense risk charges (note 2)	(64,643)	(16,436)	(4,067)	(14,168)	(10,665)	(528,476)	(223,182)	(3,172)

Net investment income (loss)	121,241	99,077	57,197	11,602	134,893	160,759	379,028	5,171

Realized gain (loss) on investments	474,879	(16,095)	(9,337)	175,166	(7,336)	(340,874)	170,716	2,330
Change in unrealized gain (loss) on investments	878,657	112,844	(52,650)	838,896	(87,061)	7,355,421	966,045	(7,552)

Net gain (loss) on investments	1,353,536	96,749	(61,987)	1,014,062	(94,397)	7,014,547	1,136,761	(5,222)

Reinvested capital gains	149,458	-	-	91,017	-	397,225	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,624,235	195,826	(4,790)	1,116,681	40,496	7,572,531	1,515,789	(51)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	AMVGS4	AMVGV2	AMVHI4	AMVI4	AMVIG1	AMVM1	AMVNW1	AMVNW4
Reinvested dividends	$50,060	81,073	33,078	92,406	408	28,192	32,570	221,360
Mortality and expense risk charges (note 2)	(70,603)	(18,722)	(2,501)	(104,168)	(52)	(1,956)	(6,149)	(192,596)

Net investment income (loss)	(20,543)	62,351	30,577	(11,762)	356	26,236	26,421	28,764

Realized gain (loss) on investments	(414,076)	(42,104)	460	(39,946)	100	(5,197)	7,130	59,419
Change in unrealized gain (loss) on investments	262,440	(27,949)	(19,929)	253,159	16	(16,997)	57,073	759,809

Net gain (loss) on investments	(151,636)	(70,053)	(19,469)	213,213	116	(22,194)	64,203	819,228

Reinvested capital gains	218,769	-	-	-	-	-	7,985	85,092

Net increase (decrease) in contract owners’ equity resulting from operations	$46,590	(7,702)	11,108	201,451	472	4,042	98,609	933,084

Investment Activity*:	PIHYB2	PIVF2	PIVFI	BRVDA3	BRVED3	BRVEDI	BRVHY3	BRVHYI
Reinvested dividends	$6,950	879	1,270	63,953	91,298	110,075	1,053,410	147,059
Mortality and expense risk charges (note 2)	(1,694)	(1,184)	(596)	(35,355)	(54,081)	(13,371)	(181,850)	(7,472)

Net investment income (loss)	5,256	(305)	674	28,598	37,217	96,704	871,560	139,587

Realized gain (loss) on investments	25	20	3,500	68,535	(427,523)	(162,838)	(334,563)	(22,792)
Change in unrealized gain (loss) on investments	3,413	8,237	16,448	(13,687)	438,327	(43,277)	469,662	44,458

Net gain (loss) on investments	3,438	8,257	19,948	54,848	10,804	(206,115)	135,099	21,666

Reinvested capital gains	-	-	7,216	171,648	295,942	395,799	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,694	7,952	27,838	255,094	343,963	286,388	1,006,659	161,253

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	BRVIII	BRVMMI	BRVSII	BRVTR1	BRVTR3	MLVGA3	DCAP	DVMCSS
Reinvested dividends	$27,475	27,147	55,623	39,598	439,996	286,114	153	43,614
Mortality and expense risk charges (note 2)	(891)	(1,838)	(8,995)	(3,327)	(124,972)	(261,784)	(113)	(91,000)

Net investment income (loss)	26,584	25,309	46,628	36,271	315,024	24,330	40	(47,386)

Realized gain (loss) on investments	295	-	(47,464)	(7,726)	(603,738)	(181,101)	39	80,650
Change in unrealized gain (loss) on investments	(74,376)	-	111,179	(24,847)	292,617	109,824	681	585,512

Net gain (loss) on investments	(74,081)	-	63,715	(32,573)	(311,121)	(71,277)	720	666,162

Reinvested capital gains	-	-	162,612	-	-	1,551,221	2,036	103,336

Net increase (decrease) in contract owners’ equity resulting from operations	$(47,497)	25,309	272,955	3,698	3,903	1,504,274	2,796	722,112

Investment Activity*:	CVN1IF	CVN1II	CVSBF	SASP5I	CLSCV1	CLVAB1	CLVEM1	CLVGT2
Reinvested dividends	$1,382	6,098	205	352,511	1,334	27,170	5,746	-
Mortality and expense risk charges (note 2)	(6,252)	(5,440)	(232)	(81,366)	(782)	(2,039)	(1,565)	(9,460)

Net investment income (loss)	(4,870)	658	(27)	271,145	552	25,131	4,181	(9,460)

Realized gain (loss) on investments	(44,912)	77,562	2	578,064	10,452	(1,276)	(32,751)	75,445
Change in unrealized gain (loss) on investments	(2,215)	155,260	(5,925)	4,269,705	(6,703)	(14,595)	45,262	109,818

Net gain (loss) on investments	(47,127)	232,822	(5,923)	4,847,769	3,749	(15,871)	12,511	185,263

Reinvested capital gains	27,164	119,893	211	-	7,787	-	-	34,622

Net increase (decrease) in contract owners’ equity resulting from operations	$(24,833)	353,373	(5,739)	5,118,914	12,088	9,260	16,692	210,425

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	CLVHY1	CLVHY2	CLVIB1	CLVLD1	CLVLG1	CLVLV1	CLVPB1	CLVSE1
Reinvested dividends	$5,041	246,131	38,188	10,401	-	-	490	-
Mortality and expense risk charges (note 2)	(278)	(47,283)	(2,602)	(806)	(43)	(3,899)	(36)	(808)

Net investment income (loss)	4,763	198,848	35,586	9,595	(43)	(3,899)	454	(808)

Realized gain (loss) on investments	62	25,252	400	674	679	26,504	(7)	20,280
Change in unrealized gain (loss) on investments	286	7,505	(22,177)	65	1,749	108,488	(247)	3,752

Net gain (loss) on investments	348	32,757	(21,777)	739	2,428	134,992	(254)	24,032

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,111	231,605	13,809	10,334	2,385	131,093	200	23,224

Investment Activity*:	CLVTB1	CSCRS	CSCRS2	DWVEMD	DWVSVS	DWVSVT	DFVIV	ETVFR
Reinvested dividends	$10,119	26,294	13,943	9,859	92,707	507	80,533	1,452,106
Mortality and expense risk charges (note 2)	(867)	(11,842)	(1,544)	(1,413)	(105,106)	(138)	(6,412)	(232,260)

Net investment income (loss)	9,252	14,452	12,399	8,446	(12,399)	369	74,121	1,219,846

Realized gain (loss) on investments	(333)	(104,986)	(45,119)	341	42,737	147	100,105	(189,798)
Change in unrealized gain (loss) on investments	(8,603)	116,409	53,590	1,200	499,535	2,009	(85,945)	99,479

Net gain (loss) on investments	(8,936)	11,423	8,471	1,541	542,272	2,156	14,160	(90,319)

Reinvested capital gains	-	-	-	-	348,230	1,401	41,563	-

Net increase (decrease) in contract owners’ equity resulting from operations	$316	25,875	20,870	9,987	878,103	3,926	129,844	1,129,527

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	FHIB	FQB	FVUS2	FAM2	FB2	FC2	FEI2	FEIP
Reinvested dividends	$47,250	8,219	56,083	4,167	1,490,577	12,216	100,643	40,662
Mortality and expense risk charges (note 2)	(2,883)	(1,007)	(16,580)	(2,387)	(1,049,949)	(445,604)	(94,506)	(7,203)

Net investment income (loss)	44,367	7,212	39,503	1,780	440,628	(433,388)	6,137	33,459

Realized gain (loss) on investments	(15,529)	223	(35,851)	3,144	1,417,565	1,545,328	87,326	30,453
Change in unrealized gain (loss) on investments	20,125	3,571	(12,237)	8,278	6,569,678	3,892,926	349,201	79,725

Net gain (loss) on investments	4,596	3,794	(48,088)	11,422	7,987,243	5,438,254	436,527	110,178

Reinvested capital gains	-	-	-	1,521	2,777,093	4,869,015	386,030	131,015

Net increase (decrease) in contract owners’ equity resulting from operations	$48,963	11,006	(8,585)	14,723	11,204,964	9,873,881	828,694	274,652

Investment Activity*:	FEMS2	FG2	FGI2	FHI2	FICAP	FIGBP	FIGBP2	FIP
Reinvested dividends	$106,467	-	331,737	58,198	11,161	168,202	720,168	104,563
Mortality and expense risk charges (note 2)	(101,964)	(1,276,049)	(311,112)	(16,924)	(4,070)	(15,291)	(238,758)	(27,026)

Net investment income (loss)	4,503	(1,276,049)	20,625	41,274	7,091	152,911	481,410	77,537

Realized gain (loss) on investments	137,444	5,407,756	920,391	88,660	24,983	9,317	(882,179)	285,779
Change in unrealized gain (loss) on investments	555,241	(2,436,307)	1,940,903	(5,099)	37,607	(83,579)	471,180	1,277,142

Net gain (loss) on investments	692,685	2,971,449	2,861,294	83,561	62,590	(74,262)	(410,999)	1,562,921

Reinvested capital gains	-	24,056,073	1,787,720	-	-	-	-	5,102

Net increase (decrease) in contract owners’ equity resulting from operations	$697,188	25,751,473	4,669,639	124,835	69,681	78,649	70,411	1,645,560

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	FMCP	FMMP	FNRS2	FRESS2	FVFRHI	FVIII	FVP	FVSII
Reinvested dividends	$6,900	142,601	121,758	191,494	163,703	72,614	25,143	32,018
Mortality and expense risk charges (note 2)	(3,684)	(9,485)	(65,448)	(56,913)	(23,385)	(8,314)	(5,832)	(2,423)

Net investment income (loss)	3,216	133,116	56,310	134,581	140,318	64,300	19,311	29,595

Realized gain (loss) on investments	17,319	-	126,726	(180,402)	43,099	24,968	9,736	1,925
Change in unrealized gain (loss) on investments	(20,837)	-	(7,057)	302,404	(41,693)	11,837	(35,729)	7,423

Net gain (loss) on investments	(3,518)	-	119,669	122,002	1,406	36,805	(25,993)	9,348

Reinvested capital gains	154,618	-	-	-	-	-	187,673	-

Net increase (decrease) in contract owners’ equity resulting from operations	$154,316	133,116	175,979	256,583	141,724	101,105	180,991	38,943

Investment Activity*:	FVSIS2	FVSS2	FEOVF	FTVFA2	FTVGI2	FTVIS2	FTVMD2	FTVUG2
Reinvested dividends	$565,122	31,946	45,816	44,714	-	812,260	114,743	9,696
Mortality and expense risk charges (note 2)	(187,284)	(39,663)	(28,499)	(26,780)	(89,421)	(202,006)	(93,798)	(5,075)

Net investment income (loss)	377,838	(7,717)	17,317	17,934	(89,421)	610,254	20,945	4,621

Realized gain (loss) on investments	25,824	60,159	(3,503)	32,358	(661,605)	(810,376)	66,439	1,360
Change in unrealized gain (loss) on investments	275,961	(345,047)	83,765	114,775	(225,717)	1,080,269	(332,095)	(3,632)

Net gain (loss) on investments	301,785	(284,888)	80,262	147,133	(887,322)	269,893	(265,656)	(2,272)

Reinvested capital gains	-	556,009	18,111	-	-	66,549	482,158	-

Net increase (decrease) in contract owners’ equity resulting from operations	$679,623	263,404	115,690	165,067	(976,743)	946,696	237,447	2,349

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	GVGMNS	GVMSAS	GVFRB	RAF	RBF	RBKF	RBMF	RCPF
Reinvested dividends	$17,088	53,158	345,959	17,987	-	23,332	14,344	55,949
Mortality and expense risk charges (note 2)	(8,777)	(21,550)	(67,675)	(1,249)	(47,408)	(14,692)	(23,542)	(51,266)

Net investment income (loss)	8,311	31,608	278,284	16,738	(47,408)	8,640	(9,198)	4,683

Realized gain (loss) on investments	8,642	(1,965)	122,065	(41,975)	(239,189)	121,959	22,705	(148,643)
Change in unrealized gain (loss) on investments	41,705	13,103	(155,379)	7,734	(78,903)	22,069	(64,503)	277,364

Net gain (loss) on investments	50,347	11,138	(33,314)	(34,241)	(318,092)	144,028	(41,798)	128,721

Reinvested capital gains	-	-	-	-	289,591	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$58,658	42,746	244,970	(17,503)	(75,909)	152,668	(50,996)	133,404

Investment Activity*:	RELF	RENF	RESF	RFSF	RHCF	RHYS	RINF	RJNF
Reinvested dividends	$-	98,162	-	56,211	-	13,023	-	47,805
Mortality and expense risk charges (note 2)	(285,491)	(60,082)	(25,625)	(78,674)	(88,927)	(3,461)	(41,757)	(13,778)

Net investment income (loss)	(285,491)	38,080	(25,625)	(22,463)	(88,927)	9,562	(41,757)	34,027

Realized gain (loss) on investments	812,468	(8,410)	(210,232)	201,614	173,571	7,974	(487,822)	(101,046)
Change in unrealized gain (loss) on investments	1,754,800	(77,843)	129,712	963,703	(280,627)	(2,872)	1,108,166	162,466

Net gain (loss) on investments	2,567,268	(86,253)	(80,520)	1,165,317	(107,056)	5,102	620,344	61,420

Reinvested capital gains	293,709	-	-	24,748	159,204	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,575,486	(48,173)	(106,145)	1,167,602	(36,779)	14,664	578,587	95,447

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	RLCE	RLCJ	RLF	RMED	RMEK	RNF	ROF	RPMF
Reinvested dividends	$44,077	21,274	1,485	13,796	19,810	-	37,497	107,577
Mortality and expense risk charges (note 2)	(10,029)	(6,967)	(35,020)	(31,265)	(18,264)	(127,656)	(272,359)	(80,315)

Net investment income (loss)	34,048	14,307	(33,535)	(17,469)	1,546	(127,656)	(234,862)	27,262

Realized gain (loss) on investments	83,313	74,934	(61,736)	226,468	365,916	1,971,730	3,190,104	1,138,704
Change in unrealized gain (loss) on investments	(150,867)	(81,382)	477,950	93,676	(355,924)	711,389	308,081	(853,957)

Net gain (loss) on investments	(67,554)	(6,448)	416,214	320,144	9,992	2,683,119	3,498,185	284,747

Reinvested capital gains	-	-	-	-	-	-	347,073	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(33,506)	7,859	382,679	302,675	11,538	2,555,463	3,610,396	312,009

Investment Activity*:	RREF	RRF	RTEC	RTEL	RTF	RTRF	RUF	RUGB
Reinvested dividends	$23,092	-	-	2,860	61,011	3,778	44,087	84,898
Mortality and expense risk charges (note 2)	(26,129)	(17,684)	(128,249)	(4,669)	(116,105)	(24,153)	(3,550)	(37,491)

Net investment income (loss)	(3,037)	(17,684)	(128,249)	(1,809)	(55,094)	(20,375)	40,537	47,407

Realized gain (loss) on investments	465,290	(57,187)	5,762	59,619	3,548,038	(174,060)	(123,192)	(183,581)
Change in unrealized gain (loss) on investments	(386,710)	247,720	1,588,036	(14,140)	(782,474)	175,210	37,707	(284,032)

Net gain (loss) on investments	78,580	190,533	1,593,798	45,479	2,765,564	1,150	(85,485)	(467,613)

Reinvested capital gains	-	-	375,447	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$75,543	172,849	1,840,996	43,670	2,710,470	(19,225)	(44,948)	(420,206)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	RUTL	RVARS	RVCMD	RVF	RVIDD	RVIMC	RVISC	RVLCG
Reinvested dividends	$29,022	106,485	73,479	-	10,897	1,790	10,417	5,969
Mortality and expense risk charges (note 2)	(33,055)	(30,427)	(23,104)	(116,006)	(2,367)	(638)	(2,901)	(155,879)

Net investment income (loss)	(4,033)	76,058	50,375	(116,006)	8,530	1,152	7,516	(149,910)

Realized gain (loss) on investments	151,211	65,953	(143,224)	3,727,966	(93,187)	(15,181)	(76,401)	104,412
Change in unrealized gain (loss) on investments	185,784	(226,455)	158,219	(432,190)	37,277	7,127	51,481	2,168,296

Net gain (loss) on investments	336,995	(160,502)	14,995	3,295,776	(55,910)	(8,054)	(24,920)	2,272,708

Reinvested capital gains	-	-	-	-	-	-	-	41,753

Net increase (decrease) in contract owners’ equity resulting from operations	$332,962	(84,444)	65,370	3,179,770	(47,380)	(6,902)	(17,404)	2,164,551

Investment Activity*:	RVLCV	RVLDD	RVMCG	RVMCV	RVMFU	RVSCG	RVSCV	RVSDL
Reinvested dividends	$127,001	27,787	-	3,090	50,570	-	-	12,488
Mortality and expense risk charges (note 2)	(149,911)	(35,754)	(66,901)	(60,123)	(25,427)	(44,012)	(33,469)	(6,029)

Net investment income (loss)	(22,910)	(7,967)	(66,901)	(57,033)	25,143	(44,012)	(33,469)	6,459

Realized gain (loss) on investments	799,415	1,395,625	965,290	366,095	24,872	570,534	301,626	23,085
Change in unrealized gain (loss) on investments	29,524	(958,818)	(282,851)	(440,612)	(77,763)	(385,148)	(294,807)	40,939

Net gain (loss) on investments	828,939	436,807	682,439	(74,517)	(52,891)	185,386	6,819	64,024

Reinvested capital gains	-	-	390	191,550	27,033	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$806,029	428,840	615,928	60,000	(715)	141,374	(26,650)	70,483

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	RVWDL	HTDEIA	HTIOIA	HTMCIA	AVIE2	IVBRA2	IVEW52	IVEW5I
Reinvested dividends	$10,559	3,472	131	-	15,736	198,455	226,545	21,492
Mortality and expense risk charges (note 2)	(2,484)	(1,874)	(29)	(609)	(11,728)	(43,050)	(173,308)	(4,398)

Net investment income (loss)	8,075	1,598	102	(609)	4,008	155,405	53,237	17,094

Realized gain (loss) on investments	(29,800)	18,310	25	(7,999)	(1,321)	(133,112)	(23,947)	6,339
Change in unrealized gain (loss) on investments	(14,626)	81,092	5	11,944	(15,701)	70,865	1,300,839	93,775

Net gain (loss) on investments	(44,426)	99,402	30	3,945	(17,022)	(62,247)	1,276,892	100,114

Reinvested capital gains	-	24,424	-	4,380	5,449	-	397,962	32,498

Net increase (decrease) in contract owners’ equity resulting from operations	$(36,351)	125,424	132	7,716	(7,565)	93,158	1,728,091	149,706

Investment Activity*:	OVAG	OVGSS	OVIG	OVSC	OVSCS	WRASP	WRENG	JABS
Reinvested dividends	$-	-	8,830	-	-	164,427	30,752	628,938
Mortality and expense risk charges (note 2)	(3,247)	(181,750)	(4,820)	(1,224)	(147,751)	(127,857)	(12,805)	(421,635)

Net investment income (loss)	(3,247)	(181,750)	4,010	(1,224)	(147,751)	36,570	17,947	207,303

Realized gain (loss) on investments	(67,325)	(211,003)	(170,606)	2,182	(111,037)	198,669	133,773	1,152,575
Change in unrealized gain (loss) on investments	314,566	1,597,583	58,016	18,833	1,128,421	345,611	(206,591)	3,237,851

Net gain (loss) on investments	247,241	1,386,580	(112,590)	21,015	1,017,384	544,280	(72,818)	4,390,426

Reinvested capital gains	-	906,436	90,556	16,538	484,231	329,513	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$243,994	2,111,266	(18,024)	36,329	1,353,864	910,363	(54,871)	4,597,729

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	JAFBS	JAGSEI	JAGTS	JAIGS	JAMGS	JAWGS	LZREMI	LZREMS
Reinvested dividends	$198,676	615	-	7,022	147,442	86	14,233	96,727
Mortality and expense risk charges (note 2)	(52,930)	(2,016)	(464,970)	(5,857)	(273,384)	(209)	(1,323)	(43,123)

Net investment income (loss)	145,746	(1,401)	(464,970)	1,165	(125,942)	(123)	12,910	53,604

Realized gain (loss) on investments	(225,675)	2,910	(729,779)	7,963	(123,048)	6	5,830	54,852
Change in unrealized gain (loss) on investments	103,241	(3,120)	11,513,901	4,692	2,262,356	701	9,795	46,542

Net gain (loss) on investments	(122,434)	(210)	10,784,122	12,655	2,139,308	707	15,625	101,394

Reinvested capital gains	-	2,133	-	-	1,027,930	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,312	522	10,319,152	13,820	3,041,296	584	28,535	154,998

Investment Activity*:	LPVAI	LPVCA2	LPVCII	LPVCMI	LPWHY2	SBVI	SBVSG2	LACDV2
Reinvested dividends	$2,449	2,047	35,807	992	150,033	18,230	-	59,248
Mortality and expense risk charges (note 2)	(1,060)	(23,043)	(9,373)	(614)	(32,513)	(21,289)	(92,755)	(64,359)

Net investment income (loss)	1,389	(20,996)	26,434	378	117,520	(3,059)	(92,755)	(5,111)

Realized gain (loss) on investments	11,728	(120,069)	(40,922)	10,713	(18,087)	28,565	181,997	(848,287)
Change in unrealized gain (loss) on investments	18,342	(37,357)	136,309	(2,046)	43,865	(135,340)	(131,032)	1,232,229

Net gain (loss) on investments	30,070	(157,426)	95,387	8,667	25,778	(106,775)	50,965	383,942

Reinvested capital gains	33,425	421,963	297,099	3,689	-	221,212	295,089	-

Net increase (decrease) in contract owners’ equity resulting from operations	$64,884	243,541	418,920	12,734	143,298	111,378	253,299	378,831

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	LACI2	LACIP2	LACIPS	LACMVS	LACU2	LACV2	LACVS	LJPCBT
Reinvested dividends	$1,842	22,916	451,149	67,414	-	172,838	60,336	495,046
Mortality and expense risk charges (note 2)	(671)	(1,469)	(106,777)	(28,525)	(23,465)	(76,276)	(21,501)	(34,229)

Net investment income (loss)	1,171	21,447	344,372	38,889	(23,465)	96,562	38,835	460,817

Realized gain (loss) on investments	182	1,008	(1,055,354)	(204,637)	16,371	66,487	13,858	689
Change in unrealized gain (loss) on investments	(1,425)	(3,490)	1,055,181	297,280	471,552	217,024	82,785	(338,792)

Net gain (loss) on investments	(1,243)	(2,482)	(173)	92,643	487,923	283,511	96,643	(338,103)

Reinvested capital gains	-	-	-	62,067	34,812	70,179	25,691	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(72)	18,965	344,199	193,599	499,270	450,252	161,169	122,714

Investment Activity*:	LJPMVS	LJPSCS	LJPUES	LOVSDC	LOVTRC	M3GRES	MEGS	MMCGSC
Reinvested dividends	$33,245	8,181	34,412	823,346	415,261	14,065	-	-
Mortality and expense risk charges (note 2)	(8,523)	(3,190)	(20,338)	(200,962)	(104,171)	(9,365)	(1,339)	(14,172)

Net investment income (loss)	24,722	4,991	14,074	622,384	311,090	4,700	(1,339)	(14,172)

Realized gain (loss) on investments	38,032	57,007	263,967	(255,347)	(351,253)	(64,572)	12,185	63,315
Change in unrealized gain (loss) on investments	(160,736)	29,587	677,106	343,490	143,081	41,557	31,416	(32,353)

Net gain (loss) on investments	(122,704)	86,594	941,073	88,143	(208,172)	(23,015)	43,601	30,962

Reinvested capital gains	402,543	15,509	281,467	-	-	-	23,928	109,865

Net increase (decrease) in contract owners’ equity resulting from operations	$304,561	107,094	1,236,614	710,527	102,918	(18,315)	66,190	126,655

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	MNDSC	MV2CBI	MV2RII	MV2RIS	MV3LMS	MV3MVI	MV3MVS	MVBRES
Reinvested dividends	$-	3,177	2,117	21,373	1,431	3,528	137,352	25,260
Mortality and expense risk charges (note 2)	(23)	(277)	(334)	(17,430)	(620)	(982)	(145,010)	(36,471)

Net investment income (loss)	(23)	2,900	1,783	3,943	811	2,546	(7,658)	(11,211)

Realized gain (loss) on investments	(1)	11	24,603	6,940	296	633	40,501	31,223
Change in unrealized gain (loss) on investments	(2,272)	(899)	(12,446)	(16,965)	45	20,547	877,181	446,618

Net gain (loss) on investments	(2,273)	(888)	12,157	(10,025)	341	21,180	917,682	477,841

Reinvested capital gains	-	-	-	-	-	11,896	556,001	225,441

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,296)	2,012	13,940	(6,082)	1,152	35,622	1,466,025	692,071

Investment Activity*:	MVFIC	MVGTAS	MVIGIC	MVIGSC	MVITSI	MVIVSC	MVUSC	MGRFV
Reinvested dividends	$19,049	3,720	9,086	44,083	265	362,031	101,340	32,218
Mortality and expense risk charges (note 2)	(4,043)	(9,642)	(3,145)	(58,630)	(133)	(323,808)	(57,203)	(29,252)

Net investment income (loss)	15,006	(5,922)	5,941	(14,547)	132	38,223	44,137	2,966

Realized gain (loss) on investments	(872)	(1,474)	20,461	79,528	260	47,232	(348,308)	(36,474)
Change in unrealized gain (loss) on investments	27,966	30,265	31,903	259,848	3,505	353,065	648,360	62,657

Net gain (loss) on investments	27,094	28,791	52,364	339,376	3,765	400,297	300,052	26,183

Reinvested capital gains	86,275	3,770	2,952	17,312	2,693	1,408,981	141,096	21,276

Net increase (decrease) in contract owners’ equity resulting from operations	$128,375	26,639	61,257	342,141	6,590	1,847,501	485,285	50,425

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	MSEMB	MSVEG2	MSVEM	MSVGT2	DTRTFB	EIF2	GBF	GBF2
Reinvested dividends	$605,067	-	6,316	-	322,149	187,508	119,694	175,220
Mortality and expense risk charges (note 2)	(68,163)	(248,279)	(1,558)	(12,999)	(36,461)	(140,670)	(39,354)	(58,535)

Net investment income (loss)	536,904	(248,279)	4,758	(12,999)	285,688	46,838	80,340	116,685

Realized gain (loss) on investments	(659,427)	5,190,742	(6,968)	(5,497)	(142,983)	(142,577)	(134,388)	(176,726)
Change in unrealized gain (loss) on investments	685,963	3,838,825	29,731	77,592	(77,399)	566,659	18,778	23,507

Net gain (loss) on investments	26,536	9,029,567	22,763	72,095	(220,382)	424,082	(115,610)	(153,219)

Reinvested capital gains	-	-	-	-	-	497,089	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$563,440	8,781,288	27,521	59,096	65,306	968,009	(35,270)	(36,534)

Investment Activity*:	GEM	GEM2	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA
Reinvested dividends	$14,448	104,191	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(15,836)	(88,342)	(1,184,536)	(160,323)	(359,961)	(663,798)	(935,665)	(263,018)

Net investment income (loss)	(1,388)	15,849	(1,184,536)	(160,323)	(359,961)	(663,798)	(935,665)	(263,018)

Realized gain (loss) on investments	(5,850)	(1,506,183)	1,200,185	(523,714)	741,841	2,737,393	2,492,273	(903,645)
Change in unrealized gain (loss) on investments	56,515	1,974,846	9,808,145	629,342	1,310,887	6,335,859	17,006,437	3,218,125

Net gain (loss) on investments	50,665	468,663	11,008,330	105,628	2,052,728	9,073,252	19,498,710	2,314,480

Reinvested capital gains	-	-	3,592,237	-	1,910,979	2,924,679	3,102,815	-

Net increase (decrease) in contract owners’ equity resulting from operations	$49,277	484,512	13,416,031	(54,695)	3,603,746	11,334,133	21,665,860	2,051,462

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	GVDMC	GVEX1	GVIDA	GVIDC	GVIDM	HIBF	IDPG2	IDPGI2
Reinvested dividends	$-	3,956,898	-	-	-	338,517	-	-
Mortality and expense risk charges (note 2)	(173,556)	(4,508,111)	(85,026)	(155,657)	(677,685)	(70,370)	(35,196)	(37,776)

Net investment income (loss)	(173,556)	(551,213)	(85,026)	(155,657)	(677,685)	268,147	(35,196)	(37,776)

Realized gain (loss) on investments	(266,545)	(74,796,296)	(54,790)	(67,040)	(3,506,199)	(113,269)	21,032	(14,480)
Change in unrealized gain (loss) on investments	1,117,760	156,477,105	779,933	570,888	8,385,931	157,541	219,534	246,086

Net gain (loss) on investments	851,215	81,680,809	725,143	503,848	4,879,732	44,272	240,566	231,606

Reinvested capital gains	-	280,325	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$677,659	81,409,921	640,117	348,191	4,202,047	312,419	205,370	193,830

Investment Activity*:	MCIF	MSBF	NAMAA2	NAMGI2	NCPG2	NCPGI2	NDESY	NIFY
Reinvested dividends	$782,594	685,694	-	-	-	-	2,400	6,551
Mortality and expense risk charges (note 2)	(814,698)	(144,787)	(97,531)	(63,647)	(14,222)	(20,076)	(13,742)	(8,585)

Net investment income (loss)	(32,104)	540,907	(97,531)	(63,647)	(14,222)	(20,076)	(11,342)	(2,034)

Realized gain (loss) on investments	(4,083,575)	(358,252)	(52,771)	200,085	28,548	56,229	249,570	169,792
Change in unrealized gain (loss) on investments	8,482,671	782,119	1,315,328	639,145	77,547	69,581	775,346	116,749

Net gain (loss) on investments	4,399,096	423,867	1,262,557	839,230	106,095	125,810	1,024,916	286,541

Reinvested capital gains	3,335,462	-	-	277,213	-	-	278,620	154,553

Net increase (decrease) in contract owners’ equity resulting from operations	$7,702,454	964,774	1,165,026	1,052,796	91,873	105,734	1,292,194	439,060

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	NLCGY	NUSTLY	NVAMV2	NVAMVZ	NVBX	NVCBD2	NVCCA2	NVCCN2
Reinvested dividends	$20,696	-	22,777	192,461	1,284,826	145,874	-	-
Mortality and expense risk charges (note 2)	(33,577)	(29,111)	(19,290)	(140,715)	(469,383)	(55,138)	(145,862)	(136,964)

Net investment income (loss)	(12,881)	(29,111)	3,487	51,746	815,443	90,736	(145,862)	(136,964)

Realized gain (loss) on investments	662,585	385,752	111,992	(431,164)	(1,022,141)	(132,393)	182,478	91,230
Change in unrealized gain (loss) on investments	1,909,632	1,948,992	(8,841)	1,004,804	235,422	31,056	940,461	421,424

Net gain (loss) on investments	2,572,217	2,334,744	103,151	573,640	(786,719)	(101,337)	1,122,939	512,654

Reinvested capital gains	-	28,184	107,651	812,287	-	-	98,630	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,559,336	2,333,817	214,289	1,437,673	28,724	(10,601)	1,075,707	375,690

Investment Activity*:	NVCMA2	NVCMC2	NVCMD2	NVCRA2	NVCRB2	NVDBL2	NVDCA2	NVFIII
Reinvested dividends	$-	-	-	-	-	-	-	222,283
Mortality and expense risk charges (note 2)	(99,486)	(115,152)	(200,196)	(75,122)	(138,169)	(112,573)	(182,112)	(87,201)

Net investment income (loss)	(99,486)	(115,152)	(200,196)	(75,122)	(138,169)	(112,573)	(182,112)	135,082

Realized gain (loss) on investments	153,677	178,761	1,000,515	246,032	729,792	(411,041)	(457,857)	(193,292)
Change in unrealized gain (loss) on investments	658,691	408,926	330,774	499,367	133,735	1,068,995	1,956,293	34,552

Net gain (loss) on investments	812,368	587,687	1,331,289	745,399	863,527	657,954	1,498,436	(158,740)

Reinvested capital gains	127,836	9,885	189,258	64,379	92,952	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$840,718	482,420	1,320,351	734,656	818,310	545,381	1,316,324	(23,658)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	NVGEII	NVIE6	NVIX	NVLCP2	NVLCPP	NVLCPY	NVMGA2	NVMIG6
Reinvested dividends	$25,923	75,793	1,776,742	-	778,490	3,736	-	18,271
Mortality and expense risk charges (note 2)	(21,490)	(35,048)	(531,864)	(3)	(283,094)	(320)	(35,738)	(98,438)

Net investment income (loss)	4,433	40,745	1,244,878	(3)	495,396	3,416	(35,738)	(80,167)

Realized gain (loss) on investments	102,785	108,449	810,582	-	(669,466)	(36)	62,412	(686,752)
Change in unrealized gain (loss) on investments	118,468	109,164	(1,143,224)	-	347,153	(1,140)	167,636	571,074

Net gain (loss) on investments	221,253	217,613	(332,642)	-	(322,313)	(1,176)	230,048	(115,678)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$225,686	258,358	912,236	(3)	173,083	2,240	194,310	(195,845)

Investment Activity*:	NVMIVZ	NVMLG2	NVMM2	NVMMG1	NVMMG2	NVMMV2	NVNMO1	NVNMO2
Reinvested dividends	$230,555	112,905	7,496,162	-	-	67,012	-	15,400
Mortality and expense risk charges (note 2)	(47,038)	(237,829)	(2,124,890)	(1,969)	(105,199)	(86,948)	-	(54,063)

Net investment income (loss)	183,517	(124,924)	5,371,272	(1,969)	(105,199)	(19,936)	-	(38,663)

Realized gain (loss) on investments	(2,513)	3,088,472	-	(1,140)	648,254	(183,878)	-	40,109
Change in unrealized gain (loss) on investments	(69,939)	(492,560)	-	46,893	760,634	513,569	-	(756,145)

Net gain (loss) on investments	(72,452)	2,595,912	-	45,753	1,408,888	329,691	-	(716,036)

Reinvested capital gains	-	1,367,386	-	-	-	113,132	6	1,529,825

Net increase (decrease) in contract owners’ equity resulting from operations	$111,065	3,838,374	5,371,272	43,784	1,303,689	422,887	6	775,126

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	NVNSR2	NVOLG2	NVRE2	NVSIX2	NVSTB2	NVTIV3	SAM	SCF
Reinvested dividends	$1,917	195,818	131,255	410,195	486,019	25,765	1,432	5,279
Mortality and expense risk charges (note 2)	(14,362)	(232,275)	(76,161)	(489,000)	(159,212)	(5,301)	(390)	(64,655)

Net investment income (loss)	(12,445)	(36,457)	55,094	(78,805)	326,807	20,464	1,042	(59,376)

Realized gain (loss) on investments	(30,322)	631,801	(574,873)	1,818,116	6,936	18,319	-	(121,012)
Change in unrealized gain (loss) on investments	(22,870)	3,069,978	1,036,290	1,569,486	140,528	(19,485)	-	583,594

Net gain (loss) on investments	(53,192)	3,701,779	461,417	3,387,602	147,464	(1,166)	-	462,582

Reinvested capital gains	181,276	-	-	460,738	-	-	-	130,101

Net increase (decrease) in contract owners’ equity resulting from operations	$115,639	3,665,322	516,511	3,769,535	474,271	19,298	1,042	533,307

Investment Activity*:	SCF2	SCGF	SCGF2	SCVF	SCVF2	TRF	TRF2	NOTBBA
Reinvested dividends	$-	-	-	15,803	16,884	17,206	31,331	167,047
Mortality and expense risk charges (note 2)	(64,064)	(48,508)	(60,020)	(31,340)	(31,429)	(25,075)	(47,936)	(60,377)

Net investment income (loss)	(64,064)	(48,508)	(60,020)	(15,537)	(14,545)	(7,869)	(16,605)	106,670

Realized gain (loss) on investments	876,867	(655,005)	816,223	(66,663)	69,582	38,307	(139,816)	(290,140)
Change in unrealized gain (loss) on investments	(934,242)	1,290,538	123,973	158,259	29,446	107,484	483,274	340,116

Net gain (loss) on investments	(57,375)	635,533	940,196	91,596	99,028	145,791	343,458	49,976

Reinvested capital gains	143,397	-	-	19,323	24,219	62,693	161,047	-

Net increase (decrease) in contract owners’ equity resulting from operations	$21,958	587,025	880,176	95,382	108,702	200,615	487,900	156,646

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	MNCPS2	MNHCBI	MNVFRI	MNWLGI	PSHYBI	PSTRBI	PMUBA	PMVAAD
Reinvested dividends	$168,363	127,781	55,443	-	-	-	162,585	204,754
Mortality and expense risk charges (note 2)	(66,457)	(7,048)	(2,383)	(242)	(591)	(2,842)	(40,652)	(43,882)

Net investment income (loss)	101,906	120,733	53,060	(242)	(591)	(2,842)	121,933	160,872

Realized gain (loss) on investments	(335,284)	8,010	(1,139)	2,886	3,089	1,343	(98,431)	(256,060)
Change in unrealized gain (loss) on investments	511,600	8,256	(895)	7,435	9,552	21,394	122,755	164,029

Net gain (loss) on investments	176,316	16,266	(2,034)	10,321	12,641	22,737	24,324	(92,031)

Reinvested capital gains	82,765	-	-	6,796	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$360,987	136,999	51,026	16,875	12,050	19,895	146,257	68,841

Investment Activity*:	PMVEBD	PMVFAD	PMVFHI	PMVFHV	PMVGBD	PMVHYD	PMVHYI	PMVII
Reinvested dividends	$267,957	57,040	70,824	125,211	53,249	278,230	20	346,997
Mortality and expense risk charges (note 2)	(49,245)	(20,514)	(6,492)	(36,860)	(22,860)	(66,391)	(1)	(19,885)

Net investment income (loss)	218,712	36,526	64,332	88,351	30,389	211,839	19	327,112

Realized gain (loss) on investments	(223,273)	(155,047)	(13,131)	(45,285)	(48,334)	145,354	-	(57,419)
Change in unrealized gain (loss) on investments	263,400	34,091	48,061	107,158	(13,359)	(103,468)	-	4,914

Net gain (loss) on investments	40,127	(120,956)	34,930	61,873	(61,693)	41,886	-	(52,505)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$258,839	(84,430)	99,262	150,224	(31,304)	253,725	19	274,607

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	PMVIV	PMVLAD	PMVLDI	PMVRA	PMVRI	PMVRSD	PMVRSI	PMVSTA
Reinvested dividends	$979,466	289,777	62,502	321	34,325	102,066	21,644	699,057
Mortality and expense risk charges (note 2)	(201,683)	(111,676)	(4,920)	(271)	(4,360)	(51,062)	(2,945)	(157,818)

Net investment income (loss)	777,783	178,101	57,582	50	29,965	51,004	18,699	541,239

Realized gain (loss) on investments	(333,184)	95,208	(7,154)	(2)	(50,698)	(1,030,854)	(48,082)	88,506
Change in unrealized gain (loss) on investments	211,107	(63,844)	13,917	(2,741)	42,348	1,155,583	61,795	36,601

Net gain (loss) on investments	(122,077)	31,364	6,763	(2,743)	(8,350)	124,729	13,713	125,107

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$655,706	209,465	64,345	(2,693)	21,615	175,733	32,412	666,346

Investment Activity*:	PMVSTI	PMVTRI	PNVCA1	PNVCB1	PNVDI1	PNVMC1	PNVSC1	PNVST1
Reinvested dividends	$111,392	129,521	853	33,169	8,157	2,157	129	8,725
Mortality and expense risk charges (note 2)	(7,368)	(10,771)	(459)	(3,453)	(678)	(2,889)	(131)	(743)

Net investment income (loss)	104,024	118,750	394	29,716	7,479	(732)	(2)	7,982

Realized gain (loss) on investments	2,800	(61,665)	6,162	2,682	2,369	10,687	1,291	94
Change in unrealized gain (loss) on investments	15,843	11,134	19,171	(28,457)	(7,562)	56,117	(798)	1,383

Net gain (loss) on investments	18,643	(50,531)	25,333	(25,775)	(5,193)	66,804	493	1,477

Reinvested capital gains	-	-	3,649	-	-	76,176	687	-

Net increase (decrease) in contract owners’ equity resulting from operations	$122,667	68,219	29,376	3,941	2,286	142,248	1,178	9,459

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	PROA30	PROAHY	PROBIO	PROBL	PROBM	PROBNK	PROBR	PROCG
Reinvested dividends	$2,596	152,056	-	24,128	3,002	11,442	4,900	33,577
Mortality and expense risk charges (note 2)	(6,009)	(36,993)	(44,569)	(53,717)	(10,029)	(10,011)	(1,685)	(31,893)

Net investment income (loss)	(3,413)	115,063	(44,569)	(29,589)	(7,027)	1,431	3,215	1,684

Realized gain (loss) on investments	60,468	57,669	(448,932)	934,194	73,590	231,324	(28,888)	(640,983)
Change in unrealized gain (loss) on investments	(26,468)	(31,902)	(860,525)	(357,931)	(88,458)	(174,045)	(1,243)	100,235

Net gain (loss) on investments	34,000	25,767	(1,309,457)	576,263	(14,868)	57,279	(30,131)	(540,748)

Reinvested capital gains	-	-	1,336,837	161,226	537	-	2,371	722,364

Net increase (decrease) in contract owners’ equity resulting from operations	$30,587	140,830	(17,189)	707,900	(21,358)	58,710	(24,545)	183,300

Investment Activity*:	PROCS	PROE30	PROEM	PROFIN	PROGVP	PROHC	PROIND	PROINT
Reinvested dividends	$-	21,266	13,971	5,104	6,849	2,885	5,652	13,640
Mortality and expense risk charges (note 2)	(31,292)	(17,451)	(17,705)	(29,575)	(3,028)	(72,545)	(45,558)	(5,592)

Net investment income (loss)	(31,292)	3,815	(3,734)	(24,471)	3,821	(69,660)	(39,906)	8,048

Realized gain (loss) on investments	132,815	90,366	197,204	398,911	(24,884)	(75,596)	191,966	10,758
Change in unrealized gain (loss) on investments	105,485	(102,236)	(106,912)	(125,330)	(22,566)	(40,065)	(161,503)	(16,505)

Net gain (loss) on investments	238,300	(11,870)	90,292	273,581	(47,450)	(115,661)	30,463	(5,747)

Reinvested capital gains	234,540	37,963	-	173,087	-	208,574	402,376	-

Net increase (decrease) in contract owners’ equity resulting from operations	$441,548	29,908	86,558	422,197	(43,629)	23,253	392,933	2,301

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	PROJP	PRON	PRONET	PROOG	PROPHR	PROPM	PRORRO	PROSCN
Reinvested dividends	$28,491	35,879	-	139,091	-	83,861	76,529	-
Mortality and expense risk charges (note 2)	(18,232)	(134,461)	(52,894)	(100,014)	(11,975)	(36,342)	(5,492)	(476,875)

Net investment income (loss)	10,259	(98,582)	(52,894)	39,077	(11,975)	47,519	71,037	(476,875)

Realized gain (loss) on investments	108,501	1,206,605	868,328	(30,738)	(24,079)	436,065	(59,477)	7,801,765
Change in unrealized gain (loss) on investments	(21,972)	(460,638)	(70,953)	(143,798)	(61,475)	(415,580)	(608,166)	6,439,492

Net gain (loss) on investments	86,529	745,967	797,375	(174,536)	(85,554)	20,485	(667,643)	14,241,257

Reinvested capital gains	145,433	1,058,564	71,150	302,911	92,227	-	899,787	2,477,707

Net increase (decrease) in contract owners’ equity resulting from operations	$242,221	1,705,949	815,631	167,452	(5,302)	68,004	303,181	16,242,089

Investment Activity*:	PROSEM	PROSIN	PROSN	PROTEC	PROTEL	PROUN	PROUSN	PROUTL
Reinvested dividends	$257	409	4,381	-	-	15,411	2,671	53,466
Mortality and expense risk charges (note 2)	(151)	(269)	(1,028)	(317,373)	(19,850)	(75,048)	(1,644)	(49,684)

Net investment income (loss)	106	140	3,353	(317,373)	(19,850)	(59,637)	1,027	3,782

Realized gain (loss) on investments	(4,821)	(3,729)	(28,252)	1,504,099	401,421	1,912,598	(103,432)	660,908
Change in unrealized gain (loss) on investments	103	69	10,489	1,062,799	(38,736)	(192,810)	127	(137,359)

Net gain (loss) on investments	(4,718)	(3,660)	(17,763)	2,566,898	362,685	1,719,788	(103,305)	523,549

Reinvested capital gains	-	-	-	1,677,397	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,612)	(3,520)	(14,410)	3,926,922	342,835	1,660,151	(102,278)	527,331

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	PVEIB	PVEIIA	PVGPB	PVIGIB	PVNOB	PVTIGB	TRBCGP	TRHS2
Reinvested dividends	$276,512	22,006	-	27,235	6,332	16,979	-	-
Mortality and expense risk charges (note 2)	(315,801)	(6,285)	(827)	(14,423)	(9,938)	(10,582)	(12,553)	(331,996)

Net investment income (loss)	(39,289)	15,721	(827)	12,812	(3,606)	6,397	(12,553)	(331,996)

Realized gain (loss) on investments	1,768,630	39,720	13	37,033	207,323	16,607	252,575	885,605
Change in unrealized gain (loss) on investments	1,085,500	164,263	(1,167)	(25,478)	15,896	(19,564)	684,909	(2,827,845)

Net gain (loss) on investments	2,854,130	203,983	(1,154)	11,555	223,219	(2,957)	937,484	(1,942,240)

Reinvested capital gains	1,125,467	75,560	-	3,209	20,526	-	159,322	2,462,565

Net increase (decrease) in contract owners’ equity resulting from operations	$3,940,308	295,264	(1,981)	27,576	240,139	3,440	1,084,253	188,329

Investment Activity*:	TRLT1	TRMCG2	VEEMS	VVGGS	VWEM	VWHA	VWHAS	VVEI
Reinvested dividends	$28,895	-	11,572	169,669	-	39,472	156,534	5,396
Mortality and expense risk charges (note 2)	(2,410)	(27,720)	(9,171)	(72,878)	(1)	(24,955)	(76,782)	(722)

Net investment income (loss)	26,485	(27,720)	2,401	96,791	(1)	14,517	79,752	4,674

Realized gain (loss) on investments	356	388,525	(52,544)	278,266	165	(34,626)	120,352	456
Change in unrealized gain (loss) on investments	4,813	(273,939)	52,119	274,466	(109)	(43,594)	(409,629)	11,350

Net gain (loss) on investments	5,169	114,586	(425)	552,732	56	(78,220)	(289,277)	11,806

Reinvested capital gains	-	235,681	-	-	-	-	-	11,375

Net increase (decrease) in contract owners’ equity resulting from operations	$31,654	322,547	1,976	649,523	55	(63,703)	(209,525)	27,855

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	VVHGB	VVI	VVMCI	VVSTC	VVTISI	VVTSM	VRVDRA
Reinvested dividends	$233,152	54,603	64,806	270,569	211,659	81,709	74,288
Mortality and expense risk charges (note 2)	(29,440)	(15,184)	(16,403)	(25,156)	(24,965)	(21,748)	(50,638)

Net investment income (loss)	203,712	39,419	48,403	245,413	186,694	59,961	23,650

Realized gain (loss) on investments	(105,861)	(213,590)	(88,103)	(24,332)	(61,530)	(31,811)	(432,506)
Change in unrealized gain (loss) on investments	(12,335)	403,789	645,738	122,210	125,613	847,015	664,066

Net gain (loss) on investments	(118,196)	190,199	557,635	97,878	64,083	815,204	231,560

Reinvested capital gains	-	144,541	54,010	-	35,925	447,961	45,178

Net increase (decrease) in contract owners’ equity resulting from operations	$85,516	374,159	660,048	343,291	286,702	1,323,126	300,388

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ALVBWB		ALVGIA		ALVIVB		ALVPGB

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$2,380	(2,590)	13,925	488	3,123	(3,838)	(2,511)	-

Realized gain (loss) on investments	(6,331)	(11,801)	76,136	(9,453)	7,173	26,235	18,166	-

Change in unrealized gain (loss) on investments	37,227	48,033	(31,106)	52,576	(581)	16,079	12,716	-

Reinvested capital gains	12,362	32,462	44,075	6,095	-	-	15,966	-

Net increase (decrease) in contract owners’ equity resulting from operations	45,638	66,104	103,030	49,706	9,715	38,476	44,337	-

Equity transactions:

Purchase payments received from contract owners (note 4)	6	-	93,956	174,742	5,069	-	642,675	-

Transfers between funds	-	(50,219)	60,354	448,244	15,640	(117,687)	342,477	-

Redemptions (notes 2, 3, and 4)	(85,666)	(15,021)	(135,541)	(26,125)	(13,100)	(36,239)	(1,529)	-

Adjustments to maintain reserves	(22)	(20)	(5)	(7)	(22)	(30)	(4)	-

Net equity transactions	(85,682)	(65,260)	18,764	596,854	7,587	(153,956)	983,619	-

Net change in contract owners’ equity	(40,044)	844	121,794	646,560	17,302	(115,480)	1,027,956	-

Contract owners’ equity at beginning of period	647,164	646,320	725,127	78,567	270,778	386,258	-	-

Contract owners’ equity at end of period	$607,120	647,164	846,921	725,127	288,080	270,778	1,027,956	-

CHANGE IN UNITS:

Beginning units	38,711	43,027	66,545	8,055	28,903	46,516	-	-

Units purchased	-	44	53,899	63,576	11,006	31,603	104,553	-

Units redeemed	(4,995)	(4,360)	(51,233)	(5,086)	(10,280)	(49,216)	(15,923)	-

Ending units	33,716	38,711	69,211	66,545	29,629	28,903	88,630	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ALVSVA		AASCO		ALCAI2		WFVSG1

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$362	264	(298)	(266)	(531)	(144)	(2,941)	(2,116)

Realized gain (loss) on investments	516	(2,345)	18,544	(2,705)	9,135	1,628	(91,440)	(70,926)

Change in unrealized gain (loss) on investments	2,040	6,108	(8,841)	12,945	50,284	13,827	240,108	110,925

Reinvested capital gains	3,404	3,085	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,322	7,112	9,405	9,974	58,888	15,311	145,727	37,883

Equity transactions:

Purchase payments received from contract owners (note 4)	2,923	49,178	2,075	109,511	107,822	84,342	108,570	204,467

Transfers between funds	(4,194)	(4,834)	(143,894)	6,492	(26,399)	14,619	174,599	64,472

Redemptions (notes 2, 3, and 4)	(755)	(660)	(3,409)	(1,884)	(3,163)	(627)	(121,351)	(66,925)

Adjustments to maintain reserves	(3)	(4)	3	(2)	(1)	(3)	(6)	(6)

Net equity transactions	(2,029)	43,680	(145,225)	114,117	78,259	98,331	161,812	202,008

Net change in contract owners’ equity	4,293	50,792	(135,820)	124,091	137,147	113,642	307,539	239,891

Contract owners’ equity at beginning of period	65,310	14,518	135,820	11,729	113,642	-	733,405	493,514

Contract owners’ equity at end of period	$69,603	65,310	-	135,820	250,789	113,642	1,040,944	733,405

CHANGE IN UNITS:

Beginning units	6,557	1,702	16,599	1,664	9,280	-	105,161	73,604

Units purchased	434	6,464	3,100	15,253	6,521	9,603	41,541	57,897

Units redeemed	(617)	(1,609)	(19,699)	(318)	(1,927)	(323)	(20,923)	(26,340)

Ending units	6,374	6,557	-	16,599	13,874	9,280	125,779	105,161

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AAEIP3		ARLPE3		AFGC		AFGF

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$121,241	69,079	99,077	(14,491)	57,197	31,661	11,602	7,725

Realized gain (loss) on investments	474,879	231,827	(16,095)	(115,477)	(9,337)	(13,156)	175,166	(73,026)

Change in unrealized gain (loss) on investments	878,657	142,486	112,844	398,124	(52,650)	7,628	838,896	706,809

Reinvested capital gains	149,458	45,144	-	-	-	-	91,017	125,088

Net increase (decrease) in contract owners’ equity resulting from operations	1,624,235	488,536	195,826	268,156	(4,790)	26,133	1,116,681	766,596

Equity transactions:

Purchase payments received from contract owners (note 4)	99,559	15,115	38,760	9,546	626,490	513,851	1,662,974	1,394,754

Transfers between funds	(429,151)	(459,623)	158,186	(27,201)	54,137	23,453	(352,236)	(152,594)

Redemptions (notes 2, 3, and 4)	(345,171)	(292,100)	(180,104)	(178,860)	(67,921)	(112,146)	(362,034)	(151,759)

Adjustments to maintain reserves	(221)	(152)	(75)	(83)	(3)	(4)	(4)	-

Net equity transactions	(674,984)	(736,760)	16,767	(196,598)	612,703	425,154	948,700	1,090,401

Net change in contract owners’ equity	949,251	(248,224)	212,593	71,558	607,913	451,287	2,065,381	1,856,997

Contract owners’ equity at beginning of period	4,297,494	4,545,718	1,181,822	1,110,264	922,428	471,141	3,151,550	1,294,553

Contract owners’ equity at end of period	$5,246,745	4,297,494	1,394,415	1,181,822	1,530,341	922,428	5,216,931	3,151,550

CHANGE IN UNITS:

Beginning units	362,468	430,473	64,037	76,479	99,499	52,268	333,363	189,443

Units purchased	87,369	117,785	15,212	9,339	76,178	62,712	228,719	229,756

Units redeemed	(130,638)	(185,790)	(14,489)	(21,781)	(11,637)	(15,481)	(142,505)	(85,836)

Ending units	319,199	362,468	64,760	64,037	164,040	99,499	419,577	333,363

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AMVBA1		AMVBC4		AMVCB4		AMVGL4

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$134,893	83,494	160,759	237,036	379,028	280,903	5,171	-

Realized gain (loss) on investments	(7,336)	(36,571)	(340,874)	(2,157,912)	170,716	(68,637)	2,330	-

Change in unrealized gain (loss) on investments	(87,061)	67,403	7,355,421	7,428,212	966,045	1,133,894	(7,552)	-

Reinvested capital gains	-	-	397,225	372,008	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	40,496	114,326	7,572,531	5,879,344	1,515,789	1,346,160	(51)	-

Equity transactions:

Purchase payments received from contract owners (note 4)	489,394	1,185,717	4,398,819	2,738,038	2,136,526	1,282,430	565,591	-

Transfers between funds	415,739	142,249	(121,622)	(1,305,432)	(342,768)	2,017,331	154,520	-

Redemptions (notes 2, 3, and 4)	(93,519)	(456,930)	(4,548,230)	(4,559,538)	(2,417,738)	(1,974,026)	(4,150)	-

Adjustments to maintain reserves	(3)	(2)	(129)	(101)	(184)	(136)	(1)	-

Net equity transactions	811,611	871,034	(271,162)	(3,127,033)	(624,164)	1,325,599	715,960	-

Net change in contract owners’ equity	852,107	985,360	7,301,369	2,752,311	891,625	2,671,759	715,909	-

Contract owners’ equity at beginning of period	2,591,072	1,605,712	42,852,615	40,100,304	19,404,462	16,732,703	-	-

Contract owners’ equity at end of period	$3,443,179	2,591,072	50,153,984	42,852,615	20,296,087	19,404,462	715,909	-

CHANGE IN UNITS:

Beginning units	279,195	181,391	2,166,204	2,346,136	1,456,346	1,349,337	-	-

Units purchased	105,275	164,344	519,318	378,448	329,545	370,610	68,719	-

Units redeemed	(17,662)	(66,540)	(528,388)	(558,380)	(388,472)	(263,601)	(387)	-

Ending units	366,808	279,195	2,157,134	2,166,204	1,397,419	1,456,346	68,332	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AMVGS4		AMVGV2		AMVHI4		AMVI4

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(20,543)	(71,147)	62,351	24,708	30,577	-	(11,762)	(7,346)

Realized gain (loss) on investments	(414,076)	(744,081)	(42,104)	(108,849)	460	-	(39,946)	(308,343)

Change in unrealized gain (loss) on investments	262,440	1,538,659	(27,949)	(16,121)	(19,929)	-	253,159	1,595,763

Reinvested capital gains	218,769	80,901	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	46,590	804,332	(7,702)	(100,262)	11,108	-	201,451	1,280,074

Equity transactions:

Purchase payments received from contract owners (note 4)	512,560	178,528	570,591	439,701	144,785	-	165,561	91,999

Transfers between funds	(25,330)	(16,467)	635,133	567,293	955,074	-	179,271	(710,272)

Redemptions (notes 2, 3, and 4)	(617,807)	(866,139)	(204,592)	(219,696)	(2,590)	-	(1,027,085)	(872,934)

Adjustments to maintain reserves	(124)	(133)	(28)	(11)	(5)	-	(61)	(68)

Net equity transactions	(130,701)	(704,211)	1,001,104	787,287	1,097,264	-	(682,314)	(1,491,275)

Net change in contract owners’ equity	(84,111)	100,121	993,402	687,025	1,108,372	-	(480,863)	(211,201)

Contract owners’ equity at beginning of period	6,099,507	5,999,386	1,063,923	376,898	-	-	9,412,669	9,623,870

Contract owners’ equity at end of period	$6,015,396	6,099,507	2,057,325	1,063,923	1,108,372	-	8,931,806	9,412,669

CHANGE IN UNITS:

Beginning units	349,659	394,439	110,404	39,676	-	-	780,341	913,396

Units purchased	68,208	62,171	247,618	690,002	103,940	-	85,014	129,773

Units redeemed	(77,389)	(106,951)	(144,392)	(619,274)	(243)	-	(138,736)	(262,828)

Ending units	340,478	349,659	213,630	110,404	103,697	-	726,619	780,341

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AMVIG1		AMVM1		AMVNW1		AMVNW4

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$356	332	26,236	21,296	26,421	22,179	28,764	32,098

Realized gain (loss) on investments	100	480	(5,197)	(2,421)	7,130	(12,437)	59,419	(232,588)

Change in unrealized gain (loss) on investments	16	934	(16,997)	(1,579)	57,073	187,892	759,809	2,525,289

Reinvested capital gains	-	-	-	-	7,985	-	85,092	-

Net increase (decrease) in contract owners’ equity resulting from operations	472	1,746	4,042	17,296	98,609	197,634	933,084	2,324,799

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	28,092	227,102	265,812	608,624	899,711	989,827

Transfers between funds	81	8,544	55,855	11,037	172,363	(36,628)	(234,446)	(598,183)

Redemptions (notes 2, 3, and 4)	(192)	(169)	(85,542)	(41,426)	(173,847)	(105,516)	(955,731)	(1,670,042)

Adjustments to maintain reserves	(1)	(5)	(2)	(6)	(5)	(6)	(78)	(68)

Net equity transactions	(112)	8,370	(1,597)	196,707	264,323	466,474	(290,544)	(1,278,466)

Net change in contract owners’ equity	360	10,116	2,445	214,003	362,932	664,108	642,540	1,046,333

Contract owners’ equity at beginning of period	14,688	4,572	588,171	374,168	1,705,597	1,041,489	17,606,580	16,560,247

Contract owners’ equity at end of period	$15,048	14,688	590,616	588,171	2,068,529	1,705,597	18,249,120	17,606,580

CHANGE IN UNITS:

Beginning units	1,494	538	63,165	41,674	189,461	134,009	1,185,547	1,277,759

Units purchased	59	1,598	9,882	48,307	103,923	103,091	226,101	160,822

Units redeemed	(71)	(642)	(9,990)	(26,816)	(77,684)	(47,639)	(245,023)	(253,034)

Ending units	1,482	1,494	63,057	63,165	215,700	189,461	1,166,625	1,185,547

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PIHYB2		PIVF2		PIVFI		BRVDA3

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$5,256	4,735	(305)	-	674	644	28,598	14,737

Realized gain (loss) on investments	25	(520)	20	-	3,500	(634)	68,535	25,591

Change in unrealized gain (loss) on investments	3,413	6,708	8,237	-	16,448	26,906	(13,687)	275,772

Reinvested capital gains	-	-	-	-	7,216	5,641	171,648	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,694	10,923	7,952	-	27,838	32,557	255,094	316,100

Equity transactions:

Purchase payments received from contract owners (note 4)	-	1	332,010	-	92,188	9,145	176,618	3,500

Transfers between funds	-	(4,981)	18,841	-	(5,002)	(474)	468,484	261,390

Redemptions (notes 2, 3, and 4)	(9,168)	(744)	-	-	(8,260)	(17,735)	(444,225)	(320,172)

Adjustments to maintain reserves	(8)	(13)	-	-	(2)	1	(57)	(59)

Net equity transactions	(9,176)	(5,737)	350,851	-	78,924	(9,063)	200,820	(55,341)

Net change in contract owners’ equity	(482)	5,186	358,803	-	106,762	23,494	455,914	260,759

Contract owners’ equity at beginning of period	124,210	119,024	-	-	134,496	111,002	2,621,283	2,360,524

Contract owners’ equity at end of period	$123,728	124,210	358,803	-	241,258	134,496	3,077,197	2,621,283

CHANGE IN UNITS:

Beginning units	7,781	8,172	-	-	12,715	13,483	176,229	180,137

Units purchased	-	-	31,945	-	7,219	1,845	52,250	23,864

Units redeemed	(350)	(391)	-	-	(1,272)	(2,613)	(41,991)	(27,772)

Ending units	7,431	7,781	31,945	-	18,662	12,715	186,488	176,229

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	BRVED3		BRVEDI		BRVHY3		BRVHYI

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$37,217	35,261	96,704	55,659	871,560	808,609	139,587	101,782

Realized gain (loss) on investments	(427,523)	15,091	(162,838)	(148,942)	(334,563)	(405,940)	(22,792)	(30,981)

Change in unrealized gain (loss) on investments	438,327	241,806	(43,277)	286,616	469,662	1,329,184	44,458	132,923

Reinvested capital gains	295,942	289,085	395,799	180,278	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	343,963	581,243	286,388	373,611	1,006,659	1,731,853	161,253	203,724

Equity transactions:

Purchase payments received from contract owners (note 4)	35,927	64,441	1,399,811	1,057,710	565,221	815,598	547,832	541,654

Transfers between funds	229,749	198,733	611,387	192,925	139,493	(117,782)	81,596	(30,308)

Redemptions (notes 2, 3, and 4)	(2,729,261)	(506,356)	(849,472)	(328,064)	(2,061,023)	(1,983,909)	(239,724)	(169,853)

Adjustments to maintain reserves	(89)	(96)	(4)	(4)	3,408	4,586	3,367	3,135

Net equity transactions	(2,463,674)	(243,278)	1,161,722	922,567	(1,352,901)	(1,281,507)	393,071	344,628

Net change in contract owners’ equity	(2,119,711)	337,965	1,448,110	1,296,178	(346,242)	450,346	554,324	548,352

Contract owners’ equity at beginning of period	6,008,522	5,670,557	3,875,134	2,578,956	16,076,906	15,626,560	1,939,284	1,390,932

Contract owners’ equity at end of period	$3,888,811	6,008,522	5,323,244	3,875,134	15,730,664	16,076,906	2,493,608	1,939,284

CHANGE IN UNITS:

Beginning units	318,155	333,039	278,171	207,121	1,230,738	1,334,926	179,463	145,234

Units purchased	22,352	59,997	192,522	186,550	131,850	225,469	65,276	83,239

Units redeemed	(148,704)	(74,881)	(122,393)	(115,500)	(232,506)	(329,657)	(30,841)	(49,010)

Ending units	191,803	318,155	348,300	278,171	1,130,082	1,230,738	213,898	179,463

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	BRVIII		BRVMMI		BRVSII		BRVTR1

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$26,584	-	25,309	24,789	46,628	21,630	36,271	15,120

Realized gain (loss) on investments	295	-	-	-	(47,464)	(42,051)	(7,726)	(5,553)

Change in unrealized gain (loss) on investments	(74,376)	-	-	-	111,179	246,942	(24,847)	12,835

Reinvested capital gains	-	-	-	-	162,612	52,842	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(47,497)	-	25,309	24,789	272,955	279,363	3,698	22,402

Equity transactions:

Purchase payments received from contract owners (note 4)	820,612	-	160,347	279,603	742,056	751,403	689,552	146,290

Transfers between funds	199,520	-	(766,675)	34,936	(60,060)	138,820	111,458	136,258

Redemptions (notes 2, 3, and 4)	(7,925)	-	(45,961)	(42,255)	(112,605)	(93,234)	(43,864)	(14,522)

Adjustments to maintain reserves	(4)	-	12	(9)	(4)	3	2,940	985

Net equity transactions	1,012,203	-	(652,277)	272,275	569,387	796,992	760,086	269,011

Net change in contract owners’ equity	964,706	-	(626,968)	297,064	842,342	1,076,355	763,784	291,413

Contract owners’ equity at beginning of period	-	-	687,585	390,521	2,309,150	1,232,795	588,079	296,666

Contract owners’ equity at end of period	$964,706	-	60,617	687,585	3,151,492	2,309,150	1,351,863	588,079

CHANGE IN UNITS:

Beginning units	-	-	65,313	38,768	189,039	117,396	65,161	34,667

Units purchased	106,500	-	60,142	39,543	83,448	112,479	105,301	34,053

Units redeemed	(12,480)	-	(119,951)	(12,998)	(39,932)	(40,836)	(22,225)	(3,559)

Ending units	94,020	-	5,504	65,313	232,555	189,039	148,237	65,161

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	BRVTR3		MLVGA3		DCAP		DSRG

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$315,024	269,410	24,330	238,030	40	66	-	45

Realized gain (loss) on investments	(603,738)	(654,071)	(181,101)	(582,755)	39	(57)	-	(1,418)

Change in unrealized gain (loss) on investments	292,617	793,781	109,824	2,514,649	681	2,216	-	1,099

Reinvested capital gains	-	-	1,551,221	-	2,036	1,060	-	763

Net increase (decrease) in contract owners’ equity resulting from operations	3,903	409,120	1,504,274	2,169,924	2,796	3,285	-	489

Equity transactions:

Purchase payments received from contract owners (note 4)	952,700	145,255	158,534	1,326,299	15,948	8,660	-	(6,781)

Transfers between funds	777,054	2,120,954	(1,143,327)	(726,878)	7,066	4,585	-	-

Redemptions (notes 2, 3, and 4)	(2,273,319)	(1,968,530)	(1,768,448)	(2,847,998)	(318)	(1,591)	-	329

Adjustments to maintain reserves	2,841	3,334	(215)	(170)	(3)	(7)	-	-

Net equity transactions	(540,724)	301,013	(2,753,456)	(2,248,747)	22,693	11,647	-	(6,452)

Net change in contract owners’ equity	(536,821)	710,133	(1,249,182)	(78,823)	25,489	14,932	-	(5,963)

Contract owners’ equity at beginning of period	10,970,124	10,259,991	20,832,411	20,911,234	26,494	11,562	-	5,963

Contract owners’ equity at end of period	$10,433,303	10,970,124	19,583,229	20,832,411	51,983	26,494	-	-

CHANGE IN UNITS:

Beginning units	1,118,292	1,087,478	1,215,168	1,359,733	2,528	1,330	-	755

Units purchased	339,345	424,245	67,457	137,226	1,915	1,365	-	15,134

Units redeemed	(396,050)	(393,431)	(220,229)	(281,791)	(30)	(167)	-	(15,889)

Ending units	1,061,587	1,118,292	1,062,396	1,215,168	4,413	2,528	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	DVMCSS		CVN1IF		CVN1II		CVSBF

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(47,386)	(54,056)	(4,870)	-	658	369	(27)	-

Realized gain (loss) on investments	80,650	(397,916)	(44,912)	-	77,562	25,126	2	-

Change in unrealized gain (loss) on investments	585,512	1,479,677	(2,215)	-	155,260	305,325	(5,925)	-

Reinvested capital gains	103,336	280,434	27,164	-	119,893	-	211	-

Net increase (decrease) in contract owners’ equity resulting from operations	722,112	1,308,139	(24,833)	-	353,373	330,820	(5,739)	-

Equity transactions:

Purchase payments received from contract owners (note 4)	212,251	114,641	603,049	-	513,835	851,256	68,265	-

Transfers between funds	(88,335)	39,921	441,937	-	27,144	(45,671)	211,487	-

Redemptions (notes 2, 3, and 4)	(2,846,747)	(1,123,980)	(44,237)	-	(41,787)	(42,305)	(30)	-

Adjustments to maintain reserves	(140)	(118)	(10)	-	(7)	(4)	(2)	-

Net equity transactions	(2,722,971)	(969,536)	1,000,739	-	499,185	763,276	279,720	-

Net change in contract owners’ equity	(2,000,859)	338,603	975,906	-	852,558	1,094,096	273,981	-

Contract owners’ equity at beginning of period	8,830,146	8,491,543	-	-	1,147,389	53,293	-	-

Contract owners’ equity at end of period	$6,829,287	8,830,146	975,906	-	1,999,947	1,147,389	273,981	-

CHANGE IN UNITS:

Beginning units	504,290	565,476	-	-	88,928	6,358	-	-

Units purchased	41,721	33,271	810,341	-	48,255	145,581	24,071	-

Units redeemed	(191,215)	(94,457)	(729,261)	-	(12,957)	(63,011)	(2)	-

Ending units	354,796	504,290	81,080	-	124,226	88,928	24,069	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	SASP5I		CLSCV1		CLVAB1		CLVEM1

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$271,145	177,069	552	1,180	25,131	8,558	4,181	(854)

Realized gain (loss) on investments	578,064	31,646	10,452	(71,132)	(1,276)	(3,017)	(32,751)	(28,471)

Change in unrealized gain (loss) on investments	4,269,705	3,271,749	(6,703)	114,860	(14,595)	13,189	45,262	64,518

Reinvested capital gains	-	-	7,787	20,529	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,118,914	3,480,464	12,088	65,437	9,260	18,730	16,692	35,193

Equity transactions:

Purchase payments received from contract owners (note 4)	6,688,567	7,739,230	60,757	50,130	107,411	521,499	308,050	89,825

Transfers between funds	(600,751)	(1,551,565)	105,812	(125,983)	51,417	(44,660)	17,382	17,832

Redemptions (notes 2, 3, and 4)	(1,356,915)	(1,108,060)	(65,871)	(14,176)	(42,156)	(28,176)	(67,208)	(28,936)

Adjustments to maintain reserves	33	162	(3)	(2)	(4)	(5)	(3)	(4)

Net equity transactions	4,730,934	5,079,767	100,695	(90,031)	116,668	448,658	258,221	78,717

Net change in contract owners’ equity	9,849,848	8,560,231	112,783	(24,594)	125,928	467,388	274,913	113,910

Contract owners’ equity at beginning of period	19,979,681	11,419,450	231,704	256,298	544,066	76,678	455,515	341,605

Contract owners’ equity at end of period	$29,829,529	19,979,681	344,487	231,704	669,994	544,066	730,428	455,515

CHANGE IN UNITS:

Beginning units	1,431,422	1,029,341	20,825	27,980	59,855	8,879	72,538	59,340

Units purchased	727,154	974,501	23,290	10,875	17,900	80,885	49,143	21,255

Units redeemed	(442,782)	(572,420)	(15,592)	(18,030)	(5,083)	(29,909)	(11,312)	(8,057)

Ending units	1,715,794	1,431,422	28,523	20,825	72,672	59,855	110,369	72,538

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	CLVGT2		CLVHY1		CLVHY2		CLVIB1

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(9,460)	-	4,763	2,500	198,848	177,991	35,586	9,983

Realized gain (loss) on investments	75,445	-	62	5	25,252	(39,772)	400	(2,347)

Change in unrealized gain (loss) on investments	109,818	-	286	2,578	7,505	259,192	(22,177)	21,824
Reinvested capital gains	34,622	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	210,425	-	5,111	5,083	231,605	397,411	13,809	29,460

Equity transactions:

Purchase payments received from contract owners (note 4)	458,973	-	19,928	37,904	361,800	163,108	217,447	558,950

Transfers between funds	1,264,959	-	5,573	698	(121,872)	(84,873)	56,147	31,774

Redemptions (notes 2, 3, and 4)	(4,632)	-	(861)	(8,938)	(226,815)	(200,580)	(70,274)	(23,610)

Adjustments to maintain reserves	(6)	-	(3)	(4)	(91)	(85)	(3)	(7)

Net equity transactions	1,719,294	-	24,637	29,660	13,022	(122,430)	203,317	567,107

Net change in contract owners’ equity	1,929,719	-	29,748	34,743	244,627	274,981	217,126	596,567

Contract owners’ equity at beginning of period	-	-	68,247	33,504	3,855,754	3,580,773	649,846	53,279

Contract owners’ equity at end of period	$1,929,719	-	97,995	68,247	4,100,381	3,855,754	866,972	649,846

CHANGE IN UNITS:

Beginning units	-	-	6,676	3,664	325,197	334,252	72,576	6,307

Units purchased	582,405	-	6,467	3,925	69,499	164,842	37,249	87,056

Units redeemed	(423,985)	-	(4,163)	(913)	(67,638)	(173,897)	(14,549)	(20,787)

Ending units	158,420	-	8,980	6,676	327,058	325,197	95,276	72,576

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	CLVLD1		CLVLG1		CLVLV1		CLVPB1

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$9,595	5,339	(43)	(36)	(3,899)	(4,800)	454	150

Realized gain (loss) on investments	674	106	679	298	26,504	23,742	(7)	(550)

Change in unrealized gain (loss) on investments	65	5,696	1,749	3,240	108,488	60,248	(247)	1,383

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,334	11,141	2,385	3,502	131,093	79,190	200	983

Equity transactions:

Purchase payments received from contract owners (note 4)	94,318	52,604	-	-	122,415	212,793	5,686	-

Transfers between funds	16,532	12,864	(1,397)	(1,178)	(27,911)	(417,083)	422	715

Redemptions (notes 2, 3, and 4)	(27,940)	(23,136)	(183)	(151)	(141,500)	(254,559)	(142)	(17,526)

Adjustments to maintain reserves	(4)	(7)	1	(4)	(6)	(3)	(3)	(5)

Net equity transactions	82,906	42,325	(1,579)	(1,333)	(47,002)	(458,852)	5,963	(16,816)

Net change in contract owners’ equity	93,240	53,466	806	2,169	84,091	(379,662)	6,163	(15,833)

Contract owners’ equity at beginning of period	197,379	143,913	11,597	9,428	1,054,399	1,434,061	7,420	23,253

Contract owners’ equity at end of period	$290,619	197,379	12,403	11,597	1,138,490	1,054,399	13,583	7,420

CHANGE IN UNITS:

Beginning units	19,923	15,473	1,067	1,206	98,062	140,045	805	2,673

Units purchased	17,392	6,997	-	-	18,326	35,078	661	103

Units redeemed	(9,224)	(2,547)	(124)	(139)	(22,259)	(77,061)	(19)	(1,971)

Ending units	28,091	19,923	943	1,067	94,129	98,062	1,447	805

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	CLVSE1		CLVTB1		CSCRS		CSCRS2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(808)	(718)	9,252	4,189	14,452	292,444	12,399	86,942

Realized gain (loss) on investments	20,280	990	(333)	(224)	(104,986)	(368,751)	(45,119)	(26,523)

Change in unrealized gain (loss) on investments	3,752	22,516	(8,603)	5,552	116,409	(52,640)	53,590	(103,170)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,224	22,788	316	9,517	25,875	(128,947)	20,870	(42,751)

Equity transactions:

Purchase payments received from contract owners (note 4)	3,301	134,052	27,855	117,942	4,170	9,011	32,716	57,297

Transfers between funds	(91,231)	15,190	17,214	12,164	24,278	(150,768)	7,947	52,267

Redemptions (notes 2, 3, and 4)	(20,191)	(18,410)	(10,815)	(6,904)	(95,645)	(129,292)	(30,219)	(48,928)

Adjustments to maintain reserves	(3)	-	(3)	(2)	(35)	(56)	(7)	6

Net equity transactions	(108,124)	130,832	34,251	123,200	(67,232)	(271,105)	10,437	60,642

Net change in contract owners’ equity	(84,900)	153,620	34,567	132,717	(41,357)	(400,052)	31,307	17,891

Contract owners’ equity at beginning of period	278,579	124,959	236,012	103,295	882,017	1,282,069	455,623	437,732

Contract owners’ equity at end of period	$193,679	278,579	270,579	236,012	840,660	882,017	486,930	455,623

CHANGE IN UNITS:

Beginning units	24,837	12,207	25,581	11,817	130,703	169,880	31,613	27,581

Units purchased	857	20,190	5,031	14,683	33,287	92,902	10,348	12,784

Units redeemed	(9,924)	(7,560)	(1,400)	(919)	(43,336)	(132,079)	(9,715)	(8,752)

Ending units	15,770	24,837	29,212	25,581	120,654	130,703	32,246	31,613

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	DWVEMD		DWVSVS		DWVSVT		DFVIV

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$8,446	5,622	(12,399)	(41,224)	369	111	74,121	96,374

Realized gain (loss) on investments	341	(16,375)	42,737	(108,228)	147	(759)	100,105	10,855

Change in unrealized gain (loss) on investments	1,200	66,642	499,535	429,435	2,009	2,783	(85,945)	116,368

Reinvested capital gains	-	-	348,230	358,835	1,401	892	41,563	20,269

Net increase (decrease) in contract owners’ equity resulting from operations	9,987	55,889	878,103	638,818	3,926	3,027	129,844	243,866

Equity transactions:

Purchase payments received from contract owners (note 4)	83,333	100,610	570,234	358,907	9,907	18,774	328,099	492,833

Transfers between funds	23,127	(124,550)	(170,959)	(195,586)	(336)	1,338	351,489	179,492

Redemptions (notes 2, 3, and 4)	(70,014)	(61,540)	(879,078)	(684,476)	(1,271)	(429)	(782,412)	(157,376)

Adjustments to maintain reserves	(3)	(7)	(85)	(84)	(2)	(2)	(5)	(11)

Net equity transactions	36,443	(85,487)	(479,888)	(521,239)	8,298	19,681	(102,829)	514,938

Net change in contract owners’ equity	46,430	(29,598)	398,215	117,579	12,224	22,708	27,015	758,804

Contract owners’ equity at beginning of period	395,929	425,527	8,781,038	8,663,459	36,083	13,375	1,992,486	1,233,682

Contract owners’ equity at end of period	$442,359	395,929	9,179,253	8,781,038	48,307	36,083	2,019,501	1,992,486

CHANGE IN UNITS:

Beginning units	45,389	55,304	539,493	574,359	3,666	1,482	150,180	109,236

Units purchased	12,522	15,913	124,459	94,428	1,011	2,366	76,355	83,012

Units redeemed	(9,489)	(25,828)	(150,983)	(129,294)	(252)	(182)	(83,267)	(42,068)

Ending units	48,422	45,389	512,969	539,493	4,425	3,666	143,268	150,180

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ETVFR		FHIB		FQB		FVUS2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$1,219,846	1,444,537	44,367	19,717	7,212	2,907	39,503	25,972

Realized gain (loss) on investments	(189,798)	(156,008)	(15,529)	(12,775)	223	(168)	(35,851)	(102,368)

Change in unrealized gain (loss) on investments	99,479	669,665	20,125	63,187	3,571	7,509	(12,237)	131,315

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,129,527	1,958,194	48,963	70,129	11,006	10,248	(8,585)	54,919

Equity transactions:

Purchase payments received from contract owners (note 4)	125,813	377,731	86,460	543,953	70,067	125,159	5,921	(20)

Transfers between funds	(1,752,208)	(968,806)	32,418	4,968	22,031	32,544	(14,495)	(201,446)

Redemptions (notes 2, 3, and 4)	(3,459,236)	(1,716,519)	(67,666)	(73,496)	(11,743)	(13,728)	(87,190)	(207,826)

Adjustments to maintain reserves	2,019	3,420	(5)	(1)	(3)	(8)	(22)	(20)

Net equity transactions	(5,083,612)	(2,304,174)	51,207	475,424	80,352	143,967	(95,786)	(409,312)

Net change in contract owners’ equity	(3,954,085)	(345,980)	100,170	545,553	91,358	154,215	(104,371)	(354,393)

Contract owners’ equity at beginning of period	20,600,475	20,946,455	840,817	295,264	223,892	69,677	1,658,332	2,012,725

Contract owners’ equity at end of period	$16,646,390	20,600,475	940,987	840,817	315,250	223,892	1,553,961	1,658,332

CHANGE IN UNITS:

Beginning units	1,722,723	1,923,941	79,849	31,506	23,491	7,442	178,480	223,243

Units purchased	144,296	212,463	19,260	77,571	14,993	17,321	27,675	37,394

Units redeemed	(558,530)	(413,681)	(14,744)	(29,228)	(6,542)	(1,272)	(38,259)	(82,157)

Ending units	1,308,489	1,722,723	84,365	79,849	31,942	23,491	167,896	178,480

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FAM2		FB2		FC2		FEI2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$1,780	2,075	440,628	267,181	(433,388)	(228,167)	6,137	27,905

Realized gain (loss) on investments	3,144	(4,196)	1,417,565	860,031	1,545,328	605,457	87,326	(112,348)

Change in unrealized gain (loss) on investments	8,278	27,433	6,569,678	8,850,987	3,892,926	5,618,609	349,201	512,552

Reinvested capital gains	1,521	3,436	2,777,093	2,387,462	4,869,015	1,011,424	386,030	231,463

Net increase (decrease) in contract owners’ equity resulting from operations	14,723	28,748	11,204,964	12,365,661	9,873,881	7,007,323	828,694	659,572

Equity transactions:

Purchase payments received from contract owners (note 4)	7,745	1,220	5,632,294	7,392,754	4,798,203	2,680,077	30,630	126,577

Transfers between funds	(11,586)	(38,926)	7,183,578	6,412,727	(647,362)	2,774,965	(811,690)	986,723

Redemptions (notes 2, 3, and 4)	(89,614)	(34,540)	(10,592,142)	(7,867,412)	(3,038,350)	(2,731,451)	(1,179,810)	(960,340)

Adjustments to maintain reserves	(17)	(2)	(243)	(211)	(194)	(146)	(147)	(107)

Net equity transactions	(93,472)	(72,248)	2,223,487	5,937,858	1,112,297	2,723,445	(1,961,017)	152,853

Net change in contract owners’ equity	(78,749)	(43,500)	13,428,451	18,303,519	10,986,178	9,730,768	(1,132,323)	812,425

Contract owners’ equity at beginning of period	255,316	298,816	78,515,543	60,212,024	31,113,049	21,382,281	7,413,288	6,600,863

Contract owners’ equity at end of period	$176,567	255,316	91,943,994	78,515,543	42,099,227	31,113,049	6,280,965	7,413,288

CHANGE IN UNITS:

Beginning units	14,985	19,636	4,244,700	3,897,640	1,518,512	1,366,016	418,808	406,938

Units purchased	456	78	993,092	1,384,159	497,724	409,309	55,420	158,936

Units redeemed	(5,913)	(4,729)	(892,434)	(1,037,099)	(434,519)	(256,813)	(160,836)	(147,066)

Ending units	9,528	14,985	4,345,358	4,244,700	1,581,717	1,518,512	313,392	418,808

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FEIP		FEMS2		FG2		FGI2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$33,459	28,589	4,503	66,315	(1,276,049)	(1,032,584)	20,625	66,750

Realized gain (loss) on investments	30,453	(169)	137,444	(91,635)	5,407,756	2,174,268	920,391	965,502

Change in unrealized gain (loss) on investments	79,725	56,533	555,241	575,717	(2,436,307)	20,094,414	1,940,903	1,504,529

Reinvested capital gains	131,015	48,952	-	-	24,056,073	4,004,652	1,787,720	844,206

Net increase (decrease) in contract owners’ equity resulting from operations	274,652	133,905	697,188	550,397	25,751,473	25,240,750	4,669,639	3,380,987

Equity transactions:

Purchase payments received from contract owners (note 4)	555,962	471,517	388,526	360,653	6,386,934	3,490,240	1,554,927	948,626

Transfers between funds	(136,191)	1,014,188	(38,426)	101,340	(141,922)	(4,612,142)	542,684	1,314,637

Redemptions (notes 2, 3, and 4)	(77,417)	(55,847)	(717,593)	(597,670)	(13,189,215)	(10,189,229)	(3,024,994)	(2,024,056)

Adjustments to maintain reserves	(5)	(1)	(138)	(129)	(401)	(372)	99	904

Net equity transactions	342,349	1,429,857	(367,631)	(135,806)	(6,944,604)	(11,311,503)	(927,284)	240,111

Net change in contract owners’ equity	617,001	1,563,762	329,557	414,591	18,806,869	13,929,247	3,742,355	3,621,098

Contract owners’ equity at beginning of period	1,773,773	210,011	8,329,077	7,914,486	91,338,534	77,409,287	23,018,046	19,396,948

Contract owners’ equity at end of period	$2,390,774	1,773,773	8,658,634	8,329,077	110,145,403	91,338,534	26,760,401	23,018,046

CHANGE IN UNITS:

Beginning units	166,888	21,791	744,260	765,931	2,996,240	3,410,903	1,066,533	1,050,627

Units purchased	59,037	193,694	243,860	264,449	573,861	596,222	200,587	230,963

Units redeemed	(30,248)	(48,597)	(275,627)	(286,120)	(761,060)	(1,010,885)	(237,945)	(215,057)

Ending units	195,677	166,888	712,493	744,260	2,809,041	2,996,240	1,029,175	1,066,533

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FHI2		FICAP		FIGBP		FIGBP2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$41,274	46,578	7,091	1,804	152,911	90,327	481,410	249,495

Realized gain (loss) on investments	88,660	(41,977)	24,983	13,578	9,317	(8,809)	(882,179)	(1,345,049)

Change in unrealized gain (loss) on investments	(5,099)	68,639	37,607	90,880	(83,579)	73,063	471,180	1,967,583

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	124,835	73,240	69,681	106,262	78,649	154,581	70,411	872,029

Equity transactions:

Purchase payments received from contract owners (note 4)	360	2,504	486,770	751,005	795,662	2,338,693	2,048,610	2,184,832

Transfers between funds	2,805,098	154,372	(14,584)	14,437	336,098	328,804	1,331,841	1,977,318

Redemptions (notes 2, 3, and 4)	(3,145,965)	(109,138)	(61,005)	(53,603)	(201,349)	(98,400)	(2,061,795)	(2,497,318)

Adjustments to maintain reserves	(63)	(61)	(4)	(1)	(1)	(3)	(141)	(130)

Net equity transactions	(340,570)	47,677	411,177	711,838	930,410	2,569,094	1,318,515	1,664,702

Net change in contract owners’ equity	(215,735)	120,917	480,858	818,100	1,009,059	2,723,675	1,388,926	2,536,731

Contract owners’ equity at beginning of period	1,100,470	979,553	967,231	149,131	3,969,451	1,245,776	20,464,964	17,928,233

Contract owners’ equity at end of period	$884,735	1,100,470	1,448,089	967,231	4,978,510	3,969,451	21,853,890	20,464,964

CHANGE IN UNITS:

Beginning units	96,824	93,350	104,122	20,403	431,592	143,375	1,977,713	1,817,139

Units purchased	228,239	56,620	77,800	128,563	150,185	421,907	557,620	814,809

Units redeemed	(252,304)	(53,146)	(37,375)	(44,844)	(48,180)	(133,690)	(432,976)	(654,235)

Ending units	72,759	96,824	144,547	104,122	533,597	431,592	2,102,357	1,977,713

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FIP		FMCP		FMMP		FNRS2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$77,537	62,951	3,216	2,977	133,116	66,475	56,310	73,528

Realized gain (loss) on investments	285,779	(9,664)	17,319	3,629	-	-	126,726	108,765

Change in unrealized gain (loss) on investments	1,277,142	1,034,678	(20,837)	54,927	-	-	(7,057)	(269,241)

Reinvested capital gains	5,102	36,222	154,618	19,959	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,645,560	1,124,187	154,316	81,492	133,116	66,475	175,979	(86,948)

Equity transactions:

Purchase payments received from contract owners (note 4)	2,466,951	2,399,251	339,706	470,908	3,946,210	1,487,387	633,213	541,245

Transfers between funds	(524,423)	(54,106)	98,640	13,906	(2,380,824)	854,596	(218,456)	(170,328)

Redemptions (notes 2, 3, and 4)	(971,005)	(463,631)	(48,655)	(48,170)	(535,846)	(1,466,221)	(730,070)	(619,291)

Adjustments to maintain reserves	(11)	(13)	(3)	(5)	(11)	-	(50)	(70)

Net equity transactions	971,512	1,881,501	389,688	436,639	1,029,529	875,762	(315,363)	(248,444)

Net change in contract owners’ equity	2,617,072	3,005,688	544,004	518,131	1,162,645	942,237	(139,384)	(335,392)

Contract owners’ equity at beginning of period	6,353,976	3,348,288	790,209	272,078	1,735,967	793,730	5,472,962	5,808,354

Contract owners’ equity at end of period	$8,971,048	6,353,976	1,334,213	790,209	2,898,612	1,735,967	5,333,578	5,472,962

CHANGE IN UNITS:

Beginning units	456,391	302,468	81,037	31,999	164,828	78,793	192,339	203,298

Units purchased	186,026	244,579	52,741	66,876	536,101	304,980	77,929	77,042

Units redeemed	(124,663)	(90,656)	(16,919)	(17,838)	(438,154)	(218,945)	(88,206)	(88,001)

Ending units	517,754	456,391	116,859	81,037	262,775	164,828	182,062	192,339

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FRESS2		FVFRHI		FVIII		FVP

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$134,581	57,711	140,318	36,131	64,300	51,579	19,311	13,027

Realized gain (loss) on investments	(180,402)	(502,747)	43,099	485	24,968	(2,687)	9,736	(806)

Change in unrealized gain (loss) on investments	302,404	578,865	(41,693)	(13,548)	11,837	228,491	(35,729)	118,752

Reinvested capital gains	-	257,425	-	-	-	-	187,673	45,323

Net increase (decrease) in contract owners’ equity resulting from operations	256,583	391,254	141,724	23,068	101,105	277,383	180,991	176,296

Equity transactions:

Purchase payments received from contract owners (note 4)	110,791	107,390	1,586,188	151,314	355,828	500,743	328,779	500,370

Transfers between funds	455,969	269,463	133,383	510,952	129,027	(30,669)	(16,784)	186,282

Redemptions (notes 2, 3, and 4)	(991,107)	(718,507)	(548,733)	(11,588)	(303,636)	(173,103)	(62,027)	(17,763)

Adjustments to maintain reserves	95	10	(19)	(4)	(7)	(11)	(7)	2

Net equity transactions	(424,252)	(341,644)	1,170,819	650,674	181,212	296,960	249,961	668,891

Net change in contract owners’ equity	(167,669)	49,610	1,312,543	673,742	282,317	574,343	430,952	845,187

Contract owners’ equity at beginning of period	5,004,360	4,954,750	673,742	-	2,211,287	1,636,944	1,521,643	676,456

Contract owners’ equity at end of period	$4,836,691	5,004,360	1,986,285	673,742	2,493,604	2,211,287	1,952,595	1,521,643

CHANGE IN UNITS:

Beginning units	404,781	439,281	62,962	-	194,898	167,015	131,006	69,540

Units purchased	122,170	154,012	299,799	64,938	49,606	72,558	30,528	87,753

Units redeemed	(155,798)	(188,512)	(189,644)	(1,976)	(34,671)	(44,675)	(10,085)	(26,287)

Ending units	371,153	404,781	173,117	62,962	209,833	194,898	151,449	131,006

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FVSII		FVSIS2		FVSS2		FEOVF

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$29,595	24,275	377,838	456,001	(7,717)	2,262	17,317	(18,769)

Realized gain (loss) on investments	1,925	(1,991)	25,824	(87,248)	60,159	(68,726)	(3,503)	(20,470)

Change in unrealized gain (loss) on investments	7,423	13,360	275,961	733,786	(345,047)	197,293	83,765	8,388

Reinvested capital gains	-	-	-	-	556,009	79,822	18,111	159,791

Net increase (decrease) in contract owners’ equity resulting from operations	38,943	35,644	679,623	1,102,539	263,404	210,651	115,690	128,940

Equity transactions:

Purchase payments received from contract owners (note 4)	256,121	399,898	2,020,041	879,424	1,057,135	1,216,210	161,501	645,270

Transfers between funds	28,386	28,858	365,958	746,355	438,510	511,111	232,377	269,769

Redemptions (notes 2, 3, and 4)	(49,134)	(24,347)	(1,532,211)	(1,784,695)	(131,665)	(244,011)	(67,711)	(101,909)

Adjustments to maintain reserves	(3)	(7)	(156)	(169)	(29)	(16)	(31)	(24)

Net equity transactions	235,370	404,402	853,632	(159,085)	1,363,951	1,483,294	326,136	813,106

Net change in contract owners’ equity	274,313	440,046	1,533,255	943,454	1,627,355	1,693,945	441,826	942,046

Contract owners’ equity at beginning of period	614,355	174,309	15,092,339	14,148,885	2,431,225	737,280	2,176,861	1,234,815

Contract owners’ equity at end of period	$888,668	614,355	16,625,594	15,092,339	4,058,580	2,431,225	2,618,687	2,176,861

CHANGE IN UNITS:

Beginning units	63,489	19,648	1,296,986	1,313,747	211,525	76,563	176,358	108,828

Units purchased	37,336	76,342	412,600	293,094	187,229	338,782	68,005	102,611

Units redeemed	(13,948)	(32,501)	(343,701)	(309,855)	(71,220)	(203,820)	(42,464)	(35,081)

Ending units	86,877	63,489	1,365,885	1,296,986	327,534	211,525	201,899	176,358

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FTVFA2		FTVGI2		FTVIS2		FTVMD2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$17,934	2,961	(89,421)	(104,261)	610,254	774,200	20,945	80,283

Realized gain (loss) on investments	32,358	(409,836)	(661,605)	(631,222)	(810,376)	(6,587)	66,439	(86,038)

Change in unrealized gain (loss) on investments	114,775	722,453	(225,717)	852,409	1,080,269	(723,930)	(332,095)	818,414

Reinvested capital gains	-	44,791	-	-	66,549	1,223,514	482,158	380,633

Net increase (decrease) in contract owners’ equity resulting from operations	165,067	360,369	(976,743)	116,926	946,696	1,267,197	237,447	1,193,292

Equity transactions:

Purchase payments received from contract owners (note 4)	7,660	17,806	102,539	69,681	126,455	314,896	2,014	145,885

Transfers between funds	(30,277)	(531,234)	46,045	(231,412)	(1,840,001)	1,339,512	(135,744)	(156,443)

Redemptions (notes 2, 3, and 4)	(351,231)	(1,109,019)	(1,293,688)	(1,285,339)	(2,330,010)	(2,292,553)	(956,747)	(798,419)

Adjustments to maintain reserves	(61)	(31)	6,585	6,093	(171)	(234)	(110)	(96)

Net equity transactions	(373,909)	(1,622,478)	(1,138,519)	(1,440,977)	(4,043,727)	(638,379)	(1,090,587)	(809,073)

Net change in contract owners’ equity	(208,842)	(1,262,109)	(2,115,262)	(1,324,051)	(3,097,031)	628,818	(853,140)	384,219

Contract owners’ equity at beginning of period	2,297,388	3,559,497	8,615,784	9,939,835	18,630,744	18,001,926	7,139,407	6,755,188

Contract owners’ equity at end of period	$2,088,546	2,297,388	6,500,522	8,615,784	15,533,713	18,630,744	6,286,267	7,139,407

CHANGE IN UNITS:

Beginning units	114,899	201,671	1,042,697	1,224,126	1,227,232	1,270,360	400,708	449,562

Units purchased	1,792	22,023	145,447	83,092	130,609	256,433	16,012	22,693

Units redeemed	(19,601)	(108,795)	(291,999)	(264,521)	(394,494)	(299,561)	(74,408)	(71,547)

Ending units	97,090	114,899	896,145	1,042,697	963,347	1,227,232	342,312	400,708

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FTVUG2		GVGMNS		GVMSAS		GVFRB

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$4,621	(1,256)	8,311	1,765	31,608	104,022	278,284	118,017

Realized gain (loss) on investments	1,360	(4)	8,642	(3,277)	(1,965)	(41,044)	122,065	49,810

Change in unrealized gain (loss) on investments	(3,632)	11,332	41,705	71,312	13,103	63,413	(155,379)	315,249

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,349	10,072	58,658	69,800	42,746	126,391	244,970	483,076

Equity transactions:

Purchase payments received from contract owners (note 4)	418,494	106,054	2,926	60,536	157,268	191,726	2,266	20,874

Transfers between funds	15,705	147,929	(54,331)	92,587	605	(279,597)	245,966	(78,688)

Redemptions (notes 2, 3, and 4)	(59,686)	(2,332)	(46,444)	(86,283)	(213,622)	(96,009)	(1,225,043)	(305,155)

Adjustments to maintain reserves	(8)	(2)	(36)	(35)	(41)	(34)	(97)	(72)

Net equity transactions	374,505	251,649	(97,885)	66,805	(55,790)	(183,914)	(976,908)	(363,041)

Net change in contract owners’ equity	376,854	261,721	(39,227)	136,605	(13,044)	(57,523)	(731,938)	120,035

Contract owners’ equity at beginning of period	261,721	-	604,350	467,745	1,947,117	2,004,640	5,060,358	4,940,323

Contract owners’ equity at end of period	$638,575	261,721	565,123	604,350	1,934,073	1,947,117	4,328,420	5,060,358

CHANGE IN UNITS:

Beginning units	25,759	-	48,853	43,049	177,992	195,768	411,827	441,055

Units purchased	72,980	35,203	4,317	13,056	45,808	73,277	57,729	80,718

Units redeemed	(36,036)	(9,444)	(11,507)	(7,252)	(50,923)	(91,053)	(135,944)	(109,946)

Ending units	62,703	25,759	41,663	48,853	172,877	177,992	333,612	411,827

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RAF		RBF		RBKF		RBMF

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$16,738	(3,418)	(47,408)	(59,763)	8,640	(4,852)	(9,198)	(30,751)

Realized gain (loss) on investments	(41,975)	(278,625)	(239,189)	(704,906)	121,959	(227,793)	22,705	(104,116)

Change in unrealized gain (loss) on investments	7,734	(1,568)	(78,903)	817,569	22,069	244,376	(64,503)	271,557

Reinvested capital gains	-	-	289,591	44,175	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(17,503)	(283,611)	(75,909)	97,075	152,668	11,731	(50,996)	136,690

Equity transactions:

Purchase payments received from contract owners (note 4)	2,178	-	18,113	9,730	5,080	22	6,885	28,787

Transfers between funds	(46,244)	(1,538,086)	(295,944)	(907,706)	(458,143)	(51,399)	(154,905)	(224,194)

Redemptions (notes 2, 3, and 4)	(38,922)	(108,905)	(557,906)	(560,522)	(298,374)	(140,766)	(391,090)	(269,662)

Adjustments to maintain reserves	(17)	(16)	(99)	(195)	(107)	(100)	(60)	(107)

Net equity transactions	(83,005)	(1,647,007)	(835,836)	(1,458,693)	(751,544)	(192,243)	(539,170)	(465,176)

Net change in contract owners’ equity	(100,508)	(1,930,618)	(911,745)	(1,361,618)	(598,876)	(180,512)	(590,166)	(328,486)

Contract owners’ equity at beginning of period	143,188	2,073,806	3,808,698	5,170,316	1,531,755	1,712,267	1,975,922	2,304,408

Contract owners’ equity at end of period	$42,680	143,188	2,896,953	3,808,698	932,879	1,531,755	1,385,756	1,975,922

CHANGE IN UNITS:

Beginning units	827,101	7,595,997	102,147	144,827	143,069	161,352	54,764	68,738

Units purchased	13,917,691	13,009,624	29,628	12,973	56,636	73,830	16,496	26,549

Units redeemed	(14,444,918)	(19,778,520)	(52,221)	(55,653)	(127,481)	(92,113)	(31,678)	(40,523)

Ending units	299,874	827,101	79,554	102,147	72,224	143,069	39,582	54,764

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RCPF		RELF		RENF		RESF

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$4,683	(705)	(285,491)	(186,226)	38,080	131,643	(25,625)	(38,951)

Realized gain (loss) on investments	(148,643)	(200,409)	812,468	(83,220)	(8,410)	54,779	(210,232)	361,869

Change in unrealized gain (loss) on investments	277,364	(92,229)	1,754,800	4,371,708	(77,843)	(213,799)	129,712	(390,804)

Reinvested capital gains	-	24,545	293,709	400,002	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	133,404	(268,798)	2,575,486	4,502,264	(48,173)	(27,377)	(106,145)	(67,886)

Equity transactions:

Purchase payments received from contract owners (note 4)	22,842	15,382	9,821	12,185	21,204	27,733	19,528	8,870

Transfers between funds	(183,171)	(611,250)	(352,837)	11,669,134	(616,056)	(680,473)	(586,493)	(784,305)

Redemptions (notes 2, 3, and 4)	(711,180)	(722,458)	(898,336)	(377,754)	(633,509)	(1,170,288)	(331,655)	(323,402)

Adjustments to maintain reserves	(123)	(172)	369,435	1,223,985	(94)	(111)	(64)	(103)

Net equity transactions	(871,632)	(1,318,498)	(871,917)	12,527,550	(1,228,455)	(1,823,139)	(898,684)	(1,098,940)

Net change in contract owners’ equity	(738,228)	(1,587,296)	1,703,569	17,029,814	(1,276,628)	(1,850,516)	(1,004,829)	(1,166,826)

Contract owners’ equity at beginning of period	4,198,591	5,785,887	19,953,837	2,924,023	4,611,844	6,462,360	2,448,954	3,615,780

Contract owners’ equity at end of period	$3,460,363	4,198,591	21,657,406	19,953,837	3,335,216	4,611,844	1,444,125	2,448,954

CHANGE IN UNITS:

Beginning units	115,634	151,603	355,101	87,349	244,890	344,175	335,243	512,462

Units purchased	27,775	32,333	40,559	315,287	70,353	169,087	1,391,060	1,043,635

Units redeemed	(51,105)	(68,302)	(61,201)	(47,535)	(135,779)	(268,372)	(1,507,374)	(1,220,854)

Ending units	92,304	115,634	334,459	355,101	179,464	244,890	218,929	335,243

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RFSF		RHCF		RHYS		RINF

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(22,463)	(74,983)	(88,927)	(135,832)	9,562	2,231	(41,757)	(41,344)

Realized gain (loss) on investments	201,614	(441,765)	173,571	(355,062)	7,974	(5,332)	(487,822)	(1,282,835)

Change in unrealized gain (loss) on investments	963,703	1,179,228	(280,627)	891,123	(2,872)	35,423	1,108,166	2,406,889

Reinvested capital gains	24,748	-	159,204	279,466	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,167,602	662,480	(36,779)	679,695	14,664	32,322	578,587	1,082,710

Equity transactions:

Purchase payments received from contract owners (note 4)	197,433	126,868	40,205	53,564	5,656	8,651	17,690	13,695

Transfers between funds	(472,002)	(152,357)	(358,799)	(1,813,535)	-	9,443	(265,853)	(162,404)

Redemptions (notes 2, 3, and 4)	(609,952)	(650,262)	(784,179)	(1,127,590)	(79,736)	(149,512)	(395,198)	(262,360)

Adjustments to maintain reserves	(213)	(122)	(1,158,479)	1,255,159	(22)	(16)	(121)	(149)

Net equity transactions	(884,734)	(675,873)	(2,261,252)	(1,632,402)	(74,102)	(131,434)	(643,482)	(411,218)

Net change in contract owners’ equity	282,868	(13,393)	(2,298,031)	(952,707)	(59,438)	(99,112)	(64,895)	671,492

Contract owners’ equity at beginning of period	6,167,764	6,181,157	7,862,366	8,815,073	333,311	432,423	3,123,176	2,451,684

Contract owners’ equity at end of period	$6,450,632	6,167,764	5,564,335	7,862,366	273,873	333,311	3,058,281	3,123,176

CHANGE IN UNITS:

Beginning units	349,190	393,545	165,136	233,865	27,676	40,032	57,687	66,150

Units purchased	272,412	98,658	28,694	322,576	459	24,643	2,000	12,675

Units redeemed	(318,007)	(143,013)	(49,498)	(391,305)	(6,774)	(36,999)	(13,096)	(21,138)

Ending units	303,595	349,190	144,332	165,136	21,361	27,676	46,591	57,687

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RJNF		RLCE		RLCJ		RLF

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$34,027	(22,910)	34,048	(7,842)	14,307	(5,023)	(33,535)	(35,853)

Realized gain (loss) on investments	(101,046)	162,043	83,313	167,645	74,934	22,252	(61,736)	17,278

Change in unrealized gain (loss) on investments	162,466	(80,984)	(150,867)	(34,039)	(81,382)	72,124	477,950	505,384

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	95,447	58,149	(33,506)	125,764	7,859	89,353	382,679	486,809

Equity transactions:

Purchase payments received from contract owners (note 4)	46,637	17,653	561	9,681	968	8,802	22,031	11,214

Transfers between funds	71,735	(614,169)	204,079	(95,916)	107,121	83,691	(376,859)	(62,910)

Redemptions (notes 2, 3, and 4)	(80,852)	(176,161)	(27,681)	(31,199)	(216,532)	(19,078)	(303,137)	(179,746)

Adjustments to maintain reserves	(51)	(47)	(26)	(59)	(28)	(56)	(114)	(128)

Net equity transactions	37,469	(772,724)	176,933	(117,493)	(108,471)	73,359	(658,079)	(231,570)

Net change in contract owners’ equity	132,916	(714,575)	143,427	8,271	(100,612)	162,712	(275,400)	255,239

Contract owners’ equity at beginning of period	1,098,053	1,812,628	634,794	626,523	468,749	306,037	2,662,924	2,407,685

Contract owners’ equity at end of period	$1,230,969	1,098,053	778,221	634,794	368,137	468,749	2,387,524	2,662,924

CHANGE IN UNITS:

Beginning units	427,673	725,767	47,414	56,030	26,071	22,521	68,103	74,475

Units purchased	1,124,380	2,521,342	86,488	50,390	144,994	107,987	673	12,782

Units redeemed	(1,121,281)	(2,819,436)	(72,671)	(59,006)	(150,540)	(104,437)	(15,511)	(19,154)

Ending units	430,772	427,673	61,231	47,414	20,525	26,071	53,265	68,103

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RMED		RMEK		RNF		ROF

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(17,469)	(29,002)	1,546	(20,633)	(127,656)	(108,840)	(234,862)	(217,366)

Realized gain (loss) on investments	226,468	(283,992)	365,916	38,138	1,971,730	551,333	3,190,104	(1,472,217)

Change in unrealized gain (loss) on investments	93,676	663,077	(355,924)	407,756	711,389	1,817,551	308,081	7,703,417

Reinvested capital gains	-	-	-	-	-	-	347,073	-

Net increase (decrease) in contract owners’ equity resulting from operations	302,675	350,083	11,538	425,261	2,555,463	2,260,044	3,610,396	6,013,834

Equity transactions:

Purchase payments received from contract owners (note 4)	18,938	484	9,626	1,901	4,217	153,283	112,490	174,893

Transfers between funds	(577,915)	127,086	(840,944)	533,300	(967,656)	(846,281)	(646,311)	1,051,927

Redemptions (notes 2, 3, and 4)	(320,897)	(189,476)	(422,029)	(94,093)	(1,449,885)	(658,770)	(1,346,737)	(1,885,769)

Adjustments to maintain reserves	(72)	(79)	(69)	23	(126)	(93)	(181)	(169)

Net equity transactions	(879,946)	(61,985)	(1,253,416)	441,131	(2,413,450)	(1,351,861)	(1,880,739)	(659,118)

Net change in contract owners’ equity	(577,271)	288,098	(1,241,878)	866,392	142,013	908,183	1,729,657	5,354,716

Contract owners’ equity at beginning of period	2,437,045	2,148,947	2,254,582	1,388,190	8,553,792	7,645,609	17,457,420	12,102,704

Contract owners’ equity at end of period	$1,859,774	2,437,045	1,012,704	2,254,582	8,695,805	8,553,792	19,187,077	17,457,420

CHANGE IN UNITS:

Beginning units	35,524	36,920	56,544	40,008	160,224	191,034	200,490	209,407

Units purchased	12,693	17,692	98,009	167,664	70,903	187,761	93,702	123,992

Units redeemed	(24,298)	(19,088)	(132,120)	(151,128)	(107,240)	(218,571)	(113,489)	(132,909)

Ending units	23,919	35,524	22,433	56,544	123,887	160,224	180,703	200,490

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RPMF		RREF		RRF		RTEC

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$27,262	(51,704)	(3,037)	(827)	(17,684)	(19,674)	(128,249)	(141,880)

Realized gain (loss) on investments	1,138,704	(565,105)	465,290	(675,210)	(57,187)	(276,422)	5,762	(687,910)

Change in unrealized gain (loss) on investments	(853,957)	747,075	(386,710)	756,049	247,720	510,028	1,588,036	4,227,314

Reinvested capital gains	-	-	-	79,269	-	-	375,447	169,301

Net increase (decrease) in contract owners’ equity resulting from operations	312,009	130,266	75,543	159,281	172,849	213,932	1,840,996	3,566,825

Equity transactions:

Purchase payments received from contract owners (note 4)	55,270	22,494	5,197	22,071	933	8,632	12,838	77,120

Transfers between funds	322,048	894,099	(24,866)	(131,941)	(50,484)	(372,242)	(868,188)	(372,889)

Redemptions (notes 2, 3, and 4)	(2,053,834)	(1,147,995)	(265,851)	(306,005)	(233,326)	(208,636)	(1,172,915)	(1,706,075)

Adjustments to maintain reserves	(124)	(147)	(100)	(148)	(72)	(86)	(160)	(178)

Net equity transactions	(1,676,640)	(231,549)	(285,620)	(416,023)	(282,949)	(572,332)	(2,028,425)	(2,002,022)

Net change in contract owners’ equity	(1,364,631)	(101,283)	(210,077)	(256,742)	(110,100)	(358,400)	(187,429)	1,564,803

Contract owners’ equity at beginning of period	5,567,667	5,668,950	1,931,735	2,188,477	1,354,694	1,713,094	9,462,572	7,897,769

Contract owners’ equity at end of period	$4,203,036	5,567,667	1,721,658	1,931,735	1,244,594	1,354,694	9,275,143	9,462,572

CHANGE IN UNITS:

Beginning units	369,346	386,013	71,318	88,148	32,544	47,387	159,994	199,590

Units purchased	505,038	387,786	250,286	114,108	6,227	5,744	71,826	44,162

Units redeemed	(615,542)	(404,453)	(260,123)	(130,938)	(12,733)	(20,587)	(104,255)	(83,758)

Ending units	258,842	369,346	61,481	71,318	26,038	32,544	127,565	159,994

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RTEL		RTF		RTRF		RUF

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(1,809)	(1,461)	(55,094)	(67,324)	(20,375)	(30,193)	40,537	4,766

Realized gain (loss) on investments	59,619	(41,354)	3,548,038	478,589	(174,060)	(516,892)	(123,192)	(127,964)

Change in unrealized gain (loss) on investments	(14,140)	61,135	(782,474)	1,558,830	175,210	981,723	37,707	(32,306)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	43,670	18,320	2,710,470	1,970,095	(19,225)	434,638	(44,948)	(155,504)

Equity transactions:

Purchase payments received from contract owners (note 4)	5,865	3,092	251,277	7,597	4,091	8,835	47,131	1,500

Transfers between funds	20,446	(131,918)	(208,858)	3,121,560	(144,047)	(230,261)	(225,572)	(685,858)

Redemptions (notes 2, 3, and 4)	(54,414)	(4,444)	(435,004)	(424,491)	(247,696)	(171,417)	(77,585)	(31,182)

Adjustments to maintain reserves	(64)	(38)	(101)	(30)	(78)	15	(25)	(30)

Net equity transactions	(28,167)	(133,308)	(392,686)	2,704,636	(387,730)	(392,828)	(256,051)	(715,570)

Net change in contract owners’ equity	15,503	(114,988)	2,317,784	4,674,731	(406,955)	41,810	(300,999)	(871,074)

Contract owners’ equity at beginning of period	308,432	423,420	8,584,772	3,910,041	2,074,562	2,032,752	459,118	1,330,192

Contract owners’ equity at end of period	$323,935	308,432	10,902,556	8,584,772	1,667,607	2,074,562	158,119	459,118

CHANGE IN UNITS:

Beginning units	33,017	47,633	134,445	88,573	48,269	58,070	681,677	1,714,536

Units purchased	98,547	26,386	230,158	389,067	16,441	17,761	2,233,944	5,792,711

Units redeemed	(101,209)	(41,002)	(243,554)	(343,195)	(25,813)	(27,562)	(2,629,450)	(6,825,570)

Ending units	30,355	33,017	121,049	134,445	38,897	48,269	286,171	681,677

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RUGB		RUTL		RVARS		RVCMD

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$47,407	42,918	(4,033)	2,299	76,058	41,788	50,375	156,633

Realized gain (loss) on investments	(183,581)	(431,187)	151,211	(178,239)	65,953	43,649	(143,224)	(455,765)

Change in unrealized gain (loss) on investments	(284,032)	244,319	185,784	(92,226)	(226,455)	(3,086)	158,219	136,087

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(420,206)	(143,950)	332,962	(268,166)	(84,444)	82,351	65,370	(163,045)

Equity transactions:

Purchase payments received from contract owners (note 4)	19,398	71,839	31,768	39,516	136,438	23,937	2,406	42,690

Transfers between funds	(640,563)	250,934	(191,838)	(1,270,784)	(340,102)	(112,345)	(97,318)	(306,266)

Redemptions (notes 2, 3, and 4)	(198,706)	(323,565)	(220,888)	(364,249)	(464,197)	(213,020)	(256,955)	(229,089)

Adjustments to maintain reserves	(48)	(92)	(108)	(68)	(89)	(108)	(90)	(76)

Net equity transactions	(819,919)	(884)	(381,066)	(1,595,585)	(667,950)	(301,536)	(351,957)	(492,741)

Net change in contract owners’ equity	(1,240,125)	(144,834)	(48,104)	(1,863,751)	(752,394)	(219,185)	(286,587)	(655,786)

Contract owners’ equity at beginning of period	2,704,068	2,848,902	2,327,566	4,191,317	2,664,104	2,883,289	1,562,983	2,218,769

Contract owners’ equity at end of period	$1,463,943	2,704,068	2,279,462	2,327,566	1,911,710	2,664,104	1,276,396	1,562,983

CHANGE IN UNITS:

Beginning units	201,866	207,771	107,050	177,432	266,705	297,870	632,576	831,516

Units purchased	536,726	657,591	180,132	32,399	28,371	27,027	353,241	367,961

Units redeemed	(614,651)	(663,496)	(198,346)	(102,781)	(93,391)	(58,192)	(502,335)	(566,901)

Ending units	123,941	201,866	88,836	107,050	201,685	266,705	483,482	632,576

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RVF		RVIDD		RVIMC		RVISC

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(116,006)	(92,668)	8,530	(6,443)	1,152	(752)	7,516	(7,846)

Realized gain (loss) on investments	3,727,966	1,076,379	(93,187)	(145,121)	(15,181)	(5,297)	(76,401)	(55,620)

Change in unrealized gain (loss) on investments	(432,190)	2,207,475	37,277	(31,627)	7,127	(7,379)	51,481	(47,979)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,179,770	3,191,186	(47,380)	(183,191)	(6,902)	(13,428)	(17,404)	(111,445)

Equity transactions:

Purchase payments received from contract owners (note 4)	187,968	59,381	1,409	2,362	5,245	-	5,646	82

Transfers between funds	136,564	2,633,156	(164,682)	(415,974)	(7,293)	(30,980)	(72,078)	(218,667)

Redemptions (notes 2, 3, and 4)	(944,467)	(866,619)	(18,992)	(25,696)	(6,477)	(9,259)	(12,913)	(86,555)

Adjustments to maintain reserves	(138)	(334)	(9)	(65)	(15)	(16)	(26)	(34)

Net equity transactions	(620,073)	1,825,584	(182,274)	(439,373)	(8,540)	(40,255)	(79,371)	(305,174)

Net change in contract owners’ equity	2,559,697	5,016,770	(229,654)	(622,564)	(15,442)	(53,683)	(96,775)	(416,619)

Contract owners’ equity at beginning of period	8,725,557	3,708,787	291,639	914,203	47,685	101,368	242,869	659,488

Contract owners’ equity at end of period	$11,285,254	8,725,557	61,985	291,639	32,243	47,685	146,094	242,869

CHANGE IN UNITS:

Beginning units	37,830	34,221	5,035,419	12,770,490	74,602	144,713	400,925	897,880

Units purchased	66,001	203,366	33,102,610	56,591,019	763,986	1,133,780	3,206,341	6,610,600

Units redeemed	(69,148)	(199,757)	(36,821,239)	(64,326,090)	(783,062)	(1,203,891)	(3,347,099)	(7,107,555)

Ending units	34,683	37,830	1,316,790	5,035,419	55,526	74,602	260,167	400,925

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RVLCG		RVLCV		RVLDD		RVMCG

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(149,910)	(147,991)	(22,910)	(13,576)	(7,967)	(75,547)	(66,901)	(59,223)

Realized gain (loss) on investments	104,412	(3,277,087)	799,415	(1,426,547)	1,395,625	(162,271)	965,290	(975,083)

Change in unrealized gain (loss) on investments	2,168,296	3,790,339	29,524	1,584,132	(958,818)	1,309,974	(282,851)	1,519,515

Reinvested capital gains	41,753	-	-	-	-	-	390	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,164,551	365,261	806,029	144,009	428,840	1,072,156	615,928	485,209

Equity transactions:

Purchase payments received from contract owners (note 4)	142,628	52,766	213,449	70,574	8,296	3,905	104,942	20,142

Transfers between funds	1,107,622	(1,627,303)	419,567	(2,600,964)	(4,373,436)	(3,178,640)	234,573	106,740

Redemptions (notes 2, 3, and 4)	(1,587,729)	(1,143,721)	(1,247,096)	(1,287,745)	(509,747)	(343,794)	(916,224)	(506,222)

Adjustments to maintain reserves	(203)	(144)	(148)	(155)	(69)	(182)	(154)	(82)

Net equity transactions	(337,682)	(2,718,402)	(614,228)	(3,818,290)	(4,874,956)	(3,518,711)	(576,863)	(379,422)

Net change in contract owners’ equity	1,826,869	(2,353,141)	191,801	(3,674,281)	(4,446,116)	(2,446,555)	39,065	105,787

Contract owners’ equity at beginning of period	8,983,052	11,336,193	9,312,950	12,987,231	6,802,279	9,248,834	4,187,583	4,081,796

Contract owners’ equity at end of period	$10,809,921	8,983,052	9,504,751	9,312,950	2,356,163	6,802,279	4,226,648	4,187,583

CHANGE IN UNITS:

Beginning units	272,696	360,214	335,182	488,581	108,187	180,273	128,560	141,466

Units purchased	698,460	78,549	657,273	324,024	52,249	175,283	240,935	162,393

Units redeemed	(710,198)	(166,067)	(681,286)	(477,423)	(129,226)	(247,369)	(255,925)	(175,299)

Ending units	260,958	272,696	311,169	335,182	31,210	108,187	113,570	128,560

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RVMCV		RVMFU		RVSCG		RVSCV

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(57,033)	(68,577)	25,143	57,217	(44,012)	(38,717)	(33,469)	(37,035)

Realized gain (loss) on investments	366,095	259,212	24,872	29,147	570,534	(419,968)	301,626	176,598

Change in unrealized gain (loss) on investments	(440,612)	809,663	(77,763)	(78,103)	(385,148)	891,731	(294,807)	246,262

Reinvested capital gains	191,550	-	27,033	56,860	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	60,000	1,000,298	(715)	65,121	141,374	433,046	(26,650)	385,825

Equity transactions:

Purchase payments received from contract owners (note 4)	144,281	20,667	28,550	14,974	43,644	22,358	47,790	4,208

Transfers between funds	173,816	(491,210)	(89,933)	(353,941)	223,362	41,262	309,630	(182,390)

Redemptions (notes 2, 3, and 4)	(1,013,205)	(792,256)	(386,686)	(362,311)	(512,841)	(405,400)	(447,307)	(431,323)

Adjustments to maintain reserves	(111)	(181)	1,358	2,299	(107)	(81)	(91)	(164)

Net equity transactions	(695,219)	(1,262,980)	(446,711)	(698,979)	(245,942)	(341,861)	(89,978)	(609,669)

Net change in contract owners’ equity	(635,219)	(262,682)	(447,426)	(633,858)	(104,568)	91,185	(116,628)	(223,844)

Contract owners’ equity at beginning of period	4,595,845	4,858,527	2,190,704	2,824,562	3,063,697	2,972,512	2,513,866	2,737,710

Contract owners’ equity at end of period	$3,960,626	4,595,845	1,743,278	2,190,704	2,959,129	3,063,697	2,397,238	2,513,866

CHANGE IN UNITS:

Beginning units	124,983	166,059	293,973	389,155	107,788	120,850	98,603	127,609

Units purchased	36,603	71,207	42,333	20,406	249,972	225,186	212,493	162,720

Units redeemed	(57,798)	(112,283)	(101,652)	(115,588)	(259,935)	(238,248)	(219,613)	(191,726)

Ending units	103,788	124,983	234,654	293,973	97,825	107,788	91,483	98,603

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RVSDL		RVWDL		HTDEIA		HTIOIA

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$6,459	(10,899)	8,075	(5,980)	1,598	2,406	102	59

Realized gain (loss) on investments	23,085	(113,373)	(29,800)	(32,523)	18,310	(4,525)	25	(1)

Change in unrealized gain (loss) on investments	40,939	126,323	(14,626)	(680)	81,092	94,308	5	116

Reinvested capital gains	-	-	-	-	24,424	3,506	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	70,483	2,051	(36,351)	(39,183)	125,424	95,695	132	174

Equity transactions:

Purchase payments received from contract owners (note 4)	1,029	974	7,615	4,230	54,588	89,706	12,515	5,754

Transfers between funds	370,714	(709,160)	4,563	(885,462)	(77,153)	(52,310)	132	-

Redemptions (notes 2, 3, and 4)	(30,810)	(28,213)	(1,860)	(10,367)	(19,407)	(48,122)	(333)	(28)

Adjustments to maintain reserves	(66)	(38)	(11)	(21)	(6)	(11)	(3)	(2)

Net equity transactions	340,867	(736,437)	10,307	(891,620)	(41,978)	(10,737)	12,311	5,724

Net change in contract owners’ equity	411,350	(734,386)	(26,044)	(930,803)	83,446	84,958	12,443	5,898

Contract owners’ equity at beginning of period	367,933	1,102,319	184,281	1,115,084	521,755	436,797	5,898	-

Contract owners’ equity at end of period	$779,283	367,933	158,237	184,281	605,201	521,755	18,341	5,898

CHANGE IN UNITS:

Beginning units	48,236	141,711	44,928	285,625	40,535	41,010	564	-

Units purchased	365,995	566,927	312,495	584,626	4,590	10,351	1,089	566

Units redeemed	(325,907)	(660,402)	(313,281)	(825,323)	(7,499)	(10,826)	(31)	(2)

Ending units	88,324	48,236	44,142	44,928	37,626	40,535	1,622	564

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	HTMCIA		AVIE2		IVBRA2		IVEW52

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(609)	(381)	4,008	(15,988)	155,405	(48,163)	53,237	12,705

Realized gain (loss) on investments	(7,999)	(6,863)	(1,321)	(119,687)	(133,112)	(296,592)	(23,947)	(300,899)

Change in unrealized gain (loss) on investments	11,944	14,973	(15,701)	365,934	70,865	530,194	1,300,839	910,136

Reinvested capital gains	4,380	10,076	5,449	724	-	-	397,962	1,171,670

Net increase (decrease) in contract owners’ equity resulting from operations	7,716	17,805	(7,565)	230,983	93,158	185,439	1,728,091	1,793,612

Equity transactions:

Purchase payments received from contract owners (note 4)	73,866	37,102	17,151	46,079	256,991	89,527	133,018	55,677

Transfers between funds	7,164	9,601	45,176	(545,279)	(178,716)	(668,541)	(392,169)	(164,175)

Redemptions (notes 2, 3, and 4)	(42,559)	(30,633)	(107,642)	(517,206)	(492,086)	(301,270)	(1,652,584)	(1,851,277)

Adjustments to maintain reserves	(3)	-	(32)	(38)	(90)	(64)	(72)	(74)

Net equity transactions	38,468	16,070	(45,347)	(1,016,444)	(413,901)	(880,348)	(1,911,807)	(1,959,849)

Net change in contract owners’ equity	46,184	33,875	(52,912)	(785,461)	(320,743)	(694,909)	(183,716)	(166,237)

Contract owners’ equity at beginning of period	139,739	105,864	1,007,000	1,792,461	3,581,114	4,276,023	15,832,323	15,998,560

Contract owners’ equity at end of period	$185,923	139,739	954,088	1,007,000	3,260,371	3,581,114	15,648,607	15,832,323

CHANGE IN UNITS:

Beginning units	13,210	11,456	77,877	160,961	280,080	350,441	791,188	897,211

Units purchased	7,769	4,910	11,908	14,132	64,057	49,606	85,504	53,659

Units redeemed	(4,383)	(3,156)	(15,490)	(97,216)	(96,448)	(119,967)	(175,581)	(159,682)

Ending units	16,596	13,210	74,295	77,877	247,689	280,080	701,111	791,188

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	IVEW5I		OVAG		OVGSS		OVIG

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$17,094	9,964	(3,247)	(1,919)	(181,750)	(166,306)	4,010	3,957

Realized gain (loss) on investments	6,339	(9,443)	(67,325)	(135,809)	(211,003)	(439,617)	(170,606)	(121,530)

Change in unrealized gain (loss) on investments	93,775	56,541	314,566	205,157	1,597,583	3,042,883	58,016	366,337

Reinvested capital gains	32,498	63,758	-	-	906,436	1,601,007	90,556	-

Net increase (decrease) in contract owners’ equity resulting from operations	149,706	120,820	243,994	67,429	2,111,266	4,037,967	(18,024)	248,764

Equity transactions:

Purchase payments received from contract owners (note 4)	237,754	856,773	372,387	159,416	38,437	138,379	125,099	276,725

Transfers between funds	(56,109)	(24,101)	48,033	230,451	(972,165)	67,367	68,516	(27,254)

Redemptions (notes 2, 3, and 4)	(62,490)	(25,511)	(392,888)	(93,926)	(1,148,942)	(1,594,791)	(340,458)	(97,924)

Adjustments to maintain reserves	(5)	(3)	(8)	(6)	(163)	(172)	(4)	(13)

Net equity transactions	119,150	807,158	27,524	295,935	(2,082,833)	(1,389,217)	(146,847)	151,534

Net change in contract owners’ equity	268,856	927,978	271,518	363,364	28,433	2,648,750	(164,871)	400,298

Contract owners’ equity at beginning of period	1,160,346	232,368	811,007	447,643	14,880,386	12,231,636	1,503,781	1,103,483

Contract owners’ equity at end of period	$1,429,202	1,160,346	1,082,525	811,007	14,908,819	14,880,386	1,338,910	1,503,781

CHANGE IN UNITS:

Beginning units	113,559	25,780	79,029	49,207	664,455	726,423	145,005	128,381

Units purchased	22,875	140,063	64,823	42,428	24,227	193,809	31,370	36,261

Units redeemed	(11,902)	(52,284)	(58,659)	(12,606)	(108,107)	(255,777)	(44,629)	(19,637)

Ending units	124,532	113,559	85,193	79,029	580,575	664,455	131,746	145,005

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	OVSC		OVSCS		WRASP		WRENG

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(1,224)	1,779	(147,751)	(17,218)	36,570	59,934	17,947	21,476

Realized gain (loss) on investments	2,182	(2,809)	(111,037)	391,513	198,669	29,413	133,773	415,254

Change in unrealized gain (loss) on investments	18,833	38,122	1,128,421	1,347,062	345,611	954,892	(206,591)	(409,074)

Reinvested capital gains	16,538	-	484,231	-	329,513	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	36,329	37,092	1,353,864	1,721,357	910,363	1,044,239	(54,871)	27,656

Equity transactions:

Purchase payments received from contract owners (note 4)	280,698	84,443	1,716,713	951,206	12,864	83,300	16,051	2,375

Transfers between funds	(21,648)	29,388	418,346	1,019,800	(680,082)	92,738	(9,653)	(412,840)

Redemptions (notes 2, 3, and 4)	(3,680)	(21,415)	(1,760,249)	(882,341)	(735,864)	(1,146,315)	(230,761)	(241,754)

Adjustments to maintain reserves	(2)	(5)	567	960	(132)	(126)	(29)	(23)

Net equity transactions	255,368	92,411	375,377	1,089,625	(1,403,214)	(970,403)	(224,392)	(652,242)

Net change in contract owners’ equity	291,697	129,503	1,729,241	2,810,982	(492,851)	73,836	(279,263)	(624,586)

Contract owners’ equity at beginning of period	252,484	122,981	11,760,336	8,949,354	9,131,383	9,057,547	1,144,708	1,769,294

Contract owners’ equity at end of period	$544,181	252,484	13,489,577	11,760,336	8,638,532	9,131,383	865,445	1,144,708

CHANGE IN UNITS:

Beginning units	26,390	15,133	657,758	582,470	540,773	601,220	142,561	225,811

Units purchased	34,512	16,911	482,648	371,890	35,314	56,430	14,371	11,307

Units redeemed	(10,251)	(5,654)	(461,945)	(296,602)	(112,757)	(116,877)	(41,407)	(94,557)

Ending units	50,651	26,390	678,461	657,758	463,330	540,773	115,525	142,561

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	JABS		JAFBS		JAGSEI		JAGTS

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$207,303	187,964	145,746	114,155	(1,401)	-	(464,970)	(351,797)

Realized gain (loss) on investments	1,152,575	557,892	(225,675)	(134,873)	2,910	-	(729,779)	(3,869,001)

Change in unrealized gain (loss) on investments	3,237,851	3,233,521	103,241	221,858	(3,120)	-	11,513,901	16,558,720

Reinvested capital gains	-	-	-	-	2,133	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,597,729	3,979,377	23,312	201,140	522	-	10,319,152	12,337,922

Equity transactions:

Purchase payments received from contract owners (note 4)	2,481,143	1,662,461	67,008	596,038	237,586	-	2,978,229	1,616,525

Transfers between funds	127,916	1,143,214	352,174	167,098	97,918	-	(2,760,020)	442,053

Redemptions (notes 2, 3, and 4)	(3,376,693)	(3,917,273)	(617,102)	(344,474)	-	-	(4,035,452)	(2,512,569)

Adjustments to maintain reserves	(81)	(69)	(44)	(45)	(1)	-	(172)	(78)

Net equity transactions	(767,715)	(1,111,667)	(197,964)	418,617	335,503	-	(3,817,415)	(454,069)

Net change in contract owners’ equity	3,830,014	2,867,710	(174,652)	619,757	336,025	-	6,501,737	11,883,853

Contract owners’ equity at beginning of period	32,162,991	29,295,281	4,857,201	4,237,444	-	-	34,956,733	23,072,880

Contract owners’ equity at end of period	$35,993,005	32,162,991	4,682,549	4,857,201	336,025	-	41,458,470	34,956,733

CHANGE IN UNITS:

Beginning units	1,852,231	1,920,418	474,592	431,456	-	-	919,057	925,497

Units purchased	399,926	264,194	127,133	170,875	27,474	-	256,709	334,306

Units redeemed	(433,818)	(332,381)	(147,556)	(127,739)	-	-	(339,191)	(340,746)

Ending units	1,818,339	1,852,231	454,169	474,592	27,474	-	836,575	919,057

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	JAIGS		JAMGS		JAWGS		LZREMI

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$1,165	584	(125,942)	(205,969)	(123)	-	12,910	15,258

Realized gain (loss) on investments	7,963	(109)	(123,048)	(178,931)	6	-	5,830	(2,093)

Change in unrealized gain (loss) on investments	4,692	20,544	2,262,356	1,919,115	701	-	9,795	43,943

Reinvested capital gains	-	-	1,027,930	1,479,913	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,820	21,019	3,041,296	3,014,128	584	-	28,535	57,108

Equity transactions:

Purchase payments received from contract owners (note 4)	160,164	366,261	2,359,031	1,192,979	-	-	82,192	66,610

Transfers between funds	3,695	36,558	490,214	92,351	45,143	-	(15,817)	(5,840)

Redemptions (notes 2, 3, and 4)	(32,991)	(13,532)	(2,182,739)	(1,244,182)	(140)	-	(32,475)	(23,819)

Adjustments to maintain reserves	(13)	(2)	(102)	(140)	(2)	-	(4)	(6)

Net equity transactions	130,855	389,285	666,404	41,008	45,001	-	33,896	36,945

Net change in contract owners’ equity	144,675	410,304	3,707,700	3,055,136	45,585	-	62,431	94,053

Contract owners’ equity at beginning of period	410,304	-	21,181,251	18,126,115	-	-	337,877	243,824

Contract owners’ equity at end of period	$554,979	410,304	24,888,951	21,181,251	45,585	-	400,308	337,877

CHANGE IN UNITS:

Beginning units	40,749	-	915,689	912,382	-	-	27,380	24,142

Units purchased	34,385	53,320	210,820	186,650	4,091	-	7,848	8,681

Units redeemed	(22,334)	(12,571)	(181,930)	(183,343)	(13)	-	(4,998)	(5,443)

Ending units	52,800	40,749	944,579	915,689	4,078	-	30,230	27,380

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LZREMS		LPVAI		LPVCA2		LPVCII

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$53,604	113,235	1,389	1,747	(20,996)	(39,061)	26,434	42,736

Realized gain (loss) on investments	54,852	(27,084)	11,728	6,785	(120,069)	(46,504)	(40,922)	(38,374)

Change in unrealized gain (loss) on investments	46,542	522,959	18,342	41,673	(37,357)	528,026	136,309	(53,279)

Reinvested capital gains	-	-	33,425	8,285	421,963	442,869	297,099	314,273

Net increase (decrease) in contract owners’ equity resulting from operations	154,998	609,110	64,884	58,490	243,541	885,330	418,920	265,356

Equity transactions:

Purchase payments received from contract owners (note 4)	6,707	29,916	19,216	64,556	(527)	(5)	436,632	1,272,127

Transfers between funds	383,012	(179,015)	(40,933)	(26,705)	(325,987)	(134,653)	(450,067)	(35,635)

Redemptions (notes 2, 3, and 4)	(459,229)	(782,713)	(16,178)	(155,229)	(3,062,465)	(160,337)	(149,602)	(302,701)

Adjustments to maintain reserves	(108)	(137)	(6)	(6)	(37)	(31)	(7)	(3)

Net equity transactions	(69,618)	(931,949)	(37,901)	(117,384)	(3,389,016)	(295,026)	(163,044)	933,788

Net change in contract owners’ equity	85,380	(322,839)	26,983	(58,894)	(3,145,475)	590,304	255,876	1,199,144

Contract owners’ equity at beginning of period	3,051,721	3,374,560	303,755	362,649	4,628,911	4,038,607	2,607,836	1,408,692

Contract owners’ equity at end of period	$3,137,101	3,051,721	330,738	303,755	1,483,436	4,628,911	2,863,712	2,607,836

CHANGE IN UNITS:

Beginning units	293,780	391,384	22,581	32,172	342,941	367,862	188,155	115,691

Units purchased	72,932	21,385	1,219	5,322	26,609	5,532	54,339	139,361

Units redeemed	(81,528)	(118,989)	(3,688)	(14,913)	(269,586)	(30,453)	(65,073)	(66,897)

Ending units	285,184	293,780	20,112	22,581	99,964	342,941	177,421	188,155

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LPVCMI		LPWHY2		SBVI		SBVSG2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$378	(154)	117,520	109,791	(3,059)	(138)	(92,755)	(95,706)

Realized gain (loss) on investments	10,713	(3,730)	(18,087)	(49,360)	28,565	2,221	181,997	102,776

Change in unrealized gain (loss) on investments	(2,046)	20,952	43,865	178,904	(135,340)	82,050	(131,032)	554,748

Reinvested capital gains	3,689	510	-	-	221,212	116,609	295,089	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,734	17,578	143,298	239,335	111,378	200,742	253,299	561,818

Equity transactions:

Purchase payments received from contract owners (note 4)	51,042	146,461	23,774	20,618	1	-	216,504	124,895

Transfers between funds	(118,005)	(1,549)	(133,675)	(102,647)	-	-	(618,469)	(364,683)

Redemptions (notes 2, 3, and 4)	(9,991)	(3,724)	(559,400)	(433,206)	(321,323)	(67,150)	(315,902)	(437,847)

Adjustments to maintain reserves	(5)	-	560	637	(5)	(11)	(72)	(51)

Net equity transactions	(76,959)	141,188	(668,741)	(514,598)	(321,327)	(67,161)	(717,939)	(677,686)

Net change in contract owners’ equity	(64,225)	158,766	(525,443)	(275,263)	(209,949)	133,581	(464,640)	(115,868)

Contract owners’ equity at beginning of period	229,858	71,092	2,920,849	3,196,112	1,659,842	1,526,261	8,604,944	8,720,812

Contract owners’ equity at end of period	$165,633	229,858	2,395,406	2,920,849	1,449,893	1,659,842	8,140,304	8,604,944

CHANGE IN UNITS:

Beginning units	27,117	9,441	253,095	300,914	62,464	65,250	476,928	516,720

Units purchased	7,338	29,425	28,371	18,480	-	-	55,804	53,022

Units redeemed	(16,623)	(11,749)	(84,351)	(66,299)	(11,311)	(2,786)	(94,911)	(92,814)

Ending units	17,832	27,117	197,115	253,095	51,153	62,464	437,821	476,928

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LACDV2		LACI2		LACIP2		LACIPS

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(5,111)	-	1,171	-	21,447	-	344,372	-

Realized gain (loss) on investments	(848,287)	-	182	-	1,008	-	(1,055,354)	-

Change in unrealized gain (loss) on investments	1,232,229	-	(1,425)	-	(3,490)	-	1,055,181	-

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	378,831	-	(72)	-	18,965	-	344,199	-

Equity transactions:

Purchase payments received from contract owners (note 4)	27,698	-	4	-	3,005	-	547,515	-

Transfers between funds	6,706,564	-	276,909	-	637,905	-	13,727,631	-

Redemptions (notes 2, 3, and 4)	(1,042,300)	-	(2,976)	-	(17,346)	-	(987,706)	-

Adjustments to maintain reserves	(4,330)	-	(5)	-	(10)	-	(805)	-

Net equity transactions	5,687,632	-	273,932	-	623,554	-	13,286,635	-

Net change in contract owners’ equity	6,066,463	-	273,860	-	642,519	-	13,630,834	-

Contract owners’ equity at beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity at end of period	$6,066,463	-	273,860	-	642,519	-	13,630,834	-

CHANGE IN UNITS:

Beginning units	-	-	-	-	-	-	-	-

Units purchased	727,798	-	27,771	-	71,843	-	1,462,848	-

Units redeemed	(153,050)	-	(381)	-	(9,562)	-	(133,003)	-

Ending units	574,748	-	27,390	-	62,281	-	1,329,845	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LACMVS		LACU2		LACV2		LACVS

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$38,889	-	(23,465)	-	96,562	-	38,835	-

Realized gain (loss) on investments	(204,637)	-	16,371	-	66,487	-	13,858	-

Change in unrealized gain (loss) on investments	297,280	-	471,552	-	217,024	-	82,785	-

Reinvested capital gains	62,067	-	34,812	-	70,179	-	25,691	-

Net increase (decrease) in contract owners’ equity resulting from operations	193,599	-	499,270	-	450,252	-	161,169	-

Equity transactions:

Purchase payments received from contract owners (note 4)	29,327	-	2,451	-	5,834	-	4,771	-

Transfers between funds	3,415,739	-	2,687,342	-	7,964,601	-	2,785,259	-

Redemptions (notes 2, 3, and 4)	(219,713)	-	(29,533)	-	(814,617)	-	(143,024)	-

Adjustments to maintain reserves	(39)	-	(78)	-	(3,140)	-	(101)	-

Net equity transactions	3,225,314	-	2,660,182	-	7,152,678	-	2,646,905	-

Net change in contract owners’ equity	3,418,913	-	3,159,452	-	7,602,930	-	2,808,074	-

Contract owners’ equity at beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity at end of period	$3,418,913	-	3,159,452	-	7,602,930	-	2,808,074	-

CHANGE IN UNITS:

Beginning units	-	-	-	-	-	-	-	-

Units purchased	371,323	-	280,943	-	836,120	-	287,197	-

Units redeemed	(48,330)	-	(14,292)	-	(116,320)	-	(21,490)	-

Ending units	322,993	-	266,651	-	719,800	-	265,707	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LJPCBT		LJPMVS		LJPSCS		LJPUES

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$460,817	113,581	24,722	38,316	4,991	5,645	14,074	28,741

Realized gain (loss) on investments	689	(28,899)	38,032	37,315	57,007	2,528	263,967	34,068

Change in unrealized gain (loss) on investments	(338,792)	75,197	(160,736)	169,968	29,587	96,337	677,106	570,485

Reinvested capital gains	-	-	402,543	-	15,509	-	281,467	21,671

Net increase (decrease) in contract owners’ equity resulting from operations	122,714	159,879	304,561	245,599	107,094	104,510	1,236,614	654,965

Equity transactions:

Purchase payments received from contract owners (note 4)	4,042,092	1,600,354	876,799	432,236	286,211	321,888	1,893,031	1,304,679

Transfers between funds	832,956	7,866,513	(89,168)	1,703,983	(9,174)	576,592	(276,355)	3,213,041

Redemptions (notes 2, 3, and 4)	(894,160)	(1,184,573)	(207,303)	(170,012)	(267,440)	(50,948)	(739,647)	(206,086)

Adjustments to maintain reserves	-	(9)	(7)	(6)	(5)	(8)	(8)	(7)

Net equity transactions	3,980,888	8,282,285	580,321	1,966,201	9,592	847,524	877,021	4,311,627

Net change in contract owners’ equity	4,103,602	8,442,164	884,882	2,211,800	116,686	952,034	2,113,635	4,966,592

Contract owners’ equity at beginning of period	8,442,164	-	2,211,800	-	952,034	-	4,966,592	-

Contract owners’ equity at end of period	$12,545,766	8,442,164	3,096,682	2,211,800	1,068,720	952,034	7,080,227	4,966,592

CHANGE IN UNITS:

Beginning units	831,674	-	199,183	-	84,273	-	426,308	-

Units purchased	596,130	1,031,042	99,395	277,622	42,546	98,009	281,218	466,960

Units redeemed	(208,704)	(199,368)	(53,758)	(78,439)	(41,843)	(13,736)	(215,722)	(40,652)

Ending units	1,219,100	831,674	244,820	199,183	84,976	84,273	491,804	426,308

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LOVSDC		LOVTRC		M3GRES		MEGS

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$622,384	602,923	311,090	248,601	4,700	(3,499)	(1,339)	(600)

Realized gain (loss) on investments	(255,347)	(231,464)	(351,253)	(761,672)	(64,572)	(15,755)	12,185	(2,286)

Change in unrealized gain (loss) on investments	343,490	301,514	143,081	916,241	41,557	38,349	31,416	36,135

Reinvested capital gains	-	-	-	-	-	32,688	23,928	15,507

Net increase (decrease) in contract owners’ equity resulting from operations	710,527	672,973	102,918	403,170	(18,315)	51,783	66,190	48,756

Equity transactions:

Purchase payments received from contract owners (note 4)	1,501,251	1,309,217	733,743	326,102	176,605	4,194	117,983	119,438

Transfers between funds	893,742	63,377	783,278	835,749	51,110	15,598	673,533	(23,362)

Redemptions (notes 2, 3, and 4)	(2,465,603)	(1,982,846)	(1,579,410)	(2,434,069)	(16,457)	(8,015)	(11,895)	(4,411)

Adjustments to maintain reserves	(87)	(73)	(110)	(99)	(21)	(4)	(4)	(1)

Net equity transactions	(70,697)	(610,325)	(62,499)	(1,272,317)	211,237	11,773	779,617	91,664

Net change in contract owners’ equity	639,830	62,648	40,419	(869,147)	192,922	63,556	845,807	140,420

Contract owners’ equity at beginning of period	17,680,309	17,617,661	8,758,155	9,627,302	599,306	535,750	230,872	90,452

Contract owners’ equity at end of period	$18,320,139	17,680,309	8,798,574	8,758,155	792,228	599,306	1,076,679	230,872

CHANGE IN UNITS:

Beginning units	1,689,288	1,746,501	861,305	994,668	65,176	64,090	24,704	13,104

Units purchased	439,021	303,297	229,792	290,179	60,013	20,570	128,783	14,993

Units redeemed	(445,941)	(360,510)	(239,778)	(423,542)	(35,520)	(19,484)	(65,640)	(3,393)

Ending units	1,682,368	1,689,288	851,319	861,305	89,669	65,176	87,847	24,704

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	MMCGSC		MNDSC		MV2CBI		MV2RII

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(14,172)	(2,126)	(23)	-	2,900	2,558	1,783	805

Realized gain (loss) on investments	63,315	(2)	(1)	-	11	(21)	24,603	1,218

Change in unrealized gain (loss) on investments	(32,353)	26,741	(2,272)	-	(899)	855	(12,446)	8,118

Reinvested capital gains	109,865	5,040	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	126,655	29,653	(2,296)	-	2,012	3,392	13,940	10,141

Equity transactions:

Purchase payments received from contract owners (note 4)	904,867	98,062	61,025	-	-	-	18,344	78,889

Transfers between funds	82,053	301,198	572	-	13,064	70,933	(130,137)	3,320

Redemptions (notes 2, 3, and 4)	(50,128)	(2,390)	-	-	(817)	(730)	(1,188)	(10,545)

Adjustments to maintain reserves	(28)	(5)	-	-	(1)	(1)	3	-

Net equity transactions	936,764	396,865	61,597	-	12,246	70,202	(112,978)	71,664

Net change in contract owners’ equity	1,063,419	426,518	59,301	-	14,258	73,594	(99,038)	81,805

Contract owners’ equity at beginning of period	426,518	-	-	-	73,594	-	129,861	48,056

Contract owners’ equity at end of period	$1,489,937	426,518	59,301	-	87,852	73,594	30,823	129,861

CHANGE IN UNITS:

Beginning units	37,881	-	-	-	7,853	-	13,375	5,574

Units purchased	149,867	41,950	5,637	-	1,366	7,935	5,238	9,253

Units redeemed	(70,818)	(4,069)	-	-	(86)	(82)	(15,523)	(1,452)

Ending units	116,930	37,881	5,637	-	9,133	7,853	3,090	13,375

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	MV2RIS		MV3LMS		MV3MVI		MV3MVS

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$3,943	(4,801)	811	45	2,546	2,900	(7,658)	42,909

Realized gain (loss) on investments	6,940	(828)	296	-	633	(3,229)	40,501	(167,347)

Change in unrealized gain (loss) on investments	(16,965)	141,881	45	372	20,547	20,016	877,181	910,055

Reinvested capital gains	-	-	-	-	11,896	6,707	556,001	364,810

Net increase (decrease) in contract owners’ equity resulting from operations	(6,082)	136,252	1,152	417	35,622	26,394	1,466,025	1,150,427

Equity transactions:

Purchase payments received from contract owners (note 4)	353,865	30,145	10,292	-	54,140	115,985	727,949	606,541

Transfers between funds	50,650	(22,427)	39,661	35,354	(10,758)	2,092	(13,265)	(159,917)

Redemptions (notes 2, 3, and 4)	(9,224)	(16,144)	(13,791)	-	(20,840)	(13,844)	(921,622)	(614,288)

Adjustments to maintain reserves	(36)	(40)	(3)	-	(4)	(11)	(102)	(109)

Net equity transactions	395,255	(8,466)	36,159	35,354	22,538	104,222	(207,040)	(167,773)

Net change in contract owners’ equity	389,173	127,786	37,311	35,771	58,160	130,616	1,258,985	982,654

Contract owners’ equity at beginning of period	1,314,336	1,186,550	35,771	-	264,172	133,556	11,593,231	10,610,577

Contract owners’ equity at end of period	$1,703,509	1,314,336	73,082	35,771	322,332	264,172	12,852,216	11,593,231

CHANGE IN UNITS:

Beginning units	99,011	99,652	3,480	-	18,396	10,447	648,561	659,309

Units purchased	72,055	23,279	12,103	3,480	3,670	9,657	172,043	153,318

Units redeemed	(44,982)	(23,920)	(8,739)	-	(2,263)	(1,708)	(181,369)	(164,066)

Ending units	126,084	99,011	6,844	3,480	19,803	18,396	639,235	648,561

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	MVBRES		MVFIC		MVGTAS		MVIGIC

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(11,211)	(712)	15,006	12,834	(5,922)	(9,187)	5,941	5,234

Realized gain (loss) on investments	31,223	(114,810)	(872)	(16,969)	(1,474)	(17,417)	20,461	(2,337)

Change in unrealized gain (loss) on investments	446,618	555,462	27,966	23,579	30,265	58,349	31,903	26,722

Reinvested capital gains	225,441	233,088	86,275	68,043	3,770	27,828	2,952	19,425

Net increase (decrease) in contract owners’ equity resulting from operations	692,071	673,028	128,375	87,487	26,639	59,573	61,257	49,044

Equity transactions:

Purchase payments received from contract owners (note 4)	40,376	36,335	220,206	282,509	6,129	99,625	537,154	494,471

Transfers between funds	(171,930)	(94,856)	(9,012)	(38,132)	12,623	(80,236)	(33,224)	45,746

Redemptions (notes 2, 3, and 4)	(460,568)	(238,624)	(302,915)	(111,733)	(194,067)	(139,046)	(74,159)	(78,064)

Adjustments to maintain reserves	(46)	(22)	(6)	(14)	(53)	(71)	(5)	2

Net equity transactions	(592,168)	(297,167)	(91,727)	132,630	(175,368)	(119,728)	429,766	462,155

Net change in contract owners’ equity	99,903	375,861	36,648	220,117	(148,729)	(60,155)	491,023	511,199

Contract owners’ equity at beginning of period	3,060,940	2,685,079	1,212,123	992,006	765,392	825,547	759,362	248,163

Contract owners’ equity at end of period	$3,160,843	3,060,940	1,248,771	1,212,123	616,663	765,392	1,250,385	759,362

CHANGE IN UNITS:

Beginning units	141,730	157,834	91,640	80,696	56,139	65,507	78,678	29,404

Units purchased	24,293	33,547	22,020	43,507	1,881	8,163	65,942	85,803

Units redeemed	(47,978)	(49,651)	(28,769)	(32,563)	(14,203)	(17,531)	(25,355)	(36,529)

Ending units	118,045	141,730	84,891	91,640	43,817	56,139	119,265	78,678

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	MVIGSC		MVITSI		MVIVSC		MVUSC

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(14,547)	(7,279)	132	40	38,223	(164,462)	44,137	111,689

Realized gain (loss) on investments	79,528	(22,694)	260	(8,048)	47,232	(93,349)	(348,308)	(271,908)

Change in unrealized gain (loss) on investments	259,848	334,623	3,505	12,926	353,065	2,465,791	648,360	(361,397)

Reinvested capital gains	17,312	119,944	2,693	813	1,408,981	2,294,476	141,096	301,462

Net increase (decrease) in contract owners’ equity resulting from operations	342,141	424,594	6,590	5,731	1,847,501	4,502,456	485,285	(220,154)

Equity transactions:

Purchase payments received from contract owners (note 4)	790,736	539,307	-	18,079	267,421	303,959	155,243	477,689

Transfers between funds	432,900	552,277	(2,276)	(46,028)	(503,846)	(433,186)	76,406	(1,320,986)

Redemptions (notes 2, 3, and 4)	(172,802)	(147,850)	(662)	(515)	(3,511,850)	(1,136,287)	(1,127,777)	(847,068)

Adjustments to maintain reserves	(51)	(45)	-	1	(98)	(94)	(77)	(62)

Net equity transactions	1,050,783	943,689	(2,938)	(28,463)	(3,748,373)	(1,265,608)	(896,205)	(1,690,427)

Net change in contract owners’ equity	1,392,924	1,368,283	3,652	(22,732)	(1,900,872)	3,236,848	(410,920)	(1,910,581)

Contract owners’ equity at beginning of period	4,334,076	2,965,793	34,888	57,620	31,586,998	28,350,150	5,266,164	7,176,745

Contract owners’ equity at end of period	$5,727,000	4,334,076	38,540	34,888	29,686,126	31,586,998	4,855,244	5,266,164

CHANGE IN UNITS:

Beginning units	341,570	264,131	2,657	5,203	1,979,110	2,064,631	362,522	477,776

Units purchased	146,811	137,157	14	1,510	151,239	116,814	120,487	104,772

Units redeemed	(68,633)	(59,718)	(207)	(4,056)	(375,335)	(202,335)	(179,476)	(220,026)

Ending units	419,748	341,570	2,464	2,657	1,755,014	1,979,110	303,533	362,522

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	MGRFV		MSEMB		MSVEG2		MSVEM

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$2,966	3,751	536,904	495,431	(248,279)	(203,008)	4,758	3,512

Realized gain (loss) on investments	(36,474)	(683)	(659,427)	(583,950)	5,190,742	(162,049)	(6,968)	(7,321)

Change in unrealized gain (loss) on investments	62,657	(117,285)	685,963	718,152	3,838,825	6,641,983	29,731	30,432

Reinvested capital gains	21,276	184,078	-	-	-	-	-	4,773

Net increase (decrease) in contract owners’ equity resulting from operations	50,425	69,861	563,440	629,633	8,781,288	6,276,926	27,521	31,396

Equity transactions:

Purchase payments received from contract owners (note 4)	27,923	2,687	44,856	7,879	1,509,500	947,179	115,314	184,519

Transfers between funds	(369,155)	(1,753,021)	(411,438)	(412,035)	1,099,302	(874,508)	25,013	1,571

Redemptions (notes 2, 3, and 4)	(512,579)	(240,506)	(1,067,020)	(858,079)	(2,430,250)	(613,063)	(9,098)	(25,633)

Adjustments to maintain reserves	1,400	2,459	222	1,077	(150)	(116)	(5)	(8)

Net equity transactions	(852,411)	(1,988,381)	(1,433,380)	(1,261,158)	178,402	(540,508)	131,224	160,449

Net change in contract owners’ equity	(801,986)	(1,918,520)	(869,940)	(631,525)	8,959,690	5,736,418	158,745	191,845

Contract owners’ equity at beginning of period	2,714,632	4,633,152	6,331,661	6,963,186	19,812,772	14,076,354	374,770	182,925

Contract owners’ equity at end of period	$1,912,646	2,714,632	5,461,721	6,331,661	28,772,462	19,812,772	533,515	374,770

CHANGE IN UNITS:

Beginning units	221,478	392,736	533,318	648,512	1,527,626	1,590,273	45,925	25,011

Units purchased	16,729	34,650	53,385	33,659	1,173,445	1,429,834	17,832	25,394

Units redeemed	(86,035)	(205,908)	(169,218)	(148,853)	(1,165,428)	(1,492,481)	(2,907)	(4,480)

Ending units	152,172	221,478	417,485	533,318	1,535,643	1,527,626	60,850	45,925

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	MSVGT2		DTRTFB		EIF2		GBF

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(12,999)	1,880	285,688	69,714	46,838	55,006	80,340	31,795

Realized gain (loss) on investments	(5,497)	(62,765)	(142,983)	(205,814)	(142,577)	329,105	(134,388)	(237,580)

Change in unrealized gain (loss) on investments	77,592	177,497	(77,399)	284,780	566,659	(163,351)	18,778	275,255

Reinvested capital gains	-	-	-	-	497,089	902,618	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	59,096	116,612	65,306	148,680	968,009	1,123,378	(35,270)	69,470

Equity transactions:

Purchase payments received from contract owners (note 4)	2,103	19,923	99,818	168,323	944,147	1,113,187	41,403	84,015

Transfers between funds	6,841	5,361	430,958	(164,535)	68,980	(2,085,693)	1,632,436	278,426

Redemptions (notes 2, 3, and 4)	(16,100)	(156,238)	(523,585)	(209,436)	(929,021)	(726,417)	(769,839)	(620,786)

Adjustments to maintain reserves	(46)	(1)	(52)	(50)	(70)	(46)	(73)	(73)

Net equity transactions	(7,202)	(130,955)	7,139	(205,698)	84,036	(1,698,969)	903,927	(258,418)

Net change in contract owners’ equity	51,894	(14,343)	72,445	(57,018)	1,052,045	(575,591)	868,657	(188,948)

Contract owners’ equity at beginning of period	978,147	992,490	3,358,877	3,415,895	11,280,271	11,855,862	2,554,819	2,743,767

Contract owners’ equity at end of period	$1,030,041	978,147	3,431,322	3,358,877	12,332,316	11,280,271	3,423,476	2,554,819

CHANGE IN UNITS:

Beginning units	67,097	77,358	347,581	369,281	625,100	725,797	273,548	304,362

Units purchased	7,972	12,855	89,849	94,763	148,525	197,853	612,404	127,848

Units redeemed	(8,602)	(23,116)	(89,217)	(116,463)	(143,950)	(298,550)	(514,941)	(158,662)

Ending units	66,467	67,097	348,213	347,581	629,675	625,100	371,011	273,548

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GBF2		GEM		GEM2		GVAAA2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$116,685	72,768	(1,388)	2,751	15,849	31,158	(1,184,536)	(1,087,671)

Realized gain (loss) on investments	(176,726)	(163,574)	(5,850)	(4,947)	(1,506,183)	(602,705)	1,200,185	(521,947)

Change in unrealized gain (loss) on investments	23,507	259,092	56,515	29,713	1,974,846	781,368	9,808,145	3,014,013

Reinvested capital gains	-	-	-	-	-	-	3,592,237	9,326,973

Net increase (decrease) in contract owners’ equity resulting from operations	(36,534)	168,286	49,277	27,517	484,512	209,821	13,416,031	10,731,368

Equity transactions:

Purchase payments received from contract owners (note 4)	1,539	117,181	476	2,996	268,704	203,017	4,514,760	4,337,286

Transfers between funds	748,114	130,411	(116,620)	56,936	(78,987)	135,092	960,630	(1,536,310)

Redemptions (notes 2, 3, and 4)	(736,120)	(631,764)	(59,876)	(102,289)	(1,205,704)	(936,346)	(12,044,211)	(9,358,812)

Adjustments to maintain reserves	(53)	(64)	(71)	(51)	285	690	(281)	(247)

Net equity transactions	13,480	(384,236)	(176,091)	(42,408)	(1,015,702)	(597,547)	(6,569,102)	(6,558,083)

Net change in contract owners’ equity	(23,054)	(215,950)	(126,814)	(14,891)	(531,190)	(387,726)	6,846,929	4,173,285

Contract owners’ equity at beginning of period	5,521,538	5,737,488	1,087,198	1,102,089	8,002,234	8,389,960	93,840,599	89,667,314

Contract owners’ equity at end of period	$5,498,484	5,521,538	960,384	1,087,198	7,471,044	8,002,234	100,687,528	93,840,599

CHANGE IN UNITS:

Beginning units	594,335	638,849	119,738	124,910	821,464	885,086	4,199,753	4,521,523

Units purchased	124,533	54,032	37,090	18,561	440,340	102,264	620,596	451,070

Units redeemed	(126,283)	(98,546)	(55,852)	(23,733)	(532,145)	(165,886)	(899,076)	(772,840)

Ending units	592,585	594,335	100,976	119,738	729,659	821,464	3,921,273	4,199,753

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVABD2		GVAGG2		GVAGI2		GVAGR2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(160,323)	(159,558)	(359,961)	(315,708)	(663,798)	(534,853)	(935,665)	(767,419)

Realized gain (loss) on investments	(523,714)	(353,123)	741,841	326,946	2,737,393	162,121	2,492,273	3,675,733

Change in unrealized gain (loss) on investments	629,342	949,073	1,310,887	2,740,554	6,335,859	6,197,280	17,006,437	10,651,924

Reinvested capital gains	-	-	1,910,979	2,857,095	2,924,679	4,396,920	3,102,815	7,854,281

Net increase (decrease) in contract owners’ equity resulting from operations	(54,695)	436,392	3,603,746	5,608,887	11,334,133	10,221,468	21,665,860	21,414,519

Equity transactions:

Purchase payments received from contract owners (note 4)	1,288,058	519,566	2,267,755	1,728,479	6,281,161	3,074,098	8,204,927	5,659,676

Transfers between funds	478,310	1,428,975	(362,195)	(1,159,376)	(1,623,386)	(1,074,605)	(3,846,008)	(2,401,414)

Redemptions (notes 2, 3, and 4)	(1,756,375)	(1,883,918)	(2,216,667)	(3,898,268)	(7,762,415)	(3,612,729)	(10,483,112)	(8,403,133)

Adjustments to maintain reserves	(62)	(60)	(80)	(28)	(127)	(102)	(170)	(99)

Net equity transactions	9,931	64,563	(311,187)	(3,329,193)	(3,104,767)	(1,613,338)	(6,124,363)	(5,144,970)

Net change in contract owners’ equity	(44,764)	500,955	3,292,559	2,279,694	8,229,366	8,608,130	15,541,497	16,269,549

Contract owners’ equity at beginning of period	14,577,477	14,076,522	30,698,985	28,419,291	52,235,622	43,627,492	75,270,003	59,000,454

Contract owners’ equity at end of period	$14,532,713	14,577,477	33,991,544	30,698,985	60,464,988	52,235,622	90,811,500	75,270,003

CHANGE IN UNITS:

Beginning units	1,409,877	1,407,223	1,559,413	1,744,422	2,431,765	2,524,942	2,605,605	2,788,103

Units purchased	451,922	318,925	237,603	265,762	514,614	471,784	698,424	994,474

Units redeemed	(454,181)	(316,271)	(255,621)	(450,771)	(646,820)	(564,961)	(884,608)	(1,176,972)

Ending units	1,407,618	1,409,877	1,541,395	1,559,413	2,299,559	2,431,765	2,419,421	2,605,605

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVDMA		GVDMC		GVEX1		GVIDA

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(263,018)	(266,390)	(173,556)	(195,662)	(551,213)	485,583	(85,026)	(74,744)

Realized gain (loss) on investments	(903,645)	(2,566,996)	(266,545)	(1,644,434)	(74,796,296)	(60,791,895)	(54,790)	(354,650)

Change in unrealized gain (loss) on investments	3,218,125	5,970,556	1,117,760	3,378,712	156,477,105	132,136,602	779,933	1,294,860

Reinvested capital gains	-	226,201	-	-	280,325	410,360	-	63,315

Net increase (decrease) in contract owners’ equity resulting from operations	2,051,462	3,363,371	677,659	1,538,616	81,409,921	72,240,650	640,117	928,781

Equity transactions:

Purchase payments received from contract owners (note 4)	278,888	816,686	454,451	98,534	41,249,245	16,581,012	105,481	221,513

Transfers between funds	(614,986)	(367,308)	(208,715)	(938,611)	(2,823,657)	871,831	34,081	76,453

Redemptions (notes 2, 3, and 4)	(3,433,257)	(3,954,250)	(2,554,728)	(5,496,359)	(47,099,426)	(45,764,132)	(418,864)	(1,106,873)

Adjustments to maintain reserves	499	674	12,406	20,766	(389)	(335)	(64)	(74)

Net equity transactions	(3,768,856)	(3,504,198)	(2,296,586)	(6,315,670)	(8,674,227)	(28,311,624)	(279,366)	(808,981)

Net change in contract owners’ equity	(1,717,394)	(140,827)	(1,618,927)	(4,777,054)	72,735,694	43,929,026	360,751	119,800

Contract owners’ equity at beginning of period	21,847,711	21,988,538	14,978,789	19,755,843	350,495,297	306,566,271	5,989,167	5,869,367

Contract owners’ equity at end of period	$20,130,317	21,847,711	13,359,862	14,978,789	423,230,991	350,495,297	6,349,918	5,989,167

CHANGE IN UNITS:

Beginning units	1,358,511	1,593,337	1,159,044	1,688,448	14,334,432	15,622,670	358,312	413,127

Units purchased	164,891	59,269	43,321	21,398	3,953,653	1,991,497	10,481	31,231

Units redeemed	(383,974)	(294,095)	(219,549)	(550,802)	(4,289,227)	(3,279,735)	(26,675)	(86,046)

Ending units	1,139,428	1,358,511	982,816	1,159,044	13,998,858	14,334,432	342,118	358,312

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVIDC		GVIDM		HIBF		IDPG2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(155,657)	(191,211)	(677,685)	(721,014)	268,147	288,662	(35,196)	(31,219)

Realized gain (loss) on investments	(67,040)	(486,400)	(3,506,199)	(5,767,243)	(113,269)	(111,311)	21,032	(145,024)

Change in unrealized gain (loss) on investments	570,888	1,622,900	8,385,931	13,891,413	157,541	483,959	219,534	463,883

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	348,191	945,289	4,202,047	7,403,156	312,419	661,310	205,370	287,640

Equity transactions:

Purchase payments received from contract owners (note 4)	228,668	256,234	1,062,059	350,343	395,072	163,773	371,447	15,745

Transfers between funds	(764,478)	(768,723)	(3,090,453)	(3,067,819)	(55,233)	(144,442)	64,535	36,643

Redemptions (notes 2, 3, and 4)	(2,176,384)	(3,557,136)	(8,943,519)	(7,872,886)	(706,652)	(252,421)	(181,658)	(670,369)

Adjustments to maintain reserves	(104)	(93)	(181)	(161)	(96)	(111)	(41)	(40)

Net equity transactions	(2,712,298)	(4,069,718)	(10,972,094)	(10,590,523)	(366,909)	(233,201)	254,283	(618,021)

Net change in contract owners’ equity	(2,364,107)	(3,124,429)	(6,770,047)	(3,187,367)	(54,490)	428,109	459,653	(330,381)

Contract owners’ equity at beginning of period	13,708,333	16,832,762	57,714,186	60,901,553	6,140,118	5,712,009	2,522,272	2,852,653

Contract owners’ equity at end of period	$11,344,226	13,708,333	50,944,139	57,714,186	6,085,628	6,140,118	2,981,925	2,522,272

CHANGE IN UNITS:

Beginning units	1,220,415	1,596,175	3,998,478	4,779,825	471,292	490,089	182,873	230,698

Units purchased	160,505	162,438	269,520	95,177	77,456	58,387	48,916	4,336

Units redeemed	(399,353)	(538,198)	(992,427)	(876,524)	(104,934)	(77,184)	(31,669)	(52,161)

Ending units	981,567	1,220,415	3,275,571	3,998,478	443,814	471,292	200,120	182,873

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	IDPGI2		MCIF		MSBF		NAMAA2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(37,776)	(34,326)	(32,104)	42,744	540,907	499,868	(97,531)	(82,192)

Realized gain (loss) on investments	(14,480)	(26,486)	(4,083,575)	(3,368,391)	(358,252)	(127,496)	(52,771)	(144,235)

Change in unrealized gain (loss) on investments	246,086	357,447	8,482,671	9,118,532	782,119	(183,147)	1,315,328	689,348

Reinvested capital gains	-	-	3,335,462	3,510,669	-	546,404	-	587,720

Net increase (decrease) in contract owners’ equity resulting from operations	193,830	296,635	7,702,454	9,303,554	964,774	735,629	1,165,026	1,050,641

Equity transactions:

Purchase payments received from contract owners (note 4)	298,689	8,871	4,935,281	2,510,745	976,676	374,684	802,734	512,209

Transfers between funds	(13,650)	2,360	3,686,470	(1,414,246)	725,093	2,255,077	83,910	71,785

Redemptions (notes 2, 3, and 4)	(72,141)	(103,933)	(9,933,098)	(8,949,162)	(3,320,571)	(1,279,249)	(925,024)	(595,684)

Adjustments to maintain reserves	(45)	(42)	(279)	(255)	(86)	(65)	(49)	(53)

Net equity transactions	212,853	(92,744)	(1,311,626)	(7,852,918)	(1,618,888)	1,350,447	(38,429)	(11,743)

Net change in contract owners’ equity	406,683	203,891	6,390,828	1,450,636	(654,114)	2,086,076	1,126,597	1,038,898

Contract owners’ equity at beginning of period	3,019,017	2,815,126	68,252,514	66,801,878	11,817,288	9,731,212	7,766,964	6,728,066

Contract owners’ equity at end of period	$3,425,700	3,019,017	74,643,342	68,252,514	11,163,174	11,817,288	8,893,561	7,766,964

CHANGE IN UNITS:

Beginning units	239,601	248,915	3,492,710	3,923,551	972,306	861,893	505,389	507,535

Units purchased	34,906	83,978	1,620,332	789,310	300,322	360,731	217,052	62,983

Units redeemed	(18,704)	(93,292)	(1,711,434)	(1,220,151)	(429,957)	(250,318)	(219,771)	(65,129)

Ending units	255,803	239,601	3,401,608	3,492,710	842,671	972,306	502,670	505,389

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NAMGI2		NCPG2		NCPGI2		NDESY

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(63,647)	(55,317)	(14,222)	(13,437)	(20,076)	(19,134)	(11,342)	(2,363)

Realized gain (loss) on investments	200,085	204,174	28,548	(6,182)	56,229	(2,983)	249,570	34,820

Change in unrealized gain (loss) on investments	639,145	592,224	77,547	96,338	69,581	172,895	775,346	305,295

Reinvested capital gains	277,213	334,456	-	15,555	-	-	278,620	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,052,796	1,075,537	91,873	92,274	105,734	150,778	1,292,194	337,752

Equity transactions:

Purchase payments received from contract owners (note 4)	70,257	30,954	45,634	30,867	121,598	130,713	2,769,725	702,637

Transfers between funds	362,938	41,562	26,996	(53,881)	93,686	117,724	54,105	(56,275)

Redemptions (notes 2, 3, and 4)	(481,798)	(1,018,655)	(200,358)	(109,965)	(263,188)	(430,675)	(37,170)	(8,374)

Adjustments to maintain reserves	(54)	(43)	(43)	(59)	(50)	(32)	(7)	(5)

Net equity transactions	(48,657)	(946,182)	(127,771)	(133,038)	(47,954)	(182,270)	2,786,653	637,983

Net change in contract owners’ equity	1,004,139	129,355	(35,898)	(40,764)	57,780	(31,492)	4,078,847	975,735

Contract owners’ equity at beginning of period	5,251,937	5,122,582	918,606	959,370	1,440,783	1,472,275	1,344,821	369,086

Contract owners’ equity at end of period	$6,256,076	5,251,937	882,708	918,606	1,498,563	1,440,783	5,423,668	1,344,821

CHANGE IN UNITS:

Beginning units	272,415	326,638	67,469	78,054	113,710	128,411	102,816	47,626

Units purchased	42,894	19,285	5,747	3,297	21,983	48,433	366,143	80,285

Units redeemed	(45,705)	(73,508)	(14,258)	(13,882)	(25,436)	(63,134)	(166,425)	(25,095)

Ending units	269,604	272,415	58,958	67,469	110,257	113,710	302,534	102,816

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NIFY		NLCGY		NUSTLY		NVAMV2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(2,034)	1,745	(12,881)	(1,437)	(29,111)	(6,306)	3,487	2,078

Realized gain (loss) on investments	169,792	18,840	662,585	58,133	385,752	60,315	111,992	100,661

Change in unrealized gain (loss) on investments	116,749	312,296	1,909,632	885,382	1,948,992	726,022	(8,841)	(90,360)

Reinvested capital gains	154,553	-	-	-	28,184	-	107,651	121,143

Net increase (decrease) in contract owners’ equity resulting from operations	439,060	332,881	2,559,336	942,078	2,333,817	780,031	214,289	133,522

Equity transactions:

Purchase payments received from contract owners (note 4)	1,750,490	975,233	5,924,559	3,274,691	6,373,292	2,359,353	2	-

Transfers between funds	(540,532)	28,221	581,955	32,985	(305,541)	148,073	(11,636)	(523,832)

Redemptions (notes 2, 3, and 4)	(57,015)	(99,113)	(1,253,633)	(152,400)	(415,735)	(78,416)	(528,147)	(239,186)

Adjustments to maintain reserves	(5)	-	(6)	(2)	(7)	(9)	(42)	4

Net equity transactions	1,152,938	904,341	5,252,875	3,155,274	5,652,009	2,429,001	(539,823)	(763,014)

Net change in contract owners’ equity	1,591,998	1,237,222	7,812,211	4,097,352	7,985,826	3,209,032	(325,534)	(629,492)

Contract owners’ equity at beginning of period	1,788,054	550,832	5,579,582	1,482,230	3,893,914	684,882	1,698,696	2,328,188

Contract owners’ equity at end of period	$3,380,052	1,788,054	13,391,793	5,579,582	11,879,740	3,893,914	1,373,162	1,698,696

CHANGE IN UNITS:

Beginning units	153,673	63,297	449,049	160,683	296,813	85,781	89,608	131,940

Units purchased	135,352	105,308	609,551	395,217	698,366	289,701	6,061	33,708

Units redeemed	(52,127)	(14,932)	(244,821)	(106,851)	(288,339)	(78,669)	(32,103)	(76,040)

Ending units	236,898	153,673	813,779	449,049	706,840	296,813	63,566	89,608

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVAMVZ		NVBX		NVCBD2		NVCCA2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$51,746	37,342	815,443	653,449	90,736	76,486	(145,862)	(149,959)

Realized gain (loss) on investments	(431,164)	(792,206)	(1,022,141)	(862,582)	(132,393)	(428,180)	182,478	(161,674)

Change in unrealized gain (loss) on investments	1,004,804	891,610	235,422	1,767,523	31,056	548,333	940,461	1,013,124

Reinvested capital gains	812,287	621,409	-	-	-	-	98,630	777,928

Net increase (decrease) in contract owners’ equity resulting from operations	1,437,673	758,155	28,724	1,558,390	(10,601)	196,639	1,075,707	1,479,419

Equity transactions:

Purchase payments received from contract owners (note 4)	1,241,898	1,297,791	3,401,929	1,549,037	4,920	101,642	672,918	268,833

Transfers between funds	(745,487)	(622,615)	3,368,181	1,160,582	534,822	60,767	(554,551)	108,810

Redemptions (notes 2, 3, and 4)	(1,428,722)	(2,070,100)	(3,793,432)	(3,136,776)	(495,948)	(1,233,436)	(1,477,085)	(2,042,217)

Adjustments to maintain reserves	(172)	(149)	(132)	(147)	(43)	(55)	31,915	54,767

Net equity transactions	(932,483)	(1,395,073)	2,976,546	(427,304)	43,751	(1,071,082)	(1,326,803)	(1,609,807)

Net change in contract owners’ equity	505,190	(636,918)	3,005,270	1,131,086	33,150	(874,443)	(251,096)	(130,388)

Contract owners’ equity at beginning of period	11,262,318	11,899,236	41,570,477	40,439,391	4,817,214	5,691,657	10,815,527	10,945,915

Contract owners’ equity at end of period	$11,767,508	11,262,318	44,575,747	41,570,477	4,850,364	4,817,214	10,564,431	10,815,527

CHANGE IN UNITS:

Beginning units	686,444	780,302	4,175,443	4,229,300	482,037	591,200	493,043	573,505

Units purchased	152,273	174,642	1,255,096	658,889	78,242	94,331	39,610	50,323

Units redeemed	(208,721)	(268,500)	(954,752)	(712,746)	(74,174)	(203,494)	(99,625)	(130,785)

Ending units	629,996	686,444	4,475,787	4,175,443	486,105	482,037	433,028	493,043

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVCCN2		NVCMA2		NVCMC2		NVCMD2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(136,964)	(139,525)	(99,486)	(87,753)	(115,152)	(117,417)	(200,196)	(223,445)

Realized gain (loss) on investments	91,230	56,452	153,677	506	178,761	28,137	1,000,515	31,671

Change in unrealized gain (loss) on investments	421,424	617,013	658,691	704,962	408,926	461,142	330,774	1,117,351

Reinvested capital gains	-	208,337	127,836	420,051	9,885	390,130	189,258	1,021,620

Net increase (decrease) in contract owners’ equity resulting from operations	375,690	742,277	840,718	1,037,766	482,420	761,992	1,320,351	1,947,197

Equity transactions:

Purchase payments received from contract owners (note 4)	490,367	171,185	569,364	342,108	224,892	162,681	584,119	210,675

Transfers between funds	(214,843)	106,661	333,273	(182,303)	2,310	11,272	(698,893)	133,503

Redemptions (notes 2, 3, and 4)	(1,626,123)	(1,348,806)	(702,793)	(1,331,675)	(1,142,081)	(1,013,426)	(4,336,655)	(3,360,591)

Adjustments to maintain reserves	(96)	(90)	77	788	(78)	(89)	(131)	(178)

Net equity transactions	(1,350,695)	(1,071,050)	199,921	(1,171,082)	(914,957)	(839,562)	(4,451,560)	(3,016,591)

Net change in contract owners’ equity	(975,005)	(328,773)	1,040,639	(133,316)	(432,537)	(77,570)	(3,131,209)	(1,069,394)

Contract owners’ equity at beginning of period	10,443,187	10,771,960	6,948,679	7,081,995	7,952,522	8,030,092	15,332,960	16,402,354

Contract owners’ equity at end of period	$9,468,182	10,443,187	7,989,318	6,948,679	7,519,985	7,952,522	12,201,751	15,332,960

CHANGE IN UNITS:

Beginning units	800,252	887,191	297,094	351,847	504,464	560,282	792,268	961,051

Units purchased	129,505	35,442	39,115	23,215	49,468	13,783	54,621	30,083

Units redeemed	(232,121)	(122,381)	(32,137)	(77,968)	(103,683)	(69,601)	(274,561)	(198,866)

Ending units	697,636	800,252	304,072	297,094	450,249	504,464	572,328	792,268

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVCRA2		NVCRB2		NVDBL2		NVDCA2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(75,122)	(66,722)	(138,169)	(135,291)	(112,573)	(130,880)	(182,112)	(172,308)

Realized gain (loss) on investments	246,032	223,742	729,792	20,854	(411,041)	(726,756)	(457,857)	(1,759,197)

Change in unrealized gain (loss) on investments	499,367	412,755	133,735	676,821	1,068,995	1,973,338	1,956,293	3,908,372

Reinvested capital gains	64,379	305,339	92,952	569,335	-	-	-	13,552

Net increase (decrease) in contract owners’ equity resulting from operations	734,656	875,114	818,310	1,131,719	545,381	1,115,702	1,316,324	1,990,419

Equity transactions:

Purchase payments received from contract owners (note 4)	1,014,303	68,362	1,148,362	249,523	190,812	207,151	143,732	164,384

Transfers between funds	249,338	130,039	(1,774,726)	1,401,568	(681,622)	(817,305)	(185,080)	(94,638)

Redemptions (notes 2, 3, and 4)	(761,591)	(994,016)	(1,767,273)	(1,618,250)	(1,114,459)	(1,481,280)	(1,483,576)	(2,014,258)

Adjustments to maintain reserves	(74)	(75)	(121)	(147)	(103)	(107)	30,708	46,737

Net equity transactions	501,976	(795,690)	(2,393,758)	32,694	(1,605,372)	(2,091,541)	(1,494,216)	(1,897,775)

Net change in contract owners’ equity	1,236,632	79,424	(1,575,448)	1,164,413	(1,059,991)	(975,839)	(177,892)	92,644

Contract owners’ equity at beginning of period	5,360,712	5,281,288	11,052,036	9,887,623	9,675,422	10,651,261	14,654,422	14,561,778

Contract owners’ equity at end of period	$6,597,344	5,360,712	9,476,588	11,052,036	8,615,431	9,675,422	14,476,530	14,654,422

CHANGE IN UNITS:

Beginning units	207,820	240,727	630,032	626,578	718,590	882,984	931,553	1,064,670

Units purchased	44,468	13,759	139,358	160,442	57,757	43,030	11,025	15,515

Units redeemed	(29,261)	(46,666)	(277,989)	(156,988)	(174,291)	(207,424)	(99,749)	(148,632)

Ending units	223,027	207,820	491,401	630,032	602,056	718,590	842,829	931,553

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVFIII		NVGEII		NVIE6		NVIX

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$135,082	86,929	4,433	4,036	40,745	38,255	1,244,878	619,849

Realized gain (loss) on investments	(193,292)	(229,156)	102,785	52,726	108,449	(18,501)	810,582	(112,880)

Change in unrealized gain (loss) on investments	34,552	378,048	118,468	176,220	109,164	442,444	(1,143,224)	6,801,073

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(23,658)	235,821	225,686	232,982	258,358	462,198	912,236	7,308,042

Equity transactions:

Purchase payments received from contract owners (note 4)	872,277	1,260,996	125,638	335,352	1,247,658	209,341	4,058,999	1,651,449

Transfers between funds	225,503	(84,381)	543,323	(49,954)	350,612	(61,195)	807,108	(1,482,782)

Redemptions (notes 2, 3, and 4)	(345,688)	(295,307)	(38,711)	(223,199)	(858,168)	(188,093)	(4,248,334)	(8,379,900)

Adjustments to maintain reserves	(43)	(48)	(54)	(16)	(33)	(29)	545	387

Net equity transactions	752,049	881,260	630,196	62,183	740,069	(39,976)	618,318	(8,210,846)

Net change in contract owners’ equity	728,391	1,117,081	855,882	295,165	998,427	422,222	1,530,554	(902,804)

Contract owners’ equity at beginning of period	7,204,324	6,087,243	1,415,213	1,120,048	2,687,668	2,265,446	47,427,554	48,330,358

Contract owners’ equity at end of period	$7,932,715	7,204,324	2,271,095	1,415,213	3,686,095	2,687,668	48,958,108	47,427,554

CHANGE IN UNITS:

Beginning units	756,084	665,226	96,699	91,131	196,566	198,918	3,415,010	4,049,635

Units purchased	283,830	348,692	80,527	54,067	178,280	36,860	716,781	355,689

Units redeemed	(203,815)	(257,834)	(41,191)	(48,499)	(129,750)	(39,212)	(685,816)	(990,314)

Ending units	836,099	756,084	136,035	96,699	245,096	196,566	3,445,975	3,415,010

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVLCP2		NVLCPP		NVLCPY		NVMGA2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(3)	-	495,396	545,512	3,416	1,215	(35,738)	(31,157)

Realized gain (loss) on investments	-	-	(669,466)	(773,350)	(36)	(1,071)	62,412	(1,702)

Change in unrealized gain (loss) on investments	-	-	347,153	1,619,025	(1,140)	2,899	167,636	320,831

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3)	-	173,083	1,391,187	2,240	3,043	194,310	287,972

Equity transactions:

Purchase payments received from contract owners (note 4)	3	-	606,633	294,141	54,836	(201)	185,878	336,140

Transfers between funds	-	-	1,926,893	887,075	12,193	(19,198)	47,100	145,124

Redemptions (notes 2, 3, and 4)	-	-	(3,757,295)	(2,361,331)	(651)	(447)	(367,566)	(169,769)

Adjustments to maintain reserves	-	-	(186)	(179)	(3)	(5)	(55)	(37)

Net equity transactions	3	-	(1,223,955)	(1,180,294)	66,375	(19,851)	(134,643)	311,458

Net change in contract owners’ equity	-	-	(1,050,872)	210,893	68,615	(16,808)	59,667	599,430

Contract owners’ equity at beginning of period	-	-	24,382,375	24,171,482	37,116	53,924	3,210,635	2,611,205

Contract owners’ equity at end of period	$-	-	23,331,503	24,382,375	105,731	37,116	3,270,302	3,210,635

CHANGE IN UNITS:

Beginning units	-	-	2,719,240	2,859,974	4,007	6,243	258,453	232,679

Units purchased	-	1	524,926	511,010	7,506	329	49,272	52,431

Units redeemed	-	(1)	(661,646)	(651,744)	(300)	(2,565)	(60,317)	(26,657)

Ending units	-	-	2,582,520	2,719,240	11,213	4,007	247,408	258,453

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVMIG6		NVMIVZ		NVMLG2		NVMM2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(80,167)	14,220	183,517	46,424	(124,924)	504,971	5,371,272	5,416,532

Realized gain (loss) on investments	(686,752)	(902,006)	(2,513)	132,567	3,088,472	19,430	-	-

Change in unrealized gain (loss) on investments	571,074	1,971,764	(69,939)	317,209	(492,560)	2,861,674	-	-

Reinvested capital gains	-	-	-	-	1,367,386	643,937	-	18

Net increase (decrease) in contract owners’ equity resulting from operations	(195,845)	1,083,978	111,065	496,200	3,838,374	4,030,012	5,371,272	5,416,550

Equity transactions:

Purchase payments received from contract owners (note 4)	77,763	82,127	217,072	431,611	2,241,312	2,068,177	29,100,467	34,882,039

Transfers between funds	(159,150)	(371,493)	(343,725)	(284,669)	(1,089,662)	2,901,629	34,910,562	(4,263,435)

Redemptions (notes 2, 3, and 4)	(693,813)	(639,218)	(507,042)	(643,901)	(1,877,026)	(1,763,166)	(81,251,047)	(69,118,418)

Adjustments to maintain reserves	(121)	(131)	(112)	(109)	(183)	(67)	16,455	6,715

Net equity transactions	(775,321)	(928,715)	(633,807)	(497,068)	(725,559)	3,206,573	(17,223,563)	(38,493,099)

Net change in contract owners’ equity	(971,166)	155,263	(522,742)	(868)	3,112,815	7,236,585	(11,852,291)	(33,076,549)

Contract owners’ equity at beginning of period	8,335,869	8,180,606	4,044,538	4,045,406	17,192,224	9,955,639	176,755,990	209,832,539

Contract owners’ equity at end of period	$7,364,703	8,335,869	3,521,796	4,044,538	20,305,039	17,192,224	164,903,699	176,755,990

CHANGE IN UNITS:

Beginning units	490,185	548,922	298,923	340,994	305,091	237,306	19,403,371	23,879,495

Units purchased	46,080	30,954	41,300	133,812	491,872	436,472	46,321,854	41,232,500

Units redeemed	(91,584)	(89,691)	(87,298)	(175,883)	(506,303)	(368,687)	(48,210,604)	(45,708,624)

Ending units	444,681	490,185	252,925	298,923	290,660	305,091	17,514,621	19,403,371

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVMMG1		NVMMG2		NVMMV2		NVNMO1

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(1,969)	(1,869)	(105,199)	(111,009)	(19,936)	8,832	-	(715)

Realized gain (loss) on investments	(1,140)	(15,787)	648,254	(3,997,168)	(183,878)	125,580	-	2,339

Change in unrealized gain (loss) on investments	46,893	70,204	760,634	5,728,455	513,569	(696,016)	-	30,130

Reinvested capital gains	-	-	-	-	113,132	1,007,405	6	1

Net increase (decrease) in contract owners’ equity resulting from operations	43,784	52,548	1,303,689	1,620,278	422,887	445,801	6	31,755

Equity transactions:

Purchase payments received from contract owners (note 4)	1	7,693	15,447	227,555	484,067	490,502	-	22,507

Transfers between funds	(14,540)	(22,253)	(946,973)	(786,787)	76,566	(464,620)	-	(344,232)

Redemptions (notes 2, 3, and 4)	(19,569)	(48,694)	(1,748,512)	(980,308)	(996,032)	(1,027,797)	-	(6,692)

Adjustments to maintain reserves	(18)	(32)	(198)	(153)	(164)	(192)	(6)	(3)

Net equity transactions	(34,126)	(63,286)	(2,680,236)	(1,539,693)	(435,563)	(1,002,107)	(6)	(328,420)

Net change in contract owners’ equity	9,658	(10,738)	(1,376,547)	80,585	(12,676)	(556,306)	-	(296,665)

Contract owners’ equity at beginning of period	267,888	278,626	8,862,144	8,781,559	6,735,378	7,291,684	-	296,665

Contract owners’ equity at end of period	$277,546	267,888	7,485,597	8,862,144	6,722,702	6,735,378	-	-

CHANGE IN UNITS:

Beginning units	23,598	31,433	301,433	354,984	226,949	264,013	-	26,416

Units purchased	642	4,023	14,894	184,637	33,944	41,500	-	3,202

Units redeemed	(4,339)	(11,858)	(97,483)	(238,188)	(49,361)	(78,564)	-	(29,618)

Ending units	19,901	23,598	218,844	301,433	211,532	226,949	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVNMO2		NVNSR2		NVOLG2		NVRE2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(38,663)	(26,741)	(12,445)	(9,781)	(36,457)	(2,626)	55,094	50,837

Realized gain (loss) on investments	40,109	81,261	(30,322)	(6,352)	631,801	811,650	(574,873)	(730,244)

Change in unrealized gain (loss) on investments	(756,145)	379,083	(22,870)	100,698	3,069,978	2,297,729	1,036,290	1,233,626

Reinvested capital gains	1,529,825	265,877	181,276	149,331	-	-	-	142,760

Net increase (decrease) in contract owners’ equity resulting from operations	775,126	699,480	115,639	233,896	3,665,322	3,106,753	516,511	696,979

Equity transactions:

Purchase payments received from contract owners (note 4)	2,778	46,601	42,220	750	2,856,184	730,679	363,059	156,453

Transfers between funds	336,054	275,745	(413,732)	698	(248,577)	(364,331)	(595,919)	(461,696)

Redemptions (notes 2, 3, and 4)	(358,824)	(505,371)	(136,903)	(97,513)	(1,233,336)	(1,330,838)	(892,698)	(510,130)

Adjustments to maintain reserves	(102)	(75)	(28)	(24)	(176)	(177)	(160)	(155)

Net equity transactions	(20,094)	(183,100)	(508,443)	(96,089)	1,374,095	(964,667)	(1,125,718)	(815,528)

Net change in contract owners’ equity	755,032	516,380	(392,804)	137,807	5,039,417	2,142,086	(609,207)	(118,549)

Contract owners’ equity at beginning of period	3,873,658	3,357,278	1,397,171	1,259,364	16,009,908	13,867,822	6,546,161	6,664,710

Contract owners’ equity at end of period	$4,628,690	3,873,658	1,004,367	1,397,171	21,049,325	16,009,908	5,936,954	6,546,161

CHANGE IN UNITS:

Beginning units	172,191	181,232	75,655	81,620	681,339	719,998	415,611	471,469

Units purchased	31,726	43,518	3,923	6,695	283,089	292,272	54,400	140,139

Units redeemed	(31,918)	(52,559)	(28,819)	(12,660)	(225,584)	(330,931)	(124,395)	(195,997)

Ending units	171,999	172,191	50,759	75,655	738,844	681,339	345,616	415,611

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVSIX2		NVSTB2		NVTIV3		SAM

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(78,805)	(2,573)	326,807	319,160	20,464	6,422	1,042	1,061

Realized gain (loss) on investments	1,818,116	(84,605)	6,936	(106,634)	18,319	1,776	-	-

Change in unrealized gain (loss) on investments	1,569,486	5,184,795	140,528	449,404	(19,485)	54,626	-	-

Reinvested capital gains	460,738	241,217	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,769,535	5,338,834	474,271	661,930	19,298	62,824	1,042	1,061

Equity transactions:

Purchase payments received from contract owners (note 4)	4,473,494	1,795,176	540,846	583,801	-	-	-	-

Transfers between funds	1,099,338	304,605	(143,802)	(380,694)	(17,612)	-	-	-

Redemptions (notes 2, 3, and 4)	(4,046,991)	(5,248,189)	(2,553,556)	(3,919,052)	(75,640)	(22,593)	(18,993)	(15)

Adjustments to maintain reserves	(212)	(245)	(123)	(119)	(20)	(34)	(2)	3

Net equity transactions	1,525,629	(3,148,653)	(2,156,635)	(3,716,064)	(93,272)	(22,627)	(18,995)	(12)

Net change in contract owners’ equity	5,295,164	2,190,181	(1,682,364)	(3,054,134)	(73,974)	40,197	(17,953)	1,049

Contract owners’ equity at beginning of period	40,127,941	37,937,760	13,971,220	17,025,354	491,371	451,174	32,336	31,287

Contract owners’ equity at end of period	$45,423,105	40,127,941	12,288,856	13,971,220	417,397	491,371	14,383	32,336

CHANGE IN UNITS:

Beginning units	2,380,014	2,584,907	1,409,060	1,798,484	40,689	42,677	3,508	3,509

Units purchased	1,316,895	422,406	277,597	309,464	-	-	-	-

Units redeemed	(1,246,528)	(627,299)	(497,384)	(698,888)	(7,242)	(1,988)	(2,001)	(1)

Ending units	2,450,381	2,380,014	1,189,273	1,409,060	33,447	40,689	1,507	3,508

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	SCF		SCF2		SCGF		SCGF2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(59,376)	(46,448)	(64,064)	(45,178)	(48,508)	(45,393)	(60,020)	(45,963)

Realized gain (loss) on investments	(121,012)	39,275	876,867	(1,321,917)	(655,005)	(242,891)	816,223	(1,070,721)

Change in unrealized gain (loss) on investments	583,594	536,432	(934,242)	2,256,828	1,290,538	732,503	123,973	1,873,445

Reinvested capital gains	130,101	29,482	143,397	35,641	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	533,307	558,741	21,958	925,374	587,025	444,219	880,176	756,761

Equity transactions:

Purchase payments received from contract owners (note 4)	9,766	36,258	169,528	395,821	28,202	30,295	641,640	399,509

Transfers between funds	(626,153)	(5,277)	4,036,370	(1,186,716)	(373,475)	171,027	27,725	324,692

Redemptions (notes 2, 3, and 4)	(936,628)	(813,548)	(1,842,136)	(458,726)	(351,267)	(375,170)	(660,788)	(402,697)

Adjustments to maintain reserves	(111)	(100)	(69)	(79)	(118)	(97)	(84)	(96)

Net equity transactions	(1,553,126)	(782,667)	2,363,693	(1,249,700)	(696,658)	(173,945)	8,493	321,408

Net change in contract owners’ equity	(1,019,819)	(223,926)	2,385,651	(324,326)	(109,633)	270,274	888,669	1,078,169

Contract owners’ equity at beginning of period	5,238,751	5,462,677	5,754,138	6,078,464	3,170,751	2,900,477	4,566,058	3,487,889

Contract owners’ equity at end of period	$4,218,932	5,238,751	8,139,789	5,754,138	3,061,118	3,170,751	5,454,727	4,566,058

CHANGE IN UNITS:

Beginning units	254,420	298,547	307,464	366,316	151,966	161,207	265,905	234,858

Units purchased	8,866	30,949	755,401	238,143	47,178	26,985	355,166	704,186

Units redeemed	(79,586)	(75,076)	(668,707)	(296,995)	(76,136)	(36,226)	(355,599)	(673,139)

Ending units	183,700	254,420	394,158	307,464	123,008	151,966	265,472	265,905

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	SCVF		SCVF2		TRF		TRF2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(15,537)	(25,103)	(14,545)	(27,363)	(7,869)	(88)	(16,605)	1,947

Realized gain (loss) on investments	(66,663)	(89,297)	69,582	(519,813)	38,307	5,351	(139,816)	(2,049)

Change in unrealized gain (loss) on investments	158,259	343,670	29,446	708,960	107,484	(60,650)	483,274	(108,776)

Reinvested capital gains	19,323	106,909	24,219	136,585	62,693	159,016	161,047	330,568

Net increase (decrease) in contract owners’ equity resulting from operations	95,382	336,179	108,702	298,369	200,615	103,629	487,900	221,690

Equity transactions:

Purchase payments received from contract owners (note 4)	5,460	45,118	350,317	119,277	472	811	211,857	389,743

Transfers between funds	90,163	(203,817)	(124,720)	278,134	(109,920)	151,363	447,813	454,337

Redemptions (notes 2, 3, and 4)	(330,089)	(489,219)	(258,090)	(315,177)	(156,380)	(39,941)	(1,103,326)	(215,286)

Adjustments to maintain reserves	(93)	(72)	(46)	(21)	(58)	(38)	(45)	(34)

Net equity transactions	(234,559)	(647,990)	(32,539)	82,213	(265,886)	112,195	(443,701)	628,760

Net change in contract owners’ equity	(139,177)	(311,811)	76,163	380,582	(65,271)	215,824	44,199	850,450

Contract owners’ equity at beginning of period	2,337,447	2,649,258	2,814,859	2,434,277	1,678,288	1,462,464	3,617,715	2,767,265

Contract owners’ equity at end of period	$2,198,270	2,337,447	2,891,022	2,814,859	1,613,017	1,678,288	3,661,914	3,617,715

CHANGE IN UNITS:

Beginning units	136,451	179,309	177,674	178,234	75,194	69,955	183,687	149,986

Units purchased	10,888	15,043	60,660	155,160	837	14,178	81,033	58,412

Units redeemed	(25,152)	(57,901)	(64,279)	(155,720)	(11,498)	(8,939)	(98,918)	(24,711)

Ending units	122,187	136,451	174,055	177,674	64,533	75,194	165,802	183,687

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AMSRS		NOTBBA		MNCPS2		MNHCBI

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$-	(15)	106,670	51,471	101,906	36,959	120,733	98,982

Realized gain (loss) on investments	-	(1,930)	(290,140)	(170,915)	(335,284)	(200,851)	8,010	(10,613)

Change in unrealized gain (loss) on investments	-	3,082	340,116	125,542	511,600	666,440	8,256	80,817

Reinvested capital gains	-	-	-	-	82,765	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	1,137	156,646	6,098	360,987	502,548	136,999	169,186

Equity transactions:

Purchase payments received from contract owners (note 4)	-	6,902	40,784	31,228	89,513	71,173	150,573	316,117

Transfers between funds	-	(20,543)	(3,377,326)	(513,343)	(1,611,513)	1,120,711	152,354	842,475

Redemptions (notes 2, 3, and 4)	-	(700)	(129,521)	(778,674)	(942,302)	(863,786)	(147,731)	(180,830)

Adjustments to maintain reserves	-	(2)	(62)	(85)	(40)	(83)	(5)	(8)

Net equity transactions	-	(14,343)	(3,466,125)	(1,260,874)	(2,464,342)	328,015	155,191	977,754

Net change in contract owners’ equity	-	(13,206)	(3,309,479)	(1,254,776)	(2,103,355)	830,563	292,190	1,146,940

Contract owners’ equity at beginning of period	-	13,206	6,566,600	7,821,376	7,008,692	6,178,129	2,006,484	859,544

Contract owners’ equity at end of period	$-	-	3,257,121	6,566,600	4,905,337	7,008,692	2,298,674	2,006,484

CHANGE IN UNITS:

Beginning units	-	1,565	775,137	936,216	377,504	356,353	182,456	87,124

Units purchased	-	1,498	12,940	35,783	32,255	90,801	45,360	123,727

Units redeemed	-	(3,063)	(395,251)	(196,862)	(163,495)	(69,650)	(32,044)	(28,395)

Ending units	-	-	392,826	775,137	246,264	377,504	195,772	182,456

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	MNVFRI		MNWLGI		PSHYBI		PSTRBI

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$53,060	53,508	(242)	(135)	(591)	(181)	(2,842)	(1,945)

Realized gain (loss) on investments	(1,139)	(8,815)	2,886	1,183	3,089	52	1,343	159

Change in unrealized gain (loss) on investments	(895)	29,483	7,435	11,168	9,552	8,481	21,394	47,753

Reinvested capital gains	-	-	6,796	1,938	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	51,026	74,176	16,875	14,154	12,050	8,352	19,895	45,967

Equity transactions:

Purchase payments received from contract owners (note 4)	106,386	108,247	33,076	45,318	122,970	116,038	66,281	165,016

Transfers between funds	25,483	(231,486)	(7,827)	(4,059)	(10,728)	14,217	330,233	122,743

Redemptions (notes 2, 3, and 4)	(56,612)	(120,200)	(1,033)	(488)	(17,095)	(572)	(8,858)	(6,545)

Adjustments to maintain reserves	56	39	(3)	(4)	(3)	(2)	(4)	(3)

Net equity transactions	75,313	(243,400)	24,213	40,767	95,144	129,681	387,652	281,211

Net change in contract owners’ equity	126,339	(169,224)	41,088	54,921	107,194	138,033	407,547	327,178

Contract owners’ equity at beginning of period	627,359	796,583	58,877	3,956	138,033	-	788,423	461,245

Contract owners’ equity at end of period	$753,698	627,359	99,965	58,877	245,227	138,033	1,195,970	788,423

CHANGE IN UNITS:

Beginning units	54,411	77,010	4,531	434	12,227	-	71,446	44,694

Units purchased	20,731	14,079	2,099	4,502	10,878	12,305	56,804	27,662

Units redeemed	(14,459)	(36,678)	(672)	(405)	(3,035)	(78)	(22,701)	(910)

Ending units	60,683	54,411	5,958	4,531	20,070	12,227	105,549	71,446

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PMUBA		PMVAAD		PMVEBD		PMVFAD

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$121,933	89,051	160,872	60,514	218,712	189,819	36,526	24,418

Realized gain (loss) on investments	(98,431)	(284,552)	(256,060)	(198,507)	(223,273)	(211,088)	(155,047)	(169,560)

Change in unrealized gain (loss) on investments	122,755	398,425	164,029	419,401	263,400	413,992	34,091	233,421

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	146,257	202,924	68,841	281,408	258,839	392,723	(84,430)	88,279

Equity transactions:

Purchase payments received from contract owners (note 4)	213,633	153,063	157,916	196,014	55,123	18,386	9,268	44,928

Transfers between funds	231,181	(105,726)	(287,982)	(544,354)	(162,322)	(72,871)	13,035	61,666

Redemptions (notes 2, 3, and 4)	(422,111)	(927,325)	(999,972)	(434,040)	(549,301)	(371,839)	(215,432)	(307,858)

Adjustments to maintain reserves	(99)	(93)	(79)	(63)	(119)	(104)	(71)	(67)

Net equity transactions	22,604	(880,081)	(1,130,117)	(782,443)	(656,619)	(426,428)	(193,200)	(201,331)

Net change in contract owners’ equity	168,861	(677,157)	(1,061,276)	(501,035)	(397,780)	(33,705)	(277,630)	(113,052)

Contract owners’ equity at beginning of period	3,437,784	4,114,941	4,072,145	4,573,180	4,315,084	4,348,789	1,938,375	2,051,427

Contract owners’ equity at end of period	$3,606,645	3,437,784	3,010,869	4,072,145	3,917,304	4,315,084	1,660,745	1,938,375

CHANGE IN UNITS:

Beginning units	313,347	397,200	299,554	360,545	312,719	346,359	203,367	226,407

Units purchased	67,113	43,136	23,171	29,374	65,897	43,660	40,564	29,269

Units redeemed	(66,640)	(126,989)	(109,991)	(90,365)	(111,196)	(77,300)	(61,860)	(52,309)

Ending units	313,820	313,347	212,734	299,554	267,420	312,719	182,071	203,367

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PMVFHI		PMVFHV		PMVGBD		PMVHYD

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$64,332	32,956	88,351	51,339	30,389	11,828	211,839	282,666

Realized gain (loss) on investments	(13,131)	(24,475)	(45,285)	(93,634)	(48,334)	(74,664)	145,354	(650,567)

Change in unrealized gain (loss) on investments	48,061	75,434	107,158	205,053	(13,359)	98,657	(103,468)	556,262

Reinvested capital gains	-	38,469	-	98,256	-	19,005	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	99,262	122,384	150,224	261,014	(31,304)	54,826	253,725	188,361

Equity transactions:

Purchase payments received from contract owners (note 4)	166,269	711,658	47,930	92,322	6,852	34,651	228,201	34,727

Transfers between funds	176,939	38,740	30,025	(239,012)	29,351	(2,312)	(965,619)	(53,948)

Redemptions (notes 2, 3, and 4)	(168,656)	(92,257)	(163,919)	(94,793)	(178,747)	(243,179)	(584,479)	(474,808)

Adjustments to maintain reserves	(9)	(16)	(52)	(66)	(78)	(79)	(17)	1,225

Net equity transactions	174,543	658,125	(86,016)	(241,549)	(142,622)	(210,919)	(1,321,914)	(492,804)

Net change in contract owners’ equity	273,805	780,509	64,208	19,465	(173,926)	(156,093)	(1,068,189)	(304,443)

Contract owners’ equity at beginning of period	1,739,134	958,625	3,530,515	3,511,050	1,630,672	1,786,765	5,098,858	5,403,301

Contract owners’ equity at end of period	$2,012,939	1,739,134	3,594,723	3,530,515	1,456,746	1,630,672	4,030,669	5,098,858

CHANGE IN UNITS:

Beginning units	180,017	107,986	337,378	361,890	156,730	177,746	311,492	365,517

Units purchased	45,970	112,900	36,230	18,493	7,213	7,976	95,289	1,351,933

Units redeemed	(28,025)	(40,869)	(44,428)	(43,005)	(21,407)	(28,992)	(171,569)	(1,405,958)

Ending units	197,962	180,017	329,180	337,378	142,536	156,730	235,212	311,492

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PMVHYI		PMVII		PMVIV		PMVLAD

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$19	19,704	327,112	203,737	777,783	739,105	178,101	229,402

Realized gain (loss) on investments	-	(106,427)	(57,419)	(129,272)	(333,184)	(640,155)	95,208	(570,511)

Change in unrealized gain (loss) on investments	-	114,527	4,914	241,997	211,107	1,075,337	(63,844)	690,867

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	19	27,804	274,607	316,462	655,706	1,174,287	209,465	349,758

Equity transactions:

Purchase payments received from contract owners (note 4)	-	62,394	2,281,387	2,878,318	1,936,167	1,840,808	37,393	15,811

Transfers between funds	14,245	(890,404)	236,133	(461,719)	(105,115)	686,521	(365,715)	2,694,179

Redemptions (notes 2, 3, and 4)	(12)	(37,565)	(615,484)	(334,230)	(2,028,549)	(5,230,781)	(5,883,203)	(2,239,117)

Adjustments to maintain reserves	-	2	(7)	(11)	(100)	(114)	(90)	(77)

Net equity transactions	14,233	(865,573)	1,902,029	2,082,358	(197,597)	(2,703,566)	(6,211,615)	470,796

Net change in contract owners’ equity	14,252	(837,769)	2,176,636	2,398,820	458,109	(1,529,279)	(6,002,150)	820,554

Contract owners’ equity at beginning of period	-	837,769	5,164,601	2,765,781	16,710,599	18,239,878	12,078,145	11,257,591

Contract owners’ equity at end of period	$14,252	-	7,341,237	5,164,601	17,168,708	16,710,599	6,075,995	12,078,145

CHANGE IN UNITS:

Beginning units	-	88,684	498,112	288,301	1,472,317	1,711,861	1,305,455	1,235,500

Units purchased	1,264	7,128	338,976	455,546	570,072	452,757	133,553	1,099,192

Units redeemed	(1)	(95,812)	(164,067)	(245,735)	(595,465)	(692,301)	(810,058)	(1,029,237)

Ending units	1,263	-	673,021	498,112	1,446,924	1,472,317	628,950	1,305,455

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PMVLDI		PMVRA		PMVRI		PMVRSD

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$57,582	48,242	50	-	29,965	29,501	51,004	1,007,096

Realized gain (loss) on investments	(7,154)	(25,706)	(2)	-	(50,698)	(46,118)	(1,030,854)	(1,568,501)

Change in unrealized gain (loss) on investments	13,917	40,662	(2,741)	-	42,348	47,772	1,155,583	(122,747)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	64,345	63,198	(2,693)	-	21,615	31,155	175,733	(684,152)

Equity transactions:

Purchase payments received from contract owners (note 4)	-	48,081	123,221	-	452,190	410,821	115,362	227,239

Transfers between funds	94,300	225,884	-	-	57,869	66,779	(534,662)	(1,061,329)

Redemptions (notes 2, 3, and 4)	(90,154)	(101,358)	(8)	-	(137,092)	(170,429)	(849,326)	(521,693)

Adjustments to maintain reserves	(5)	(5)	(2)	-	(5)	(2)	(54,252)	(1,392,074)

Net equity transactions	4,141	172,602	123,211	-	372,962	307,169	(1,322,878)	(2,747,857)

Net change in contract owners’ equity	68,486	235,800	120,518	-	394,577	338,324	(1,147,145)	(3,432,009)

Contract owners’ equity at beginning of period	1,459,809	1,224,009	-	-	1,123,416	785,092	4,505,477	7,937,486

Contract owners’ equity at end of period	$1,528,295	1,459,809	120,518	-	1,517,993	1,123,416	3,358,332	4,505,477

CHANGE IN UNITS:

Beginning units	149,336	131,229	-	-	113,976	82,428	580,739	707,438

Units purchased	21,900	51,648	11,738	-	70,615	57,242	79,794	162,913

Units redeemed	(21,383)	(33,541)	(1)	-	(33,505)	(25,694)	(241,896)	(289,612)

Ending units	149,853	149,336	11,737	-	151,086	113,976	418,637	580,739

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PMVRSI		PMVSTA		PMVSTI		PMVTRD

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$18,699	104,549	541,239	432,716	104,024	56,949	-	-

Realized gain (loss) on investments	(48,082)	(61,805)	88,506	(82,238)	2,800	(9,428)	-	-

Change in unrealized gain (loss) on investments	61,795	(96,570)	36,601	245,698	15,843	25,476	-	-

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,412	(53,826)	666,346	596,176	122,667	72,997	-	-

Equity transactions:

Purchase payments received from contract owners (note 4)	175,816	187,905	2,704,336	842,961	618,197	772,339	(416)	-

Transfers between funds	167,945	100,573	(1,852,118)	267,629	348,406	(221,662)	416	-

Redemptions (notes 2, 3, and 4)	(76,309)	(114,320)	(1,002,705)	(962,981)	(186,333)	(199,364)	-	-

Adjustments to maintain reserves	(5)	5	(68)	(62)	(14)	(13)	-	-

Net equity transactions	267,447	174,163	(150,555)	147,547	780,256	351,300	-	-

Net change in contract owners’ equity	299,859	120,337	515,791	743,723	902,923	424,297	-	-

Contract owners’ equity at beginning of period	732,600	612,263	14,576,863	13,833,140	1,792,371	1,368,074	-	-

Contract owners’ equity at end of period	$1,032,459	732,600	15,092,654	14,576,863	2,695,294	1,792,371	-	-

CHANGE IN UNITS:

Beginning units	50,406	38,731	1,369,745	1,357,927	170,322	137,405	-	-

Units purchased	30,158	22,636	827,472	503,205	147,697	103,585	27,265	-

Units redeemed	(12,255)	(10,961)	(849,845)	(491,387)	(76,070)	(70,668)	(27,265)	-

Ending units	68,309	50,406	1,347,372	1,369,745	241,949	170,322	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PMVTRI		PNVCA1		PNVCB1		PNVDI1

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$118,750	71,927	394	422	29,716	22,691	7,479	1,077

Realized gain (loss) on investments	(61,665)	(60,322)	6,162	(660)	2,682	(4,396)	2,369	(2,035)

Change in unrealized gain (loss) on investments	11,134	122,901	19,171	6,938	(28,457)	17,806	(7,562)	14,973

Reinvested capital gains	-	-	3,649	4,635	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	68,219	134,506	29,376	11,335	3,941	36,101	2,286	14,015

Equity transactions:

Purchase payments received from contract owners (note 4)	1,098,031	816,841	45,071	84,574	236,207	768,964	169,109	114,906

Transfers between funds	140,614	161,896	19,008	31,294	176,313	79,506	3,008	(23,221)

Redemptions (notes 2, 3, and 4)	(238,732)	(223,308)	(31,129)	(18,614)	(81,614)	(46,596)	(11,738)	(17,414)

Adjustments to maintain reserves	(8)	4	(3)	3	(6)	-	(3)	(2)

Net equity transactions	999,905	755,433	32,947	97,257	330,900	801,874	160,376	74,269

Net change in contract owners’ equity	1,068,124	889,939	62,323	108,592	334,841	837,975	162,662	88,284

Contract owners’ equity at beginning of period	2,703,737	1,813,798	131,069	22,477	926,240	88,265	130,672	42,388

Contract owners’ equity at end of period	$3,771,861	2,703,737	193,392	131,069	1,261,081	926,240	293,334	130,672

CHANGE IN UNITS:

Beginning units	300,092	212,873	11,960	2,558	100,806	10,087	13,468	5,113

Units purchased	162,863	135,567	5,290	11,395	45,547	125,506	17,124	12,986

Units redeemed	(53,805)	(48,348)	(3,178)	(1,993)	(9,855)	(34,787)	(1,617)	(4,631)

Ending units	409,150	300,092	14,072	11,960	136,498	100,806	28,975	13,468

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PNVMC1		PNVSC1		PNVST1		PROA30

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(732)	(1,449)	(2)	(2)	7,982	424	(3,413)	(7,280)

Realized gain (loss) on investments	10,687	(3,309)	1,291	44	94	(31)	60,468	4,815

Change in unrealized gain (loss) on investments	56,117	102,215	(798)	4,336	1,383	2,095	(26,468)	23,077

Reinvested capital gains	76,176	12,240	687	-	-	-	-	29,087

Net increase (decrease) in contract owners’ equity resulting from operations	142,248	109,697	1,178	4,378	9,459	2,488	30,587	49,699

Equity transactions:

Purchase payments received from contract owners (note 4)	315,518	373,344	24,183	26,487	289,594	69,640	8,938	6,171

Transfers between funds	91,880	26,391	(4,575)	374	52,429	1,499	224,004	(268,592)

Redemptions (notes 2, 3, and 4)	(41,613)	(63,528)	(2,024)	(227)	(2,251)	(4,158)	(40,674)	(103,155)

Adjustments to maintain reserves	(6)	(4)	(4)	(5)	(4)	1	(43)	(32)

Net equity transactions	365,779	336,203	17,580	26,629	339,768	66,982	192,225	(365,608)

Net change in contract owners’ equity	508,027	445,900	18,758	31,007	349,227	69,470	222,812	(315,909)

Contract owners’ equity at beginning of period	647,042	201,142	36,014	5,007	81,848	12,378	286,224	602,133

Contract owners’ equity at end of period	$1,155,069	647,042	54,772	36,014	431,075	81,848	509,036	286,224

CHANGE IN UNITS:

Beginning units	52,214	20,398	3,636	582	8,049	1,281	29,733	64,821

Units purchased	34,799	47,344	2,315	3,099	38,909	7,221	1,316,162	1,540,472

Units redeemed	(9,260)	(15,528)	(764)	(45)	(6,485)	(453)	(1,298,139)	(1,575,560)

Ending units	77,753	52,214	5,187	3,636	40,473	8,049	47,756	29,733

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PROAHY		PROBIO		PROBL		PROBM

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$115,063	104,692	(44,569)	(45,192)	(29,589)	(58,693)	(7,027)	(8,141)

Realized gain (loss) on investments	57,669	(44,371)	(448,932)	(585,967)	934,194	(256,399)	73,590	11,122

Change in unrealized gain (loss) on investments	(31,902)	123,266	(860,525)	459,054	(357,931)	480,815	(88,458)	69,296

Reinvested capital gains	-	-	1,336,837	447,216	161,226	571,559	537	-

Net increase (decrease) in contract owners’ equity resulting from operations	140,830	183,587	(17,189)	275,111	707,900	737,282	(21,358)	72,277

Equity transactions:

Purchase payments received from contract owners (note 4)	11,088	1,300	26,108	16,416	5,872	5,135	4,288	15,807

Transfers between funds	336,245	118,333	(276,328)	(344,183)	1,934,935	(2,257,472)	(54,339)	151,135

Redemptions (notes 2, 3, and 4)	(904,410)	(382,797)	(371,128)	(424,086)	(2,608,797)	(191,433)	(115,497)	(175,321)

Adjustments to maintain reserves	(55)	(72)	(90)	(153)	(66)	(31)	(35)	(87)

Net equity transactions	(557,132)	(263,236)	(621,438)	(752,006)	(668,056)	(2,443,801)	(165,583)	(8,466)

Net change in contract owners’ equity	(416,302)	(79,649)	(638,627)	(476,895)	39,844	(1,706,519)	(186,941)	63,811

Contract owners’ equity at beginning of period	2,697,357	2,777,006	3,244,920	3,721,815	3,594,337	5,300,856	721,763	657,952

Contract owners’ equity at end of period	$2,281,055	2,697,357	2,606,293	3,244,920	3,634,181	3,594,337	534,822	721,763

CHANGE IN UNITS:

Beginning units	171,422	193,213	85,072	105,970	111,904	203,052	47,428	47,581

Units purchased	80,034	172,282	201,249	240,702	624,975	1,068,666	143,068	315,535

Units redeemed	(113,083)	(194,073)	(216,656)	(261,600)	(642,985)	(1,159,814)	(154,184)	(315,688)

Ending units	138,373	171,422	69,665	85,072	93,894	111,904	36,312	47,428

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PROBNK		PROBR		PROCG		PROCS

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$1,431	(2,939)	3,215	(1,465)	1,684	(28,815)	(31,292)	(33,189)

Realized gain (loss) on investments	231,324	(131,052)	(28,888)	(24,636)	(640,983)	(384,916)	132,815	231,501

Change in unrealized gain (loss) on investments	(174,045)	178,134	(1,243)	(11,696)	100,235	133,406	105,485	286,750

Reinvested capital gains	-	-	2,371	-	722,364	347,639	234,540	115,048

Net increase (decrease) in contract owners’ equity resulting from operations	58,710	44,143	(24,545)	(37,797)	183,300	67,314	441,548	600,110

Equity transactions:

Purchase payments received from contract owners (note 4)	7,146	6,139	618	-	24,070	4,040	16,763	20,998

Transfers between funds	(302,865)	204,554	129,367	(95,494)	114,685	101,574	(222,662)	90,015

Redemptions (notes 2, 3, and 4)	(104,897)	(174,322)	(12,474)	(31,481)	(448,165)	(261,471)	(478,427)	(249,176)

Adjustments to maintain reserves	(65)	(35)	(14)	(23)	(62)	(98)	(83)	(114)

Net equity transactions	(400,681)	36,336	117,497	(126,998)	(309,472)	(155,955)	(684,409)	(138,277)

Net change in contract owners’ equity	(341,971)	80,479	92,952	(164,795)	(126,172)	(88,641)	(242,861)	461,833

Contract owners’ equity at beginning of period	980,277	899,798	101,201	265,996	2,284,540	2,373,181	2,387,013	1,925,180

Contract owners’ equity at end of period	$638,306	980,277	194,153	101,201	2,158,368	2,284,540	2,144,152	2,387,013

CHANGE IN UNITS:

Beginning units	48,828	49,106	92,744	204,011	106,512	113,304	74,262	77,958

Units purchased	270,625	421,489	374,232	908,121	146,704	166,730	140,806	263,618

Units redeemed	(292,836)	(421,767)	(259,200)	(1,019,388)	(161,194)	(173,522)	(161,326)	(267,314)

Ending units	26,617	48,828	207,776	92,744	92,022	106,512	53,742	74,262

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PROE30		PROEM		PROFIN		PROGVP

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$3,815	5,208	(3,734)	19,372	(24,471)	(20,124)	3,821	8,164

Realized gain (loss) on investments	90,366	151,261	197,204	(18,960)	398,911	34,875	(24,884)	(58,317)

Change in unrealized gain (loss) on investments	(102,236)	25,048	(106,912)	97,635	(125,330)	96,859	(22,566)	29,927

Reinvested capital gains	37,963	-	-	-	173,087	70,190	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,908	181,517	86,558	98,047	422,197	181,800	(43,629)	(20,226)

Equity transactions:

Purchase payments received from contract owners (note 4)	86,305	977	6,755	4,048	30,016	439	-	-

Transfers between funds	(93,739)	(21,726)	(1,583,860)	859,895	3,966	129,522	(163,697)	254,381

Redemptions (notes 2, 3, and 4)	(203,867)	(231,521)	(90,643)	(241,050)	(588,523)	(272,005)	(27,074)	(7,441)

Adjustments to maintain reserves	(57)	(72)	(66)	(60)	(113)	(106)	19	(18)

Net equity transactions	(211,358)	(252,342)	(1,667,814)	622,833	(554,654)	(142,150)	(190,752)	246,922

Net change in contract owners’ equity	(181,450)	(70,825)	(1,581,256)	720,880	(132,457)	39,650	(234,381)	226,696

Contract owners’ equity at beginning of period	1,196,848	1,267,673	2,355,846	1,634,966	1,951,231	1,911,581	345,877	119,181

Contract owners’ equity at end of period	$1,015,398	1,196,848	774,590	2,355,846	1,818,774	1,951,231	111,496	345,877

CHANGE IN UNITS:

Beginning units	82,249	100,136	263,327	206,107	78,975	86,759	33,100	11,373

Units purchased	98,603	307,954	698,073	1,364,121	296,295	135,013	141,202	79,421

Units redeemed	(113,026)	(325,841)	(881,826)	(1,306,901)	(317,168)	(142,797)	(161,797)	(57,694)

Ending units	67,826	82,249	79,574	263,327	58,102	78,975	12,505	33,100

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PROHC		PROIND		PROINT		PROJP

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(69,660)	(80,311)	(39,906)	(41,186)	8,048	(7,798)	10,259	(15,500)

Realized gain (loss) on investments	(75,596)	(209,922)	191,966	111,971	10,758	70,465	108,501	186,542

Change in unrealized gain (loss) on investments	(40,065)	(382,308)	(161,503)	43,256	(16,505)	21,458	(21,972)	67,829

Reinvested capital gains	208,574	596,557	402,376	252,270	-	-	145,433	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,253	(75,984)	392,933	366,311	2,301	84,125	242,221	238,871

Equity transactions:

Purchase payments received from contract owners (note 4)	20,930	27,551	24,097	43,794	119	187	40	416

Transfers between funds	(158,724)	(261,918)	186,613	53,416	(26,561)	(199,372)	(439,309)	566,708

Redemptions (notes 2, 3, and 4)	(967,014)	(863,088)	(626,727)	(268,056)	(100,427)	(27,754)	(250,797)	(107,564)

Adjustments to maintain reserves	(92)	(105)	(78)	(37)	(28)	(47)	(73)	(104)

Net equity transactions	(1,104,900)	(1,097,560)	(416,095)	(170,883)	(126,897)	(226,986)	(690,139)	459,456

Net change in contract owners’ equity	(1,081,647)	(1,173,544)	(23,162)	195,428	(124,596)	(142,861)	(447,918)	698,327

Contract owners’ equity at beginning of period	5,032,262	6,205,806	3,091,009	2,895,581	511,460	654,321	1,354,290	655,963

Contract owners’ equity at end of period	$3,950,615	5,032,262	3,067,847	3,091,009	386,864	511,460	906,372	1,354,290

CHANGE IN UNITS:

Beginning units	155,317	189,320	118,573	127,200	40,156	59,021	61,711	39,516

Units purchased	94,611	117,926	203,889	210,778	336,581	640,166	415,676	447,564

Units redeemed	(127,258)	(151,929)	(219,457)	(219,405)	(346,210)	(659,031)	(443,232)	(425,369)

Ending units	122,670	155,317	103,005	118,573	30,527	40,156	34,155	61,711

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PRON		PRONET		PROOG		PROPHR

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(98,582)	(113,610)	(52,894)	(46,283)	39,077	68,772	(11,975)	(9,119)

Realized gain (loss) on investments	1,206,605	1,539,623	868,328	42,936	(30,738)	418,340	(24,079)	(81,216)

Change in unrealized gain (loss) on investments	(460,638)	1,267,338	(70,953)	702,389	(143,798)	(753,592)	(61,475)	(1,738)

Reinvested capital gains	1,058,564	39,988	71,150	505,416	302,911	-	92,227	24,668

Net increase (decrease) in contract owners’ equity resulting from operations	1,705,949	2,733,339	815,631	1,204,458	167,452	(266,480)	(5,302)	(67,405)

Equity transactions:

Purchase payments received from contract owners (note 4)	32,979	54,793	25,871	2,363	10,805	11,861	341	243

Transfers between funds	(540,266)	2,487,683	(460,186)	117,510	(998,474)	72,547	47,003	(164,066)

Redemptions (notes 2, 3, and 4)	(1,284,833)	(1,047,994)	(386,039)	(399,834)	(1,807,516)	(798,360)	(198,948)	(112,261)

Adjustments to maintain reserves	(125)	(68)	(120)	(81)	(79)	(82)	(51)	(90)

Net equity transactions	(1,792,245)	1,494,414	(820,474)	(280,042)	(2,795,264)	(714,034)	(151,655)	(276,174)

Net change in contract owners’ equity	(86,296)	4,227,753	(4,843)	924,416	(2,627,812)	(980,514)	(156,957)	(343,579)

Contract owners’ equity at beginning of period	9,167,325	4,939,572	3,641,615	2,717,199	7,510,750	8,491,264	793,805	1,137,384

Contract owners’ equity at end of period	$9,081,029	9,167,325	3,636,772	3,641,615	4,882,938	7,510,750	636,848	793,805

CHANGE IN UNITS:

Beginning units	154,669	124,848	102,230	112,486	571,921	620,231	39,783	53,383

Units purchased	170,227	367,694	189,446	363,440	801,371	882,391	315,517	360,384

Units redeemed	(198,845)	(337,873)	(211,199)	(373,696)	(1,009,154)	(930,701)	(324,232)	(373,984)

Ending units	126,051	154,669	80,477	102,230	364,138	571,921	31,068	39,783

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PROPM		PRORRO		PROSCN		PROSEM

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$47,519	(43,756)	71,037	(10,947)	(476,875)	(220,917)	106	(423)

Realized gain (loss) on investments	436,065	(171,457)	(59,477)	442,909	7,801,765	2,439,899	(4,821)	15,241

Change in unrealized gain (loss) on investments	(415,580)	(83,459)	(608,166)	(492,715)	6,439,492	5,916,149	103	(38)

Reinvested capital gains	-	-	899,787	-	2,477,707	170,128	-	23

Net increase (decrease) in contract owners’ equity resulting from operations	68,004	(298,672)	303,181	(60,753)	16,242,089	8,305,259	(4,612)	14,803

Equity transactions:

Purchase payments received from contract owners (note 4)	17,373	4,989	343	-	4,099	18,657	573	-

Transfers between funds	475,165	106,246	(78,491)	(1,226,986)	118,888	13,367,025	3,627	(23,153)

Redemptions (notes 2, 3, and 4)	(419,618)	(152,167)	(77,027)	(154,937)	(950,220)	(737,923)	(2,039)	(397)

Adjustments to maintain reserves	(69)	(64)	(246,502)	(1,322,074)	949,943	1,224,883	(5)	(8)

Net equity transactions	72,851	(40,996)	(401,677)	(2,703,997)	122,710	13,872,642	2,156	(23,558)

Net change in contract owners’ equity	140,855	(339,668)	(98,496)	(2,764,750)	16,364,799	22,177,901	(2,456)	(8,755)

Contract owners’ equity at beginning of period	2,140,094	2,479,762	410,427	3,175,177	24,890,614	2,712,713	4,684	13,439

Contract owners’ equity at end of period	$2,280,949	2,140,094	311,931	410,427	41,255,413	24,890,614	2,228	4,684

CHANGE IN UNITS:

Beginning units	536,759	625,060	145,170	444,009	307,328	69,215	1,733	4,295

Units purchased	2,936,821	2,794,094	155,440	482,376	147,593	461,727	184,904	596,221

Units redeemed	(2,927,024)	(2,882,395)	(206,881)	(781,215)	(155,375)	(223,614)	(185,749)	(598,783)

Ending units	546,556	536,759	93,729	145,170	299,546	307,328	888	1,733

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PROSIN		PROSN		PROTEC		PROTEL

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$140	(546)	3,353	(2,688)	(317,373)	(211,190)	(19,850)	(5,686)

Realized gain (loss) on investments	(3,729)	(33,098)	(28,252)	(82,288)	1,504,099	(902,101)	401,421	93,677

Change in unrealized gain (loss) on investments	69	(180)	10,489	(13,590)	1,062,799	4,884,657	(38,736)	51,127

Reinvested capital gains	-	-	-	157	1,677,397	2,062,741	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,520)	(33,824)	(14,410)	(98,409)	3,926,922	5,834,107	342,835	139,118

Equity transactions:

Purchase payments received from contract owners (note 4)	14	-	-	(2)	41,836	24,281	(796)	136

Transfers between funds	6,345	(81,625)	(4,737)	57,580	(1,164,607)	12,636,260	(166,781)	1,148,685

Redemptions (notes 2, 3, and 4)	(4,647)	(9,560)	(3,399)	(39,935)	(1,310,761)	(1,580,612)	(72,642)	(101,854)

Adjustments to maintain reserves	(9)	(16)	(6)	(11)	(137)	(124)	(59)	(39)

Net equity transactions	1,703	(91,201)	(8,142)	17,632	(2,433,669)	11,079,805	(240,278)	1,046,928

Net change in contract owners’ equity	(1,817)	(125,025)	(22,552)	(80,777)	1,493,253	16,913,912	102,557	1,186,046

Contract owners’ equity at beginning of period	5,166	130,191	98,331	179,108	22,623,488	5,709,576	1,366,657	180,611

Contract owners’ equity at end of period	$3,349	5,166	75,779	98,331	24,116,741	22,623,488	1,469,214	1,366,657

CHANGE IN UNITS:

Beginning units	2,249	50,332	204,086	249,528	402,577	161,613	88,239	15,159

Units purchased	226,414	514,870	1,740,547	2,587,574	96,764	529,266	474,951	486,079

Units redeemed	(227,235)	(562,953)	(1,755,774)	(2,633,016)	(137,521)	(288,302)	(490,319)	(412,999)

Ending units	1,428	2,249	188,859	204,086	361,820	402,577	72,871	88,239

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PROUN		PROUSN		PROUTL		PVEIB

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(59,637)	(63,036)	1,027	(4,424)	3,782	(5,361)	(39,289)	165,480

Realized gain (loss) on investments	1,912,598	120,686	(103,432)	(309,878)	660,908	(495,111)	1,768,630	294,158

Change in unrealized gain (loss) on investments	(192,810)	1,752,937	127	(38,011)	(137,359)	96,842	1,085,500	1,247,293

Reinvested capital gains	-	-	-	-	-	-	1,125,467	1,103,609

Net increase (decrease) in contract owners’ equity resulting from operations	1,660,151	1,810,587	(102,278)	(352,313)	527,331	(403,630)	3,940,308	2,810,540

Equity transactions:

Purchase payments received from contract owners (note 4)	307	1,130	669	2,261	12,027	10,713	3,575,212	2,398,752

Transfers between funds	(932,790)	511,596	58,083	(340,673)	395,003	(227,151)	1,380,496	224,912

Redemptions (notes 2, 3, and 4)	(206,728)	(320,274)	(2,442)	(538)	(875,464)	(419,985)	(1,378,627)	(1,321,840)

Adjustments to maintain reserves	(84)	31	30	(13)	(95)	(77)	(110)	(94)

Net equity transactions	(1,139,295)	192,483	56,340	(338,963)	(468,529)	(636,500)	3,576,971	1,301,730

Net change in contract owners’ equity	520,856	2,003,070	(45,938)	(691,276)	58,802	(1,040,130)	7,517,279	4,112,270

Contract owners’ equity at beginning of period	4,847,477	2,844,407	98,961	790,237	3,047,516	4,087,646	22,847,728	18,735,458

Contract owners’ equity at end of period	$5,368,333	4,847,477	53,023	98,961	3,106,318	3,047,516	30,365,007	22,847,728

CHANGE IN UNITS:

Beginning units	19,942	24,822	6,317,085	21,238,538	153,940	185,664	1,096,250	1,029,746

Units purchased	11,121	86,506	99,877,168	159,497,900	431,439	290,553	527,676	307,896

Units redeemed	(15,261)	(91,386)	(101,011,699)	(174,419,353)	(454,342)	(322,277)	(388,338)	(241,392)

Ending units	15,802	19,942	5,182,554	6,317,085	131,037	153,940	1,235,588	1,096,250

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PVEIIA		PVGPB		PVIGIB		PVNOB

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$15,721	8,257	(827)	-	12,812	4,676	(3,606)	(19)

Realized gain (loss) on investments	39,720	(379)	13	-	37,033	(31,414)	207,323	-

Change in unrealized gain (loss) on investments	164,263	105,258	(1,167)	-	(25,478)	210,564	15,896	1,530

Reinvested capital gains	75,560	27,729	-	-	3,209	-	20,526	-

Net increase (decrease) in contract owners’ equity resulting from operations	295,264	140,865	(1,981)	-	27,576	183,826	240,139	1,511

Equity transactions:

Purchase payments received from contract owners (note 4)	474,660	868,374	230,104	-	429,529	90,493	245,445	-

Transfers between funds	(121,463)	246,738	142,400	-	8,475	40,666	5,010	9,834

Redemptions (notes 2, 3, and 4)	(85,190)	(71,061)	(3,993)	-	(68,836)	(41,961)	(6,864)	-

Adjustments to maintain reserves	(7)	(2)	(2)	-	(25)	(14)	(14)	(1)

Net equity transactions	268,000	1,044,049	368,509	-	369,143	89,184	243,577	9,833

Net change in contract owners’ equity	563,264	1,184,914	366,528	-	396,719	273,010	483,716	11,344

Contract owners’ equity at beginning of period	1,615,199	430,285	-	-	1,213,988	940,978	11,344	-

Contract owners’ equity at end of period	$2,178,463	1,615,199	366,528	-	1,610,707	1,213,988	495,060	11,344

CHANGE IN UNITS:

Beginning units	143,104	44,052	-	-	73,085	66,519	979	-

Units purchased	78,109	130,580	33,190	-	42,651	62,439	804,792	979

Units redeemed	(59,124)	(31,528)	(354)	-	(22,307)	(55,873)	(770,637)	-

Ending units	162,089	143,104	32,836	-	93,429	73,085	35,134	979

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PVTIGB		TRBCGP		TRHS2		TRLT1

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$6,397	(3,642)	(12,553)	(12,499)	(331,996)	(305,416)	26,485	13,114

Realized gain (loss) on investments	16,607	3,959	252,575	(27,923)	885,605	420,548	356	(824)

Change in unrealized gain (loss) on investments	(19,564)	49,146	684,909	1,498,754	(2,827,845)	(727,664)	4,813	9,467

Reinvested capital gains	-	-	159,322	-	2,462,565	1,018,167	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,440	49,463	1,084,253	1,458,332	188,329	405,635	31,654	21,757

Equity transactions:

Purchase payments received from contract owners (note 4)	271,572	207,767	394,534	156,419	2,191,039	1,402,082	128,296	258,813

Transfers between funds	246,839	198,893	(523,596)	(956,113)	48,344	(33,509)	(107,766)	(4,894)

Redemptions (notes 2, 3, and 4)	(56,790)	(15,259)	(497,592)	(483,435)	(3,759,106)	(1,649,183)	(10,924)	(14,385)

Adjustments to maintain reserves	(22)	(11)	(10)	(9)	(92)	(70)	(4)	(6)

Net equity transactions	461,599	391,390	(626,664)	(1,283,138)	(1,519,815)	(280,680)	9,602	239,528

Net change in contract owners’ equity	465,039	440,853	457,589	175,194	(1,331,486)	124,955	41,256	261,285

Contract owners’ equity at beginning of period	592,594	151,741	3,510,911	3,335,717	27,530,881	27,405,926	594,063	332,778

Contract owners’ equity at end of period	$1,057,633	592,594	3,968,500	3,510,911	26,199,395	27,530,881	635,319	594,063

CHANGE IN UNITS:

Beginning units	59,858	17,897	318,976	450,881	1,708,704	1,726,923	59,872	35,074

Units purchased	60,066	47,980	29,563	36,966	323,714	284,785	24,371	29,574

Units redeemed	(14,998)	(6,019)	(81,554)	(168,871)	(410,606)	(303,004)	(23,035)	(4,776)

Ending units	104,926	59,858	266,985	318,976	1,621,812	1,708,704	61,208	59,872

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	TRMCG2		VEEMS		VVGGS		VWEM

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(27,720)	(4,775)	2,401	17,485	96,791	(69,483)	(1)	57

Realized gain (loss) on investments	388,525	(16,568)	(52,544)	(45,979)	278,266	(623,279)	165	1

Change in unrealized gain (loss) on investments	(273,939)	56,059	52,119	91,220	274,466	961,823	(109)	94

Reinvested capital gains	235,681	42,555	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	322,547	77,271	1,976	62,726	649,523	269,061	55	152

Equity transactions:

Purchase payments received from contract owners (note 4)	1,466,970	582,801	-	12,145	609,658	667,718	-	-

Transfers between funds	41,716	115,632	(42,666)	95,848	(34,490)	566,684	(1,871)	178

Redemptions (notes 2, 3, and 4)	(98,488)	(2,588)	(29,000)	(70,394)	(1,608,115)	(399,666)	(6)	(22)

Adjustments to maintain reserves	(31)	(8)	(24)	(23)	(322)	(61)	1	(3)

Net equity transactions	1,410,167	695,837	(71,690)	37,576	(1,033,269)	834,675	(1,876)	153

Net change in contract owners’ equity	1,732,714	773,108	(69,714)	100,302	(383,746)	1,103,736	(1,821)	305

Contract owners’ equity at beginning of period	773,108	-	833,758	733,456	5,700,770	4,597,034	1,821	1,516

Contract owners’ equity at end of period	$2,505,822	773,108	764,044	833,758	5,317,024	5,700,770	-	1,821

CHANGE IN UNITS:

Beginning units	69,238	-	103,487	98,526	431,930	379,537	242	220

Units purchased	1,882,628	560,611	5,488	16,062	212,613	376,470	-	25

Units redeemed	(1,743,710)	(491,373)	(14,074)	(11,101)	(288,973)	(324,077)	(242)	(3)

Ending units	208,156	69,238	94,901	103,487	355,570	431,930	-	242

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	VWHA		VWHAS		VVEI		VVHGB

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$14,517	(15,312)	79,752	115,545	4,674	2,666	203,712	81,281

Realized gain (loss) on investments	(34,626)	(920,761)	120,352	686,095	456	29,670	(105,861)	(76,236)

Change in unrealized gain (loss) on investments	(43,594)	(183,250)	(409,629)	(1,206,395)	11,350	(25,719)	(12,335)	336,553

Reinvested capital gains	-	-	-	-	11,375	7,152	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(63,703)	(1,119,323)	(209,525)	(404,755)	27,855	13,769	85,516	341,598

Equity transactions:

Purchase payments received from contract owners (note 4)	1,407	24,656	79,048	278,636	-	156,126	2,851,570	3,611,107

Transfers between funds	(200,603)	(17,396,773)	(601,002)	(299,601)	53,583	(901,986)	1,019,147	321,475

Redemptions (notes 2, 3, and 4)	(411,259)	(320,077)	(1,173,663)	(977,920)	(12,457)	(7,654)	(619,321)	(275,471)

Adjustments to maintain reserves	(80)	(91)	40	87	(2)	(8)	(9)	(5)

Net equity transactions	(610,535)	(17,692,285)	(1,695,577)	(998,798)	41,124	(753,522)	3,251,387	3,657,106

Net change in contract owners’ equity	(674,238)	(18,811,608)	(1,905,102)	(1,403,553)	68,979	(739,753)	3,336,903	3,998,704

Contract owners’ equity at beginning of period	1,971,571	20,783,179	7,397,581	8,801,134	164,103	903,856	7,614,036	3,615,332

Contract owners’ equity at end of period	$1,297,333	1,971,571	5,492,479	7,397,581	233,082	164,103	10,950,939	7,614,036

CHANGE IN UNITS:

Beginning units	297,354	2,905,829	710,278	803,807	14,922	88,534	846,400	422,915

Units purchased	22,724	1,175,494	165,152	136,922	5,105	31,639	530,850	673,040

Units redeemed	(114,180)	(3,783,969)	(325,768)	(230,451)	(1,552)	(105,251)	(171,106)	(249,555)

Ending units	205,898	297,354	549,662	710,278	18,475	14,922	1,206,144	846,400

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	VVI		VVMCI		VVSTC		VVTISI

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$39,419	43,237	48,403	24,212	245,413	74,297	186,694	88,738

Realized gain (loss) on investments	(213,590)	(558,479)	(88,103)	(70,807)	(24,332)	(61,196)	(61,530)	(138,501)

Change in unrealized gain (loss) on investments	403,789	932,587	645,738	496,081	122,210	326,388	125,613	715,642

Reinvested capital gains	144,541	120,704	54,010	43,471	-	-	35,925	43,877

Net increase (decrease) in contract owners’ equity resulting from operations	374,159	538,049	660,048	492,957	343,291	339,489	286,702	709,756

Equity transactions:

Purchase payments received from contract owners (note 4)	366,292	1,050,670	1,240,390	1,509,892	694,288	2,262,708	1,611,724	2,864,702

Transfers between funds	(29,501)	(236,362)	(66,185)	291,657	848,733	360,801	341,863	(147,561)

Redemptions (notes 2, 3, and 4)	(413,457)	(285,451)	(588,812)	(220,905)	(494,465)	(332,536)	(360,204)	(333,497)

Adjustments to maintain reserves	(6)	(6)	(5)	(3)	(6)	(5)	(4)	(5)

Net equity transactions	(76,672)	528,851	585,388	1,580,641	1,048,550	2,290,968	1,593,379	2,383,639

Net change in contract owners’ equity	297,487	1,066,900	1,245,436	2,073,598	1,391,841	2,630,457	1,880,081	3,093,395

Contract owners’ equity at beginning of period	4,290,226	3,223,326	4,345,507	2,271,909	6,976,432	4,345,975	6,617,108	3,523,713

Contract owners’ equity at end of period	$4,587,713	4,290,226	5,590,943	4,345,507	8,368,273	6,976,432	8,497,189	6,617,108

CHANGE IN UNITS:

Beginning units	490,936	421,490	345,773	208,707	702,414	463,019	580,337	355,864

Units purchased	78,262	224,144	143,648	218,972	184,195	471,143	316,017	377,087

Units redeemed	(85,992)	(154,698)	(101,493)	(81,906)	(80,686)	(231,748)	(184,844)	(152,614)

Ending units	483,206	490,936	387,928	345,773	805,923	702,414	711,510	580,337

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	VVTSM		VRVDRA

	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$59,961	31,356	23,650	39,125

Realized gain (loss) on investments	(31,811)	(122,585)	(432,506)	69,582

Change in unrealized gain (loss) on investments	847,015	976,084	664,066	238,195

Reinvested capital gains	447,961	225,118	45,178	40,731

Net increase (decrease) in contract owners’ equity resulting from operations	1,323,126	1,109,973	300,388	387,633

Equity transactions:

Purchase payments received from contract owners (note 4)	1,860,820	2,164,869	55,484	96,188

Transfers between funds	(352,662)	(148,684)	(805,869)	955,089

Redemptions (notes 2, 3, and 4)	(939,993)	(249,126)	(574,695)	(141,788)

Adjustments to maintain reserves	(8)	(5)	(89)	(70)

Net equity transactions	568,157	1,767,054	(1,325,169)	909,419

Net change in contract owners’ equity	1,891,283	2,877,027	(1,024,781)	1,297,052

Contract owners’ equity at beginning of period	6,339,529	3,462,502	5,123,906	3,826,854

Contract owners’ equity at end of period	$8,230,812	6,339,529	4,099,125	5,123,906

CHANGE IN UNITS:

Beginning units	466,869	320,057	421,622	344,256

Units purchased	262,673	265,655	345,413	141,489

Units redeemed	(238,187)	(118,843)	(460,610)	(64,123)

Ending units	491,355	466,869	306,425	421,622

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-4 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Hedged Allocation Portfolio: Class B (ALVBWB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)*

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 1 (WFVSG1)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)

American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)

American Funds Insurance Series(R) - The Bond Fund of America: Class 1 (AMVBA1)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - American Funds(R) Global Balanced Fund: Class 4 (AMVGL4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - International Growth & Income Fund: Class 1 (AMVIG1)

American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 1 (AMVM1)

American Funds Insurance Series(R) - New World Fund: Class 1 (AMVNW1)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class I (PIVFI)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class I (BRVEDI)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock International Index V.I. Fund: Class I (BRVIII)

BlackRock Variable Series Funds, Inc. - BlackRock Government Money Market V.I. Fund: Class I (BRVMMI)

BlackRock Variable Series Funds, Inc. - BlackRock Small Cap Index V.I. Fund: Class I (BRVSII)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I (BRVTR1)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

CALVERT GROUP

Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)

Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class I (CVN1II)

Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 (CLSCV1)

Columbia Funds Variable Series Trust II - CTIVP(R) - American Century Diversified Bond Fund: Class 1 (CLVAB1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Disciplined Core Fund: Class 1 (CLVDC1)*

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets: Class 1 (CLVEM1)

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 1 (CLVHY1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Intermediate Bond Fund: Class 1 (CLVIB1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1 (CLVLD1)

Columbia Funds Variable Series Trust II - CTIVP(R) - Principal Blue Chip Growth Fund: Class 1 (CLVLG1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Partners Core Bond Fund: Class 1 (CLVPB1)

Columbia Funds Variable Series Trust II - CTIVP(R) - Victory Sycamore Established Value Fund: Class 1 (CLVSE1)

Columbia Funds Variable Series Trust II - CTIVP(R) - TCW Core Plus Bond Fund: Class 1 (CLVTB1)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 2 (CSCRS2)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Macquarie VIP Emerging Markets Series: Standard Class (DWVEMD)

Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (DWVSVS)

Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Standard Class (DWVSVT)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products - International Capital Appreciation Portfolio: Initial Class (FICAP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Initial Class (FVIII)

Fidelity Variable Insurance Products - Value Portfolio: Initial Class (FVP)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Initial Class (FVSII)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - Global Managed Futures Fund (RVMFU)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

HARTFORD MUTUAL FUNDS (THE)

Hartford Series Fund, Inc. - Hartford Disciplined Equity HLS Fund: Class IA (HTDEIA)

Hartford Series Fund, Inc. - Hartford International Opportunities HLS Fund: Class IA (HTIOIA)

Hartford Series Fund, Inc. - Hartford MidCap HLS Fund: Class IA (HTMCIA)

INVESCO INVESTMENTS

Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares (AVIE2)

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)

Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series I Shares (IVEW5I)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)*

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)

Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class (WRENG)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Investor Shares (LZREMI)

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio: Class I (LPVAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class II (LPVCA2)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio: Class I (LPVCMI)

Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II (LPWHY2)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class (LACMVS)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class (LACVS)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Standard Class (LJPCBT)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class (LJPSCS)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan U.S. Equity Fund: Standard Class (LJPUES)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES) MFS(R)

Variable Insurance Trust - MFS Growth Series: Initial Class (MEGS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Corporate Bond Portfolio: Initial Class (MV2CBI)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Initial Class (MV2RII)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class (MVGTAS)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust - MFS Investors Trust Series: Initial Class (MVITSI)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio: Class I (MSVEM)

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II (MSVGT2)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class Y (NDESY)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Innovators Fund: Class Y (NIFY)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class Y (NLCGY)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan US Technology Leaders Fund: Class Y (NUSTLY)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)*

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)*

NORTHERN LIGHTS

Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)

NYLI FUNDS

New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

New York Life Investments VP Funds Trust - NYLI VP MacKay High Yield Corporate Bond Portfolio: Initial Class (MNHCBI)

New York Life Investments VP Funds Trust - NYLI VP Floating Rate Portfolio: Initial Class (MNVFRI)

New York Life Investments VP Funds Trust - NYLI VP Winslow Large Cap Growth Portfolio: Initial Class (MNWLGI)

PGIM INVESTMENTS

Prudential Series Fund - PSF PGIM High Yield Bond Portfolio: Class I (PSHYBI)

Prudential Series Fund - PSF PGIM Total Return Bond Portfolio: Class I (PSTRBI)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Institutional Class (PMVFHI)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class (PMVGBD)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - High Yield Portfolio: Institutional Class (PMVHYI)

PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Institutional Class (PMVLDI)

PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Institutional Class (PMVRI)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Institutional Class (PMVRSI)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Institutional Class (PMVSTI)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)*

PIMCO Variable Insurance Trust - Total Return Portfolio: Institutional Class (PMVTRI)

PRINCIPAL INVESTORS

Principal Variable Contracts Funds, Inc. - Principal Capital Appreciation Account: Class 1 (PNVCA1)

Principal Variable Contracts Funds, Inc. - Core Plus Bond Account: Class 1 (PNVCB1)

Principal Variable Contracts Funds, Inc. - Diversified International Account: Class 1 (PNVDI1)

Principal Variable Contracts Funds, Inc. - MidCap Account: Class 1 (PNVMC1)

Principal Variable Contracts Funds, Inc. - SmallCap Account: Class 1 (PNVSC1)

Principal Variable Contracts Funds, Inc. - Short-Term Income Account: Class 1 (PNVST1)

PRO FUNDS

ProFunds - ProFund VP Asia 30 (PROA30)

ProFunds - ProFund Access VP High Yield (PROAHY)

ProFunds - ProFund VP Biotechnology (PROBIO)

ProFunds - ProFund VP Bull (PROBL)

ProFunds - ProFund VP Materials (PROBM)

ProFunds - ProFund VP Banks (PROBNK)

ProFunds - ProFund VP Bear (PROBR)

ProFunds - ProFund VP Consumer Staples (PROCG)

ProFunds - ProFund VP Consumer Discretionary (PROCS)

ProFunds - ProFund VP Europe 30 (PROE30)

ProFunds - ProFund VP Emerging Markets (PROEM)

ProFunds - ProFund VP Financials (PROFIN)

ProFunds - ProFund VP U.S. Government Plus (PROGVP)

ProFunds - ProFund VP Health Care (PROHC)

ProFunds - ProFund VP Industrials (PROIND)

ProFunds - ProFund VP International (PROINT)

ProFunds - ProFund VP Japan (PROJP)

ProFunds - ProFund VP Nasdaq-100 (PRON)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

ProFunds - ProFund VP Internet (PRONET)

ProFunds - ProFund VP Energy (PROOG)

ProFunds - ProFund VP Pharmaceuticals (PROPHR)

ProFunds - ProFund VP Precious Metals (PROPM)

ProFunds - ProFund VP Real Estate (PRORE)*

ProFunds - ProFund VP Rising Rates Opportunity (PRORRO)

ProFunds - ProFund VP Semiconductor (PROSCN)

ProFunds - ProFund VP Short Emerging Markets (PROSEM)

ProFunds - ProFund VP Short International (PROSIN)

ProFunds - ProFund VP Short Nasdaq-100 (PROSN)

ProFunds - ProFund VP Technology (PROTEC)

ProFunds - ProFund VP Communication Services (PROTEL)

ProFunds - ProFund VP UltraNasdaq-100 (PROUN)

ProFunds - ProFund VP UltraShort Nasdaq-100 (PROUSN)

ProFunds - ProFund VP Utilities (PROUTL)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)

Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB (PVGPB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S (VEEMS)

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)*

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

*	At December 31, 2024, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2024 and for each of the years in the two-year period ended December 31, 2024. For the subaccounts listed below with inception dates in 2024, the financial statements are as of December 31, 2024 and for the period from the inception date to December 31, 2024. For the subaccounts listed below with inception dates in 2023, the prior year financial statements reflect the period from inception date to December 31, 2023.

	Inception Date	Liquidation Date
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Standard Class (LJPCBT)	4/28/2023
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)	4/28/2023
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class (LJPSCS)	4/28/2023
Lincoln Variable Insurance Products Trust - LVIP JPMorgan U.S. Equity Fund: Standard Class (LJPUES)	4/28/2023
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)	5/9/2023
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)	6/8/2023
Hartford Series Fund, Inc. - Hartford International Opportunities HLS Fund: Class IA (HTIOIA)	6/13/2023
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)	6/14/2023
MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)	6/15/2023
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)	7/7/2023
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)	7/10/2023
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)	7/25/2023

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

BlackRock Variable Series Funds, Inc. - BlackRock International Index V.I. Fund: Class I (BRVIII)	2/16/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class (LACMVS)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class (LACVS)	4/26/2024
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)	5/6/2024
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)	5/8/2024
Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)	6/5/2024
American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)	6/13/2024
American Funds Insurance Series(R) - American Funds(R) Global Balanced Fund: Class 4 (AMVGL4)	6/20/2024
Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)	7/9/2024
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)	7/11/2024
Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)	8/22/2024
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)	8/26/2024
Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB (PVGPB)	9/24/2024
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)	12/9/2024
American Century Variable Portfolios, Inc. - American Century VP Growth Fund: Class I (ACVGI)		3/26/2024
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)		4/12/2024
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S Shares (NBARMS)		5/7/2024
Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)		8/20/2024
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)		12/24/2024
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)		12/24/2024

The following underlying mutual fund mergers occurred. The subaccounts associated with the underlying mutual funds are no longer available as of December 31, 2024

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)	4/26/2024
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)	Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)	4/26/2024
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)	Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class (LACMVS)	4/26/2024
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)	4/26/2024
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)	4/26/2024
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class (LACVS)	4/26/2024

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

For the one-year period ended December 31, 2024, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
CVN1IF	Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F	Calvert Variable Products, Inc. - Calvert VP Nasdaq 100 Index Portfolio: Class F	5/1/2024
CVN1II	Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class I	Calvert Variable Products, Inc. - Calvert VP Nasdaq 100 Index Portfolio: Class I	5/1/2024
DWVEMD	Delaware VIP Trust - Macquarie VIP Emerging Markets Series: Standard Class	Delaware VIP Trust - Delaware VIP Emerging Markets Series: Standard Class	5/1/2024
DWVSVS	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class	5/1/2024
DWVSVT	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Standard Class	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Standard Class	5/1/2024
WRASP	Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	5/1/2024
WRENG	Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II	5/1/2024
LPVCA2	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class II	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II	5/1/2024
MNCPS2	New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class	8/12/2024
MNHCBI	New York Life Investments VP Funds Trust - NYLI VP MacKay High Yield Corporate Bond Portfolio: Initial Class	MainStay VP Funds Trust - MainStay VP MacKay High Yield Corporate Bond Portfolio: Initial Class	8/12/2024
MNVFRI	New York Life Investments VP Funds Trust - NYLI VP Floating Rate Portfolio: Initial Class	MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Initial Class	8/12/2024
MNWLGI	New York Life Investments VP Funds Trust - NYLI VP Winslow Large Cap Growth Portfolio: Initial Class	MainStay VP Funds Trust - MainStay VP Winslow Large Cap Growth Portfolio: Initial Class	8/12/2024
PROA30	ProFunds - ProFund VP Asia 30	ProFund VP Asia 30	5/1/2024

PROAHY	ProFunds - ProFund Access VP High Yield	ProFund Access VP High Yield Fund	5/1/2024

PROBIO	ProFunds - ProFund VP Biotechnology	ProFund VP Biotechnology	5/1/2024

PROBL	ProFunds - ProFund VP Bull	ProFund VP Bull	5/1/2024

PROBM	ProFunds - ProFund VP Materials	ProFund VP Materials	5/1/2024

PROBNK	ProFunds - ProFund VP Banks	ProFund VP Banks	5/1/2024

PROBR	ProFunds - ProFund VP Bear	ProFund VP Bear	5/1/2024

PROCG	ProFunds - ProFund VP Consumer Staples	ProFund VP Consumer Staples	5/1/2024

PROCS	ProFunds - ProFund VP Consumer Discretionary	ProFund VP Consumer Discretionary	5/1/2024

PROE30	ProFunds - ProFund VP Europe 30	ProFund VP Europe 30	5/1/2024

PROEM	ProFunds - ProFund VP Emerging Markets	ProFund VP Emerging Markets	5/1/2024

PROFIN	ProFunds - ProFund VP Financials	ProFund VP Financials	5/1/2024

PROGVP	ProFunds - ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus	5/1/2024

PROHC	ProFunds - ProFund VP Health Care	ProFund VP Health Care	5/1/2024

PROIND	ProFunds - ProFund VP Industrials	ProFund VP Industrials	5/1/2024

PROINT	ProFunds - ProFund VP International	ProFund VP International	5/1/2024

PROJP	ProFunds - ProFund VP Japan	ProFund VP Japan	5/1/2024

PRON	ProFunds - ProFund VP Nasdaq-100	ProFund VP NASDAQ-100	5/1/2024

PRONET	ProFunds - ProFund VP Internet	ProFund VP Internet	5/1/2024

PROOG	ProFunds - ProFund VP Energy	ProFund VP Energy	5/1/2024

PROPHR	ProFunds - ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals	5/1/2024

PROPM	ProFunds - ProFund VP Precious Metals	ProFund VP Precious Metals	5/1/2024

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

PRORE	ProFunds - ProFund VP Real Estate	ProFund VP Real Estate	5/1/2024

PRORRO	ProFunds - ProFund VP Rising Rates Opportunity	ProFund VP Rising Rates Opportunity	5/1/2024

PROSCN	ProFunds - ProFund VP Semiconductor	ProFund VP Semiconductor	5/1/2024

PROSEM	ProFunds - ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets	5/1/2024

PROSIN	ProFunds - ProFund VP Short International	ProFund VP Short International	5/1/2024

PROSN	ProFunds - ProFund VP Short Nasdaq-100	ProFund VP Short NASDAQ-100	5/1/2024

PROTEC	ProFunds - ProFund VP Technology	ProFund VP Technology	5/1/2024

PROTEL	ProFunds - ProFund VP Communication Services	ProFund VP Communication Services	5/1/2024

PROUN	ProFunds - ProFund VP UltraNasdaq-100	ProFund VP UltraNASDAQ-100	5/1/2024

PROUSN	ProFunds - ProFund VP UltraShort Nasdaq-100	ProFund VP UltraShort NASDAQ-100	5/1/2024

PROUTL	ProFunds - ProFund VP Utilities	ProFund VP Utilities	5/1/2024

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2024 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h) Segment Disclosures

In this reporting period, each subaccount within the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position or the results of operations for the subaccounts of the Separate Account. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The subaccounts have acted as single reportable segments and the CODM is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

(i) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.20% to 3.10%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.35% - 1.30% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $50 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Four Year CDSC Option	0.35%
No CDSC Option	0.20% - 0.40%
Highest Anniversary Death Benefit Option	0.20% - 0.30%
Highest Anniversary or 5% Enhanced Death Benefit Option	0.25%
Return of Premium Enhanced Death Benefit Option	0.20%
3% Extra Value Credit Option	0.40% - 0.45%
4% Extra Value Credit Option	0.55%
iFLEX Option	0.60%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2024 and 2023, total transfers to the Separate Account from the fixed account were $1,238,004 and $3,538,096, respectively, and total transfers from the Separate Account to the fixed account were $1,227,331 and $3,460,687, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVBWB	$23,095	$94,012
ALVGIA	640,285	563,515
ALVIVB	115,261	104,530
ALVPGB	1,192,092	195,012
ALVSVA	8,500	6,760
ALCAI2	107,205	29,476
WFVSG1	302,629	143,751
AAEIP3	1,252,693	1,656,759
ARLPE3	414,881	298,961
AFGC	755,842	85,939
AFGF	1,762,654	711,329
AMVBA1	1,045,291	98,784
AMVBC4	7,175,020	6,888,068
AMVCB4	3,573,979	3,818,930
AMVGL4	865,021	143,888
AMVGS4	939,188	871,539
AMVGV2	1,983,928	920,445
AMVHI4	1,150,031	22,187
AMVI4	606,497	1,300,513
AMVIG1	1,020	775
AMVM1	116,421	91,779
AMVNW1	550,514	251,780

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

AMVNW4	1,893,527	2,070,137
PIHYB2	6,950	10,862
PIVF2	351,652	1,106
PIVFI	103,248	16,433
BRVDA3	1,086,640	685,517
BRVED3	789,240	2,919,666
BRVEDI	2,617,266	963,038
BRVHY3	2,466,379	2,951,128
BRVHYI	722,256	192,965
BRVIII	1,045,921	7,132
BRVMMI	629,960	1,256,941
BRVSII	996,016	217,385
BRVTR1	842,320	48,903
BRVTR3	2,801,140	3,029,683
MLVGA3	2,387,091	3,564,781
DCAP	25,243	471
DVMCSS	591,528	3,258,409
CVN1IF	9,275,867	8,252,824
CVN1II	804,308	184,566
CVSBF	280,166	260
SASP5I	7,624,480	2,622,435
CLSCV1	183,188	74,151
CLVAB1	186,353	44,550
CLVEM1	335,957	73,551
CLVGT2	6,321,568	4,577,106
CLVHY1	30,484	1,082
CLVHY2	884,031	672,070
CLVIB1	313,285	74,379
CLVLD1	120,610	28,105
CLVLG1	15	1,637
CLVLV1	128,359	179,254
CLVPB1	6,651	232
CLVSE1	9,459	118,388
CLVTB1	56,675	13,169
CSCRS	264,869	317,613
CSCRS2	106,169	83,326
DWVEMD	129,193	84,301
DWVSVS	1,705,105	1,849,076
DWVSVT	12,956	2,885
DFVIV	846,102	833,242
ETVFR	2,161,817	6,027,602
FHIB	198,216	102,637
FQB	100,261	12,694
FVUS2	117,043	173,303
FAM2	5,688	95,843
FB2	15,570,014	10,128,564
FC2	11,216,940	5,668,822
FEI2	1,325,963	2,894,667
FEIP	752,872	246,044
FEMS2	2,055,848	2,418,838
FG2	33,706,091	17,870,269
FGI2	4,690,117	3,809,154
FHI2	3,042,877	3,342,110
FICAP	538,541	120,268
FIGBP	1,380,686	297,363
FIGBP2	5,268,347	3,468,281
FIP	2,395,888	1,341,727
FMCP	656,843	109,317
FMMP	5,509,128	4,346,472
FNRS2	1,804,147	2,063,149

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

FRESS2	936,824	1,226,591
FVFRHI	3,390,844	2,079,688
FVIII	548,222	302,704
FVP	575,097	118,147
FVSII	354,873	89,904
FVSIS2	4,082,035	2,850,410
FVSS2	2,566,668	654,395
FEOVF	507,684	146,089
FTVFA2	103,483	459,399
FTVGI2	576,174	1,810,698
FTVIS2	2,552,390	5,919,143
FTVMD2	696,654	1,284,027
FTVUG2	455,586	76,451
GVGMNS	70,130	159,668
GVMSAS	405,295	429,436
GVFRB	1,043,182	1,741,710
RAF	2,172,257	2,238,508
RBF	1,194,084	1,787,637
RBKF	630,824	1,373,621
RBMF	534,943	1,083,250
RCPF	1,114,576	1,981,402
RELF	2,443,427	3,676,343
RENF	1,341,396	2,531,677
RESF	9,518,187	10,442,430
RFSF	5,015,706	5,897,942
RHCF	1,339,311	2,373,333
RHYS	17,241	81,760
RINF	141,230	826,347
RJNF	2,802,615	2,731,067
RLCE	1,200,792	989,785
RLCJ	2,642,055	2,736,190
RLF	25,627	717,127
RMED	991,700	1,889,044
RMEK	3,499,417	4,751,217
RNF	3,776,672	6,317,652
ROF	7,465,680	9,234,028
RPMF	7,776,812	9,426,065
RREF	5,995,224	6,283,781
RRF	318,410	618,972
RTEC	4,514,451	6,295,516
RTEL	1,006,047	1,035,959
RTF	16,843,094	17,290,774
RTRF	652,894	1,060,921
RUF	1,279,389	1,494,877
RUGB	5,619,503	6,391,966
RUTL	4,234,390	4,619,380
RVARS	327,360	919,163
RVCMD	983,613	1,285,105
RVF	15,254,018	15,989,960
RVIDD	1,727,155	1,900,890
RVIMC	457,181	464,554
RVISC	1,784,325	1,856,155
RVLCG	26,375,741	26,821,378
RVLCV	19,345,993	19,982,985
RVLDD	2,516,248	7,399,102
RVMCG	8,275,983	8,919,202
RVMCV	1,469,862	2,030,454
RVMFU	167,340	563,234
RVSCG	6,700,371	6,990,218
RVSCV	4,954,376	5,077,732

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

RVSDL	2,535,637	2,188,246
RVWDL	1,143,971	1,125,579
HTDEIA	95,885	111,837
HTIOIA	12,777	361
HTMCIA	89,128	46,885
AVIE2	131,146	167,003
IVBRA2	800,349	1,058,755
IVEW52	886,469	2,347,003
IVEW5I	279,013	110,267
OVAG	446,166	421,881
OVGSS	1,080,236	2,438,220
OVIG	317,932	370,210
OVSC	321,349	50,664
OVSCS	7,175,981	6,464,691
WRASP	857,541	1,894,540
WRENG	101,149	307,564
JABS	4,698,755	5,259,086
JAFBS	897,546	949,719
JAGSEI	380,498	44,262
JAGTS	6,211,738	10,493,952
JAIGS	217,523	85,489
JAMGS	4,007,764	2,439,271
JAWGS	45,218	338
LZREMI	111,188	64,379
LZREMS	872,972	888,878
LPVAI	55,243	58,324
LPVCA2	482,487	3,470,499
LPVCII	775,218	614,723
LPVCMI	68,473	141,361
LPWHY2	352,265	904,045
SBVI	239,442	342,611
SBVSG2	855,538	1,371,071
LACDV2	7,524,964	920,197
LACI2	279,539	4,430
LACIP2	688,850	43,839
LACIPS	15,375,932	644,548
LACMVS	3,705,535	155,478
LACU2	2,849,081	177,475
LACV2	8,723,929	1,401,369
LACVS	2,939,205	227,673
LJPCBT	5,117,027	675,322
LJPMVS	1,335,248	327,654
LJPSCS	337,532	307,434
LJPUES	2,222,289	1,049,719
LOVSDC	3,990,445	3,438,670
LOVTRC	2,153,194	1,904,493
M3GRES	465,470	249,513
MEGS	845,893	43,682
MMCGSC	1,627,316	594,833
MNDSC	61,597	23
MV2CBI	16,309	1,162
MV2RII	54,927	166,120
MV2RIS	520,651	121,418
MV3LMS	127,504	90,531
MV3MVI	72,700	35,715
MV3MVS	2,348,245	2,006,840
MVBRES	714,419	1,092,312
MVFIC	351,691	342,131
MVGTAS	31,885	209,352
MVIGIC	610,547	171,883

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

MVIGSC	1,875,018	821,418
MVITSI	3,187	3,299
MVIVSC	2,533,016	4,834,086
MVUSC	1,626,305	2,337,199
MGRFV	143,075	972,644
MSEMB	867,521	1,764,217
MSVEG2	15,562,649	15,632,376
MSVEM	162,390	26,403
MSVGT2	15,978	36,133
DTRTFB	985,846	692,968
EIF2	2,620,640	1,992,607
GBF	5,822,279	4,837,939
GBF2	1,255,641	1,125,423
GEM	319,947	497,356
GEM2	3,571,068	4,571,206
GVAAA2	11,215,328	15,376,448
GVABD2	3,244,220	3,394,551
GVAGG2	4,488,163	3,248,253
GVAGI2	9,921,866	10,765,624
GVAGR2	12,666,594	16,623,636
GVDMA	300,110	4,332,484
GVDMC	419,110	2,901,655
GVEX1	47,637,454	56,582,181
GVIDA	176,245	540,574
GVIDC	581,518	3,449,370
GVIDM	1,597,582	13,247,180
HIBF	874,765	973,431
IDPG2	535,304	316,176
IDPGI2	300,682	125,559
MCIF	28,787,785	26,795,774
MSBF	3,758,478	4,836,373
NAMAA2	844,702	980,612
NAMGI2	887,879	722,918
NCPG2	79,217	221,168
NCPGI2	290,594	358,574
NDESY	3,606,913	552,977
NIFY	1,918,358	612,897
NLCGY	6,968,379	1,728,378
NUSTLY	6,551,031	899,941
NVAMV2	130,429	559,071
NVAMVZ	2,756,369	2,824,647
NVBX	10,006,841	6,214,719
NVCBD2	693,426	558,896
NVCCA2	852,906	2,258,850
NVCCN2	898,320	2,385,882
NVCMA2	1,125,364	897,171
NVCMC2	839,737	1,859,883
NVCMD2	1,308,331	5,770,698
NVCRA2	1,330,665	839,359
NVCRB2	2,474,120	4,912,974
NVDBL2	710,576	2,428,418
NVDCA2	138,066	1,845,096
NVFIII	1,882,911	995,738
NVGEII	1,044,638	409,955
NVIE6	2,096,227	1,315,379
NVIX	6,592,510	4,729,858
NVLCPP	3,263,059	3,991,433
NVLCPY	72,988	3,194
NVMGA2	275,944	446,268
NVMIG6	290,249	1,145,616

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

NVMIVZ	601,819	1,051,996
NVMLG2	31,037,192	30,520,107
NVMM2	294,792,042	306,660,778
NVMMG1	5,202	41,280
NVMMG2	183,521	2,968,756
NVMMV2	987,740	1,329,944
NVNMO2	2,188,576	717,407
NVNSR2	226,795	566,380
NVOLG2	3,802,506	2,464,692
NVRE2	835,163	1,905,627
NVSIX2	16,906,080	14,998,305
NVSTB2	1,883,932	3,713,637
NVTIV3	25,765	98,553
SAM	1,432	19,383
SCF	263,664	1,745,954
SCF2	15,052,492	12,609,398
SCGF	1,045,518	1,790,566
SCGF2	5,830,358	5,881,800
SCVF	226,919	457,601
SCVF2	739,028	761,846
TRF	100,651	311,655
TRF2	1,763,808	2,063,020
NOTBBA	257,376	3,616,769
MNCPS2	448,899	2,728,529
MNHCBI	455,561	179,633
MNVFRI	224,007	95,690
MNWLGI	40,892	10,121
PSHYBI	129,752	35,197
PSTRBI	399,846	15,032
PMUBA	646,635	501,999
PMVAAD	378,424	1,347,590
PMVEBD	542,441	980,227
PMVFAD	231,420	388,023
PMVFHI	379,946	141,062
PMVFHV	295,742	293,355
PMVGBD	104,974	217,129
PMVHYD	1,841,838	2,951,895
PMVHYI	14,266	13
PMVII	3,220,456	991,307
PMVIV	4,358,963	3,778,676
PMVLAD	1,484,061	7,517,487
PMVLDI	194,820	133,092
PMVRA	123,502	240
PMVRI	639,768	236,836
PMVRSD	457,710	1,675,331
PMVRSI	365,210	79,060
PMVSTA	8,062,406	7,671,655
PMVSTI	1,179,788	295,495
PMVTRI	1,444,360	325,697
PNVCA1	75,476	38,483
PNVCB1	448,493	87,872
PNVDI1	183,786	15,928
PNVMC1	557,809	116,579
PNVSC1	26,215	7,946
PNVST1	350,230	2,476
PROA30	11,323,669	11,134,814
PROAHY	1,351,550	1,793,563
PROBIO	8,780,052	8,109,131
PROBL	17,983,237	18,519,592
PROBM	2,238,674	2,410,711

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

PROBNK	5,679,885	6,079,071
PROBR	377,479	254,383
PROCG	3,856,609	3,441,972
PROCS	4,269,457	4,750,534
PROE30	1,575,869	1,745,393
PROEM	6,168,618	7,840,099
PROFIN	7,479,459	7,885,382
PROGVP	1,282,854	1,469,804
PROHC	2,953,429	3,919,324
PROIND	5,644,409	5,697,957
PROINT	3,989,108	4,107,929
PROJP	9,839,539	10,373,914
PRON	10,940,566	11,772,705
PRONET	6,608,197	7,410,294
PROOG	10,289,609	12,742,806
PROPHR	6,213,380	6,284,730
PROPM	11,104,564	10,984,126
PRORRO	1,460,661	645,013
PROSCN	16,419,570	15,244,599
PROSEM	443,821	441,554
PROSIN	508,379	506,528
PROSN	746,484	751,268
PROTEC	6,917,456	7,990,961
PROTEL	7,981,734	8,241,804
PROUN	3,100,080	4,298,926
PROUSN	1,345,295	1,287,959
PROUTL	8,410,349	8,875,001
PVEIB	10,865,707	6,202,449
PVEIIA	642,752	283,463
PVGPB	368,651	967
PVIGIB	581,632	196,443
PVNOB	9,873,190	9,612,679
PVTIGB	560,206	92,188
TRBCGP	520,993	1,000,879
TRHS2	5,719,938	5,109,092
TRLT1	205,453	169,362
TRMCG2	21,047,288	19,429,130
VEEMS	56,585	125,850
VVGGS	2,746,118	3,682,275
VWHA	169,775	765,714
VWHAS	1,048,294	2,664,160
VVEI	75,492	18,316
VVHGB	4,049,197	594,090
VVI	737,661	630,366
VVMCI	1,411,692	723,885
VVSTC	1,713,693	419,724
VVTISI	2,315,658	499,655
VVTSM	2,548,057	1,471,971
VRVDRA	3,816,877	5,073,129

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2024, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2024. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a value or range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Hedged Allocation Portfolio: Class B (ALVBWB)
2024	0.65%	to	1.80%	33,716	$19.61	to	$16.73	$607,120	1.67%	7.87%	to	6.61%
2023	0.65%	to	1.80%	38,711	18.18	to	15.69	647,164	0.90%	11.93%	to	10.64%
2022	0.45%	to	1.80%	43,027	16.63	to	14.18	646,320	3.17%	-19.53%	to	-20.62%
2021	0.65%	to	1.80%	46,826	20.23	to	17.86	881,223	0.26%	12.63%	to	11.32%
2020	0.65%	to	1.80%	49,893	17.96	to	16.05	839,838	2.16%	8.54%	to	7.29%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)
2024	0.30%	to	1.35%	69,211	12.28	to	10.70	846,921	1.88%	12.68%	to	7.00%
2023	0.30%	to	0.35%	66,545	10.90	to	10.89	725,127	0.55%	11.69%	to	11.64%
2022	0.35%			8,055	9.75			78,567	1.39%	-4.53%
2021	0.35%			4,912	10.22			50,182	0.00%	2.16%			****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2024	1.00%	to	1.90%	29,629	9.92	to	9.33	288,080	2.41%	3.76%	to	2.81%
2023	0.65%	to	1.90%	28,903	9.75	to	9.08	270,778	0.43%	14.09%	to	12.66%
2022	0.65%	to	1.90%	46,516	8.55	to	8.06	386,258	4.53%	-14.35%	to	-15.43%
2021	0.65%	to	1.90%	36,750	9.98	to	9.53	359,002	1.61%	10.13%	to	8.75%
2020	1.00%	to	1.90%	32,817	8.98	to	8.76	293,112	1.53%	1.19%	to	0.27%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2024	0.85%	to	1.65%	88,630	11.63	to	11.56	1,027,956	0.00%	16.26%	to	15.63%	****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)
2024	0.35%			6,374	10.92			69,603	0.88%	9.63%
2023	0.35%			6,557	9.96			65,310	1.04%	16.77%
2022	0.35%			1,702	8.53			14,518	1.08%	-15.92%			****
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2023	0.35%			16,599	8.18			135,820	0.00%	16.08%
2022	0.35%			1,664	7.05			11,729	0.00%	-29.51%			****
Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)
2024	0.35%			13,874	18.08			250,789	0.00%	47.61%
2023	0.35%			9,280	12.25			113,642	0.00%	42.63%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 1 (WFVSG1)
2024	0.30%	to	0.35%	125,779	8.29	to	8.27	1,040,944	0.00%	18.71%	to	18.65%
2023	0.30%	to	0.35%	105,161	6.98	to	6.97	733,405	0.00%	4.04%	to	3.99%
2022	0.30%	to	0.35%	73,604	6.71	to	6.70	493,514	0.00%	-34.50%	to	-34.53%
2021	0.30%	to	0.35%	59,470	10.24			608,995	0.00%	2.43%	to	2.38%	****
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2024	0.45%	to	1.95%	319,199	18.12	to	15.30	5,246,745	3.79%	39.96%	to	37.84%
2023	0.45%	to	1.95%	362,468	12.95	to	11.10	4,297,494	2.91%	13.39%	to	11.69%
2022	0.45%	to	1.95%	430,473	11.42	to	9.94	4,545,718	4.17%	16.80%	to	15.04%
2021	0.45%	to	1.95%	437,123	9.78	to	8.64	3,972,933	2.70%	37.15%	to	35.09%
2020	0.45%	to	2.10%	341,104	7.13	to	6.33	2,278,842	2.95%	-25.46%	to	-26.70%
ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)
2024	0.45%	to	1.95%	64,760	23.39	to	20.05	1,394,415	8.97%	17.48%	to	15.70%
2023	0.45%	to	1.95%	64,037	19.91	to	17.33	1,181,822	0.00%	28.22%	to	26.29%
2022	0.45%	to	1.95%	76,479	15.53	to	13.72	1,110,264	11.28%	-29.23%	to	-30.29%
2021	0.45%	to	2.10%	107,419	21.94	to	19.47	2,216,508	4.46%	23.38%	to	21.33%
2020	0.45%	to	2.35%	109,055	17.78	to	15.80	1,836,492	9.95%	8.76%	to	6.68%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)
2024	0.35%			164,040	9.33			1,530,341	5.30%	0.63%
2023	0.35%			99,499	9.27			922,428	4.65%	2.85%
2022	0.35%			52,268	9.01			471,141	4.27%	-11.06%
2021	0.35%			35,368	10.13			358,443	1.86%	1.35%			****
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
2024	0.30%	to	0.35%	419,577	12.45	to	12.43	5,216,931	0.62%	31.56%	to	31.50%
2023	0.30%	to	0.35%	333,363	9.46	to	9.45	3,151,550	0.65%	38.40%	to	38.33%
2022	0.30%	to	0.35%	189,443	6.84	to	6.83	1,294,553	0.83%	-29.97%	to	-30.00%
2021	0.30%	to	0.35%	39,074	9.76			381,451	0.15%	-2.37%	to	-2.38%	****
American Funds Insurance Series(R) - The Bond Fund of America: Class 1 (AMVBA1)
2024	0.30%	to	0.35%	366,808	9.40	to	9.39	3,443,179	4.78%	1.19%	to	1.14%
2023	0.35%			279,195	9.28			2,591,072	3.97%	4.84%
2022	0.35%			181,391	8.85			1,605,712	4.04%	-12.57%
2021	0.35%			78,036	10.12			790,076	3.22%	1.25%			****
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2024	0.85%	to	1.65%	2,157,134	23.81	to	22.05	50,153,984	1.44%	17.84%	to	16.88%
2023	0.85%	to	1.65%	2,166,204	20.20	to	18.87	42,852,615	1.69%	15.98%	to	15.05%
2022	0.85%	to	1.65%	2,346,136	17.42	to	16.40	40,100,304	1.76%	-9.46%	to	-10.19%
2021	0.85%	to	1.65%	2,284,772	19.24	to	18.26	43,227,206	1.34%	26.43%	to	25.41%
2020	0.85%	to	1.65%	1,983,725	15.22	to	14.56	29,754,562	1.64%	7.55%	to	6.68%
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2024	0.45%	to	1.95%	1,397,419	15.60	to	13.37	20,296,087	3.17%	9.43%	to	7.78%
2023	0.45%	to	1.95%	1,456,346	14.25	to	12.41	19,404,462	2.73%	8.27%	to	6.64%
2022	0.45%	to	1.95%	1,349,337	13.16	to	11.63	16,732,703	2.47%	-7.79%	to	-9.18%
2021	0.45%	to	2.15%	1,543,177	14.28	to	12.63	20,883,727	2.54%	14.17%	to	12.22%
2020	0.45%	to	2.15%	1,449,565	12.51	to	11.25	17,289,157	2.66%	3.65%	to	1.88%
American Funds Insurance Series(R) - American Funds(R) Global Balanced Fund: Class 4 (AMVGL4)
2024	1.00%	to	1.55%	68,332	10.49	to	10.45	715,909	1.73%	4.92%	to	4.53%	****
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2024	0.45%	to	1.95%	340,478	19.20	to	16.08	6,015,396	0.84%	1.66%	to	0.12%
2023	0.45%	to	1.95%	349,659	18.89	to	16.06	6,099,507	0.03%	15.27%	to	13.53%
2022	0.45%	to	1.95%	394,439	16.39	to	14.15	5,999,386	0.00%	-30.01%	to	-31.06%
2021	0.45%	to	2.10%	412,454	23.41	to	20.25	9,016,392	0.00%	5.95%	to	4.19%
2020	0.45%	to	2.35%	351,661	22.10	to	19.06	7,278,436	0.13%	28.81%	to	26.35%
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)
2024	0.85%	to	1.65%	213,630	9.70	to	9.49	2,057,325	4.98%	-0.12%	to	-0.93%
2023	1.00%	to	1.65%	110,404	9.68	to	9.58	1,063,923	2.77%	1.86%	to	1.19%
2022	1.00%	to	1.65%	39,676	9.51	to	9.46	376,898	1.94%	-4.95%	to	-5.36%	****
American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)
2024	0.85%	to	1.35%	103,697	10.70	to	10.67	1,108,372	7.78%	7.01%	to	6.65%	****
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2024	0.85%	to	1.65%	726,619	12.56	to	11.64	8,931,806	0.97%	2.05%	to	1.22%
2023	0.85%	to	1.65%	780,341	12.31	to	11.50	9,412,669	1.02%	14.58%	to	13.66%
2022	0.85%	to	1.65%	913,396	10.75	to	10.11	9,623,870	1.54%	-21.69%	to	-22.32%
2021	0.85%	to	1.65%	930,701	13.72	to	13.02	12,573,067	2.37%	-2.55%	to	-3.33%
2020	0.85%	to	1.65%	831,519	14.08	to	13.47	11,549,767	0.46%	12.69%	to	11.78%
American Funds Insurance Series(R) - International Growth & Income Fund: Class 1 (AMVIG1)
2024	0.35%			1,482	10.15			15,048	2.70%	3.28%
2023	0.35%			1,494	9.83			14,688	2.91%	15.67%
2022	0.35%			538	8.50			4,572	0.04%	-15.30%
2021	0.30%	to	0.35%	102,392	10.04	to	10.03	1,027,367	3.60%	0.36%	to	0.33%	****
American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 1 (AMVM1)
2024	0.30%	to	0.35%	63,057	9.38	to	9.36	590,616	4.87%	0.62%	to	0.57%
2023	0.30%	to	0.35%	63,165	9.32	to	9.31	588,171	4.61%	3.72%	to	3.67%
2022	0.35%			41,674	8.98			374,168	1.40%	-10.07%
2021	0.35%			38,556	9.98			384,938	1.19%	-0.67%			****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - New World Fund: Class 1 (AMVNW1)
2024	0.30%	to	0.35%	215,700	9.60	to	9.58	2,068,529	1.80%	6.53%	to	6.48%
2023	0.30%	to	0.35%	189,461	9.01	to	9.00	1,705,597	1.94%	15.87%	to	15.81%
2022	0.30%	to	0.35%	134,009	7.78	to	7.77	1,041,489	1.70%	-22.09%	to	-22.13%
2021	0.30%	to	0.35%	96,965	9.98			967,765	1.32%	-0.17%	to	-0.20%	****
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2024	0.85%	to	1.65%	1,166,625	15.89	to	14.72	18,249,120	1.18%	5.42%	to	4.57%
2023	0.85%	to	1.65%	1,185,547	15.08	to	14.08	17,606,580	1.22%	14.69%	to	13.77%
2022	0.85%	to	1.65%	1,277,759	13.15	to	12.37	16,560,247	1.10%	-22.91%	to	-23.53%
2021	0.85%	to	1.65%	1,315,142	17.05	to	16.18	22,173,380	0.67%	3.74%	to	2.90%
2020	0.85%	to	1.65%	1,093,857	16.44	to	15.73	17,802,279	0.04%	22.25%	to	21.26%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
2024	1.15%	to	1.40%	7,431	17.09	to	16.47	123,728	5.50%	7.22%	to	6.95%
2023	0.95%	to	1.40%	7,781	25.39	to	15.40	124,210	5.33%	9.46%
2022	0.95%	to	1.40%	8,172	23.20	to	14.07	119,024	4.85%	-12.69%	to	-12.66%
2021	0.95%	to	1.40%	8,316	26.57	to	16.10	138,689	4.89%	4.02%	to	3.97%
2020	0.95%	to	1.60%	10,057	25.54	to	15.16	160,345	5.16%	0.55%	to	0.35%
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)
2024	1.00%	to	1.55%	31,945	11.24	to	11.20	358,803	0.39%	12.40%	to	11.99%	****
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class I (PIVFI)
2024	0.35%			18,662	12.93			241,258	0.75%	22.22%
2023	0.35%			12,715	10.58			134,496	0.85%	28.48%
2022	0.35%			13,483	8.23			111,002	1.04%	-17.67%			****
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)
2024	0.45%	to	1.90%	186,488	17.81	to	15.35	3,077,197	2.26%	10.86%	to	9.23%
2023	0.45%	to	1.90%	176,229	16.07	to	14.05	2,621,283	1.85%	14.80%	to	13.13%
2022	0.45%	to	1.90%	180,137	14.00	to	12.42	2,360,524	1.92%	-15.42%	to	-16.65%
2021	0.45%	to	1.90%	182,273	16.55	to	14.90	2,838,700	1.54%	11.20%	to	9.58%
2020	0.45%	to	1.95%	189,048	14.88	to	13.56	2,648,156	1.61%	13.84%	to	12.12%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2024	0.45%	to	1.95%	191,803	21.80	to	19.11	3,888,811	2.17%	9.21%	to	7.55%
2023	0.45%	to	1.95%	318,155	19.96	to	17.77	6,008,522	1.78%	11.49%	to	9.81%
2022	0.45%	to	1.95%	333,039	17.91	to	16.18	5,670,557	1.45%	-4.54%	to	-5.97%
2021	0.45%	to	1.95%	354,131	18.76	to	17.21	6,366,169	1.30%	19.76%	to	17.95%
2020	0.45%	to	2.10%	402,262	15.66	to	14.49	6,080,403	1.92%	3.10%	to	1.40%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class I (BRVEDI)
2024	0.30%	to	0.35%	348,300	15.30	to	15.27	5,323,244	2.76%	9.73%	to	9.67%
2023	0.30%	to	0.35%	278,171	13.94	to	13.92	3,875,134	2.12%	11.90%	to	11.85%
2022	0.30%	to	0.35%	207,121	12.46	to	12.45	2,578,956	1.71%	-4.13%	to	-4.18%
2021	0.30%	to	0.35%	193,695	13.00	to	12.99	2,516,738	1.31%	20.18%	to	20.12%	****
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2024	0.85%	to	1.65%	1,130,082	14.31	to	13.25	15,730,664	6.68%	6.93%	to	6.07%
2023	0.85%	to	1.65%	1,230,738	13.39	to	12.50	16,076,906	6.30%	11.98%	to	11.08%
2022	0.85%	to	1.65%	1,334,926	11.95	to	11.25	15,626,560	4.99%	-11.32%	to	-12.04%
2021	0.85%	to	1.65%	1,569,508	13.48	to	12.79	20,789,903	4.34%	4.33%	to	3.49%
2020	0.85%	to	1.65%	1,473,731	12.92	to	12.36	18,766,943	4.94%	6.10%	to	5.25%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
2024	0.30%	to	0.35%	213,898	11.68	to	11.65	2,493,608	6.78%	7.94%	to	7.88%
2023	0.30%	to	0.35%	179,463	10.82	to	10.80	1,939,284	6.41%	12.87%	to	12.81%
2022	0.30%	to	0.35%	145,234	9.59	to	9.58	1,390,932	5.08%	-10.62%	to	-10.66%
2021	0.30%	to	0.35%	93,268	10.72			999,815	2.65%	5.02%	to	4.97%	****
BlackRock Variable Series Funds, Inc. - BlackRock International Index V.I. Fund: Class I (BRVIII)
2024	0.30%	to	0.35%	94,020	10.26			964,706	9.33%	2.65%	to	2.60%	****
BlackRock Variable Series Funds, Inc. - BlackRock Government Money Market V.I. Fund: Class I (BRVMMI)
2024	0.35%			5,504	11.01			60,617	5.07%	4.65%
2023	0.30%	to	0.35%	65,313	10.54	to	10.52	687,585	4.82%	4.55%	to	4.49%
2022	0.30%	to	0.35%	38,768	10.08	to	10.07	390,521	1.61%	1.08%	to	1.03%
2021	0.30%	to	0.35%	17,989	9.97			179,337	0.00%	-0.27%	to	-0.31%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock Variable Series Funds, Inc. - BlackRock Small Cap Index V.I. Fund: Class I (BRVSII)
2024	0.30%	to	0.35%	232,555	13.57	to	13.54	3,151,492	2.07%	10.98%	to	10.92%
2023	0.30%	to	0.35%	189,039	12.23	to	12.21	2,309,150	1.66%	16.35%	to	16.29%
2022	0.30%	to	0.35%	117,396	10.51	to	10.50	1,232,795	1.27%	-20.70%	to	-20.74%
2021	0.30%	to	0.35%	74,333	13.25			984,617	2.20%	14.23%	to	14.17%	****
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I (BRVTR1)
2024	0.30%	to	0.35%	148,237	9.13	to	9.12	1,351,863	4.15%	1.08%	to	1.03%
2023	0.35%			65,161	9.03			588,079	3.72%	5.46%
2022	0.35%			34,667	8.56			296,666	2.10%	-14.36%
2021	0.35%			2,781	9.99			27,790	0.00%	-0.07%			****
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2024	0.45%	to	1.90%	1,061,587	10.45	to	9.20	10,433,303	4.12%	0.68%	to	-0.80%
2023	0.45%	to	1.95%	1,118,292	10.38	to	9.24	10,970,124	3.56%	4.95%	to	3.37%
2022	0.45%	to	2.15%	1,087,478	9.89	to	8.82	10,259,991	1.90%	-14.66%	to	-16.12%
2021	0.45%	to	2.15%	1,411,456	11.59	to	10.51	15,725,527	1.38%	-2.13%	to	-3.80%
2020	0.45%	to	2.15%	1,055,108	11.84	to	10.93	12,066,859	1.83%	8.05%	to	6.21%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2024	0.45%	to	1.95%	1,062,396	20.82	to	16.66	19,583,229	1.40%	8.43%	to	6.79%
2023	0.45%	to	1.95%	1,215,168	19.20	to	15.60	20,832,411	2.43%	11.99%	to	10.30%
2022	0.45%	to	1.95%	1,359,733	17.14	to	14.15	20,911,234	0.00%	-16.45%	to	-17.71%
2021	0.45%	to	2.10%	1,518,940	20.52	to	16.88	28,164,743	0.82%	5.94%	to	4.18%
2020	0.45%	to	2.35%	1,638,335	19.37	to	15.77	28,790,961	1.31%	20.17%	to	17.87%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2024	0.35%			4,413	11.78			51,983	0.46%	12.41%
2023	0.35%			2,528	10.48			26,494	0.74%	20.55%
2022	0.35%			1,330	8.69			11,562	0.70%	-13.07%			****
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2022	0.35%			755	7.90			5,963	0.55%	-23.14%			****
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2024	0.45%	to	1.95%	354,796	21.03	to	17.88	6,829,287	0.61%	11.82%	to	10.13%
2023	0.45%	to	1.95%	504,290	18.80	to	16.24	8,830,146	0.56%	17.46%	to	15.69%
2022	0.45%	to	1.95%	565,476	16.01	to	14.03	8,491,543	0.45%	-14.67%	to	-15.95%
2021	0.45%	to	2.15%	624,257	18.76	to	16.44	11,066,183	0.44%	25.00%	to	22.86%
2020	0.45%	to	2.50%	644,371	15.01	to	13.06	9,188,261	0.53%	7.36%	to	5.15%
Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)
2024	1.00%	to	1.65%	81,080	12.05	to	12.00	975,906	0.16%	20.53%	to	20.01%	****
Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class I (CVN1II)
2024	0.30%	to	0.35%	124,226	16.11	to	16.09	1,999,947	0.37%	24.83%	to	24.76%
2023	0.30%	to	0.35%	88,928	12.91	to	12.90	1,147,389	0.36%	53.94%	to	53.86%
2022	0.35%			6,358	8.38			53,293	0.24%	-16.18%	to	-16.18%	****
Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)
2024	0.85%	to	1.00%	24,069	11.39	to	11.38	273,981	0.29%	13.88%	to	13.76%	****
Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)
2024	0.30%	to	0.35%	1,715,794	17.40	to	17.37	29,829,529	1.44%	24.58%	to	24.51%
2023	0.30%	to	0.35%	1,431,422	13.97	to	13.95	19,979,681	1.48%	25.85%	to	25.78%
2022	0.30%	to	0.35%	1,029,341	11.10	to	11.09	11,419,450	1.27%	-18.36%	to	-18.40%
2021	0.30%	to	0.35%	634,116	13.60	to	13.59	8,620,266	0.66%	28.29%	to	28.22%	****
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 (CLSCV1)
2024	0.30%	to	0.35%	28,523	12.09	to	12.07	344,487	0.59%	8.54%	to	8.49%
2023	0.35%			20,825	11.13			231,704	0.73%	21.52%
2022	0.30%	to	0.35%	27,980	9.16			256,298	0.71%	-8.97%	to	-9.01%
2021	0.30%	to	0.35%	28,366	10.07	to	10.06	285,497	0.30%	0.67%	to	0.63%	****
Columbia Funds Variable Series Trust II - CTIVP(R) - American Century Diversified Bond Fund: Class 1 (CLVAB1)
2024	0.30%	to	0.35%	72,672	9.23	to	9.22	669,994	4.47%	1.47%	to	1.42%
2023	0.30%	to	0.35%	59,855	9.10	to	9.09	544,066	3.31%	5.27%	to	5.22%
2022	0.35%			8,879	8.64			76,678	3.09%	-13.64%			****
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Disciplined Core Fund: Class 1 (CLVDC1)
2021	0.30%	to	0.35%	8,689	11.54	to	11.53	100,218	0.00%	15.35%	to	15.32%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets: Class 1 (CLVEM1)
2024	0.30%	to	0.35%	110,369	6.62	to	6.61	730,428	1.23%	5.36%	to	5.31%
2023	0.30%	to	0.35%	72,538	6.29	to	6.28	455,515	0.10%	9.13%	to	9.07%
2022	0.30%	to	0.35%	59,340	5.76	to	5.75	341,605	0.00%	-33.10%	to	-33.13%
2021	0.30%	to	0.35%	47,094	8.61			405,356	0.00%	-13.90%	to	-13.94%	****
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)
2024	0.85%	to	1.55%	158,420	12.20	to	12.14	1,929,719	0.00%	21.98%	to	21.40%	****
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 1 (CLVHY1)
2024	0.30%	to	0.35%	8,980	10.92	to	10.90	97,995	6.31%	6.72%	to	6.67%
2023	0.35%			6,676	10.22			68,247	5.89%	11.80%
2022	0.35%			3,664	9.14			33,504	1.94%	-8.56%			****
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)
2024	0.45%	to	1.90%	327,058	13.22	to	11.81	4,100,381	6.02%	6.40%	to	4.84%
2023	0.45%	to	1.90%	325,197	12.43	to	11.27	3,855,754	5.50%	11.37%	to	9.75%
2022	0.45%	to	1.90%	334,252	11.16	to	10.27	3,580,773	4.36%	-11.18%	to	-12.47%
2021	0.85%	to	2.10%	478,912	12.33	to	11.62	5,786,814	5.30%	3.90%	to	2.59%
2020	0.85%	to	1.95%	267,640	11.87	to	11.39	3,121,291	3.77%	5.40%	to	4.23%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Intermediate Bond Fund: Class 1 (CLVIB1)
2024	0.30%	to	0.35%	95,276	9.11	to	9.10	866,972	5.00%	1.66%	to	1.61%
2023	0.30%	to	0.35%	72,576	8.96	to	8.95	649,846	3.16%	6.02%	to	5.97%
2022	0.35%			6,307	8.45			53,279	2.18%	-15.52%			****
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1 (CLVLD1)
2024	0.30%	to	0.35%	28,091	10.36	to	10.34	290,619	4.48%	4.44%	to	4.39%
2023	0.35%			19,923	9.91			197,379	3.42%	6.52%
2022	0.35%			15,473	9.30			143,913	0.81%	-6.40%
2021	0.35%			22,038	9.94			218,999	1.33%	-0.63%			****
Columbia Funds Variable Series Trust II - CTIVP(R) - Principal Blue Chip Growth Fund: Class 1 (CLVLG1)
2024	0.35%			943	13.15			12,403	0.00%	20.99%
2023	0.35%			1,067	10.87			11,597	0.00%	39.05%
2022	0.35%			1,206	7.82			9,428	0.00%	-28.26%
2021	0.30%	to	0.35%	33,964	10.90			370,122	0.00%	9.01%	to	8.97%	****
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)
2024	0.30%	to	0.35%	94,129	12.11	to	12.09	1,138,490	0.00%	12.52%	to	12.47%
2023	0.30%	to	0.35%	98,062	10.77	to	10.75	1,054,399	0.00%	5.08%	to	5.02%
2022	0.30%	to	0.35%	140,045	10.25	to	10.24	1,434,061	0.00%	-2.14%	to	-2.19%
2021	0.30%	to	0.35%	128,767	10.47			1,347,872	0.00%	4.70%	to	4.66%	****
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Partners Core Bond Fund: Class 1 (CLVPB1)
2024	0.35%			1,447	9.39			13,583	4.71%	1.89%
2023	0.35%			805	9.22			7,420	1.67%	5.93%
2022	0.35%			2,673	8.70			23,253	1.84%	-13.59%
2021	0.35%			2,501	10.07			25,180	1.19%	0.68%			****
Columbia Funds Variable Series Trust II - CTIVP(R) - Victory Sycamore Established Value Fund: Class 1 (CLVSE1)
2024	0.35%			15,770	12.28			193,679	0.00%	9.53%
2023	0.30%	to	0.35%	24,837	11.23	to	11.21	278,579	0.00%	9.59%	to	9.54%
2022	0.35%			12,207	10.24			124,959	0.00%	-3.09%
2021	0.35%			3,723	10.56			39,328	0.00%	5.64%			****
Columbia Funds Variable Series Trust II - CTIVP(R) - TCW Core Plus Bond Fund: Class 1 (CLVTB1)
2024	0.35%			29,212	9.26			270,579	4.10%	0.40%
2023	0.35%			25,581	9.23			236,012	2.45%	5.55%
2022	0.35%			11,817	8.74			103,295	1.39%	-12.59%			****
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)
2024	0.45%	to	1.95%	120,654	7.96	to	6.37	840,660	2.97%	4.35%	to	2.77%
2023	0.65%	to	1.95%	130,703	7.42	to	6.20	882,017	27.17%	-9.70%	to	-10.88%
2022	0.45%	to	1.95%	169,880	8.43	to	6.96	1,282,069	23.08%	15.51%	to	13.77%
2021	0.45%	to	1.95%	258,937	7.30	to	6.12	1,694,935	8.27%	27.33%	to	25.41%
2020	0.45%	to	2.15%	92,341	5.74	to	4.77	482,996	5.67%	-1.92%	to	-3.60%
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 2 (CSCRS2)
2024	0.30%	to	0.35%	32,246	15.12	to	15.09	486,930	3.05%	4.81%	to	4.75%
2023	0.30%	to	0.35%	31,613	14.43	to	14.40	455,623	19.84%	-9.17%	to	-9.21%
2022	0.30%	to	0.35%	27,581	15.88	to	15.87	437,732	15.84%	16.00%	to	15.94%
2021	0.30%	to	0.35%	22,477	13.69			307,675	8.12%	28.08%	to	28.01%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Delaware VIP Trust - Macquarie VIP Emerging Markets Series: Standard Class (DWVEMD)
2024	0.30%	to	0.35%	48,422	9.15	to	9.13	442,359	2.43%	4.77%	to	4.72%
2023	0.30%	to	0.35%	45,389	8.74	to	8.72	395,929	1.69%	13.45%	to	13.40%
2022	0.30%	to	0.35%	55,304	7.70	to	7.69	425,527	4.28%	-27.80%	to	-27.84%
2021	0.30%	to	0.35%	50,405	10.67	to	10.66	537,427	0.00%	-3.13%	to	-3.18%	****
Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (DWVSVS)
2024	0.85%	to	1.65%	512,969	18.33	to	16.98	9,179,253	0.99%	10.07%	to	9.18%
2023	0.85%	to	1.65%	539,493	16.65	to	15.55	8,781,038	0.63%	8.17%	to	7.30%
2022	0.85%	to	1.65%	574,359	15.40	to	14.49	8,663,459	0.56%	-13.10%	to	-13.80%
2021	0.85%	to	1.65%	626,525	17.72	to	16.81	10,901,797	0.59%	32.88%	to	31.81%
2020	0.85%	to	1.65%	478,912	13.33	to	12.76	6,286,352	0.98%	-3.01%	to	-3.79%
Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Standard Class (DWVSVT)
2024	0.35%			4,425	10.92			48,307	1.27%	10.93%
2023	0.35%			3,666	9.84			36,083	0.74%	9.06%
2022	0.35%			1,482	9.02			13,375	0.00%	-9.75%			****
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2024	0.30%	to	0.35%	143,268	14.11	to	14.09	2,019,501	4.22%	6.30%	to	6.25%
2023	0.30%	to	0.35%	150,180	13.28	to	13.26	1,992,486	6.32%	17.51%	to	17.45%
2022	0.30%	to	0.35%	109,236	11.30	to	11.29	1,233,682	4.21%	-3.75%	to	-3.79%
2021	0.30%	to	0.35%	83,732	11.74	to	11.73	982,756	6.38%	17.39%	to	17.34%	****
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2024	0.45%	to	1.95%	1,308,489	13.74	to	11.86	16,623,446	7.91%	7.19%	to	5.57%
2023	0.45%	to	1.95%	1,722,723	12.81	to	11.23	20,577,994	8.20%	10.71%	to	9.05%
2022	0.45%	to	2.00%	1,923,941	11.57	to	10.26	20,926,719	4.63%	-3.17%	to	-4.68%
2021	0.45%	to	2.45%	1,772,449	11.95	to	10.44	20,078,585	2.89%	3.16%	to	1.09%
2020	0.45%	to	2.50%	1,496,180	11.59	to	10.30	16,513,680	3.32%	1.54%	to	-0.55%
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)
2024	0.30%	to	0.35%	84,365	11.17	to	11.15	940,987	5.48%	5.95%	to	5.90%
2023	0.30%	to	0.35%	79,849	10.54	to	10.53	840,817	4.11%	12.38%	to	12.32%
2022	0.30%	to	0.35%	31,506	9.38	to	9.37	295,264	5.05%	-12.04%	to	-12.09%
2021	0.30%	to	0.35%	22,918	10.67	to	10.66	244,306	0.00%	4.53%	to	4.48%	****
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2024	0.30%	to	0.35%	31,942	9.88	to	9.87	315,250	2.83%	3.57%	to	3.52%
2023	0.35%			23,491	9.53			223,892	2.23%	5.77%
2022	0.35%	to	1.30%	7,442	9.01	to	17.78	69,677	2.59%	-9.59%	to	-10.45%
2021	1.30%			298	19.86			5,918	2.50%	-2.68%
2020	1.30%			298	20.40			6,080	2.70%	6.71%
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)
2024	0.85%	to	1.65%	167,896	9.35	to	8.93	1,553,961	3.52%	-0.28%	to	-1.09%
2023	0.85%	to	1.65%	178,480	9.38	to	9.03	1,658,332	2.57%	3.31%	to	2.47%
2022	0.85%	to	1.65%	223,243	9.08	to	8.81	2,012,725	1.77%	-13.29%	to	-13.99%
2021	0.85%	to	1.65%	192,717	10.47	to	10.24	2,005,792	2.31%	-2.88%	to	-3.66%
2020	1.00%	to	1.65%	151,476	10.75	to	10.63	1,624,390	1.78%	4.16%	to	3.48%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)
2024	0.45%	to	1.90%	9,528	19.95	to	16.32	176,567	1.84%	7.75%	to	6.17%
2023	0.45%	to	1.90%	14,985	18.51	to	15.37	255,316	1.82%	12.15%	to	10.52%
2022	0.45%	to	1.90%	19,636	16.51	to	13.91	298,816	1.59%	-15.53%	to	-16.76%
2021	0.45%	to	1.90%	27,220	19.54	to	16.71	489,819	1.15%	9.19%	to	7.60%
2020	0.45%	to	1.65%	57,816	17.90	to	15.92	943,182	1.92%	14.02%	to	12.65%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2024	0.45%	to	1.95%	4,345,358	23.04	to	20.20	91,943,994	1.73%	15.11%	to	13.36%
2023	0.45%	to	1.95%	4,244,700	20.01	to	17.82	78,515,543	1.60%	20.69%	to	18.88%
2022	0.45%	to	2.20%	3,897,640	16.58	to	14.74	60,212,024	1.05%	-18.55%	to	-19.98%
2021	0.45%	to	2.20%	4,475,134	20.36	to	18.42	85,419,031	0.77%	17.46%	to	15.40%
2020	0.45%	to	2.50%	3,704,255	17.33	to	15.73	60,588,079	1.44%	21.58%	to	19.08%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2024	0.85%	to	1.65%	1,581,717	22.95	to	28.96	42,099,227	0.03%	32.31%	to	31.24%
2023	0.85%	to	1.65%	1,518,512	17.35	to	22.07	31,113,049	0.29%	31.99%	to	30.93%
2022	0.85%	to	1.65%	1,366,016	13.14	to	16.85	21,382,281	0.28%	-27.11%	to	-27.70%
2021	0.85%	to	1.65%	1,262,094	18.03	to	23.31	27,161,051	0.02%	26.43%	to	25.41%
2020	0.85%	to	1.65%	886,805	14.26	to	18.59	15,643,328	0.06%	29.13%	to	28.09%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2024	0.45%	to	1.95%	313,392	22.05	to	19.04	6,280,965	1.53%	14.54%	to	12.80%
2023	0.45%	to	1.95%	418,808	19.25	to	16.88	7,413,288	1.82%	9.88%	to	8.23%
2022	0.45%	to	1.95%	406,938	17.52	to	15.59	6,600,863	1.66%	-5.67%	to	-7.09%
2021	0.45%	to	2.15%	457,886	18.57	to	16.55	7,956,568	1.62%	24.04%	to	21.93%
2020	0.45%	to	2.50%	502,245	14.97	to	13.30	7,092,335	1.52%	5.96%	to	3.78%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2024	0.30%	to	0.35%	195,677	12.23	to	12.21	2,390,774	1.94%	15.00%	to	14.94%
2023	0.30%	to	0.35%	166,888	10.64	to	10.63	1,773,773	2.79%	10.32%	to	10.26%
2022	0.35%			21,791	9.64			210,011	2.49%	-5.29%			****
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2024	0.45%	to	1.95%	712,493	12.74	to	11.51	8,658,634	1.22%	9.21%	to	7.56%
2023	0.45%	to	1.95%	744,260	11.66	to	10.70	8,329,077	1.96%	9.00%	to	7.36%
2022	0.45%	to	2.15%	765,931	10.70	to	9.87	7,914,486	1.55%	-20.73%	to	-22.08%
2021	0.45%	to	1.95%	731,605	13.50	to	12.77	9,609,784	2.10%	-2.85%	to	-4.31%
2020	0.45%	to	1.95%	434,546	13.90	to	13.34	5,917,466	0.72%	30.29%	to	28.33%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2024	0.45%	to	1.95%	2,809,041	42.15	to	36.39	110,145,403	0.00%	29.49%	to	27.53%
2023	0.45%	to	2.05%	2,996,240	32.55	to	28.29	91,338,534	0.00%	35.28%	to	33.11%
2022	0.45%	to	2.15%	3,410,903	24.06	to	21.08	77,409,287	0.35%	-24.98%	to	-26.26%
2021	0.45%	to	2.20%	3,670,127	32.07	to	28.50	111,764,591	0.00%	22.35%	to	20.20%
2020	0.45%	to	2.50%	3,639,474	26.21	to	23.30	91,117,920	0.04%	42.90%	to	39.96%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2024	0.45%	to	1.95%	1,029,175	27.76	to	24.34	26,752,835	1.29%	21.41%	to	19.57%
2023	0.45%	to	1.95%	1,066,533	22.87	to	20.36	23,010,583	1.52%	17.83%	to	16.06%
2022	0.45%	to	1.95%	1,050,627	19.40	to	17.54	19,390,402	1.45%	-5.60%	to	-7.02%
2021	0.45%	to	1.95%	1,065,151	20.56	to	18.86	20,965,167	2.47%	25.07%	to	23.19%
2020	0.45%	to	2.35%	777,749	16.43	to	15.02	12,309,181	2.00%	7.11%	to	5.07%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)
2024	0.45%	to	1.95%	72,759	13.42	to	11.59	884,735	3.43%	8.13%	to	6.49%
2023	0.45%	to	1.95%	96,824	12.42	to	10.88	1,100,470	6.16%	9.74%	to	8.09%
2022	0.45%	to	1.95%	93,350	11.31	to	10.07	979,553	4.20%	-12.07%	to	-13.39%
2021	0.45%	to	2.10%	137,461	12.87	to	11.51	1,658,357	4.94%	3.82%	to	2.10%
2020	0.45%	to	2.50%	181,153	12.39	to	11.01	2,123,146	5.51%	1.96%	to	-0.14%
Fidelity Variable Insurance Products - International Capital Appreciation Portfolio: Initial Class (FICAP)
2024	0.30%	to	0.35%	144,547	10.03	to	10.01	1,448,089	0.93%	7.87%	to	7.81%
2023	0.30%	to	0.35%	104,122	9.30	to	9.29	967,231	0.73%	27.12%	to	27.05%
2022	0.35%			20,403	7.31			149,131	0.50%	-26.65%
2021	0.35%			217	9.97			2,163	0.00%	-0.34%			****
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)
2024	0.30%	to	0.35%	533,597	9.34	to	9.32	4,978,510	3.60%	1.48%	to	1.43%
2023	0.30%	to	0.35%	431,592	9.20	to	9.19	3,969,451	3.72%	5.89%	to	5.83%
2022	0.30%	to	0.35%	143,375	8.69			1,245,776	3.31%	-13.22%	to	-13.26%
2021	0.35%			3,600	10.01			36,048	0.43%	0.13%			****
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2024	0.45%	to	1.95%	2,102,357	11.03	to	9.67	21,853,890	3.46%	1.04%	to	-0.49%
2023	0.45%	to	1.95%	1,977,713	10.92	to	9.72	20,464,964	2.48%	5.52%	to	3.94%
2022	0.45%	to	2.10%	1,817,139	10.35	to	9.26	17,928,233	2.01%	-13.60%	to	-15.03%
2021	0.45%	to	2.15%	2,013,073	11.98	to	10.86	23,145,397	1.90%	-1.34%	to	-3.03%
2020	0.45%	to	2.15%	1,701,489	12.14	to	11.20	19,910,489	2.39%	8.67%	to	6.82%
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)
2024	0.30%	to	0.35%	517,754	17.36	to	17.32	8,971,048	1.34%	24.52%	to	24.46%
2023	0.30%	to	0.35%	456,391	13.94	to	13.92	6,353,976	1.61%	25.82%	to	25.75%
2022	0.30%	to	0.35%	302,468	11.08	to	11.07	3,348,288	1.50%	-18.46%	to	-18.50%
2021	0.30%	to	0.35%	233,204	13.59	to	13.58	3,167,348	1.48%	28.19%	to	28.13%	****
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)
2024	0.30%	to	0.35%	116,859	11.43	to	11.42	1,334,213	0.65%	17.14%	to	17.08%
2023	0.30%	to	0.35%	81,037	9.76	to	9.75	790,209	0.97%	14.73%	to	14.67%
2022	0.35%			31,999	8.50			272,078	0.84%	-15.04%
2021	0.35%			3,973	10.01			39,762	0.61%	0.08%			****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)
2024	0.30%	to	0.35%	262,775	11.05	to	11.02	2,898,612	4.86%	4.76%	to	4.70%
2023	0.30%	to	0.35%	164,828	10.54	to	10.53	1,735,967	4.78%	4.60%	to	4.54%
2022	0.30%	to	0.35%	78,793	10.08	to	10.07	793,730	1.58%	1.15%	to	1.09%
2021	0.30%	to	0.35%	46,483	9.97	to	9.96	463,104	0.01%	-0.29%	to	-0.34%	****
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2024	0.85%	to	1.65%	182,062	29.64	to	28.55	5,333,578	2.09%	3.13%	to	2.29%
2023	0.85%	to	1.65%	192,339	28.74	to	27.91	5,472,962	2.48%	-0.15%	to	-0.96%
2022	0.85%	to	1.65%	203,298	28.79	to	28.17	5,808,354	2.29%	61.49%	to	60.19%
2021	0.85%	to	1.65%	105,719	17.83	to	17.59	1,874,783	3.16%	53.51%	to	52.28%
2020	0.85%	to	1.55%	76,157	11.61	to	11.56	882,491	6.59%	16.13%	to	15.58%	****
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2024	0.45%	to	1.95%	371,153	12.59	to	11.20	4,836,293	3.88%	5.77%	to	4.17%
2023	0.45%	to	1.95%	404,781	11.90	to	10.75	5,003,967	2.33%	10.39%	to	8.74%
2022	0.45%	to	1.95%	439,281	10.78	to	9.89	4,954,379	1.14%	-28.02%	to	-29.10%
2021	0.45%	to	1.95%	470,528	14.97	to	13.95	7,413,671	1.00%	38.02%	to	35.94%
2020	0.85%	to	1.85%	420,176	11.73	to	10.30	4,832,805	1.79%	-7.58%	to	-8.52%
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)
2024	1.00%	to	1.65%	173,117	11.50	to	11.38	1,986,285	8.22%	7.41%	to	6.70%
2023	1.00%	to	1.35%	62,962	10.71	to	10.69	673,742	7.87%	7.10%	to	6.85%	****
Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Initial Class (FVIII)
2024	0.30%	to	0.35%	209,833	11.91	to	11.88	2,493,604	3.03%	4.79%	to	4.74%
2023	0.30%	to	0.35%	194,898	11.36	to	11.34	2,211,287	3.09%	15.81%	to	15.75%
2022	0.30%	to	0.35%	167,015	9.81	to	9.80	1,636,944	2.58%	-16.27%	to	-16.31%
2021	0.30%	to	0.35%	93,793	11.72	to	11.71	1,098,625	4.55%	7.40%	to	7.34%	****
Fidelity Variable Insurance Products - Value Portfolio: Initial Class (FVP)
2024	0.30%	to	0.35%	151,449	12.90	to	12.88	1,952,595	1.41%	11.04%	to	10.98%
2023	0.30%	to	0.35%	131,006	11.62	to	11.61	1,521,643	1.73%	19.43%	to	19.37%
2022	0.30%	to	0.35%	69,540	9.73	to	9.72	676,456	1.75%	-4.40%	to	-4.45%
2021	0.35%			1,775	10.18			18,064	0.74%	1.77%			****
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Initial Class (FVSII)
2024	0.30%	to	0.35%	86,877	10.24	to	10.22	888,668	4.45%	5.76%	to	5.70%
2023	0.30%	to	0.35%	63,489	9.68	to	9.67	614,355	6.41%	9.08%	to	9.03%
2022	0.35%			19,648	8.87			174,309	4.83%	-11.57%
2021	0.35%			1,374	10.03			13,784	0.00%	0.32%			****
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)
2024	0.45%	to	1.95%	1,365,885	13.14	to	11.26	16,625,594	3.64%	5.30%	to	3.71%
2023	0.45%	to	1.95%	1,296,986	12.48	to	10.86	15,092,339	4.34%	8.69%	to	7.05%
2022	0.45%	to	2.20%	1,313,747	11.48	to	9.94	14,148,885	3.51%	-11.92%	to	-13.46%
2021	0.45%	to	2.20%	1,393,630	13.03	to	11.48	17,157,951	2.75%	3.07%	to	1.25%
2020	0.45%	to	2.20%	1,069,813	12.64	to	11.34	12,857,448	3.08%	6.68%	to	4.80%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2024	0.85%	to	1.55%	327,534	12.48	to	12.24	4,058,580	0.89%	8.23%	to	7.46%
2023	0.85%	to	1.55%	211,525	11.53	to	11.39	2,431,225	1.16%	19.58%	to	18.74%
2022	0.85%	to	1.55%	76,563	9.64	to	9.60	737,280	0.85%	-3.60%	to	-4.05%	****
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)
2024	0.85%	to	1.65%	201,899	13.12	to	12.64	2,618,687	1.80%	5.19%	to	4.34%
2023	0.85%	to	1.65%	176,358	12.47	to	12.11	2,176,861	0.00%	9.14%	to	8.27%
2022	1.00%	to	1.55%	108,828	11.38	to	11.22	1,234,815	2.59%	-9.08%	to	-9.59%
2021	0.85%	to	1.55%	58,730	12.55	to	12.41	733,501	1.38%	3.55%	to	2.82%
2020	1.00%	to	1.35%	12,510	12.11	to	12.08	151,457	3.84%	21.10%	to	20.81%	****
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2024	0.85%	to	1.90%	97,090	22.63	to	19.36	2,088,546	2.03%	8.22%	to	7.07%
2023	0.85%	to	1.90%	114,899	20.91	to	18.08	2,297,388	1.28%	13.64%	to	12.44%
2022	0.85%	to	1.90%	201,671	18.40	to	16.08	3,559,497	1.48%	-16.71%	to	-17.59%
2021	0.45%	to	1.90%	260,548	23.15	to	19.51	5,586,100	1.82%	11.18%	to	9.56%
2020	0.45%	to	1.95%	232,241	20.83	to	17.71	4,464,244	1.49%	11.24%	to	9.56%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2024	0.45%	to	1.95%	896,145	7.73	to	6.68	6,464,943	0.00%	-11.77%	to	-13.11%
2023	0.45%	to	1.95%	1,042,697	8.76	to	7.68	8,581,080	0.00%	2.42%	to	0.88%
2022	0.45%	to	1.95%	1,224,126	8.56	to	7.62	9,909,362	0.00%	-5.38%	to	-6.80%
2021	0.45%	to	2.15%	1,443,770	9.04	to	8.06	12,438,717	0.00%	-5.42%	to	-7.04%
2020	0.45%	to	2.15%	1,534,584	9.56	to	8.67	14,069,590	8.77%	-5.71%	to	-7.32%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2024	0.45%	to	1.95%	963,347	17.65	to	14.78	15,533,713	4.96%	6.72%	to	5.10%
2023	0.45%	to	1.95%	1,227,232	16.54	to	14.07	18,630,744	5.35%	8.14%	to	6.51%
2022	0.45%	to	1.95%	1,270,360	15.29	to	13.21	18,001,926	4.73%	-5.90%	to	-7.31%
2021	0.45%	to	2.15%	1,375,520	16.25	to	14.00	20,832,890	4.99%	16.23%	to	14.25%
2020	0.45%	to	2.45%	1,398,466	13.98	to	11.97	18,249,937	6.14%	0.24%	to	-1.77%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2024	0.45%	to	1.95%	342,312	20.45	to	17.13	6,286,267	1.68%	4.18%	to	2.60%
2023	0.45%	to	1.95%	400,708	19.63	to	16.70	7,139,407	2.49%	19.77%	to	17.97%
2022	0.45%	to	1.95%	449,562	16.39	to	14.15	6,755,188	1.32%	-5.18%	to	-6.60%
2021	0.45%	to	1.95%	541,574	17.28	to	15.15	8,678,801	2.64%	18.59%	to	16.81%
2020	0.45%	to	2.35%	505,678	14.58	to	12.57	6,876,196	2.37%	-4.89%	to	-6.71%
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)
2024	1.00%	to	1.35%	62,703	10.21	to	10.15	638,575	2.24%	0.35%	to	-0.01%
2023	1.00%	to	1.35%	25,759	10.18	to	10.15	261,721	0.00%	1.78%	to	1.54%	****
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2024	1.00%	to	1.90%	41,663	14.37	to	12.98	565,123	2.91%	10.64%	to	9.63%
2023	1.00%	to	1.95%	48,853	12.99	to	11.78	604,350	1.81%	14.42%	to	13.33%
2022	1.00%	to	1.90%	43,049	11.35	to	10.44	467,745	0.00%	-19.97%	to	-20.70%
2021	0.45%	to	2.45%	46,589	14.84	to	12.58	631,407	0.00%	15.65%	to	13.33%
2020	0.45%	to	2.45%	57,590	12.83	to	11.10	683,663	0.26%	3.64%	to	1.56%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2024	0.65%	to	1.85%	172,877	11.51	to	10.61	1,934,073	2.69%	2.61%	to	1.36%
2023	0.45%	to	1.90%	177,992	11.34	to	10.44	1,947,117	6.79%	7.29%	to	5.73%
2022	0.65%	to	1.65%	195,768	10.47	to	9.99	2,004,640	4.69%	-7.14%	to	-8.08%
2021	0.65%	to	1.65%	66,907	11.28	to	10.87	740,719	1.28%	4.15%	to	3.11%
2020	0.65%	to	1.65%	102,687	10.83	to	10.54	1,095,046	1.99%	6.03%	to	4.96%
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2024	0.45%	to	1.95%	333,612	14.51	to	12.15	4,328,420	7.32%	6.34%	to	4.73%
2023	0.45%	to	1.95%	411,827	13.64	to	11.60	5,060,358	3.63%	10.62%	to	8.96%
2022	0.45%	to	1.95%	441,055	12.33	to	10.65	4,940,323	2.43%	-1.30%	to	-2.78%
2021	0.45%	to	2.10%	583,120	12.50	to	10.81	6,657,164	2.57%	2.04%	to	0.35%
2020	0.65%	to	2.35%	965,068	12.06	to	10.56	10,891,147	6.23%	-0.64%	to	-2.34%
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2024	1.15%	to	1.90%	299,874	0.15	to	0.13	42,680	20.09%	-16.76%	to	-17.40%
2023	1.15%	to	1.90%	827,101	0.18	to	0.15	143,188	0.69%	-32.64%	to	-33.15%
2022	0.45%	to	1.95%	7,595,997	0.67	to	0.23	2,073,806	0.00%	34.23%	to	32.22%
2021	1.15%	to	1.90%	3,825,573	0.20	to	0.17	712,199	0.00%	-26.32%	to	-26.87%
2020	0.45%	to	1.90%	858,336	0.67	to	0.24	224,575	1.13%	-38.28%	to	-39.18%
Rydex Variable Trust - Biotechnology Fund (RBF)
2024	0.45%	to	1.95%	79,554	49.79	to	31.99	2,896,953	0.00%	-1.85%	to	-3.33%
2023	0.45%	to	1.95%	102,147	50.73	to	33.09	3,808,698	0.00%	5.06%	to	3.48%
2022	0.45%	to	2.15%	144,827	48.28	to	42.64	5,170,316	0.00%	-13.70%	to	-15.17%
2021	0.45%	to	2.15%	149,617	55.95	to	50.27	6,242,745	0.00%	0.97%	to	-0.76%
2020	0.45%	to	2.45%	190,890	55.42	to	36.44	8,008,261	0.00%	20.77%	to	18.34%
Rydex Variable Trust - Banking Fund (RBKF)
2024	0.65%	to	1.90%	72,224	11.24	to	11.78	932,879	2.39%	22.31%	to	20.76%
2023	0.65%	to	1.95%	143,069	9.19	to	9.64	1,531,755	1.07%	2.30%	to	0.97%
2022	0.65%	to	1.90%	161,352	8.98	to	9.66	1,712,267	1.29%	-17.55%	to	-18.59%
2021	0.65%	to	2.10%	187,887	10.89	to	10.76	2,431,801	0.62%	32.62%	to	30.69%
2020	0.45%	to	2.45%	194,077	8.44	to	5.90	1,908,403	0.91%	-8.88%	to	-10.71%
Rydex Variable Trust - Basic Materials Fund (RBMF)
2024	0.65%	to	1.95%	39,582	18.32	to	30.73	1,385,756	0.86%	-3.11%	to	-4.39%
2023	0.65%	to	1.95%	54,764	18.90	to	32.14	1,975,922	0.00%	8.26%	to	6.85%
2022	0.45%	to	2.15%	68,738	18.01	to	31.05	2,304,408	0.54%	-10.05%	to	-11.59%
2021	0.65%	to	2.15%	75,193	19.45	to	35.12	2,842,466	0.62%	22.14%	to	20.30%
2020	0.45%	to	2.15%	96,430	16.36	to	29.19	3,010,954	1.04%	19.21%	to	17.18%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Rydex Variable Trust - Consumer Products Fund (RCPF)
2024	0.65%	to	2.30%	92,304	29.59	to	32.42	3,460,363	1.45%	3.74%	to	2.00%
2023	0.65%	to	2.30%	115,634	28.53	to	31.78	4,198,591	1.33%	-3.93%	to	-5.52%
2022	0.45%	to	2.30%	151,603	30.63	to	33.64	5,785,887	0.70%	-1.35%	to	-3.18%
2021	0.45%	to	2.30%	169,936	31.05	to	34.75	6,532,549	0.85%	10.12%	to	8.07%
2020	0.45%	to	2.35%	172,021	28.20	to	31.86	6,289,917	0.88%	7.09%	to	5.05%
Rydex Variable Trust - Electronics Fund (RELF)
2024	1.15%	to	1.95%	334,459	61.71	to	51.08	20,023,252	0.00%	14.79%	to	13.86%
2023	0.90%	to	1.95%	355,101	51.57	to	44.87	18,524,879	0.00%	52.74%	to	51.74%
2022	0.90%	to	1.95%	87,349	33.76	to	29.57	2,924,023	0.00%	-33.65%	to	-34.01%
2021	0.45%	to	2.10%	153,634	56.16	to	52.22	7,699,966	0.00%	37.63%	to	35.35%
2020	0.45%	to	2.10%	168,183	40.81	to	38.58	6,186,422	0.00%	55.26%	to	52.69%
Rydex Variable Trust - Energy Fund (RENF)
2024	0.45%	to	1.95%	179,464	9.26	to	16.74	3,335,216	2.44%	-0.38%	to	-1.89%
2023	0.45%	to	1.95%	244,890	9.29	to	17.07	4,611,844	3.85%	1.16%	to	-0.36%
2022	0.45%	to	2.15%	344,175	9.19	to	17.98	6,462,360	0.60%	47.62%	to	45.11%
2021	0.45%	to	2.15%	413,034	6.22	to	12.39	5,345,184	0.73%	49.78%	to	47.23%
2020	0.45%	to	2.15%	302,618	4.15	to	8.41	2,632,060	1.36%	-34.47%	to	-35.59%
Rydex Variable Trust - Energy Services Fund (RESF)
2024	0.65%	to	1.95%	218,929	2.50	to	6.01	1,444,125	0.00%	-8.50%	to	-9.71%
2023	0.45%	to	1.95%	335,243	2.83	to	6.66	2,448,954	0.00%	3.97%	to	2.41%
2022	0.45%	to	2.15%	512,462	2.72	to	5.27	3,615,780	0.00%	41.92%	to	39.51%
2021	0.65%	to	2.15%	480,828	1.86	to	3.78	2,395,200	0.15%	16.74%	to	14.98%
2020	0.65%	to	2.15%	419,869	1.59	to	3.28	1,816,862	0.61%	-37.74%	to	-38.69%
Rydex Variable Trust - Financial Services Fund (RFSF)
2024	0.45%	to	1.95%	303,595	19.61	to	19.80	6,450,632	0.90%	21.71%	to	19.87%
2023	0.45%	to	1.95%	349,190	16.11	to	16.52	6,167,764	0.00%	13.39%	to	11.69%
2022	0.65%	to	2.20%	393,545	13.77	to	15.15	6,181,157	0.59%	-18.65%	to	-19.91%
2021	0.45%	to	2.20%	400,604	17.43	to	18.91	7,989,787	0.34%	34.65%	to	32.29%
2020	0.45%	to	2.20%	334,673	12.94	to	14.30	5,101,293	0.90%	-0.56%	to	-2.31%
Rydex Variable Trust - Health Care Fund (RHCF)
2024	0.45%	to	1.95%	144,332	38.40	to	34.00	5,564,335	0.00%	-0.31%	to	-1.82%
2023	0.45%	to	1.95%	165,136	38.52	to	34.63	6,433,408	0.00%	4.55%	to	2.98%
2022	0.45%	to	2.15%	233,865	36.84	to	38.51	8,815,073	0.00%	-12.40%	to	-13.89%
2021	0.45%	to	2.15%	251,262	42.05	to	44.73	10,858,323	0.00%	18.30%	to	16.28%
2020	0.45%	to	2.45%	284,724	35.55	to	27.68	10,497,842	0.00%	18.15%	to	15.77%
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
2024	0.45%	to	1.90%	21,361	13.74	to	11.84	273,873	4.40%	6.20%	to	4.64%
2023	0.45%	to	1.90%	27,676	12.94	to	11.32	333,311	1.98%	12.19%	to	10.56%
2022	0.45%	to	1.90%	40,032	11.53	to	10.24	432,423	1.57%	-11.88%	to	-13.16%
2021	0.45%	to	1.90%	45,106	13.09	to	11.79	556,588	0.00%	1.23%	to	-0.24%
2020	0.45%	to	1.90%	184,434	12.93	to	11.82	2,315,715	2.72%	-0.92%	to	-2.36%
Rydex Variable Trust - Internet Fund (RINF)
2024	0.45%	to	2.20%	46,591	48.21	to	58.43	3,058,281	0.00%	22.84%	to	20.67%
2023	0.45%	to	2.20%	57,687	39.24	to	48.42	3,123,176	0.00%	46.72%	to	44.15%
2022	0.45%	to	2.20%	66,150	26.75	to	33.59	2,451,684	0.00%	-45.09%	to	-46.05%
2021	0.45%	to	2.20%	76,346	48.71	to	62.26	5,196,891	0.00%	-5.09%	to	-6.76%
2020	0.45%	to	2.20%	90,216	51.32	to	66.77	6,526,982	0.00%	59.49%	to	56.69%
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2024	1.15%	to	1.95%	430,772	3.09	to	2.59	1,230,969	4.87%	15.55%	to	14.61%
2023	0.45%	to	1.95%	427,673	3.34	to	2.26	1,098,053	0.00%	3.76%	to	2.21%
2022	0.45%	to	1.95%	725,767	3.22	to	2.21	1,812,628	0.00%	45.55%	to	43.37%
2021	0.45%	to	2.00%	602,139	2.21	to	1.53	1,032,285	0.00%	0.51%	to	-1.05%
2020	0.45%	to	1.95%	245,369	2.20	to	1.56	424,496	0.40%	-21.44%	to	-22.63%
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2024	1.15%	to	1.60%	61,231	13.58	to	12.21	778,221	6.25%	-4.12%	to	-4.56%
2023	1.15%	to	1.60%	47,414	14.16	to	12.80	634,794	0.29%	18.72%	to	18.18%
2022	0.45%	to	1.90%	56,030	7.22	to	10.15	626,523	0.00%	-13.46%	to	-14.72%
2021	1.15%	to	1.60%	60,403	13.88	to	12.66	800,634	0.24%	17.35%	to	16.82%
2020	1.15%	to	1.60%	55,216	11.83	to	10.84	633,490	1.79%	-0.92%	to	-1.37%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)
2024	1.15%	to	1.90%	20,525	18.67	to	15.64	368,137	4.07%	-0.16%	to	-0.92%
2023	1.15%	to	1.90%	26,071	18.69	to	15.78	468,749	0.06%	32.92%	to	31.92%
2022	1.15%	to	1.90%	22,521	14.06	to	11.96	306,037	0.00%	-43.65%	to	-44.08%
2021	0.45%	to	2.10%	29,993	21.83	to	31.07	738,541	0.00%	-14.48%	to	-15.90%
2020	0.45%	to	2.10%	50,796	25.53	to	36.94	1,451,433	0.92%	39.83%	to	37.52%
Rydex Variable Trust - Leisure Fund (RLF)
2024	0.65%	to	2.30%	53,265	28.75	to	35.14	2,387,524	0.06%	15.73%	to	13.80%
2023	0.65%	to	2.30%	68,103	24.84	to	30.88	2,662,924	0.00%	21.69%	to	19.68%
2022	0.65%	to	2.30%	74,475	20.41	to	25.80	2,407,685	0.00%	-28.04%	to	-29.23%
2021	0.65%	to	2.30%	90,278	28.36	to	36.46	4,069,906	0.00%	0.27%	to	-1.40%
2020	0.45%	to	2.30%	66,759	29.06	to	36.98	3,012,011	0.00%	20.47%	to	18.23%
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2024	1.15%	to	1.95%	23,919	82.37	to	68.18	1,859,774	0.62%	13.93%	to	13.00%
2023	1.15%	to	1.95%	35,524	72.30	to	60.34	2,437,045	0.00%	17.48%	to	16.53%
2022	0.45%	to	1.95%	36,920	31.14	to	51.78	2,148,947	0.00%	-23.54%	to	-24.70%
2021	0.45%	to	1.95%	43,553	40.73	to	68.76	3,337,529	0.00%	34.64%	to	32.62%
2020	0.45%	to	2.15%	40,089	30.25	to	51.31	2,329,092	1.11%	10.19%	to	8.31%
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2024	0.45%	to	1.95%	22,433	27.48	to	38.90	1,012,704	1.47%	10.45%	to	8.78%
2023	0.45%	to	1.95%	56,544	24.88	to	35.76	2,254,582	0.00%	19.24%	to	17.45%
2022	1.15%	to	1.95%	40,008	36.19	to	30.45	1,388,190	0.00%	-34.22%	to	-34.75%
2021	0.45%	to	2.10%	75,503	31.50	to	51.94	3,805,228	0.06%	18.46%	to	16.50%
2020	0.45%	to	2.15%	128,767	26.59	to	44.18	5,512,276	0.00%	19.50%	to	17.46%
Rydex Variable Trust - Nova Fund (RNF)
2024	0.45%	to	2.30%	123,887	60.16	to	73.37	8,695,805	0.00%	32.16%	to	29.69%
2023	0.65%	to	2.30%	160,224	44.05	to	56.57	8,553,792	0.00%	34.20%	to	31.98%
2022	0.65%	to	2.30%	191,034	32.82	to	42.87	7,645,609	0.45%	-30.72%	to	-31.87%
2021	0.45%	to	2.10%	290,101	48.77	to	65.36	16,883,307	0.33%	41.54%	to	39.20%
2020	0.65%	to	2.10%	246,736	33.54	to	46.95	10,339,661	0.83%	19.25%	to	17.51%
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
2024	0.45%	to	1.95%	180,703	89.33	to	95.27	19,187,077	0.20%	23.34%	to	21.48%
2023	0.45%	to	1.95%	200,490	72.43	to	78.43	17,457,420	0.00%	52.53%	to	50.25%
2022	0.45%	to	2.10%	209,407	47.48	to	54.13	12,102,704	0.00%	-34.44%	to	-35.52%
2021	0.45%	to	2.15%	272,926	72.42	to	83.16	24,255,042	0.00%	24.98%	to	22.85%
2020	0.45%	to	2.35%	304,095	57.95	to	65.30	21,830,905	0.26%	44.31%	to	41.56%
Rydex Variable Trust - Precious Metals Fund (RPMF)
2024	0.45%	to	2.30%	258,842	8.43	to	10.99	4,203,036	1.90%	7.63%	to	5.61%
2023	0.45%	to	2.30%	369,346	7.83	to	10.40	5,567,667	0.33%	3.36%	to	1.44%
2022	0.45%	to	2.30%	386,013	7.58	to	10.26	5,668,950	0.46%	-11.48%	to	-13.13%
2021	0.45%	to	2.30%	427,483	8.56	to	11.81	7,241,760	3.85%	-9.60%	to	-11.28%
2020	0.45%	to	2.30%	435,154	9.47	to	13.31	8,191,391	4.83%	33.69%	to	31.22%
Rydex Variable Trust - Real Estate Fund (RREF)
2024	0.45%	to	2.30%	61,481	17.00	to	20.82	1,721,658	1.22%	4.56%	to	2.61%
2023	0.95%	to	2.30%	71,318	27.00	to	20.29	1,931,735	1.34%	8.71%	to	7.79%
2022	0.95%	to	2.30%	88,148	24.83	to	18.82	2,188,477	0.90%	-28.44%	to	-29.07%
2021	0.45%	to	2.30%	142,071	20.48	to	26.53	4,887,612	0.58%	33.47%	to	30.99%
2020	0.45%	to	2.30%	109,942	15.35	to	20.26	2,860,210	2.93%	-6.24%	to	-7.99%
Rydex Variable Trust - Retailing Fund (RRF)
2024	1.15%	to	1.95%	26,038	50.66	to	41.94	1,244,594	0.00%	15.25%	to	14.31%
2023	0.95%	to	1.95%	32,544	41.78	to	36.69	1,354,694	0.00%	14.92%	to	14.29%
2022	0.95%	to	1.95%	47,387	36.36	to	32.10	1,713,094	0.00%	-27.64%	to	-27.95%
2021	0.95%	to	1.95%	46,016	50.24	to	44.56	2,299,169	0.00%	10.34%	to	9.57%
2020	0.45%	to	1.95%	53,681	35.62	to	40.67	2,424,484	0.00%	43.02%	to	40.87%
Rydex Variable Trust - Technology Fund (RTEC)
2024	0.45%	to	1.95%	127,565	58.17	to	63.58	9,275,143	0.00%	23.41%	to	21.54%
2023	0.45%	to	1.95%	159,994	47.14	to	52.32	9,462,572	0.00%	48.35%	to	46.12%
2022	0.65%	to	2.15%	199,590	30.80	to	36.74	7,897,769	0.00%	-36.67%	to	-37.62%
2021	0.45%	to	2.15%	252,767	50.07	to	58.90	15,900,964	0.00%	19.96%	to	17.91%
2020	0.45%	to	2.15%	259,151	41.74	to	49.95	13,748,517	0.00%	48.58%	to	46.04%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Rydex Variable Trust - Telecommunications Fund (RTEL)
2024	0.65%	to	1.65%	30,355	10.04	to	9.89	323,935	0.79%	14.97%	to	13.81%
2023	0.65%	to	1.65%	33,017	8.73	to	8.69	308,432	0.80%	5.61%	to	4.55%
2022	0.65%	to	1.90%	47,633	8.27	to	7.87	423,420	0.75%	-26.33%	to	-27.26%
2021	0.65%	to	1.90%	49,216	11.22	to	10.82	597,941	0.67%	8.27%	to	6.91%
2020	0.65%	to	2.15%	46,954	10.36	to	14.80	530,215	0.83%	8.78%	to	7.14%
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
2024	0.45%	to	1.90%	121,049	74.90	to	78.50	10,902,556	0.67%	41.61%	to	39.54%
2023	0.45%	to	1.90%	134,445	52.89	to	56.26	8,584,772	0.08%	44.39%	to	42.30%
2022	0.45%	to	2.15%	88,573	36.63	to	54.68	3,910,041	0.00%	-40.04%	to	-41.07%
2021	0.45%	to	2.15%	258,527	61.10	to	92.79	19,259,995	0.00%	57.58%	to	54.89%
2020	0.45%	to	2.15%	181,780	38.77	to	59.91	8,520,507	0.48%	17.57%	to	15.56%
Rydex Variable Trust - Transportation Fund (RTRF)
2024	1.15%	to	2.30%	38,897	45.18	to	33.07	1,667,607	0.22%	0.38%	to	-0.79%
2023	0.90%	to	2.30%	48,269	43.25	to	33.34	2,074,562	0.00%	22.78%	to	21.63%
2022	0.90%	to	2.30%	58,070	35.23	to	27.41	2,032,752	0.00%	-35.96%	to	-36.52%
2021	0.90%	to	2.30%	65,430	55.00	to	43.17	3,545,668	0.00%	20.72%	to	19.37%
2020	0.90%	to	2.30%	77,993	45.56	to	36.17	3,516,608	0.18%	38.76%	to	37.39%
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2024	1.15%	to	1.90%	286,171	0.58	to	0.49	158,119	16.68%	-14.11%	to	-14.77%
2023	0.45%	to	1.90%	681,677	1.17	to	0.57	459,118	2.14%	-15.33%	to	-16.57%
2022	0.45%	to	1.95%	1,714,536	1.38	to	0.68	1,330,192	0.00%	16.07%	to	14.33%
2021	0.45%	to	1.90%	1,437,106	1.19	to	0.60	949,353	0.00%	-24.78%	to	-25.88%
2020	1.15%	to	1.90%	485,397	0.93	to	0.81	434,739	0.40%	-25.89%	to	-26.45%
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2024	0.45%	to	1.95%	123,941	11.81	to	10.35	1,463,943	3.24%	-12.85%	to	-14.17%
2023	0.45%	to	1.95%	201,866	13.55	to	12.06	2,704,068	2.95%	-1.47%	to	-2.95%
2022	0.45%	to	1.95%	207,771	13.76	to	12.43	2,848,902	1.65%	-41.10%	to	-41.99%
2021	0.45%	to	1.95%	135,702	23.36	to	21.43	3,220,502	0.33%	-7.91%	to	-9.30%
2020	0.45%	to	2.15%	221,966	25.36	to	20.09	5,806,158	0.13%	21.40%	to	19.33%
Rydex Variable Trust - Utilities Fund (RUTL)
2024	1.15%	to	2.20%	88,836	27.12	to	30.92	2,279,462	1.22%	18.47%	to	17.21%
2023	0.90%	to	2.20%	107,050	21.96	to	26.38	2,327,566	1.48%	-8.40%	to	-9.16%
2022	0.90%	to	2.20%	177,432	23.98	to	29.04	4,191,317	0.54%	-0.28%	to	-1.18%
2021	0.45%	to	2.20%	149,007	22.78	to	29.39	3,548,052	1.97%	14.01%	to	12.00%
2020	0.45%	to	2.35%	134,745	19.98	to	25.54	2,821,210	1.70%	-5.56%	to	-7.36%
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2024	0.45%	to	1.95%	201,685	10.35	to	8.50	1,911,710	4.70%	-4.10%	to	-5.55%
2023	0.45%	to	1.95%	266,705	10.79	to	9.00	2,664,104	2.80%	3.90%	to	2.34%
2022	0.45%	to	1.95%	297,870	10.39	to	8.79	2,883,289	1.17%	-3.83%	to	-5.28%
2021	0.45%	to	2.10%	318,654	10.80	to	9.05	3,235,607	0.00%	7.62%	to	5.83%
2020	0.45%	to	2.15%	351,877	10.03	to	8.49	3,344,213	1.29%	6.91%	to	5.08%
Rydex Variable Trust - Commodities Strategy Fund (RVCMD)
2024	0.45%	to	1.90%	483,482	4.01	to	2.39	1,276,396	4.51%	7.80%	to	6.22%
2023	0.45%	to	1.90%	632,576	3.72	to	2.25	1,562,983	9.83%	-6.66%	to	-8.02%
2022	0.45%	to	1.90%	831,516	3.98	to	2.45	2,218,769	5.11%	22.33%	to	20.55%
2021	0.45%	to	2.00%	840,851	3.26	to	2.00	1,853,795	0.00%	38.92%	to	36.76%
2020	0.65%	to	2.35%	485,852	2.28	to	1.38	786,420	0.81%	-23.22%	to	-24.54%
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2024	0.45%	to	1.95%	34,683	323.81	to	281.44	11,285,254	0.00%	41.26%	to	39.12%
2023	0.45%	to	1.95%	37,830	229.23	to	202.30	8,725,557	0.00%	115.16%	to	111.94%
2022	1.15%	to	2.15%	34,221	113.44	to	153.72	3,708,787	0.00%	-61.49%	to	-61.88%
2021	0.45%	to	2.15%	186,634	274.71	to	403.26	53,505,625	0.00%	52.76%	to	50.15%
2020	0.45%	to	2.15%	227,318	179.83	to	268.56	43,001,187	0.27%	86.03%	to	82.85%
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2024	1.15%	to	1.90%	1,316,790	0.05	to	0.04	61,985	6.43%	-16.90%	to	-17.55%
2023	1.15%	to	1.90%	5,035,419	0.06	to	0.05	291,639	0.35%	-19.20%	to	-19.81%
2022	1.15%	to	1.90%	12,770,490	0.08	to	0.07	914,203	0.00%	3.86%	to	3.06%
2021	1.15%	to	1.90%	40,092,956	0.07	to	0.06	2,588,219	0.00%	-36.07%	to	-36.56%
2020	1.15%	to	1.90%	21,007,091	0.11	to	0.10	2,139,310	0.23%	-46.39%	to	-46.80%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2024	1.15%	to	1.90%	55,526	0.62	to	0.53	32,243	3.88%	-7.44%	to	-8.15%
2023	1.15%	to	1.90%	74,602	0.67	to	0.58	47,685	0.38%	-10.09%	to	-10.76%
2022	1.15%	to	1.95%	144,713	0.74	to	0.64	101,368	0.00%	7.82%	to	6.95%
2021	1.15%	to	1.90%	105,207	0.69	to	0.60	69,338	0.00%	-24.12%	to	-24.69%
2020	1.15%	to	1.90%	139,170	0.91	to	0.80	119,699	0.86%	-25.76%	to	-26.32%
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2024	1.15%	to	1.85%	260,167	0.59	to	0.51	146,094	5.00%	-6.73%	to	-7.40%
2023	1.15%	to	1.95%	400,925	0.63	to	0.54	242,869	0.00%	-12.25%	to	-12.96%
2022	0.45%	to	1.95%	897,880	1.11	to	0.62	659,488	0.00%	16.84%	to	15.08%
2021	0.45%	to	2.20%	256,040	0.95	to	0.52	149,920	0.00%	-18.85%	to	-20.28%
2020	1.15%	to	2.20%	329,551	0.77	to	0.65	240,021	0.94%	-31.60%	to	-32.33%
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2024	0.45%	to	2.30%	260,958	44.82	to	34.61	10,809,921	0.06%	26.10%	to	23.74%
2023	0.45%	to	2.30%	272,696	35.55	to	27.97	8,983,052	0.00%	5.99%	to	4.03%
2022	0.45%	to	2.30%	360,214	33.54	to	26.89	11,336,193	0.00%	-28.67%	to	-30.00%
2021	0.45%	to	2.30%	511,663	47.02	to	38.41	22,803,884	0.00%	27.01%	to	24.65%
2020	0.45%	to	2.45%	506,025	37.02	to	28.87	17,907,009	0.00%	26.75%	to	24.21%
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2024	0.45%	to	2.30%	311,169	27.39	to	25.73	9,504,751	1.27%	10.34%	to	8.28%
2023	0.45%	to	2.30%	335,182	24.82	to	23.77	9,312,950	1.38%	5.81%	to	3.85%
2022	0.45%	to	2.30%	488,581	23.46	to	22.89	12,987,231	0.87%	-2.99%	to	-4.79%
2021	0.45%	to	2.30%	449,644	24.18	to	24.04	12,472,052	0.68%	31.72%	to	29.28%
2020	0.45%	to	2.45%	506,122	18.36	to	15.54	10,674,389	1.81%	-10.96%	to	-12.75%
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
2024	1.15%	to	1.95%	31,210	78.39	to	66.28	2,356,163	1.05%	19.24%	to	18.27%
2023	0.45%	to	1.95%	108,187	50.15	to	56.04	6,802,279	0.27%	23.01%	to	21.16%
2022	0.45%	to	2.15%	180,273	40.77	to	44.52	9,248,834	0.00%	-20.85%	to	-22.20%
2021	0.45%	to	2.15%	116,657	51.51	to	57.22	7,398,695	0.00%	39.97%	to	37.58%
2020	0.45%	to	2.15%	207,056	36.80	to	41.59	9,507,040	0.73%	1.27%	to	-0.46%
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2024	0.45%	to	2.30%	113,570	35.01	to	30.97	4,226,648	0.00%	15.63%	to	13.47%
2023	0.45%	to	2.30%	128,560	30.28	to	27.29	4,187,583	0.00%	14.16%	to	12.05%
2022	0.45%	to	2.30%	141,466	26.52	to	24.36	4,081,796	0.00%	-22.97%	to	-24.40%
2021	0.45%	to	2.30%	176,287	34.43	to	32.22	6,647,935	0.00%	11.71%	to	9.63%
2020	0.45%	to	2.45%	220,875	30.82	to	23.71	7,471,687	0.00%	29.88%	to	27.27%
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2024	0.45%	to	2.30%	103,788	32.53	to	32.36	3,960,626	0.08%	3.95%	to	2.00%
2023	0.45%	to	2.30%	124,983	31.30	to	31.72	4,595,845	0.00%	27.25%	to	24.90%
2022	0.45%	to	2.30%	166,059	24.60	to	25.40	4,858,527	1.06%	-5.64%	to	-7.39%
2021	0.45%	to	2.30%	190,860	26.07	to	27.43	5,944,187	0.08%	30.66%	to	28.24%
2020	0.45%	to	2.45%	223,468	19.95	to	16.49	5,356,994	0.41%	6.93%	to	4.78%
Rydex Variable Trust - Global Managed Futures Fund (RVMFU)
2024	0.45%	to	1.95%	234,654	8.42	to	6.60	1,730,654	2.56%	-0.09%	to	-1.60%
2023	0.45%	to	1.95%	293,973	8.43	to	6.71	2,178,392	3.60%	3.34%	to	1.78%
2022	0.45%	to	1.95%	389,155	8.16	to	6.59	2,813,762	2.41%	10.78%	to	9.12%
2021	0.45%	to	2.15%	448,529	7.37	to	5.88	2,970,223	0.00%	0.49%	to	-1.23%
2020	0.45%	to	2.15%	509,976	7.33	to	5.96	3,374,854	3.80%	2.14%	to	0.39%
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2024	0.45%	to	1.90%	97,825	27.65	to	27.46	2,959,129	0.00%	7.70%	to	6.12%
2023	0.45%	to	1.90%	107,788	25.67	to	25.88	3,063,697	0.09%	16.94%	to	15.25%
2022	0.45%	to	1.90%	120,850	21.95	to	22.45	2,972,512	0.00%	-30.21%	to	-31.23%
2021	0.45%	to	2.10%	147,620	31.46	to	31.50	5,216,845	0.00%	18.62%	to	16.66%
2020	0.45%	to	2.45%	219,164	26.52	to	20.69	6,592,627	0.00%	15.24%	to	12.92%
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2024	0.45%	to	1.95%	91,483	23.83	to	23.66	2,397,238	0.00%	3.27%	to	1.71%
2023	0.45%	to	1.95%	98,603	23.07	to	23.27	2,513,866	0.00%	20.52%	to	18.71%
2022	0.45%	to	2.10%	127,609	19.14	to	19.05	2,737,710	0.00%	-8.65%	to	-10.16%
2021	0.45%	to	2.10%	164,324	20.96	to	21.20	3,885,295	0.00%	42.77%	to	40.40%
2020	0.45%	to	2.45%	143,376	14.68	to	11.15	2,378,952	0.00%	-6.39%	to	-8.27%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2024	1.15%	to	2.30%	88,324	9.44	to	7.53	779,283	2.84%	19.61%	to	18.21%
2023	0.45%	to	2.30%	48,236	10.10	to	6.37	367,933	0.27%	0.73%	to	-1.14%
2022	0.95%	to	2.30%	141,711	7.54	to	6.45	1,102,319	0.00%	14.15%	to	13.02%
2021	0.45%	to	2.30%	153,678	8.71	to	5.70	1,049,315	0.00%	10.60%	to	8.54%
2020	0.45%	to	2.30%	47,917	7.87	to	5.26	292,170	0.68%	-14.42%	to	-16.01%
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2024	1.15%	to	1.60%	44,142	3.66	to	3.35	158,237	5.74%	-14.21%	to	-14.60%
2023	1.15%	to	1.60%	44,928	4.27	to	3.93	184,281	0.06%	1.67%	to	1.21%
2022	0.45%	to	1.60%	285,625	3.94	to	3.88	1,115,084	0.00%	-18.82%	to	-19.76%
2021	0.45%	to	1.80%	33,003	4.86	to	4.68	167,305	0.00%	-14.36%	to	-15.52%
2020	1.15%	to	1.95%	160,794	6.12	to	5.41	972,087	0.28%	8.43%	to	7.55%
Hartford Series Fund, Inc. - Hartford Disciplined Equity HLS Fund: Class IA (HTDEIA)
2024	0.30%	to	0.35%	37,626	16.10	to	16.07	605,201	0.60%	24.99%	to	24.93%
2023	0.30%	to	0.35%	40,535	12.88	to	12.86	521,755	0.79%	20.88%	to	20.82%
2022	0.30%	to	0.35%	41,010	10.66	to	10.65	436,797	1.04%	-19.20%	to	-19.24%
2021	0.30%	to	0.35%	31,539	13.19	to	13.18	415,854	1.09%	25.14%	to	25.08%	****
Hartford Series Fund, Inc. - Hartford International Opportunities HLS Fund: Class IA (HTIOIA)
2024	0.35%			1,622	11.31			18,341	1.44%	8.02%
2023	0.35%			564	10.47			5,898	1.25%	4.66%			****
Hartford Series Fund, Inc. - Hartford MidCap HLS Fund: Class IA (HTMCIA)
2024	0.35%			16,596	11.20			185,923	0.00%	5.90%
2023	0.35%			13,210	10.58			139,739	0.05%	14.47%
2022	0.35%			11,456	9.24			105,864	0.97%	-24.57%
2021	0.35%			8,160	12.25			99,964	0.00%	9.52%			****
Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares (AVIE2)
2024	0.85%	to	1.55%	74,295	13.20	to	12.34	954,088	1.54%	-0.51%	to	-1.22%
2023	0.85%	to	1.65%	77,877	13.27	to	12.39	1,007,000	0.00%	16.87%	to	15.93%
2022	0.85%	to	1.65%	160,961	11.35	to	10.69	1,792,461	1.45%	-19.20%	to	-19.85%
2021	0.85%	to	1.65%	157,530	14.05	to	13.33	2,177,958	1.13%	4.71%	to	3.86%
2020	0.85%	to	1.55%	133,253	13.42	to	12.91	1,762,186	2.18%	12.77%	to	11.98%
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)
2024	0.45%	to	1.95%	247,689	14.32	to	12.09	3,260,371	5.68%	3.09%	to	1.53%
2023	0.45%	to	1.95%	280,080	13.89	to	11.91	3,581,114	0.00%	5.92%	to	4.33%
2022	0.45%	to	1.95%	350,441	13.11	to	11.41	4,276,023	6.99%	-14.90%	to	-16.18%
2021	0.45%	to	2.00%	391,754	15.41	to	13.56	5,636,024	3.04%	8.77%	to	7.08%
2020	0.45%	to	2.10%	378,101	14.16	to	12.57	5,028,836	7.45%	9.49%	to	7.68%
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)
2024	0.85%	to	1.65%	701,111	22.76	to	21.08	15,648,607	1.41%	11.50%	to	10.60%
2023	0.85%	to	1.65%	791,188	20.41	to	19.06	15,832,323	1.17%	12.47%	to	11.56%
2022	0.85%	to	1.65%	897,211	18.15	to	17.08	15,998,560	0.81%	-12.80%	to	-13.51%
2021	0.85%	to	1.65%	959,740	20.81	to	19.75	19,682,932	1.06%	27.79%	to	26.76%
2020	0.85%	to	1.65%	974,546	16.28	to	15.58	15,648,532	1.35%	11.46%	to	10.56%
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series I Shares (IVEW5I)
2024	0.30%	to	0.35%	124,532	11.49	to	11.47	1,429,202	1.64%	12.37%	to	12.31%
2023	0.30%	to	0.35%	113,559	10.22	to	10.21	1,160,346	1.95%	13.37%	to	13.32%
2022	0.35%			25,780	9.01			232,368	1.46%	-12.11%
2021	0.35%			1,850	10.26			18,973	0.00%	2.56%			****
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2024	0.30%	to	0.35%	85,193	12.72	to	12.70	1,082,525	0.00%	23.86%	to	23.79%
2023	0.30%	to	0.35%	79,029	10.27	to	10.26	811,007	0.00%	12.81%	to	12.76%
2022	0.30%	to	0.35%	49,207	9.10			447,643	0.00%	-31.19%	to	-31.22%
2021	0.30%	to	0.35%	48,542	13.23	to	13.22	642,053	0.00%	18.74%	to	18.68%	****
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
2024	0.45%	to	1.95%	580,575	27.87	to	23.34	14,908,819	0.00%	15.26%	to	13.51%
2023	0.45%	to	1.95%	664,455	24.18	to	20.56	14,880,386	0.00%	33.84%	to	31.83%
2022	0.45%	to	2.10%	726,423	18.06	to	15.37	12,231,636	0.00%	-32.24%	to	-33.37%
2021	0.45%	to	2.10%	759,266	26.66	to	23.06	18,984,084	0.00%	14.65%	to	12.75%
2020	0.45%	to	2.50%	737,957	23.25	to	19.82	16,204,049	0.44%	26.76%	to	24.15%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2024	0.30%	to	0.35%	131,746	10.18	to	10.16	1,338,910	0.61%	-1.97%	to	-2.02%
2023	0.30%	to	0.35%	145,005	10.38	to	10.37	1,503,781	0.64%	20.70%	to	20.64%
2022	0.30%	to	0.35%	128,381	8.60	to	8.59	1,103,483	0.00%	-27.35%	to	-27.38%
2021	0.30%	to	0.35%	127,611	11.84	to	11.83	1,510,404	0.00%	9.89%	to	9.83%	****
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2020	0.85%	to	1.65%	354,738	14.02	to	13.41	4,892,204	0.68%	20.01%	to	19.05%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2024	0.30%	to	0.35%	50,651	10.76	to	10.74	544,181	0.00%	12.34%	to	12.29%
2023	0.30%	to	0.35%	26,390	9.58	to	9.57	252,484	1.33%	17.78%	to	17.72%
2022	0.35%			15,133	8.13			122,981	0.79%	-16.13%			****
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)
2024	0.85%	to	1.65%	678,461	20.42	to	18.91	13,481,516	0.00%	11.44%	to	10.54%
2023	0.85%	to	1.65%	657,758	18.32	to	17.11	11,752,385	0.97%	16.82%	to	15.88%
2022	0.85%	to	1.65%	582,470	15.68	to	14.76	8,942,379	0.26%	-16.76%	to	-17.43%
2021	0.85%	to	1.65%	559,952	18.84	to	17.88	10,358,386	0.20%	21.22%	to	20.25%
2020	0.85%	to	1.65%	501,834	15.54	to	14.87	7,674,821	0.39%	18.62%	to	17.66%
Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)
2024	0.45%	to	1.95%	463,330	21.59	to	17.28	8,638,532	1.87%	11.93%	to	10.23%
2023	0.45%	to	1.95%	540,773	19.29	to	15.68	9,131,383	2.08%	13.42%	to	11.72%
2022	0.45%	to	1.95%	601,220	17.01	to	14.03	9,057,547	1.45%	-15.12%	to	-16.40%
2021	0.45%	to	2.00%	722,054	20.04	to	16.69	12,951,523	1.56%	9.94%	to	8.23%
2020	0.45%	to	2.35%	808,687	18.22	to	14.84	13,304,593	2.01%	13.37%	to	11.20%
Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class (WRENG)
2024	0.85%	to	1.65%	115,525	7.75	to	7.18	865,445	2.94%	-6.40%	to	-7.16%
2023	1.00%	to	1.65%	142,561	8.17	to	7.73	1,144,708	2.70%	2.98%	to	2.30%
2022	0.85%	to	1.65%	225,811	8.03	to	7.56	1,769,294	3.27%	49.20%	to	48.00%
2021	0.85%	to	1.65%	271,402	5.38	to	5.11	1,435,107	1.35%	40.79%	to	39.66%
2020	0.85%	to	1.65%	352,248	3.82	to	3.66	1,327,865	2.15%	-37.37%	to	-37.88%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2024	0.85%	to	1.65%	1,818,339	20.37	to	18.87	35,993,005	1.75%	14.16%	to	13.24%
2023	0.85%	to	1.65%	1,852,231	17.84	to	16.66	32,162,991	1.78%	14.16%	to	13.24%
2022	0.85%	to	1.65%	1,920,418	15.63	to	14.71	29,295,281	0.97%	-17.33%	to	-17.99%
2021	0.85%	to	1.65%	1,933,168	18.91	to	17.94	35,787,854	0.67%	15.92%	to	14.98%
2020	0.85%	to	1.65%	1,734,852	16.31	to	15.60	27,781,710	1.61%	13.06%	to	12.15%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2024	0.85%	to	1.65%	454,169	10.55	to	9.77	4,682,549	4.20%	0.76%	to	-0.06%
2023	0.85%	to	1.65%	474,592	10.47	to	9.78	4,857,201	3.75%	4.40%	to	3.56%
2022	0.85%	to	1.65%	431,456	10.03	to	9.44	4,237,444	1.98%	-14.63%	to	-15.32%
2021	0.85%	to	1.65%	463,600	11.75	to	11.15	5,346,540	1.67%	-1.95%	to	-2.75%
2020	0.85%	to	1.65%	416,144	11.99	to	11.47	4,904,835	2.52%	9.31%	to	8.43%
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)
2024	1.00%			27,474	12.23			336,025	0.30%	9.95%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2024	0.85%	to	1.65%	836,575	50.97	to	47.21	41,458,470	0.00%	30.63%	to	29.57%
2023	0.85%	to	1.65%	919,057	39.02	to	36.43	34,956,733	0.00%	52.97%	to	51.74%
2022	0.85%	to	1.65%	925,497	25.51	to	24.01	23,072,880	0.00%	-37.66%	to	-38.16%
2021	0.85%	to	1.65%	1,017,500	40.91	to	38.83	40,841,898	0.11%	16.74%	to	15.80%
2020	0.85%	to	1.65%	809,871	35.05	to	33.53	27,909,103	0.00%	49.45%	to	48.24%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2024	0.85%	to	1.55%	52,800	10.56	to	10.44	554,979	1.39%	4.68%	to	3.93%
2023	0.85%	to	1.35%	40,749	10.09	to	10.06	410,304	1.09%	0.90%	to	0.56%	****
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2024	0.85%	to	1.65%	944,579	27.14	to	25.14	24,888,951	0.63%	14.34%	to	13.41%
2023	0.85%	to	1.65%	915,689	23.74	to	22.17	21,181,251	0.09%	16.78%	to	15.84%
2022	0.85%	to	1.65%	912,382	20.33	to	19.14	18,126,115	0.08%	-16.86%	to	-17.53%
2021	0.85%	to	1.65%	942,612	24.45	to	23.20	22,609,824	0.24%	15.55%	to	14.62%
2020	0.85%	to	1.65%	831,363	21.16	to	20.24	17,309,445	0.00%	18.17%	to	17.22%
Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)
2024	1.00%	to	1.55%	4,078	11.19	to	11.15	45,585	0.23%	11.90%	to	11.49%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Investor Shares (LZREMI)
2024	0.30%	to	0.35%	30,230	13.27	to	13.24	400,308	3.73%	7.36%	to	7.30%
2023	0.30%	to	0.35%	27,380	12.36	to	12.34	337,877	5.60%	22.25%	to	22.18%
2022	0.30%	to	0.35%	24,142	10.11	to	10.10	243,824	3.78%	-15.21%	to	-15.26%
2021	0.30%	to	0.35%	21,307	11.92			253,933	2.31%	5.48%	to	5.43%	****
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2024	0.45%	to	1.95%	285,184	12.39	to	10.37	3,137,101	3.28%	6.95%	to	5.33%
2023	0.45%	to	1.95%	293,780	11.58	to	9.85	3,051,721	4.85%	21.72%	to	19.90%
2022	0.45%	to	1.95%	391,384	9.51	to	8.22	3,374,560	3.09%	-15.50%	to	-16.77%
2021	0.45%	to	2.10%	548,611	11.26	to	9.74	5,655,278	1.94%	4.99%	to	3.25%
2020	0.45%	to	2.35%	1,612,124	10.72	to	9.25	16,230,706	2.66%	-1.72%	to	-3.60%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio: Class I (LPVAI)
2024	0.30%	to	0.35%	20,112	16.46	to	16.43	330,738	0.75%	22.29%	to	22.22%
2023	0.30%	to	0.35%	22,581	13.46	to	13.44	303,755	0.86%	19.35%	to	19.29%
2022	0.30%	to	0.35%	32,172	11.28	to	11.27	362,649	1.01%	-12.71%	to	-12.75%
2021	0.30%	to	0.35%	34,128	12.92	to	12.91	440,857	0.96%	23.29%	to	23.23%	****
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class II (LPVCA2)
2024	1.00%	to	1.65%	99,964	15.00	to	14.10	1,483,436	0.10%	11.29%	to	10.56%
2023	0.85%	to	1.65%	342,941	13.65	to	12.75	4,628,911	0.06%	23.08%	to	22.09%
2022	0.85%	to	1.65%	367,862	11.09	to	10.44	4,038,607	0.00%	-27.21%	to	-27.80%
2021	0.85%	to	1.65%	369,692	15.24	to	14.46	5,584,093	0.17%	9.11%	to	8.23%
2020	0.85%	to	1.65%	369,506	13.97	to	13.36	5,117,776	0.60%	16.73%	to	15.79%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)
2024	0.30%	to	0.35%	177,421	16.17	to	16.13	2,863,712	1.30%	16.49%	to	16.43%
2023	0.30%	to	0.35%	188,155	13.88	to	13.85	2,607,836	2.58%	13.85%	to	13.80%
2022	0.30%	to	0.35%	115,691	12.19	to	12.17	1,408,692	1.64%	-8.38%	to	-8.42%
2021	0.30%	to	0.35%	74,377	13.30	to	13.29	988,906	2.24%	26.42%	to	26.35%	****
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio: Class I (LPVCMI)
2024	0.35%			17,832	9.29			165,633	0.56%	9.62%
2023	0.30%	to	0.35%	27,117	8.48	to	8.47	229,858	0.21%	12.58%	to	12.52%
2022	0.35%			9,441	7.53			71,092	0.40%	-25.57%
2021	0.35%			956	10.12			9,673	0.00%	1.18%			****
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II (LPWHY2)
2024	0.45%	to	1.95%	197,115	13.26	to	11.11	2,389,513	5.53%	6.21%	to	4.61%
2023	0.45%	to	1.95%	253,095	12.48	to	10.62	2,915,099	4.82%	9.46%	to	7.82%
2022	0.45%	to	1.95%	300,914	11.40	to	9.85	3,191,053	5.69%	-14.25%	to	-15.54%
2021	0.45%	to	2.15%	426,401	13.30	to	11.45	5,283,341	3.83%	0.59%	to	-1.13%
2020	0.45%	to	2.15%	487,489	13.22	to	11.58	6,050,438	3.48%	6.64%	to	4.82%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
2024	1.30%			51,153	28.34			1,449,893	1.13%	6.67%
2023	1.30%			62,464	26.57			1,659,842	1.30%	13.60%
2022	1.30%			65,250	23.39			1,526,261	1.32%	-7.64%
2021	1.30%			71,601	25.33			1,813,460	1.05%	24.57%
2020	1.30%			73,771	20.33			1,499,862	1.37%	3.88%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)
2024	0.85%	to	1.65%	437,821	19.08	to	17.67	8,140,304	0.00%	3.34%	to	2.51%
2023	0.85%	to	1.65%	476,928	18.46	to	17.24	8,604,944	0.00%	7.21%	to	6.34%
2022	0.85%	to	1.65%	516,720	17.22	to	16.21	8,720,812	0.00%	-29.61%	to	-30.18%
2021	0.85%	to	1.65%	538,629	24.47	to	23.22	12,945,763	0.00%	11.36%	to	10.46%
2020	0.85%	to	1.65%	432,311	21.97	to	21.02	9,350,586	0.00%	41.70%	to	40.55%
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)
2024	0.45%	to	1.95%	574,748	10.63	to	10.52	6,066,463	0.90%	6.26%	to	5.16%	****
Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)
2024	0.35%			27,390	10.00			273,860	0.66%	-0.01%			****
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)
2024	0.30%	to	0.35%	62,281	10.32			642,519	3.58%	3.19%	to	3.15%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)
2024	0.45%	to	1.95%	1,329,845	10.30	to	10.19	13,630,834	3.27%	2.98%	to	1.92%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class (LACMVS)
2024	0.85%	to	1.65%	322,993	10.61	to	10.55	3,418,913	1.96%	6.11%	to	5.52%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)
2024	0.35%	to	1.60%	266,651	11.91	to	11.81	3,159,452	0.00%	19.14%	to	18.12%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)
2024	0.45%	to	1.95%	719,800	10.63	to	10.52	7,602,930	2.14%	6.29%	to	5.20%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class (LACVS)
2024	0.85%	to	1.65%	265,707	10.59	to	10.53	2,808,074	2.12%	5.86%	to	5.28%	****
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Standard Class (LJPCBT)
2024	0.30%	to	0.35%	1,219,100	10.30	to	10.29	12,545,766	4.94%	1.41%	to	1.36%
2023	0.30%	to	0.35%	831,674	10.15			8,442,164	1.67%	1.54%	to	1.50%	****
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)
2024	0.30%	to	0.35%	244,820	12.66	to	12.65	3,096,682	1.33%	13.94%	to	13.88%
2023	0.30%	to	0.35%	199,183	11.11	to	11.10	2,211,800	2.02%	11.07%	to	11.04%	****
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class (LJPSCS)
2024	0.30%	to	0.35%	84,976	12.58	to	12.57	1,068,720	0.86%	11.37%	to	11.32%
2023	0.30%	to	0.35%	84,273	11.30			952,034	1.11%	13.00%	to	12.96%	****
Lincoln Variable Insurance Products Trust - LVIP JPMorgan U.S. Equity Fund: Standard Class (LJPUES)
2024	0.30%	to	0.35%	491,804	14.40	to	14.39	7,080,227	0.57%	23.61%	to	23.55%
2023	0.30%	to	0.35%	426,308	11.65			4,966,592	1.00%	16.53%	to	16.50%	****
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2024	0.30%	to	1.65%	1,682,368	10.52	to	10.37	18,320,139	4.53%	4.82%	to	3.39%
2023	0.30%	to	1.65%	1,689,288	10.04	to	10.03	17,680,309	4.54%	4.74%	to	3.32%
2022	0.30%	to	1.65%	1,746,501	9.58	to	9.71	17,617,661	2.92%	-5.34%	to	-6.62%
2021	0.35%	to	1.65%	1,419,079	10.12	to	10.40	15,250,903	2.36%	0.27%	to	-1.03%
2020	0.85%	to	1.65%	1,198,036	10.98	to	10.51	12,928,810	2.88%	2.25%	to	1.43%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2024	0.45%	to	1.95%	851,319	10.84	to	9.51	8,798,574	4.91%	2.19%	to	0.64%
2023	0.45%	to	1.95%	861,305	10.61	to	9.44	8,758,155	3.75%	5.86%	to	4.27%
2022	0.45%	to	1.95%	994,668	10.02	to	9.06	9,627,302	3.38%	-14.43%	to	-15.72%
2021	0.45%	to	1.95%	718,182	11.71	to	10.75	8,234,083	2.13%	-0.69%	to	-2.19%
2020	0.45%	to	1.95%	616,924	11.79	to	10.99	7,173,281	2.56%	6.94%	to	5.33%
MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)
2024	0.85%	to	1.40%	89,669	8.91	to	8.73	792,228	1.64%	-3.75%	to	-4.29%
2023	0.85%	to	1.55%	65,176	9.25	to	9.08	599,306	0.46%	10.26%	to	9.48%
2022	0.85%	to	1.55%	64,090	8.39	to	8.30	535,750	1.35%	-27.75%	to	-28.26%
2021	0.85%	to	1.30%	19,930	11.62	to	11.58	231,324	1.09%	16.18%	to	15.83%	****
MFS(R) Variable Insurance Trust - MFS Growth Series: Initial Class (MEGS)
2024	0.30%	to	0.35%	87,847	12.26	to	12.24	1,076,679	0.00%	31.07%	to	31.00%
2023	0.35%			24,704	9.35			230,872	0.00%	35.39%
2022	0.35%			13,104	6.90			90,452	0.00%	-31.87%
2021	0.35%			1,605	10.13			16,262	0.00%	1.32%			****
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2024	0.85%	to	1.65%	116,930	12.81	to	12.63	1,489,937	0.00%	13.47%	to	12.55%
2023	1.00%	to	1.55%	37,881	11.27	to	11.23	426,518	0.00%	12.75%	to	12.33%	****
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2024	1.00%	to	1.30%	5,637	10.52	to	10.50	59,301	0.00%	5.20%	to	4.99%	****
MFS(R) Variable Insurance Trust II - MFS Corporate Bond Portfolio: Initial Class (MV2CBI)
2024	0.35%			9,133	9.62			87,852	4.02%	2.64%
2023	0.35%			7,853	9.37			73,594	4.02%	8.73%
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Initial Class (MV2RII)
2024	0.35%			3,090	9.97			30,823	2.23%	2.73%
2023	0.35%			13,375	9.71			129,861	1.26%	12.62%
2022	0.35%			5,574	8.62			48,056	0.84%	-13.79%			****
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2024	0.85%	to	1.65%	126,084	13.70	to	13.19	1,703,509	1.43%	1.91%	to	1.08%
2023	1.00%	to	1.65%	99,011	13.37	to	13.05	1,314,336	0.80%	11.70%	to	10.97%
2022	1.00%	to	1.65%	99,652	11.97	to	11.76	1,186,550	1.68%	-18.62%	to	-19.16%
2021	1.00%	to	1.65%	78,497	14.70	to	14.54	1,150,827	0.70%	10.15%	to	9.43%
2020	0.85%	to	1.65%	50,729	13.36	to	13.29	677,615	0.05%	33.63%	to	32.91%	****
MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)
2024	1.00%	to	1.35%	6,844	10.71	to	10.65	73,082	2.93%	3.97%	to	3.60%
2023	1.35%			3,480	10.28			35,771	1.09%	2.78%			****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)
2024	0.30%	to	0.35%	19,803	16.31	to	16.27	322,332	1.24%	13.40%	to	13.35%
2023	0.30%	to	0.35%	18,396	14.38	to	14.36	264,172	1.88%	12.39%	to	12.33%
2022	0.30%	to	0.35%	10,447	12.79	to	12.78	133,556	1.00%	-9.06%	to	-9.10%
2021	0.30%	to	0.35%	8,851	14.07	to	14.06	124,475	0.89%	30.59%	to	30.53%	****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2024	0.85%	to	1.65%	639,235	20.62	to	19.10	12,852,216	1.08%	12.55%	to	11.63%
2023	0.85%	to	1.65%	648,561	18.32	to	17.11	11,593,231	1.54%	11.43%	to	10.54%
2022	0.85%	to	1.65%	659,309	16.44	to	15.48	10,610,577	0.81%	-9.78%	to	-10.50%
2021	0.85%	to	1.65%	643,606	18.22	to	17.29	11,516,302	0.75%	29.49%	to	28.45%
2020	0.85%	to	1.65%	531,599	14.07	to	13.46	7,352,566	1.02%	2.79%	to	1.96%
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)
2024	0.85%	to	1.65%	118,045	27.44	to	25.41	3,160,843	0.78%	24.11%	to	23.10%
2023	0.85%	to	1.65%	141,730	22.11	to	20.64	3,060,940	1.11%	27.12%	to	26.09%
2022	0.85%	to	1.65%	157,834	17.39	to	16.37	2,685,079	0.83%	-16.92%	to	-17.58%
2021	0.85%	to	1.65%	183,698	20.93	to	19.86	3,774,714	0.86%	28.09%	to	27.05%
2020	0.85%	to	1.65%	250,230	16.34	to	15.63	4,023,405	1.45%	14.08%	to	13.16%
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2024	0.30%	to	0.35%	84,891	14.73	to	14.70	1,248,771	1.55%	11.28%	to	11.22%
2023	0.30%	to	0.35%	91,640	13.24	to	13.22	1,212,123	1.58%	7.61%	to	7.56%
2022	0.30%	to	0.35%	80,696	12.30	to	12.29	992,006	1.21%	-6.19%	to	-6.24%
2021	0.30%	to	0.35%	131,668	13.11			1,726,198	1.48%	25.08%	to	25.01%	****
MFS(R) Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class (MVGTAS)
2024	0.45%	to	1.95%	43,817	15.90	to	12.92	616,663	0.52%	4.21%	to	2.63%
2023	0.45%	to	1.95%	56,139	15.26	to	12.59	765,392	0.14%	8.86%	to	7.22%
2022	0.45%	to	1.95%	65,507	14.02	to	11.75	825,547	1.91%	-7.86%	to	-9.24%
2021	0.45%	to	2.10%	77,368	15.22	to	12.73	1,064,590	0.79%	2.12%	to	0.43%
2020	0.45%	to	2.10%	88,226	14.90	to	12.68	1,200,408	1.44%	5.51%	to	3.76%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
2024	0.30%	to	0.35%	119,265	10.50	to	10.48	1,250,385	0.98%	8.67%	to	8.62%
2023	0.30%	to	0.35%	78,678	9.66	to	9.65	759,362	1.45%	14.38%	to	14.32%
2022	0.35%			29,404	8.44			248,163	0.74%	-15.25%
2021	0.35%			7,017	9.96			69,880	0.00%	-0.41%			****
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2024	0.85%	to	1.65%	419,748	13.86	to	13.24	5,727,000	0.85%	7.83%	to	6.96%
2023	0.85%	to	1.65%	341,570	12.86	to	12.38	4,334,076	0.93%	13.42%	to	12.51%
2022	0.85%	to	1.65%	264,131	11.34	to	11.00	2,965,793	0.39%	-15.90%	to	-16.58%
2021	0.85%	to	1.65%	224,615	13.48	to	13.19	3,007,949	0.42%	8.07%	to	7.19%
2020	0.85%	to	1.65%	129,545	12.47	to	12.30	1,609,294	1.52%	14.52%	to	13.60%
MFS(R) Variable Insurance Trust - MFS Investors Trust Series: Initial Class (MVITSI)
2024	0.35%			2,464	15.64			38,540	0.70%	19.10%
2023	0.35%			2,657	13.13			34,888	0.56%	18.56%
2022	0.35%			5,203	11.07			57,620	0.61%	-16.78%
2021	0.35%			7,343	13.31			97,717	0.56%	26.37%			****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2024	0.85%	to	1.65%	1,755,014	17.17	to	15.90	29,686,126	1.14%	6.05%	to	5.19%
2023	0.85%	to	1.65%	1,979,110	16.19	to	15.12	31,586,998	0.48%	16.37%	to	15.44%
2022	0.85%	to	1.65%	2,064,631	13.91	to	13.10	28,350,150	0.50%	-24.40%	to	-25.01%
2021	0.85%	to	1.65%	2,091,188	18.40	to	17.46	38,060,608	0.14%	9.34%	to	8.46%
2020	0.85%	to	1.65%	1,905,018	16.83	to	16.10	31,751,931	0.80%	19.18%	to	18.22%
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
2024	0.85%	to	1.65%	303,533	16.43	to	15.22	4,855,244	2.01%	10.39%	to	9.50%
2023	0.85%	to	1.65%	362,522	14.88	to	13.90	5,266,164	3.03%	-3.16%	to	-3.94%
2022	0.85%	to	1.65%	477,776	15.37	to	14.47	7,176,745	2.30%	-0.37%	to	-1.18%
2021	0.85%	to	1.65%	309,520	15.43	to	14.64	4,687,784	1.54%	12.86%	to	11.95%
2020	0.85%	to	1.65%	264,492	13.67	to	13.08	3,560,092	2.20%	4.72%	to	3.88%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)
2024	0.65%	to	1.95%	152,172	13.28	to	11.47	1,899,392	1.34%	2.76%	to	1.41%
2023	0.65%	to	1.95%	221,478	12.93	to	11.31	2,701,703	1.35%	3.67%	to	2.31%
2022	0.65%	to	1.95%	392,736	12.47	to	11.06	4,621,799	1.67%	0.23%	to	-1.08%
2021	0.65%	to	2.15%	329,977	12.44	to	10.99	3,925,380	0.00%	0.43%	to	-1.09%
2020	0.65%	to	2.15%	375,188	12.39	to	11.11	4,464,923	0.00%	6.68%	to	5.07%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
2024	0.45%	to	1.95%	417,485	14.37	to	11.67	5,450,216	10.25%	10.78%	to	9.10%
2023	0.45%	to	1.95%	533,318	12.97	to	10.70	6,320,433	8.79%	11.19%	to	9.52%
2022	0.45%	to	1.95%	648,512	11.66	to	9.77	6,953,292	7.49%	-19.17%	to	-20.39%
2021	0.65%	to	2.15%	702,004	14.12	to	12.01	9,355,530	5.15%	-2.60%	to	-4.07%
2020	0.45%	to	2.35%	736,543	14.79	to	12.27	10,106,872	4.57%	5.06%	to	3.05%
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)
2024	0.85%	to	1.65%	1,535,643	19.08	to	18.23	28,772,462	0.00%	44.95%	to	43.78%
2023	0.85%	to	1.65%	1,527,626	13.17	to	12.68	19,812,772	0.00%	47.06%	to	45.88%
2022	0.85%	to	1.65%	1,590,273	8.95	to	8.69	14,076,354	0.00%	-60.50%	to	-60.82%
2021	0.85%	to	1.65%	1,402,351	22.67	to	22.18	31,547,861	0.00%	-1.00%	to	-1.80%
2020	0.85%	to	1.65%	860,060	22.90	to	22.59	19,593,040	0.00%	114.92%	to	113.19%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio: Class I (MSVEM)
2024	0.30%	to	0.35%	60,850	8.78	to	8.77	533,515	1.39%	7.49%	to	7.44%
2023	0.30%	to	0.35%	45,925	8.17	to	8.16	374,770	1.64%	11.64%	to	11.58%
2022	0.30%	to	0.35%	25,011	7.32	to	7.31	182,925	0.43%	-25.31%	to	-25.34%
2021	0.35%			3,459	9.79			33,878	0.00%	-2.06%			*	***
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II (MSVGT2)
2024	0.65%	to	1.85%	66,467	16.85	to	14.27	1,030,041	0.00%	6.72%	to	5.42%
2023	0.65%	to	1.85%	67,097	15.79	to	13.54	978,147	1.52%	13.21%	to	11.84%
2022	0.65%	to	2.10%	77,358	13.95	to	11.75	992,490	0.00%	-17.60%	to	-18.81%
2021	0.65%	to	2.10%	87,857	16.93	to	14.47	1,375,339	1.79%	7.52%	to	5.95%
2020	0.65%	to	2.10%	91,748	15.74	to	13.66	1,341,059	1.36%	10.13%	to	8.52%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
2024	0.85%	to	1.65%	348,213	10.02	to	9.49	3,431,322	9.59%	2.30%	to	1.47%
2023	0.45%	to	1.65%	347,581	10.02	to	9.36	3,358,877	3.16%	5.19%	to	3.92%
2022	0.45%	to	1.65%	369,281	9.53	to	9.00	3,415,895	3.02%	-13.60%	to	-14.64%
2021	0.45%	to	1.65%	307,057	11.03	to	10.55	3,308,342	1.90%	-0.89%	to	-2.09%
2020	0.45%	to	2.10%	535,042	11.13	to	10.64	5,823,962	3.13%	3.28%	to	1.56%
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)
2024	0.85%	to	1.65%	629,675	20.10	to	18.62	12,332,316	1.52%	8.63%	to	7.75%
2023	0.85%	to	1.65%	625,100	18.51	to	17.28	11,280,271	1.65%	10.82%	to	9.93%
2022	0.85%	to	1.65%	725,797	16.70	to	15.72	11,855,862	1.29%	-5.10%	to	-5.87%
2021	0.85%	to	1.65%	621,809	17.60	to	16.70	10,750,872	1.16%	18.98%	to	18.02%
2020	0.85%	to	1.65%	492,436	14.79	to	14.15	7,170,203	1.68%	2.47%	to	1.64%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2024	0.45%	to	1.95%	371,011	10.25	to	8.71	3,423,476	4.26%	0.57%	to	-0.95%
2023	0.45%	to	1.95%	273,548	10.19	to	8.80	2,554,819	2.50%	4.23%	to	2.66%
2022	0.45%	to	2.10%	304,362	9.78	to	8.46	2,743,767	1.89%	-12.94%	to	-14.39%
2021	0.45%	to	2.10%	365,577	11.23	to	9.88	3,818,658	1.32%	-2.52%	to	-4.14%
2020	0.45%	to	2.50%	689,182	11.52	to	10.02	7,394,796	1.38%	5.61%	to	3.43%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
2024	0.85%	to	1.65%	592,585	9.49	to	8.79	5,498,484	3.32%	-0.05%	to	-0.86%
2023	0.85%	to	1.65%	594,335	9.50	to	8.87	5,521,538	2.39%	3.55%	to	2.72%
2022	0.85%	to	1.65%	638,849	9.17	to	8.64	5,737,488	1.37%	-13.48%	to	-14.17%
2021	0.85%	to	1.65%	784,258	10.60	to	10.06	8,158,593	1.75%	-3.19%	to	-3.97%
2020	0.85%	to	1.65%	563,355	10.95	to	10.48	6,069,267	1.05%	4.89%	to	4.04%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2024	0.65%	to	1.95%	100,976	10.34	to	8.98	960,384	1.31%	5.59%	to	4.20%
2023	0.65%	to	1.95%	119,738	9.79	to	8.62	1,087,198	1.69%	3.49%	to	2.14%
2022	0.65%	to	1.95%	124,910	9.46	to	8.44	1,102,089	0.91%	-25.23%	to	-26.21%
2021	0.65%	to	1.95%	168,043	12.66	to	11.44	1,993,852	0.91%	-7.88%	to	-9.08%
2020	0.45%	to	2.15%	182,115	13.93	to	12.41	2,368,108	1.62%	12.79%	to	10.86%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2024	0.85%	to	1.65%	729,659	10.43	to	9.66	7,467,242	1.27%	5.09%	to	4.24%
2023	0.85%	to	1.65%	821,464	9.93	to	9.27	7,998,484	1.46%	2.98%	to	2.15%
2022	0.85%	to	1.65%	885,086	9.64	to	9.08	8,386,641	0.65%	-25.55%	to	-26.15%
2021	0.85%	to	1.65%	871,905	12.95	to	12.29	11,122,871	0.75%	-8.30%	to	-9.04%
2020	0.85%	to	1.65%	240,532	14.12	to	13.51	3,349,023	1.39%	12.04%	to	11.13%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2024	0.45%	to	1.95%	3,921,273	28.36	to	23.05	100,687,528	0.00%	15.47%	to	13.72%
2023	0.45%	to	1.95%	4,199,753	24.56	to	20.27	93,840,599	0.00%	13.33%	to	11.63%
2022	0.45%	to	2.20%	4,521,523	21.67	to	17.62	89,667,314	0.00%	-14.13%	to	-15.64%
2021	0.45%	to	2.45%	4,722,900	25.24	to	20.33	109,385,846	1.14%	14.19%	to	11.90%
2020	0.45%	to	2.50%	4,413,203	22.10	to	18.08	89,973,135	1.47%	11.49%	to	9.20%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2024	0.85%	to	1.65%	1,407,618	10.55	to	9.77	14,532,713	0.00%	-0.04%	to	-0.85%
2023	0.85%	to	1.65%	1,409,877	10.56	to	9.86	14,577,477	0.00%	3.62%	to	2.78%
2022	0.85%	to	1.65%	1,407,223	10.19	to	9.59	14,076,522	0.00%	-13.54%	to	-14.24%
2021	0.85%	to	1.65%	1,430,109	11.78	to	11.18	16,596,281	2.05%	-1.56%	to	-2.35%
2020	0.85%	to	1.65%	1,011,097	11.97	to	11.45	11,933,357	2.21%	8.28%	to	7.40%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2024	0.85%	to	1.65%	1,541,395	22.52	to	20.86	33,991,544	0.00%	12.26%	to	11.35%
2023	0.85%	to	1.65%	1,559,413	20.06	to	18.73	30,698,985	0.00%	21.11%	to	20.13%
2022	0.85%	to	1.65%	1,744,422	16.56	to	15.59	28,419,291	0.00%	-25.69%	to	-26.29%
2021	0.85%	to	1.65%	1,918,154	22.29	to	21.15	42,209,063	0.00%	15.02%	to	14.09%
2020	0.85%	to	1.65%	1,892,313	19.38	to	18.54	36,262,322	0.67%	28.83%	to	27.79%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2024	0.85%	to	1.65%	2,299,559	27.03	to	25.04	60,464,988	0.00%	22.70%	to	21.70%
2023	0.85%	to	1.65%	2,431,765	22.03	to	20.57	52,235,622	0.00%	24.62%	to	23.62%
2022	0.85%	to	1.65%	2,524,942	17.68	to	16.64	43,627,492	0.00%	-17.52%	to	-18.19%
2021	0.85%	to	1.65%	2,515,961	21.44	to	20.34	52,891,661	1.11%	22.60%	to	21.61%
2020	0.85%	to	1.65%	2,169,698	17.48	to	16.73	37,286,219	1.67%	12.12%	to	11.21%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2024	0.85%	to	1.65%	2,419,421	38.44	to	35.60	90,811,500	0.00%	30.03%	to	28.98%
2023	0.85%	to	1.65%	2,605,605	29.56	to	27.60	75,270,003	0.00%	36.78%	to	35.69%
2022	0.85%	to	1.65%	2,788,103	21.61	to	20.34	59,000,454	0.00%	-30.81%	to	-31.37%
2021	0.85%	to	1.65%	2,768,517	31.23	to	29.64	85,033,483	0.00%	20.50%	to	19.53%
2020	0.85%	to	1.65%	2,390,710	25.92	to	24.80	61,039,155	0.71%	50.21%	to	49.00%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2024	0.45%	to	1.95%	1,139,428	19.18	to	16.31	20,119,879	0.00%	10.71%	to	9.03%
2023	0.45%	to	1.95%	1,358,511	17.33	to	14.96	21,837,415	0.00%	17.40%	to	15.64%
2022	0.45%	to	1.95%	1,593,337	14.76	to	12.94	21,979,506	0.00%	-18.65%	to	-19.87%
2021	0.45%	to	1.95%	1,859,950	18.14	to	16.14	31,794,003	0.16%	13.12%	to	11.41%
2020	0.45%	to	1.95%	1,969,492	16.04	to	14.49	29,959,549	0.22%	11.82%	to	10.14%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2024	0.45%	to	1.95%	982,816	14.54	to	12.37	13,196,372	0.00%	5.61%	to	4.01%
2023	0.45%	to	1.95%	1,159,044	13.77	to	11.89	14,819,339	0.00%	10.75%	to	9.08%
2022	0.45%	to	2.20%	1,688,448	12.44	to	10.66	19,615,972	0.00%	-14.77%	to	-16.27%
2021	0.45%	to	2.20%	2,193,690	14.59	to	12.73	30,116,415	0.21%	6.23%	to	4.36%
2020	0.45%	to	2.50%	2,372,269	13.74	to	11.95	30,870,025	0.14%	8.06%	to	5.84%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2024	0.45%	to	1.95%	13,998,858	32.38	to	27.76	423,230,991	1.00%	24.20%	to	22.32%
2023	0.45%	to	1.95%	14,334,432	26.07	to	22.69	350,495,297	1.30%	25.39%	to	23.51%
2022	0.45%	to	2.10%	15,622,670	20.79	to	18.15	306,566,271	1.20%	-18.68%	to	-20.03%
2021	0.45%	to	2.35%	16,369,397	25.56	to	22.28	397,306,266	2.23%	27.79%	to	25.35%
2020	0.45%	to	2.50%	15,376,934	20.00	to	17.61	293,835,308	1.99%	17.66%	to	15.24%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2024	1.00%	to	1.95%	342,118	19.30	to	17.41	6,349,918	0.00%	11.50%	to	10.43%
2023	1.00%	to	1.95%	358,312	17.31	to	15.77	5,989,167	0.00%	18.19%	to	17.06%
2022	0.85%	to	1.95%	413,127	14.84	to	13.47	5,869,367	0.00%	-19.58%	to	-20.47%
2021	0.65%	to	2.10%	516,117	18.74	to	16.74	9,120,004	0.14%	14.75%	to	13.08%
2020	0.45%	to	2.10%	436,586	16.55	to	14.80	6,786,724	0.22%	12.31%	to	10.45%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2024	0.85%	to	1.95%	981,567	12.01	to	10.66	11,344,226	0.00%	2.93%	to	1.79%
2023	0.85%	to	1.95%	1,220,415	11.67	to	10.47	13,708,333	0.00%	7.11%	to	5.93%
2022	0.85%	to	1.95%	1,596,175	10.89	to	9.89	16,832,762	0.00%	-12.94%	to	-13.90%
2021	0.85%	to	1.95%	1,825,934	12.51	to	11.48	22,173,061	0.23%	1.88%	to	0.75%
2020	0.45%	to	2.50%	1,761,427	12.61	to	10.98	21,036,530	0.10%	6.23%	to	4.05%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2024	0.45%	to	2.00%	3,275,571	16.88	to	14.28	50,944,139	0.00%	8.52%	to	6.83%
2023	0.45%	to	2.00%	3,998,478	15.56	to	13.36	57,714,186	0.00%	14.21%	to	12.43%
2022	0.45%	to	2.00%	4,779,825	13.62	to	11.89	60,901,553	0.00%	-16.93%	to	-18.22%
2021	0.45%	to	2.30%	5,288,199	16.40	to	14.20	81,730,606	0.19%	9.82%	to	7.78%
2020	0.45%	to	2.50%	5,548,509	14.93	to	12.99	78,641,214	0.13%	9.85%	to	7.59%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2024	0.85%	to	1.65%	443,814	14.11	to	12.94	6,085,628	5.45%	5.37%	to	4.51%
2023	0.85%	to	1.65%	471,292	13.39	to	12.38	6,140,118	6.02%	12.17%	to	11.27%
2022	0.85%	to	1.90%	490,089	11.94	to	10.89	5,712,009	5.57%	-12.68%	to	-13.60%
2021	0.85%	to	1.90%	484,760	13.68	to	12.60	6,481,160	3.69%	4.07%	to	2.97%
2020	0.85%	to	1.90%	375,806	13.14	to	12.24	4,831,401	3.92%	5.11%	to	4.00%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2024	1.00%	to	1.65%	200,120	15.24	to	14.17	2,981,925	0.00%	8.02%	to	7.31%
2023	1.00%	to	1.65%	182,873	14.11	to	13.20	2,522,272	0.00%	11.83%	to	11.10%
2022	1.00%	to	1.65%	230,698	12.62	to	11.88	2,852,653	0.00%	-16.01%	to	-16.56%
2021	1.00%	to	1.65%	198,614	15.02	to	14.24	2,920,986	0.17%	10.89%	to	10.16%
2020	1.00%	to	1.90%	246,762	13.55	to	12.69	3,279,868	0.13%	5.26%	to	4.31%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2024	0.85%	to	1.95%	255,803	13.87	to	12.25	3,425,700	0.00%	6.68%	to	5.49%
2023	0.85%	to	1.95%	239,601	13.01	to	11.62	3,019,017	0.00%	11.18%	to	9.95%
2022	1.00%	to	1.95%	248,915	11.54	to	10.56	2,815,126	0.00%	-15.02%	to	-15.84%
2021	0.85%	to	1.95%	279,905	13.74	to	12.55	3,752,890	0.19%	6.66%	to	5.48%
2020	0.85%	to	2.10%	281,636	12.89	to	11.77	3,548,938	0.13%	3.67%	to	2.36%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2024	0.45%	to	1.95%	3,401,608	23.49	to	20.14	74,643,342	1.08%	12.98%	to	11.27%
2023	0.45%	to	1.95%	3,492,710	20.79	to	18.10	68,252,514	1.19%	15.54%	to	13.80%
2022	0.45%	to	2.10%	3,923,551	17.99	to	15.71	66,801,878	1.17%	-13.79%	to	-15.21%
2021	0.45%	to	2.10%	4,270,226	20.87	to	18.52	84,858,338	1.25%	23.70%	to	21.65%
2020	0.45%	to	2.10%	3,783,684	16.87	to	15.23	61,140,211	1.24%	12.61%	to	10.74%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2024	0.45%	to	1.95%	842,671	14.62	to	12.24	11,162,966	6.12%	9.84%	to	8.18%
2023	0.45%	to	1.95%	972,306	13.31	to	11.32	11,817,083	6.23%	8.21%	to	6.59%
2022	0.45%	to	2.10%	861,893	12.30	to	10.46	9,731,018	3.61%	-2.73%	to	-4.34%
2021	0.45%	to	2.10%	902,600	12.64	to	10.94	10,570,718	5.62%	4.76%	to	3.03%
2020	0.45%	to	2.35%	992,124	12.07	to	10.41	11,168,508	3.27%	3.59%	to	1.61%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2024	0.85%	to	1.65%	502,670	18.16	to	16.82	8,893,561	0.00%	15.13%	to	14.20%
2023	1.00%	to	1.65%	505,389	15.57	to	14.73	7,766,964	0.00%	16.05%	to	15.29%
2022	1.00%	to	1.65%	507,535	13.42	to	12.78	6,728,066	0.00%	-15.15%	to	-15.71%
2021	0.85%	to	1.65%	487,787	15.97	to	15.16	7,632,868	0.00%	11.75%	to	10.85%
2020	0.85%	to	1.65%	385,288	14.29	to	13.67	5,403,576	1.19%	6.18%	to	5.32%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2024	0.85%	to	1.65%	269,604	23.66	to	21.91	6,256,076	0.00%	20.30%	to	19.32%
2023	0.85%	to	1.65%	272,415	19.67	to	18.37	5,251,937	0.00%	23.26%	to	22.27%
2022	0.85%	to	1.65%	326,638	15.96	to	15.02	5,122,582	0.00%	-16.13%	to	-16.80%
2021	0.85%	to	1.65%	318,507	19.03	to	18.06	5,977,463	0.21%	21.41%	to	20.44%
2020	0.85%	to	1.65%	348,334	15.67	to	14.99	5,392,728	1.29%	6.07%	to	5.22%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
2024	1.00%	to	1.90%	58,958	15.68	to	14.17	882,708	0.00%	9.97%	to	8.96%
2023	1.00%	to	1.90%	67,469	14.26	to	13.00	918,606	0.00%	11.30%	to	10.29%
2022	1.00%	to	1.90%	78,054	12.81	to	11.79	959,370	0.00%	-16.08%	to	-16.84%
2021	1.00%	to	1.90%	83,254	15.27	to	14.18	1,225,100	0.15%	14.26%	to	13.22%
2020	1.00%	to	1.90%	100,459	13.36	to	12.52	1,303,958	0.82%	6.29%	to	5.32%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2024	1.00%	to	1.95%	110,257	14.08	to	12.65	1,498,563	0.00%	7.62%	to	6.58%
2023	1.00%	to	1.95%	113,710	13.09	to	11.87	1,440,783	0.00%	11.37%	to	10.30%
2022	1.00%	to	1.95%	128,411	11.75	to	10.76	1,472,275	0.00%	-14.68%	to	-15.50%
2021	0.85%	to	1.95%	121,577	13.95	to	12.74	1,642,789	0.16%	9.14%	to	7.93%
2020	0.85%	to	2.35%	107,299	12.78	to	11.46	1,331,120	0.64%	4.15%	to	2.57%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class Y (NDESY)
2024	0.30%	to	0.35%	302,534	17.94	to	17.92	5,423,668	0.06%	37.07%	to	37.00%
2023	0.30%	to	0.35%	102,816	13.09	to	13.08	1,344,821	0.02%	68.84%	to	68.76%
2022	0.35%			47,626	7.75			369,086	0.00%	-22.50%			*	***
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Innovators Fund: Class Y (NIFY)
2024	0.30%	to	0.35%	236,898	14.29	to	14.27	3,380,052	0.27%	22.68%	to	22.62%
2023	0.35%			153,673	11.64			1,788,054	0.51%	33.71%
2022	0.35%			63,297	8.70			550,832	0.33%	-12.98%			*	***
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class Y (NLCGY)
2024	0.30%	to	0.35%	813,779	16.47	to	16.45	13,391,793	0.21%	32.49%	to	32.42%
2023	0.30%	to	0.35%	449,049	12.43	to	12.42	5,579,582	0.29%	34.75%	to	34.68%
2022	0.30%	to	0.35%	160,683	9.23	to	9.22	1,482,230	0.73%	-7.73%	to	-7.76%	*	***
Nationwide Variable Insurance Trust - NVIT J.P. Morgan US Technology Leaders Fund: Class Y (NUSTLY)
2024	0.30%	to	0.35%	706,840	16.82	to	16.80	11,879,740	0.00%	28.13%	to	28.07%
2023	0.30%	to	0.35%	296,813	13.13	to	13.12	3,893,914	0.00%	64.38%	to	64.30%
2022	0.30%	to	0.35%	85,781	7.99	to	7.98	684,882	0.00%	-20.14%	to	-20.17%	*	***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2024	0.85%	to	1.65%	63,566	22.29	to	20.64	1,373,162	1.40%	14.14%	to	13.21%
2023	0.85%	to	1.65%	89,608	19.52	to	18.23	1,698,696	1.29%	7.73%	to	6.87%
2022	0.85%	to	1.65%	131,940	18.12	to	17.06	2,328,188	0.99%	-2.13%	to	-2.92%
2021	0.85%	to	1.65%	146,630	18.52	to	17.57	2,663,654	0.94%	33.18%	to	32.11%
2020	0.85%	to	1.65%	205,241	13.90	to	13.30	2,805,003	1.15%	0.53%	to	-0.28%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2024	0.45%	to	1.95%	629,996	19.30	to	18.08	11,767,508	1.67%	14.61%	to	12.87%
2023	0.45%	to	1.95%	686,444	16.84	to	16.02	11,262,318	1.60%	8.30%	to	6.67%
2022	0.45%	to	1.95%	780,302	15.55	to	15.02	11,899,236	0.83%	-1.75%	to	-3.22%
2021	0.45%	to	2.10%	826,362	15.83	to	15.49	12,929,118	1.18%	33.75%	to	31.53%
2020	0.45%	to	2.15%	844,329	11.83	to	11.77	9,964,331	1.24%	18.34%	to	17.73%	*	***
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2024	0.45%	to	1.95%	4,475,787	10.63	to	9.12	44,575,747	3.02%	0.62%	to	-0.90%
2023	0.45%	to	1.95%	4,175,443	10.57	to	9.20	41,570,477	2.69%	4.72%	to	3.15%
2022	0.45%	to	1.95%	4,229,300	10.09	to	8.92	40,439,391	2.26%	-13.78%	to	-15.07%
2021	0.45%	to	2.35%	4,430,368	11.70	to	10.20	49,392,621	2.05%	-2.52%	to	-4.38%
2020	0.45%	to	2.35%	4,128,643	12.01	to	10.67	47,540,573	2.30%	6.71%	to	4.68%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2024	0.85%	to	1.65%	486,105	10.28	to	9.52	4,850,364	3.09%	0.25%	to	-0.56%
2023	1.00%	to	1.65%	482,037	10.12	to	9.57	4,817,214	2.62%	4.01%	to	3.32%
2022	0.85%	to	1.65%	591,200	9.84	to	9.27	5,691,657	1.96%	-15.70%	to	-16.38%
2021	0.85%	to	1.65%	660,058	11.68	to	11.08	7,569,033	1.96%	-2.09%	to	-2.88%
2020	1.00%	to	1.65%	467,298	11.83	to	11.41	5,481,774	2.50%	5.70%	to	5.01%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2024	0.45%	to	2.00%	433,028	27.05	to	21.49	10,192,426	0.00%	12.02%	to	10.27%
2023	0.45%	to	2.00%	493,043	24.15	to	19.49	10,448,578	0.00%	15.76%	to	13.96%
2022	0.45%	to	2.00%	573,505	20.86	to	17.10	10,624,024	0.00%	-15.43%	to	-16.75%
2021	0.45%	to	2.00%	629,936	24.67	to	20.54	13,925,407	0.17%	15.24%	to	13.44%
2020	0.45%	to	2.10%	681,856	21.41	to	17.91	13,146,875	0.99%	10.97%	to	9.13%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2024	0.85%	to	1.95%	697,636	14.55	to	12.36	9,468,182	0.00%	4.20%	to	3.04%
2023	0.85%	to	1.95%	800,252	13.97	to	11.99	10,443,187	0.00%	7.90%	to	6.71%
2022	0.85%	to	1.95%	887,191	12.94	to	11.24	10,771,960	0.00%	-12.82%	to	-13.78%
2021	0.85%	to	2.30%	1,126,605	14.85	to	12.50	15,396,008	0.11%	3.49%	to	1.98%
2020	0.85%	to	2.30%	1,268,916	14.34	to	12.26	16,934,679	0.25%	6.68%	to	5.12%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2024	0.85%	to	1.95%	304,072	28.10	to	23.86	7,979,075	0.00%	12.74%	to	11.48%
2023	0.85%	to	1.95%	297,094	24.92	to	21.40	6,938,575	0.00%	16.91%	to	15.61%
2022	0.45%	to	1.95%	351,847	22.43	to	18.51	7,073,132	0.00%	-15.51%	to	-16.78%
2021	0.45%	to	1.95%	357,334	26.55	to	22.24	8,564,318	0.16%	17.53%	to	15.76%
2020	0.45%	to	1.95%	379,172	22.59	to	19.22	7,803,807	1.07%	11.75%	to	10.07%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2024	1.00%	to	2.30%	450,249	17.98	to	14.81	7,519,985	0.00%	6.74%	to	5.33%
2023	0.95%	to	2.30%	504,464	18.95	to	14.06	7,952,522	0.00%	10.14%	to	9.14%
2022	0.95%	to	2.30%	560,282	17.20	to	12.88	8,030,092	0.00%	-14.32%	to	-15.07%
2021	0.95%	to	2.30%	548,260	20.08	to	15.17	9,166,809	0.14%	7.57%	to	6.52%
2020	0.45%	to	2.50%	582,852	17.39	to	13.93	9,068,705	0.54%	8.56%	to	6.33%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2024	0.45%	to	2.00%	572,328	24.41	to	19.39	12,201,751	0.00%	10.45%	to	8.73%
2023	0.45%	to	2.00%	792,268	22.10	to	17.83	15,332,960	0.00%	14.40%	to	12.63%
2022	0.45%	to	2.00%	961,051	19.32	to	15.84	16,402,354	0.00%	-14.51%	to	-15.84%
2021	0.45%	to	2.20%	1,061,546	22.60	to	18.37	21,364,299	0.15%	12.95%	to	10.97%
2020	0.45%	to	2.50%	1,334,244	20.00	to	16.02	24,004,776	0.89%	10.19%	to	7.92%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2024	0.45%	to	1.95%	223,027	33.29	to	26.64	6,597,344	0.00%	14.85%	to	13.11%
2023	0.45%	to	1.95%	207,820	28.98	to	23.55	5,360,712	0.00%	19.00%	to	17.21%
2022	0.45%	to	1.95%	240,727	24.36	to	20.10	5,281,288	0.00%	-15.60%	to	-16.87%
2021	0.45%	to	1.95%	258,061	28.86	to	24.17	6,749,134	0.13%	19.56%	to	17.76%
2020	0.45%	to	2.10%	267,596	24.14	to	20.20	5,894,683	0.89%	12.05%	to	10.20%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2024	0.45%	to	2.30%	491,401	21.59	to	16.40	9,476,588	0.00%	8.76%	to	6.73%
2023	0.45%	to	2.30%	630,032	19.85	to	15.37	11,052,036	0.00%	12.81%	to	10.72%
2022	0.45%	to	2.30%	626,578	17.60	to	13.88	9,887,623	0.00%	-14.09%	to	-15.68%
2021	0.45%	to	2.30%	718,252	20.49	to	16.46	13,247,924	0.16%	10.50%	to	8.44%
2020	0.45%	to	2.50%	704,946	18.54	to	14.85	11,811,786	0.70%	9.19%	to	6.94%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2024	1.00%	to	2.30%	602,056	14.76	to	12.81	8,615,431	0.00%	6.71%	to	5.30%
2023	1.00%	to	2.30%	718,590	13.83	to	12.17	9,675,422	0.00%	11.91%	to	10.45%
2022	0.45%	to	2.30%	882,984	12.97	to	11.02	10,651,261	0.00%	-15.37%	to	-16.94%
2021	0.45%	to	2.10%	881,154	15.32	to	13.47	12,639,494	0.21%	7.76%	to	5.97%
2020	0.45%	to	2.15%	1,383,613	14.22	to	12.67	18,531,998	0.12%	8.91%	to	7.05%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2024	0.45%	to	2.30%	842,829	18.19	to	14.89	14,135,000	0.00%	9.97%	to	7.92%
2023	0.45%	to	2.30%	931,553	16.55	to	13.80	14,317,533	0.00%	15.85%	to	13.71%
2022	0.45%	to	2.30%	1,064,670	14.28	to	12.13	14,266,256	0.00%	-17.94%	to	-19.46%
2021	0.45%	to	2.30%	1,058,937	17.40	to	15.07	17,354,026	0.17%	11.66%	to	9.58%
2020	0.45%	to	2.30%	1,126,721	15.59	to	13.75	16,638,948	0.16%	11.12%	to	9.05%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2024	0.85%	to	1.95%	836,099	9.67	to	9.07	7,932,715	3.01%	-0.05%	to	-1.17%
2023	0.85%	to	1.65%	756,084	9.67	to	9.31	7,204,324	2.55%	4.33%	to	3.49%
2022	0.85%	to	1.65%	665,226	9.27	to	9.00	6,087,243	1.82%	-14.47%	to	-15.16%
2021	0.85%	to	1.65%	634,749	10.84	to	10.61	6,815,612	1.16%	-2.86%	to	-3.64%
2020	0.85%	to	1.65%	374,528	11.16	to	11.01	4,154,692	2.00%	6.21%	to	5.36%
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2024	0.45%	to	1.90%	136,035	17.40	to	16.01	2,271,095	1.42%	15.04%	to	13.36%
2023	1.00%	to	1.90%	96,699	14.74	to	14.13	1,415,213	1.48%	19.28%	to	18.20%
2022	1.00%	to	1.90%	91,131	12.36	to	11.95	1,120,048	1.72%	-17.21%	to	-17.97%
2021	0.85%	to	1.65%	70,589	14.99	to	14.67	1,047,496	1.64%	20.83%	to	19.86%
2020	1.00%	to	1.65%	43,477	12.37	to	12.24	536,766	1.89%	14.60%	to	13.85%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2024	0.85%	to	1.55%	245,096	15.36	to	14.37	3,686,095	2.37%	10.06%	to	9.28%
2023	0.85%	to	1.35%	196,566	13.96	to	13.37	2,687,668	2.58%	20.44%	to	19.83%
2022	0.85%	to	1.35%	198,918	11.59	to	11.16	2,265,446	3.30%	-15.10%	to	-15.53%
2021	0.85%	to	1.35%	266,869	13.65	to	13.21	3,586,007	2.23%	11.44%	to	10.88%
2020	0.85%	to	1.35%	300,908	12.25	to	11.92	3,633,783	0.96%	6.77%	to	6.23%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2024	0.45%	to	1.95%	3,445,975	15.11	to	12.96	48,953,220	3.60%	2.64%	to	1.09%
2023	0.45%	to	1.95%	3,415,010	14.72	to	12.82	47,422,732	2.36%	17.05%	to	15.29%
2022	0.45%	to	2.10%	4,049,635	12.58	to	10.98	48,326,128	3.90%	-14.68%	to	-16.09%
2021	0.45%	to	2.10%	4,022,365	14.74	to	13.08	56,620,590	3.06%	10.34%	to	8.52%
2020	0.45%	to	2.15%	3,735,656	13.36	to	12.02	47,877,138	2.61%	7.05%	to	5.22%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)
2020	0.45%	to	2.25%	763,244	13.70	to	11.48	9,533,768	2.70%	8.55%	to	6.59%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)
2024	0.45%	to	1.95%	2,582,520	9.25	to	8.80	23,331,503	3.26%	1.42%	to	-0.11%
2023	0.45%	to	1.95%	2,719,240	9.12	to	8.81	24,382,375	3.51%	6.88%	to	5.27%
2022	0.45%	to	1.95%	2,859,974	8.53	to	8.37	24,171,482	2.28%	-13.99%	to	-15.28%
2021	0.45%	to	2.10%	3,782,136	9.92	to	9.87	37,434,944	3.51%	-0.81%	to	-1.25%	*	***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)
2024	0.35%			11,213	9.43			105,731	4.07%	1.79%
2023	0.35%			4,007	9.26			37,116	3.19%	7.25%
2022	0.35%			6,243	8.64			53,924	2.54%	-13.74%
2021	0.35%			6,209	10.01			62,174	2.21%	0.13%			*	***
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)
2024	0.85%	to	1.65%	247,408	13.51	to	12.51	3,270,302	0.00%	6.44%	to	5.58%
2023	0.85%	to	1.90%	258,453	12.69	to	12.47	3,210,635	0.00%	10.86%	to	9.69%
2022	0.85%	to	1.90%	232,679	11.45	to	11.37	2,611,205	0.00%	-15.56%	to	-16.45%
2021	0.85%	to	1.90%	226,421	13.56	to	13.61	3,019,154	3.71%	3.54%	to	2.44%
2020	0.85%	to	1.90%	202,528	13.10	to	13.28	2,610,912	3.01%	13.57%	to	12.37%
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)
2024	0.45%	to	1.95%	444,681	18.47	to	14.79	7,364,703	0.22%	-2.16%	to	-3.65%
2023	0.45%	to	1.95%	490,185	18.88	to	15.35	8,335,869	1.38%	15.02%	to	13.29%
2022	0.45%	to	1.95%	548,922	16.42	to	13.55	8,180,606	0.00%	-38.36%	to	-39.29%
2021	0.45%	to	2.10%	668,747	26.63	to	21.92	16,286,357	0.20%	-1.85%	to	-3.48%
2020	0.45%	to	2.10%	324,034	27.14	to	22.71	8,016,192	0.72%	50.08%	to	47.59%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2024	0.45%	to	1.95%	252,925	14.37	to	13.48	3,521,796	5.90%	3.63%	to	2.06%
2023	0.45%	to	1.95%	298,923	13.87	to	13.21	4,044,538	2.39%	14.85%	to	13.12%
2022	0.45%	to	1.95%	340,994	12.08	to	11.68	4,045,406	3.55%	-6.55%	to	-7.96%
2021	0.45%	to	2.10%	386,705	12.92	to	12.67	4,946,862	3.18%	9.78%	to	7.97%
2020	0.45%	to	2.15%	323,306	11.77	to	11.73	3,798,757	0.00%	17.71%	to	17.29%	*	***
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2024	0.45%	to	1.95%	290,660	78.48	to	62.82	20,305,039	0.59%	25.29%	to	23.39%
2023	0.45%	to	2.05%	305,091	62.64	to	50.21	17,192,224	5.09%	34.38%	to	32.23%
2022	0.45%	to	2.05%	237,306	46.62	to	37.97	9,955,639	4.29%	-13.04%	to	-14.43%
2021	0.45%	to	2.10%	231,801	53.60	to	44.11	11,178,556	0.00%	39.24%	to	36.94%
2020	0.45%	to	2.50%	246,971	38.50	to	30.84	8,566,887	0.00%	29.33%	to	26.67%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2024	0.45%	to	2.30%	17,514,621	10.65	to	8.03	164,868,918	4.53%	4.15%	to	2.20%
2023	0.45%	to	2.30%	19,403,371	10.22	to	7.86	176,733,499	4.39%	4.02%	to	2.09%
2022	0.45%	to	2.30%	23,879,495	9.83	to	7.70	209,812,809	1.25%	0.68%	to	-1.19%
2021	0.45%	to	2.50%	15,041,414	9.76	to	7.60	132,184,660	0.00%	-0.45%	to	-2.50%
2020	0.45%	to	2.50%	17,318,922	9.81	to	7.79	153,555,790	0.14%	-0.27%	to	-2.32%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2024	0.35%	to	1.60%	19,901	9.67	to	46.13	277,546	0.00%	18.08%	to	16.59%
2023	0.35%	to	1.60%	23,598	8.19	to	39.57	267,888	0.00%	20.16%	to	18.65%
2022	0.35%	to	1.60%	31,433	6.82	to	33.35	278,626	0.00%	-37.83%	to	-38.61%
2021	0.35%	to	1.60%	19,427	10.96	to	54.32	323,585	0.12%	-5.04%	to	-6.23%
2020	1.15%	to	1.60%	3,083	61.10	to	57.93	183,999	0.00%	59.05%	to	58.33%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
2024	0.45%	to	1.95%	218,844	38.63	to	30.92	7,485,597	0.00%	17.55%	to	15.77%
2023	0.45%	to	1.95%	301,433	32.87	to	26.71	8,862,144	0.00%	19.90%	to	18.10%
2022	0.45%	to	1.95%	354,984	27.41	to	22.62	8,781,559	0.00%	-38.10%	to	-39.03%
2021	0.45%	to	2.10%	409,517	44.28	to	36.44	16,490,957	0.00%	-5.36%	to	-6.93%
2020	0.45%	to	2.45%	371,459	46.79	to	37.68	15,790,536	0.00%	59.78%	to	56.57%
Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)
2024	0.45%	to	1.95%	211,532	36.13	to	28.92	6,722,702	1.02%	7.99%	to	6.36%
2023	0.45%	to	1.95%	226,949	33.46	to	27.19	6,735,378	1.46%	8.14%	to	6.52%
2022	0.45%	to	2.15%	264,013	30.94	to	24.88	7,291,684	1.34%	-3.10%	to	-4.75%
2021	0.45%	to	2.10%	308,248	31.93	to	26.27	8,879,492	0.76%	23.46%	to	21.41%
2020	0.45%	to	2.15%	288,719	25.86	to	21.52	6,798,554	2.02%	-1.59%	to	-3.27%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)
2022	0.35%			26,416	11.23			296,665	0.34%	-17.35%
2021	0.35%			32,657	13.59			443,749	0.40%	26.13%			*	***
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)
2024	0.45%	to	1.95%	171,999	28.83	to	25.28	4,628,690	0.35%	20.93%	to	19.10%
2023	0.45%	to	1.95%	172,191	23.84	to	21.23	3,873,658	0.43%	22.64%	to	20.80%
2022	0.45%	to	1.95%	181,232	19.44	to	17.57	3,357,278	0.28%	-17.48%	to	-18.73%
2021	0.45%	to	1.95%	216,559	23.56	to	21.62	4,900,273	0.22%	25.86%	to	23.96%
2020	0.85%	to	2.10%	222,412	18.37	to	17.32	4,018,006	0.32%	12.44%	to	11.02%
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)
2024	0.85%	to	1.55%	50,759	20.18	to	18.87	1,004,367	0.14%	7.54%	to	6.78%
2023	0.85%	to	1.55%	75,655	18.76	to	17.67	1,397,171	0.30%	19.66%	to	18.82%
2022	1.00%	to	1.55%	81,620	15.50	to	14.87	1,259,364	0.53%	-23.72%	to	-24.14%
2021	1.00%	to	1.55%	95,217	20.32	to	19.60	1,927,988	0.36%	25.49%	to	24.79%
2020	1.00%	to	1.55%	82,702	16.19	to	15.71	1,334,773	0.77%	12.20%	to	11.58%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2024	0.45%	to	1.95%	738,844	31.02	to	27.19	21,049,325	0.99%	21.94%	to	20.10%
2023	0.45%	to	1.95%	681,339	25.44	to	22.64	16,009,908	1.16%	23.01%	to	21.16%
2022	0.45%	to	1.95%	719,998	20.68	to	18.68	13,867,822	0.63%	-22.61%	to	-23.78%
2021	0.45%	to	1.95%	763,239	26.72	to	24.51	19,118,529	0.38%	29.33%	to	27.38%
2020	0.45%	to	2.50%	761,770	20.66	to	18.74	14,837,614	1.16%	17.99%	to	15.57%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2024	0.45%	to	1.95%	345,616	18.86	to	15.80	5,936,954	2.14%	9.99%	to	8.33%
2023	0.65%	to	1.95%	415,611	16.79	to	14.59	6,546,161	2.05%	11.91%	to	10.45%
2022	0.45%	to	1.95%	471,469	15.29	to	13.21	6,664,710	1.17%	-29.04%	to	-30.11%
2021	0.45%	to	2.10%	596,361	21.55	to	18.65	11,957,561	1.01%	45.67%	to	43.26%
2020	0.45%	to	2.50%	454,095	14.80	to	12.61	6,370,922	1.35%	-6.12%	to	-8.06%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2024	0.45%	to	1.95%	2,450,381	19.81	to	16.98	45,423,105	0.94%	10.37%	to	8.70%
2023	0.45%	to	1.95%	2,380,014	17.95	to	15.62	40,127,941	1.11%	15.83%	to	14.09%
2022	0.65%	to	1.95%	2,584,907	15.24	to	13.69	37,937,760	0.81%	-21.24%	to	-22.27%
2021	0.65%	to	2.15%	2,593,518	19.35	to	17.36	48,546,778	0.81%	13.46%	to	11.75%
2020	0.45%	to	2.15%	2,572,422	17.27	to	15.54	42,580,886	0.95%	18.78%	to	16.75%
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)
2024	0.45%	to	1.95%	1,189,273	11.46	to	9.32	12,288,856	3.77%	4.58%	to	3.00%
2023	0.45%	to	1.95%	1,409,060	10.96	to	9.04	13,971,220	3.19%	5.21%	to	3.63%
2022	0.45%	to	2.10%	1,798,484	10.42	to	8.57	17,025,354	1.97%	-6.09%	to	-7.64%
2021	0.45%	to	2.10%	1,535,194	11.09	to	9.28	15,715,417	1.04%	-1.04%	to	-2.68%
2020	0.45%	to	2.10%	1,641,171	11.21	to	9.54	16,949,397	1.64%	2.37%	to	0.67%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2024	0.85%	to	1.65%	33,447	12.77	to	11.83	417,397	5.43%	3.36%	to	2.52%
2023	0.85%	to	1.65%	40,689	12.35	to	11.54	491,371	2.46%	14.58%	to	13.66%
2022	0.85%	to	1.65%	42,677	10.78	to	10.15	451,174	3.53%	-6.79%	to	-7.54%
2021	0.85%	to	1.65%	54,229	11.57	to	10.98	616,056	1.85%	9.46%	to	8.58%
2020	0.85%	to	1.65%	101,653	10.57	to	10.11	1,057,621	1.47%	4.29%	to	3.44%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2024	1.30%			1,507	9.54			14,383	4.82%	3.51%
2023	1.30%			3,508	9.22			32,336	4.65%	3.39%
2022	1.30%			3,509	8.92			31,287	1.04%	-0.02%
2021	1.30%			3,511	8.92			31,310	0.00%	-1.30%
2020	1.30%			3,513	9.04			31,741	0.24%	-1.06%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2024	0.45%	to	1.95%	183,700	25.36	to	21.57	4,218,932	0.11%	12.57%	to	10.87%
2023	0.45%	to	1.95%	254,420	22.53	to	19.45	5,238,751	0.48%	13.48%	to	11.77%
2022	0.45%	to	2.10%	298,547	19.86	to	17.17	5,462,677	0.41%	-19.13%	to	-20.47%
2021	0.45%	to	2.10%	356,480	24.55	to	21.59	8,137,448	0.00%	30.25%	to	28.09%
2020	0.45%	to	2.20%	398,382	18.85	to	16.74	7,042,028	0.02%	22.14%	to	19.99%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2024	0.85%	to	1.65%	394,158	21.34	to	19.76	8,139,789	0.00%	11.87%	to	10.97%
2023	0.85%	to	1.65%	307,464	19.08	to	17.81	5,754,138	0.32%	12.73%	to	11.82%
2022	0.85%	to	1.65%	366,316	16.92	to	15.93	6,078,464	0.31%	-19.67%	to	-20.32%
2021	0.85%	to	1.65%	294,839	21.07	to	19.99	6,115,948	0.00%	29.40%	to	28.36%
2020	0.85%	to	1.65%	203,616	16.28	to	15.57	3,280,875	0.02%	21.32%	to	20.34%
Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)
2024	0.45%	to	1.95%	123,008	27.86	to	23.69	3,061,118	0.00%	20.66%	to	18.83%
2023	0.45%	to	1.95%	151,966	23.09	to	19.93	3,170,751	0.00%	16.94%	to	15.18%
2022	0.45%	to	2.15%	161,207	19.75	to	17.00	2,900,477	0.00%	-30.68%	to	-31.86%
2021	0.45%	to	2.10%	207,812	28.48	to	25.05	5,481,214	0.00%	9.81%	to	7.99%
2020	0.45%	to	2.45%	269,724	25.94	to	22.65	6,525,872	0.00%	40.25%	to	37.44%
Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II (SCGF2)
2024	0.85%	to	1.65%	265,472	21.13	to	19.57	5,454,727	0.00%	19.89%	to	18.92%
2023	0.85%	to	1.65%	265,905	17.63	to	16.46	4,566,058	0.00%	16.17%	to	15.23%
2022	0.85%	to	1.65%	234,858	15.17	to	14.28	3,487,889	0.00%	-31.10%	to	-31.65%
2021	0.85%	to	1.65%	307,642	22.02	to	20.90	6,650,001	0.00%	9.11%	to	8.23%
2020	0.85%	to	1.65%	224,995	20.18	to	19.31	4,471,474	0.00%	39.32%	to	38.20%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2024	0.45%	to	1.95%	122,187	19.94	to	16.96	2,198,270	0.72%	6.05%	to	4.44%
2023	0.45%	to	1.95%	136,451	18.80	to	16.23	2,337,447	0.38%	16.92%	to	15.17%
2022	0.45%	to	1.95%	179,309	16.08	to	14.10	2,649,258	0.33%	-13.31%	to	-14.61%
2021	0.45%	to	2.00%	197,125	18.55	to	16.44	3,391,780	0.00%	31.45%	to	29.40%
2020	0.45%	to	2.35%	197,758	14.11	to	12.41	2,609,376	0.07%	4.68%	to	2.68%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2024	0.85%	to	1.65%	174,055	17.16	to	15.89	2,891,022	0.64%	5.39%	to	4.53%
2023	0.85%	to	1.65%	177,674	16.28	to	15.20	2,814,859	0.19%	16.16%	to	15.23%
2022	0.85%	to	1.65%	178,234	14.02	to	13.19	2,434,277	0.11%	-13.90%	to	-14.59%
2021	0.85%	to	1.65%	222,320	16.28	to	15.45	3,535,806	0.00%	30.46%	to	29.41%
2020	0.85%	to	1.65%	258,015	12.48	to	11.94	3,156,011	0.00%	4.06%	to	3.22%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2024	0.45%	to	1.80%	64,533	27.81	to	24.03	1,613,017	0.99%	13.14%	to	11.60%
2023	0.45%	to	1.90%	75,194	24.58	to	21.32	1,678,288	1.43%	7.79%	to	6.22%
2022	0.45%	to	1.90%	69,955	22.80	to	20.07	1,462,464	1.09%	-8.86%	to	-10.18%
2021	0.45%	to	2.10%	91,888	25.02	to	22.00	2,126,930	0.75%	21.33%	to	19.32%
2020	0.45%	to	2.20%	104,470	20.62	to	18.31	2,012,551	0.75%	9.86%	to	7.93%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2024	0.85%	to	1.65%	165,802	22.77	to	21.08	3,661,914	0.77%	12.37%	to	11.45%
2023	0.85%	to	1.65%	183,687	20.26	to	18.92	3,617,715	1.24%	7.12%	to	6.26%
2022	0.85%	to	1.65%	149,986	18.91	to	17.80	2,767,265	0.99%	-9.44%	to	-10.17%
2021	0.85%	to	1.65%	114,266	20.89	to	19.82	2,336,290	0.58%	20.54%	to	19.57%
2020	0.85%	to	1.65%	81,166	17.33	to	16.58	1,381,257	0.81%	9.12%	to	8.24%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2022	0.35%			1,565	8.44			13,206	0.27%	-18.74%
2021	0.35%			3,311	10.38			34,382	0.00%	3.84%			****
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)
2024	0.45%	to	1.95%	392,826	9.45	to	7.91	3,257,121	3.27%	4.33%	to	2.75%
2023	0.45%	to	1.95%	775,137	9.05	to	7.70	6,566,600	1.83%	1.07%	to	-0.45%
2022	0.45%	to	2.10%	936,216	8.96	to	7.62	7,821,376	1.61%	-13.51%	to	-14.94%
2021	0.45%	to	2.50%	1,355,517	10.36	to	8.65	13,107,228	0.29%	-2.83%	to	-4.83%
2020	0.45%	to	2.50%	1,802,935	10.66	to	9.09	17,971,764	2.23%	1.96%	to	-0.14%
New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2024	0.65%	to	1.95%	246,264	20.86	to	18.61	4,905,056	3.04%	7.55%	to	6.14%
2023	0.65%	to	1.95%	377,504	19.39	to	17.53	7,008,415	1.76%	7.77%	to	6.37%
2022	0.65%	to	2.10%	356,353	17.99	to	16.31	6,177,867	2.96%	-13.53%	to	-14.79%
2021	0.65%	to	2.10%	410,743	20.81	to	19.15	8,274,527	0.74%	8.16%	to	6.58%
2020	0.65%	to	2.10%	422,854	19.24	to	17.96	7,899,968	0.36%	34.69%	to	32.73%
New York Life Investments VP Funds Trust - NYLI VP MacKay High Yield Corporate Bond Portfolio: Initial Class (MNHCBI)
2024	0.30%	to	0.35%	195,772	11.76	to	11.73	2,298,674	6.06%	6.80%	to	6.74%
2023	0.30%	to	0.35%	182,456	11.01	to	10.99	2,006,484	7.18%	11.54%	to	11.48%
2022	0.30%	to	0.35%	87,124	9.87	to	9.86	859,544	5.29%	-8.34%	to	-8.38%
2021	0.35%			34,824	10.76			374,780	6.14%	5.14%			****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

New York Life Investments VP Funds Trust - NYLI VP Floating Rate Portfolio: Initial Class (MNVFRI)
2024	0.30%	to	0.35%	60,683	12.44	to	12.42	753,698	8.07%	7.76%	to	7.71%
2023	0.30%	to	0.35%	54,411	11.55	to	11.53	627,359	8.28%	11.53%	to	11.47%
2022	0.30%	to	0.35%	77,010	10.35	to	10.34	796,583	4.87%	-1.55%	to	-1.59%
2021	0.30%	to	0.35%	59,742	10.52	to	10.51	627,910	2.23%	3.41%	to	3.36%	****
New York Life Investments VP Funds Trust - NYLI VP Winslow Large Cap Growth Portfolio: Initial Class (MNWLGI)
2024	0.35%			5,958	16.78			99,965	0.00%	29.14%
2023	0.35%			4,531	12.99			58,877	0.00%	42.55%
2022	0.35%			434	9.11			3,956	0.00%	-8.86%			****
Prudential Series Fund - PSF PGIM High Yield Bond Portfolio: Class I (PSHYBI)
2024	0.35%			20,070	12.22			245,227	0.00%	8.23%
2023	0.35%			12,227	11.29			138,033	0.00%	11.43%
Prudential Series Fund - PSF PGIM Total Return Bond Portfolio: Class I (PSTRBI)
2024	0.30%	to	0.35%	105,549	11.33	to	11.32	1,195,970	0.00%	2.69%	to	2.64%
2023	0.30%	to	0.35%	71,446	11.04	to	11.03	788,423	0.00%	6.95%	to	6.90%
2022	0.30%			44,694	10.32			461,245	0.00%	3.20%			****
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2024	0.45%	to	1.95%	313,820	12.43	to	10.50	3,606,645	4.68%	5.03%	to	3.44%
2023	0.45%	to	1.95%	313,347	11.84	to	10.15	3,437,784	3.58%	6.52%	to	4.92%
2022	0.45%	to	1.95%	397,200	11.11	to	9.67	4,114,941	2.63%	-6.88%	to	-8.28%
2021	0.45%	to	2.10%	404,525	11.93	to	10.41	4,523,492	2.00%	0.74%	to	-0.93%
2020	0.45%	to	2.20%	336,037	11.84	to	10.44	3,728,860	2.68%	4.22%	to	2.39%
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2024	0.45%	to	1.95%	212,734	15.83	to	12.87	3,010,869	6.18%	3.11%	to	1.54%
2023	0.45%	to	1.95%	299,554	15.36	to	12.67	4,072,145	2.75%	7.53%	to	5.92%
2022	0.45%	to	1.95%	360,545	14.28	to	11.96	4,573,180	7.54%	-12.26%	to	-13.58%
2021	0.45%	to	2.10%	374,398	16.28	to	13.62	5,456,054	11.08%	15.52%	to	13.61%
2020	0.45%	to	2.35%	339,247	14.09	to	11.70	4,326,749	4.79%	7.42%	to	5.37%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2024	0.45%	to	1.90%	267,420	16.28	to	13.13	3,917,304	6.32%	6.93%	to	5.37%
2023	0.45%	to	1.95%	312,719	15.22	to	12.37	4,315,084	5.61%	10.51%	to	8.85%
2022	0.45%	to	1.95%	346,359	13.77	to	11.37	4,348,789	4.72%	-16.18%	to	-17.44%
2021	0.45%	to	1.95%	377,599	16.43	to	13.77	5,703,657	4.40%	-3.09%	to	-4.55%
2020	0.45%	to	2.35%	396,220	16.96	to	13.81	6,195,225	4.48%	6.10%	to	4.08%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2024	0.45%	to	1.95%	182,071	10.11	to	8.09	1,660,745	3.26%	-3.94%	to	-5.39%
2023	0.45%	to	1.95%	203,367	10.52	to	8.55	1,938,375	2.43%	5.64%	to	4.05%
2022	0.45%	to	1.95%	226,407	9.96	to	8.22	2,051,427	1.46%	-19.43%	to	-20.64%
2021	0.45%	to	1.95%	252,777	12.36	to	10.35	2,878,306	6.02%	-8.03%	to	-9.41%
2020	0.45%	to	2.35%	191,575	13.44	to	10.94	2,367,755	4.87%	10.16%	to	8.06%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Institutional Class (PMVFHI)
2024	0.30%	to	0.35%	197,962	10.19	to	10.17	2,012,939	3.77%	5.30%	to	5.25%
2023	0.30%	to	0.35%	180,017	9.67	to	9.66	1,739,134	2.77%	8.86%	to	8.80%
2022	0.30%	to	0.35%	107,986	8.89	to	8.88	958,625	1.68%	-10.29%	to	-10.34%
2021	0.30%	to	0.35%	61,917	9.91	to	9.90	613,017	0.98%	-2.10%	to	-2.15%	****
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)
2024	0.85%	to	1.95%	329,180	11.07	to	10.16	3,594,723	3.51%	4.46%	to	3.29%
2023	0.85%	to	1.95%	337,378	10.59	to	9.84	3,530,515	2.49%	7.99%	to	6.80%
2022	0.85%	to	1.95%	361,890	9.81	to	9.21	3,511,050	1.38%	-11.01%	to	-12.00%
2021	0.85%	to	1.95%	386,668	11.02	to	10.47	4,225,023	1.49%	-2.89%	to	-3.96%
2020	0.85%	to	1.95%	322,091	11.35	to	10.90	3,630,741	5.46%	4.55%	to	3.39%
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class (PMVGBD)
2024	0.45%	to	1.95%	142,536	11.84	to	9.48	1,456,746	3.42%	-1.05%	to	-2.55%
2023	0.45%	to	1.95%	156,730	11.97	to	9.73	1,630,672	2.15%	4.69%	to	3.11%
2022	0.45%	to	1.95%	177,746	11.43	to	9.43	1,786,765	1.38%	-11.49%	to	-12.82%
2021	0.45%	to	2.10%	193,570	12.92	to	10.63	2,216,754	4.84%	-4.69%	to	-6.27%
2020	0.45%	to	2.35%	311,056	13.55	to	11.03	3,754,278	2.28%	9.51%	to	7.42%
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
2024	0.45%	to	1.95%	235,212	19.76	to	15.82	4,030,669	5.75%	6.30%	to	4.69%
2023	0.45%	to	1.95%	311,492	18.59	to	15.11	5,098,858	5.60%	11.62%	to	9.95%
2022	0.45%	to	1.95%	365,517	16.66	to	13.74	5,403,301	4.97%	-10.79%	to	-12.13%
2021	0.45%	to	2.10%	317,292	18.67	to	15.36	5,275,870	4.34%	3.08%	to	1.37%
2020	0.45%	to	2.35%	661,036	18.11	to	14.75	10,869,016	4.74%	5.14%	to	3.13%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

PIMCO Variable Insurance Trust - High Yield Portfolio: Institutional Class (PMVHYI)
2024	0.35%			1,263	11.29			14,252	5.99%	6.67%
2022	0.30%	to	0.35%	88,684	9.46	to	9.45	837,769	5.18%	-10.43%	to	-10.47%
2021	0.30%	to	0.35%	98,111	10.56	to	10.55	1,035,357	4.13%	3.49%	to	3.44%	****
PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)
2024	0.30%	to	0.35%	673,021	10.93	to	10.90	7,341,237	6.00%	5.25%	to	5.20%
2023	0.30%	to	0.35%	498,112	10.38	to	10.36	5,164,601	5.47%	8.10%	to	8.05%
2022	0.30%	to	0.35%	288,301	9.60	to	9.59	2,765,781	3.93%	-7.93%	to	-7.97%
2021	0.30%	to	0.35%	185,959	10.43	to	10.42	1,938,518	2.09%	1.85%	to	1.80%	****
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
2024	0.45%	to	1.95%	1,446,924	12.51	to	11.14	17,168,708	5.78%	4.83%	to	3.24%
2023	0.45%	to	1.90%	1,472,317	11.94	to	10.82	16,710,599	5.20%	7.67%	to	6.11%
2022	0.45%	to	1.95%	1,711,861	11.09	to	10.17	18,239,878	3.62%	-8.30%	to	-9.67%
2021	0.45%	to	1.90%	1,594,554	12.09	to	11.29	18,688,883	2.80%	1.45%	to	-0.03%
2020	0.45%	to	2.15%	1,515,055	11.92	to	11.19	17,592,818	4.47%	5.91%	to	4.10%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2024	0.45%	to	1.95%	628,950	11.13	to	9.05	6,075,995	3.88%	3.92%	to	2.35%
2023	0.45%	to	1.95%	1,305,455	10.71	to	8.84	12,078,145	3.49%	4.40%	to	2.84%
2022	0.45%	to	1.95%	1,235,500	10.26	to	8.59	11,257,591	1.48%	-6.27%	to	-7.68%
2021	0.45%	to	2.15%	1,438,705	10.95	to	9.11	14,141,862	0.42%	-1.47%	to	-3.15%
2020	0.45%	to	2.35%	1,710,033	11.11	to	9.22	17,170,918	1.08%	2.43%	to	0.47%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Institutional Class (PMVLDI)
2024	0.30%	to	0.35%	149,853	10.21	to	10.19	1,528,295	4.14%	4.34%	to	4.29%
2023	0.30%	to	0.35%	149,336	9.78	to	9.77	1,459,809	3.77%	4.82%	to	4.77%
2022	0.30%	to	0.35%	131,229	9.33	to	9.32	1,224,009	1.84%	-5.89%	to	-5.94%
2021	0.35%			68,289	9.91			676,897	0.53%	-1.12%			****
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
2024	1.00%	to	1.65%	11,737	10.28	to	10.23	120,518	0.46%	2.76%	to	2.31%	****
PIMCO Variable Insurance Trust - Real Return Portfolio: Institutional Class (PMVRI)
2024	0.30%	to	0.35%	151,086	10.07	to	10.05	1,517,993	2.76%	1.97%	to	1.92%
2023	0.35%			113,976	9.86			1,123,416	3.26%	3.49%
2022	0.35%			82,428	9.52			785,092	7.19%	-12.07%
2021	0.35%			75,509	10.83			817,871	3.23%	5.33%			****
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
2024	0.45%	to	1.95%	418,637	9.11	to	7.29	3,358,332	1.96%	3.50%	to	1.93%
2023	0.45%	to	1.95%	580,739	8.80	to	7.15	4,505,477	16.27%	-8.35%	to	-9.72%
2022	0.45%	to	1.95%	707,438	9.60	to	7.92	6,038,249	23.15%	8.18%	to	6.55%
2021	0.45%	to	2.00%	622,029	8.87	to	7.39	4,945,451	4.43%	32.51%	to	30.45%
2020	0.45%	to	2.35%	392,016	6.70	to	5.45	2,356,070	5.96%	0.77%	to	-1.15%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Institutional Class (PMVRSI)
2024	0.30%	to	0.35%	68,309	15.14	to	15.11	1,032,459	2.50%	4.02%	to	3.97%
2023	0.30%	to	0.35%	50,406	14.55	to	14.53	732,600	15.43%	-8.02%	to	-8.07%
2022	0.30%	to	0.35%	38,731	15.82	to	15.80	612,263	20.31%	8.46%	to	8.41%
2021	0.30%	to	0.35%	30,330	14.59	to	14.58	442,228	3.87%	33.07%	to	33.00%	****
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2024	0.85%	to	1.65%	1,347,372	11.44	to	10.59	15,092,654	4.91%	5.04%	to	4.19%
2023	0.85%	to	1.65%	1,369,745	10.89	to	10.17	14,576,863	4.38%	4.91%	to	4.06%
2022	0.85%	to	1.65%	1,357,927	10.38	to	9.77	13,833,140	1.55%	-1.11%	to	-1.91%
2021	0.85%	to	1.65%	1,257,369	10.50	to	9.96	12,997,135	0.99%	-1.00%	to	-1.80%
2020	0.85%	to	1.65%	954,440	10.60	to	10.14	9,966,860	1.13%	1.27%	to	0.46%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Institutional Class (PMVSTI)
2024	0.30%	to	0.35%	241,949	11.16	to	11.13	2,695,294	5.13%	5.89%	to	5.84%
2023	0.30%	to	0.35%	170,322	10.54	to	10.52	1,792,371	4.66%	5.75%	to	5.70%
2022	0.30%	to	0.35%	137,405	9.96	to	9.95	1,368,074	1.87%	-0.32%	to	-0.37%
2021	0.30%	to	0.35%	78,986	10.00	to	9.99	789,092	0.65%	-0.20%	to	-0.25%	****
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2020	0.45%	to	2.35%	2,566,206	13.59	to	11.28	32,286,771	2.00%	8.04%	to	5.98%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

PIMCO Variable Insurance Trust - Total Return Portfolio: Institutional Class (PMVTRI)
2024	0.30%	to	0.35%	409,150	9.24	to	9.22	3,771,861	4.20%	2.38%	to	2.32%
2023	0.30%	to	0.35%	300,092	9.02	to	9.01	2,703,737	3.72%	5.78%	to	5.73%
2022	0.30%	to	0.35%	212,873	8.53	to	8.52	1,813,798	2.78%	-14.43%	to	-14.48%
2021	0.30%	to	0.35%	137,885	9.97	to	9.96	1,373,847	1.45%	-1.41%	to	-1.46%	****
Principal Variable Contracts Funds, Inc. - Principal Capital Appreciation Account: Class 1 (PNVCA1)
2024	0.35%			14,072	13.74			193,392	0.65%	25.41%
2023	0.35%			11,960	10.96			131,069	1.19%	24.71%
2022	0.35%			2,558	8.79			22,477	1.01%	-12.13%			****
Principal Variable Contracts Funds, Inc. - Core Plus Bond Account: Class 1 (PNVCB1)
2024	0.30%	to	0.35%	136,498	9.25	to	9.24	1,261,081	3.25%	0.60%	to	0.55%
2023	0.30%	to	0.35%	100,806	9.19			926,240	4.61%	5.03%	to	4.98%
2022	0.35%			10,087	8.75			88,265	3.42%	-12.50%			****
Principal Variable Contracts Funds, Inc. - Diversified International Account: Class 1 (PNVDI1)
2024	0.35%			28,975	10.12			293,334	4.22%	4.34%
2023	0.35%			13,468	9.70			130,672	1.64%	17.04%
2022	0.35%			5,113	8.29			42,388	3.10%	-17.10%			****
Principal Variable Contracts Funds, Inc. - MidCap Account: Class 1 (PNVMC1)
2024	0.30%	to	0.35%	77,753	14.88	to	14.85	1,155,069	0.25%	19.91%	to	19.85%
2023	0.30%	to	0.35%	52,214	12.41	to	12.39	647,042	0.00%	25.70%	to	25.64%
2022	0.35%			20,398	9.86			201,142	0.21%	-23.25%
2021	0.35%			11,527	12.85			148,092	0.08%	28.47%			****
Principal Variable Contracts Funds, Inc. - SmallCap Account: Class 1 (PNVSC1)
2024	0.35%			5,187	10.56			54,772	0.34%	6.62%
2023	0.35%			3,636	9.90			36,014	0.33%	15.13%
2022	0.35%			582	8.60			5,007	0.00%	-13.98%			****
Principal Variable Contracts Funds, Inc. - Short-Term Income Account: Class 1 (PNVST1)
2024	0.30%	to	0.35%	40,473	10.66	to	10.65	431,075	4.07%	4.77%	to	4.72%
2023	0.35%			8,049	10.17			81,848	1.65%	5.24%
2022	0.35%			1,281	9.66			12,378	1.04%	-3.37%			****
ProFunds - ProFund VP Asia 30 (PROA30)
2024	0.45%	to	1.95%	47,756	12.12	to	9.70	509,036	0.60%	11.05%	to	9.37%
2023	0.45%	to	1.95%	29,733	10.92	to	8.87	286,224	0.13%	3.85%	to	2.29%
2022	0.45%	to	1.95%	64,821	10.51	to	8.67	602,133	0.71%	-24.76%	to	-25.90%
2021	0.45%	to	1.95%	97,682	13.97	to	11.70	1,214,974	0.00%	-18.89%	to	-20.11%
2020	0.45%	to	2.10%	86,278	17.23	to	14.41	1,339,522	0.94%	34.94%	to	32.70%
ProFunds - ProFund Access VP High Yield (PROAHY)
2024	0.45%	to	1.95%	138,373	18.78	to	15.04	2,281,055	5.49%	5.83%	to	4.23%
2023	0.45%	to	1.95%	171,422	17.75	to	14.43	2,697,357	5.96%	9.93%	to	8.28%
2022	0.45%	to	2.10%	193,213	16.15	to	13.07	2,777,006	3.47%	-8.38%	to	-9.89%
2021	0.45%	to	2.10%	341,738	17.62	to	14.50	5,432,217	3.38%	-0.18%	to	-1.83%
2020	0.45%	to	2.15%	479,034	17.65	to	14.69	7,679,550	2.43%	-0.51%	to	-2.21%
ProFunds - ProFund VP Biotechnology (PROBIO)
2024	0.45%	to	1.95%	69,665	42.95	to	34.90	2,606,293	0.00%	-0.60%	to	-2.10%
2023	0.45%	to	1.95%	85,072	43.20	to	35.65	3,244,920	0.00%	9.65%	to	8.00%
2022	0.45%	to	2.15%	105,970	39.40	to	32.23	3,721,815	0.00%	-8.13%	to	-9.69%
2021	0.45%	to	2.15%	133,613	42.89	to	35.69	5,142,538	0.00%	15.21%	to	13.25%
2020	0.45%	to	2.50%	158,339	37.22	to	30.44	5,324,274	0.02%	14.86%	to	12.49%
ProFunds - ProFund VP Bull (PROBL)
2024	0.45%	to	1.95%	93,894	45.33	to	36.28	3,634,181	0.68%	21.94%	to	20.09%
2023	0.45%	to	1.95%	111,904	37.17	to	30.21	3,594,337	0.00%	23.18%	to	21.33%
2022	0.45%	to	1.95%	203,052	30.18	to	24.90	5,300,856	0.00%	-20.10%	to	-21.30%
2021	0.45%	to	1.95%	116,173	37.77	to	31.64	3,918,523	0.00%	25.77%	to	23.87%
2020	0.45%	to	1.95%	180,015	30.03	to	25.54	4,868,945	0.11%	15.51%	to	13.77%
ProFunds - ProFund VP Materials (PROBM)
2024	0.45%	to	1.95%	36,312	17.11	to	13.90	534,822	0.46%	-1.99%	to	-3.48%
2023	0.45%	to	1.95%	47,428	17.45	to	14.40	721,763	0.57%	11.87%	to	10.19%
2022	0.45%	to	2.10%	47,581	15.60	to	12.84	657,952	0.24%	-9.55%	to	-11.05%
2021	0.45%	to	2.15%	98,175	17.25	to	14.35	1,516,509	0.40%	25.06%	to	22.93%
2020	0.45%	to	2.15%	108,885	13.79	to	11.68	1,341,922	0.62%	15.96%	to	13.98%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

ProFunds - ProFund VP Banks (PROBNK)
2024	0.65%	to	1.95%	26,617	26.95	to	22.51	638,306	1.71%	21.44%	to	19.85%
2023	0.45%	to	1.95%	48,828	22.76	to	18.78	980,277	1.15%	9.89%	to	8.24%
2022	0.45%	to	2.20%	49,106	20.71	to	16.84	899,798	0.23%	-20.24%	to	-21.64%
2021	0.45%	to	2.20%	76,839	25.97	to	21.49	1,788,345	0.94%	33.49%	to	31.14%
2020	1.15%	to	2.45%	46,220	18.17	to	15.99	806,241	1.93%	-16.19%	to	-17.29%
ProFunds - ProFund VP Bear (PROBR)
2024	1.15%	to	1.85%	207,776	0.95	to	0.86	194,153	3.85%	-14.71%	to	-15.31%
2023	1.15%	to	1.85%	92,744	1.12	to	1.02	101,201	0.21%	-16.24%	to	-16.83%
2022	0.45%	to	1.95%	204,011	1.46	to	1.21	265,996	0.00%	16.59%	to	14.84%
2021	0.45%	to	1.85%	90,477	1.25	to	1.06	106,711	0.00%	-24.97%	to	-26.02%
2020	0.45%	to	1.85%	104,573	1.67	to	1.44	161,552	0.28%	-25.95%	to	-26.99%
ProFunds - ProFund VP Consumer Staples (PROCG)
2024	0.45%	to	1.95%	92,022	26.67	to	21.67	2,158,368	1.49%	9.86%	to	8.19%
2023	0.45%	to	2.05%	106,512	24.27	to	19.77	2,284,540	0.19%	3.46%	to	1.80%
2022	0.45%	to	2.10%	113,304	23.46	to	19.31	2,373,181	0.05%	-25.04%	to	-26.28%
2021	0.45%	to	2.10%	160,777	31.30	to	26.19	4,536,766	0.36%	19.11%	to	17.14%
2020	0.45%	to	2.50%	152,990	26.28	to	21.49	3,644,806	0.85%	30.46%	to	27.78%
ProFunds - ProFund VP Consumer Discretionary (PROCS)
2024	0.45%	to	1.95%	53,742	45.24	to	36.76	2,144,152	0.00%	23.87%	to	22.00%
2023	0.45%	to	1.95%	74,262	36.52	to	30.13	2,387,013	0.00%	31.46%	to	29.49%
2022	0.45%	to	2.10%	77,958	27.78	to	22.86	1,925,180	0.00%	-31.84%	to	-32.97%
2021	0.45%	to	2.10%	95,707	40.76	to	34.10	3,502,672	0.00%	9.73%	to	7.92%
2020	0.45%	to	2.50%	114,259	37.14	to	30.38	3,839,652	0.00%	27.77%	to	25.14%
ProFunds - ProFund VP Europe 30 (PROE30)
2024	1.15%	to	1.90%	67,826	15.83	to	14.16	1,015,398	1.88%	3.14%	to	2.36%
2023	0.45%	to	1.95%	82,249	16.91	to	13.74	1,196,848	1.94%	16.94%	to	15.18%
2022	1.15%	to	1.95%	100,136	13.22	to	11.93	1,267,673	1.34%	-8.82%	to	-9.56%
2021	0.45%	to	2.15%	123,331	15.74	to	12.88	1,714,860	0.96%	23.97%	to	21.85%
2020	1.15%	to	2.15%	117,813	11.78	to	10.57	1,330,025	2.41%	-10.28%	to	-11.19%
ProFunds - ProFund VP Emerging Markets (PROEM)
2024	0.45%	to	1.90%	79,574	11.21	to	9.04	774,590	1.18%	7.37%	to	5.79%
2023	0.45%	to	1.95%	263,327	10.44	to	8.48	2,355,846	2.74%	14.80%	to	13.07%
2022	0.45%	to	1.95%	206,107	9.09	to	7.50	1,634,966	0.61%	-16.57%	to	-17.82%
2021	0.45%	to	1.95%	153,589	10.90	to	9.13	1,487,338	0.00%	-18.38%	to	-19.61%
2020	0.45%	to	2.35%	204,674	13.35	to	10.87	2,439,966	0.61%	26.15%	to	23.74%
ProFunds - ProFund VP Financials (PROFIN)
2024	0.45%	to	1.95%	58,102	36.28	to	29.48	1,818,774	0.27%	27.86%	to	25.93%
2023	0.45%	to	2.05%	78,975	28.38	to	23.11	1,951,231	0.43%	13.37%	to	11.56%
2022	0.45%	to	2.20%	86,759	25.03	to	20.35	1,911,581	0.09%	-15.52%	to	-17.01%
2021	0.45%	to	2.20%	152,928	29.63	to	24.52	4,046,025	0.39%	29.52%	to	27.24%
2020	0.45%	to	2.50%	107,645	22.88	to	18.71	2,212,031	0.55%	-2.21%	to	-4.23%
ProFunds - ProFund VP U.S. Government Plus (PROGVP)
2024	1.15%	to	1.90%	12,505	9.41	to	8.42	111,496	3.30%	-13.84%	to	-14.50%
2023	1.15%	to	1.95%	33,100	10.93	to	9.78	345,877	5.07%	-1.10%	to	-1.90%
2022	1.15%	to	1.90%	11,373	11.05	to	10.03	119,181	0.00%	-42.36%	to	-42.80%
2021	0.45%	to	2.15%	27,246	20.81	to	17.03	505,981	0.00%	-7.50%	to	-9.08%
2020	0.45%	to	2.15%	64,348	22.50	to	18.73	1,307,753	0.04%	20.15%	to	18.09%
ProFunds - ProFund VP Health Care (PROHC)
2024	0.45%	to	1.95%	122,670	37.30	to	30.31	3,950,615	0.06%	0.36%	to	-1.16%
2023	0.45%	to	1.95%	155,317	37.17	to	30.67	5,032,262	0.00%	0.37%	to	-1.14%
2022	0.45%	to	1.95%	189,320	37.03	to	31.02	6,205,806	0.00%	-6.45%	to	-7.85%
2021	0.45%	to	2.15%	242,111	39.58	to	32.94	8,566,055	0.04%	20.99%	to	18.93%
2020	0.45%	to	2.50%	283,042	32.72	to	26.76	8,342,290	0.00%	13.92%	to	11.58%
ProFunds - ProFund VP Industrials (PROIND)
2024	0.45%	to	1.90%	103,005	34.09	to	27.90	3,067,847	0.18%	14.94%	to	13.26%
2023	0.45%	to	1.90%	118,573	29.66	to	24.63	3,091,009	0.00%	15.77%	to	14.09%
2022	0.45%	to	1.90%	127,200	25.62	to	21.59	2,895,581	0.00%	-15.98%	to	-17.20%
2021	0.45%	to	1.95%	141,052	30.49	to	25.93	3,848,810	0.00%	15.88%	to	14.13%
2020	0.45%	to	1.95%	137,088	26.31	to	22.72	3,275,335	0.15%	16.24%	to	14.48%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

ProFunds - ProFund VP International (PROINT)
2024	0.45%	to	1.80%	30,527	14.54	to	11.90	386,864	3.37%	0.42%	to	-0.95%
2023	0.45%	to	1.90%	40,156	14.48	to	11.85	511,460	0.00%	15.03%	to	13.36%
2022	0.45%	to	1.90%	59,021	12.59	to	10.45	654,321	0.00%	-16.82%	to	-18.03%
2021	0.45%	to	1.90%	40,929	15.14	to	12.75	556,197	0.00%	8.33%	to	6.75%
2020	0.45%	to	1.90%	59,105	13.97	to	11.95	747,861	0.46%	4.43%	to	2.90%
ProFunds - ProFund VP Japan (PROJP)
2024	0.65%	to	1.95%	34,155	29.84	to	24.60	906,372	2.30%	21.42%	to	19.82%
2023	0.45%	to	1.95%	61,711	25.26	to	20.53	1,354,290	0.00%	33.91%	to	31.90%
2022	0.65%	to	1.95%	39,516	18.39	to	15.57	655,963	0.00%	-10.51%	to	-11.68%
2021	0.45%	to	1.95%	54,142	21.04	to	17.63	1,013,166	0.00%	3.42%	to	1.87%
2020	0.65%	to	1.95%	60,367	19.91	to	17.30	1,097,012	0.26%	15.18%	to	13.67%
ProFunds - ProFund VP Nasdaq-100 (PRON)
2024	0.45%	to	1.95%	126,051	84.08	to	67.31	9,081,029	0.40%	22.87%	to	21.01%
2023	0.45%	to	1.95%	154,669	68.43	to	55.62	9,167,325	0.00%	51.49%	to	49.22%
2022	0.45%	to	2.10%	124,848	45.17	to	36.56	4,939,572	0.00%	-34.21%	to	-35.30%
2021	0.45%	to	2.15%	197,031	68.66	to	56.17	11,962,342	0.00%	24.24%	to	22.12%
2020	0.45%	to	2.35%	311,445	55.26	to	45.00	15,478,251	0.00%	44.91%	to	42.15%
ProFunds - ProFund VP Internet (PRONET)
2024	1.15%	to	1.95%	80,477	47.50	to	42.51	3,636,772	0.00%	27.85%	to	26.81%
2023	1.15%	to	1.95%	102,230	37.15	to	33.52	3,641,615	0.00%	48.13%	to	46.94%
2022	1.15%	to	1.95%	112,486	25.08	to	22.81	2,717,199	0.00%	-46.75%	to	-47.18%
2021	0.45%	to	1.95%	141,414	50.78	to	43.19	6,429,929	0.00%	4.83%	to	3.25%
2020	0.45%	to	2.10%	180,824	48.44	to	41.22	7,950,385	0.00%	50.14%	to	47.66%
ProFunds - ProFund VP Energy (PROOG)
2024	0.45%	to	1.95%	364,138	15.58	to	12.47	4,882,938	2.05%	3.30%	to	1.74%
2023	0.45%	to	1.95%	571,921	15.08	to	12.26	7,510,750	2.38%	-2.93%	to	-4.39%
2022	0.45%	to	2.15%	620,231	15.54	to	12.49	8,491,264	1.22%	58.71%	to	56.01%
2021	0.45%	to	2.15%	466,095	9.79	to	8.01	4,036,576	1.99%	51.25%	to	48.67%
2020	0.45%	to	2.15%	473,384	6.47	to	5.39	2,715,035	2.34%	-34.76%	to	-35.87%
ProFunds - ProFund VP Pharmaceuticals (PROPHR)
2024	1.15%	to	1.90%	31,068	21.43	to	19.31	636,848	0.00%	2.21%	to	1.43%
2023	1.15%	to	1.95%	39,783	20.97	to	18.92	793,805	0.66%	-6.58%	to	-7.33%
2022	1.15%	to	2.15%	53,383	22.44	to	19.93	1,137,384	0.08%	-7.21%	to	-8.14%
2021	0.45%	to	2.15%	69,790	26.08	to	21.70	1,617,000	0.31%	10.70%	to	8.81%
2020	1.15%	to	2.50%	71,865	22.01	to	19.27	1,515,965	0.11%	11.22%	to	9.70%
ProFunds - ProFund VP Precious Metals (PROPM)
2024	0.45%	to	1.95%	546,556	4.80	to	3.90	2,280,949	3.39%	6.10%	to	4.49%
2023	0.45%	to	1.95%	536,759	4.52	to	3.73	2,140,094	0.00%	1.02%	to	-0.50%
2022	0.45%	to	2.20%	625,060	4.48	to	3.64	2,479,762	0.00%	-11.42%	to	-12.98%
2021	0.45%	to	2.20%	581,754	5.06	to	4.18	2,621,749	0.00%	-9.34%	to	-10.94%
2020	0.45%	to	2.20%	780,670	5.58	to	4.70	3,919,450	0.21%	23.55%	to	21.38%
ProFunds - ProFund VP Real Estate (PRORE)
2020	1.15%	to	2.10%	132,130	15.75	to	14.34	1,999,020	1.57%	-7.37%	to	-8.26%
ProFunds - ProFund VP Rising Rates Opportunity (PRORRO)
2024	1.25%	to	1.95%	93,729	3.47	to	3.13	311,931	4.31%	17.51%	to	16.67%
2023	1.25%	to	1.95%	145,170	2.95	to	2.68	410,427	0.12%	0.49%	to	-0.22%
2022	0.45%	to	1.95%	444,009	3.25	to	2.68	1,275,940	0.00%	57.76%	to	55.39%
2021	0.45%	to	1.90%	71,120	2.06	to	1.74	132,364	0.00%	-0.52%	to	-1.97%
2020	1.15%	to	2.15%	144,436	1.92	to	1.73	266,692	0.57%	-27.54%	to	-28.28%
ProFunds - ProFund VP Semiconductor (PROSCN)
2024	0.45%	to	1.95%	299,546	144.49	to	117.43	38,499,733	0.00%	69.96%	to	67.39%
2023	0.45%	to	1.95%	307,328	85.01	to	70.15	23,418,354	0.00%	92.80%	to	89.91%
2022	1.15%	to	2.15%	69,215	40.61	to	36.07	2,712,713	0.00%	-38.22%	to	-38.85%
2021	0.45%	to	1.95%	115,218	70.87	to	60.28	7,304,880	0.00%	47.82%	to	45.60%
2020	1.15%	to	2.15%	91,570	44.79	to	40.59	3,958,496	0.33%	43.19%	to	41.74%
ProFunds - ProFund VP Short Emerging Markets (PROSEM)
2024	1.55%	to	1.85%	888	2.52	to	2.41	2,228	2.54%	-6.13%	to	-6.42%
2023	1.15%	to	1.85%	1,733	2.83	to	2.57	4,684	0.06%	-12.79%	to	-13.41%
2022	1.15%	to	1.85%	4,295	3.25	to	2.97	13,439	0.00%	5.47%	to	4.73%
2021	1.15%	to	1.85%	3,048	3.08	to	2.83	9,065	0.00%	8.69%	to	7.92%
2020	1.15%	to	1.90%	10,455	2.83	to	2.61	28,810	0.19%	-32.54%	to	-33.05%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

ProFunds - ProFund VP Short International (PROSIN)
2024	1.25%	to	1.85%	1,428	2.43	to	2.22	3,349	2.08%	2.20%	to	1.57%
2023	1.25%	to	1.85%	2,249	2.38	to	2.19	5,166	0.68%	-11.41%	to	-11.95%
2022	1.15%	to	1.95%	50,332	2.72	to	2.46	130,191	0.00%	11.16%	to	10.27%
2021	1.25%	to	1.85%	21,044	2.42	to	2.25	50,673	0.00%	-14.48%	to	-15.00%
2020	0.45%	to	1.90%	32,696	3.08	to	2.64	91,768	0.35%	-17.32%	to	-18.52%
ProFunds - ProFund VP Short Nasdaq-100 (PROSN)
2024	1.15%	to	1.95%	188,859	0.41	to	0.36	75,779	5.78%	-17.17%	to	-17.85%
2023	1.15%	to	1.95%	204,086	0.49	to	0.44	98,331	0.00%	-33.18%	to	-33.72%
2022	0.45%	to	1.95%	249,528	0.81	to	0.67	179,108	0.00%	34.46%	to	32.44%
2021	1.15%	to	1.85%	58,292	0.55	to	0.51	30,662	0.00%	-25.99%	to	-26.51%
2020	1.25%	to	2.15%	7,470	0.74	to	0.67	5,396	0.18%	-43.49%	to	-44.01%
ProFunds - ProFund VP Technology (PROTEC)
2024	0.45%	to	1.95%	361,820	75.24	to	61.15	24,116,741	0.00%	19.25%	to	17.45%
2023	0.45%	to	1.95%	402,577	63.09	to	52.06	22,623,488	0.00%	57.24%	to	54.88%
2022	0.45%	to	2.15%	161,613	40.12	to	32.82	5,709,576	0.00%	-36.01%	to	-37.11%
2021	0.45%	to	2.15%	228,315	62.71	to	52.19	12,755,692	0.00%	34.35%	to	32.06%
2020	0.45%	to	2.50%	302,431	46.67	to	38.17	12,745,984	0.00%	44.15%	to	41.19%
ProFunds - ProFund VP Communication Services (PROTEL)
2024	1.15%	to	1.95%	72,871	21.33	to	19.09	1,469,214	0.00%	31.11%	to	30.04%
2023	0.45%	to	1.95%	88,239	17.79	to	14.68	1,366,657	0.60%	31.22%	to	29.26%
2022	1.15%	to	1.95%	15,159	12.49	to	11.36	180,611	1.54%	-22.12%	to	-22.75%
2021	0.45%	to	1.95%	31,850	17.29	to	14.70	492,145	1.19%	17.88%	to	16.11%
2020	1.15%	to	2.10%	39,573	13.70	to	12.48	524,030	0.86%	1.96%	to	0.98%
ProFunds - ProFund VP UltraNasdaq-100 (PROUN)
2024	1.15%	to	1.95%	15,802	355.31	to	315.42	5,368,333	0.30%	39.78%	to	38.64%
2023	1.15%	to	1.95%	19,942	254.20	to	227.51	4,847,477	0.00%	113.00%	to	111.28%
2022	1.15%	to	1.95%	24,822	119.34	to	107.68	2,844,407	0.00%	-61.38%	to	-61.69%
2021	1.15%	to	2.10%	159,065	309.02	to	276.13	48,276,770	0.00%	50.76%	to	49.31%
2020	0.45%	to	2.10%	200,292	220.98	to	184.94	40,412,495	0.00%	85.46%	to	82.39%
ProFunds - ProFund VP UltraShort Nasdaq-100 (PROUSN)
2024	1.15%	to	1.90%	5,182,554	0.01			53,023	2.40%	-34.57%	to	-35.09%
2023	1.15%	to	1.90%	6,317,085	0.02	to	0.01	98,961	0.00%	-57.99%	to	-58.30%
2022	1.15%	to	1.95%	21,238,538	0.04	to	0.03	790,237	0.00%	54.29%	to	53.02%
2021	1.15%	to	1.90%	4,316,879	0.03	to	0.02	101,424	0.00%	-43.39%	to	-43.81%
2020	1.15%	to	1.90%	3,064,367	0.04			128,815	0.31%	-71.79%	to	-72.01%
ProFunds - ProFund VP Utilities (PROUTL)
2024	0.45%	to	1.95%	131,037	27.50	to	22.34	3,106,318	1.67%	20.73%	to	18.90%
2023	0.45%	to	1.95%	153,940	22.78	to	18.79	3,047,516	1.39%	-9.00%	to	-10.37%
2022	0.45%	to	1.95%	185,664	25.03	to	20.97	4,087,646	0.94%	-0.70%	to	-2.19%
2021	0.45%	to	1.95%	196,953	25.20	to	21.44	4,434,465	1.60%	14.89%	to	13.16%
2020	0.45%	to	2.10%	183,766	21.94	to	18.67	3,634,233	1.44%	-2.84%	to	-4.45%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2024	0.85%	to	1.65%	1,235,588	25.24	to	23.37	30,365,007	1.00%	18.12%	to	17.17%
2023	0.85%	to	1.65%	1,096,250	21.36	to	19.95	22,847,728	1.98%	14.69%	to	13.76%
2022	0.85%	to	1.65%	1,029,746	18.63	to	17.54	18,735,458	1.40%	-3.95%	to	-4.73%
2021	0.85%	to	1.65%	895,184	19.40	to	18.41	17,019,299	1.11%	26.22%	to	25.20%
2020	0.85%	to	1.65%	718,106	15.37	to	14.70	10,845,002	1.52%	4.90%	to	4.06%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)
2024	0.30%	to	0.35%	162,089	13.45	to	13.43	2,178,463	1.19%	19.10%	to	19.04%
2023	0.30%	to	0.35%	143,104	11.30	to	11.28	1,615,199	1.38%	15.58%	to	15.52%
2022	0.35%			44,052	9.77			430,285	0.96%	-3.21%
2021	0.35%			751	10.09			7,579	0.00%	0.91%			****
Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB (PVGPB)
2024	1.00%	to	1.35%	32,836	11.17	to	11.15	366,528	0.00%	11.74%	to	11.48%	****
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2024	0.85%	to	1.55%	93,429	17.51	to	16.94	1,610,707	2.16%	4.31%	to	3.57%
2023	0.85%	to	1.55%	73,085	16.78	to	16.35	1,213,988	1.54%	17.67%	to	16.85%
2022	1.00%	to	1.55%	66,519	14.21	to	14.00	940,978	1.93%	-7.74%	to	-8.25%
2021	1.00%	to	1.55%	53,965	15.40	to	15.25	828,516	1.32%	13.79%	to	13.16%
2020	1.55%			4	13.48			54	0.00%	34.81%			****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)
2024	0.85%	to	1.65%	35,134	14.14	to	13.95	495,060	0.79%	21.97%	to	20.98%
2023	1.00%			979	11.58			11,344	0.00%	15.83%			****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2024	0.85%	to	1.65%	104,926	10.21	to	9.91	1,057,633	1.90%	2.09%	to	1.26%
2023	1.00%	to	1.65%	59,858	9.96	to	9.78	592,594	0.02%	17.33%	to	16.56%
2022	1.00%	to	1.55%	17,897	8.49	to	8.41	151,741	1.83%	-15.62%	to	-16.09%
2021	1.00%	to	1.35%	20,720	10.06	to	10.03	208,286	0.00%	0.57%	to	0.34%	****
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)
2024	0.30%	to	0.35%	266,985	14.89	to	14.86	3,968,500	0.00%	35.10%	to	35.04%
2023	0.30%	to	0.35%	318,976	11.02	to	11.00	3,510,911	0.00%	48.84%	to	48.77%
2022	0.30%	to	0.35%	450,881	7.41	to	7.40	3,335,717	0.00%	-38.69%	to	-38.72%
2021	0.30%	to	0.35%	452,603	12.08	to	12.07	5,464,459	0.00%	17.27%	to	17.21%	****
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2024	0.85%	to	1.65%	1,621,812	16.61	to	15.39	26,199,395	0.00%	0.55%	to	-0.26%
2023	0.85%	to	1.65%	1,708,704	16.52	to	15.43	27,530,881	0.00%	1.81%	to	1.00%
2022	0.85%	to	1.65%	1,726,923	16.23	to	15.27	27,405,926	0.00%	-13.43%	to	-14.13%
2021	0.85%	to	1.65%	1,681,087	18.74	to	17.79	30,937,267	0.00%	11.87%	to	10.97%
2020	0.85%	to	1.65%	1,479,758	16.75	to	16.03	24,398,216	0.00%	28.17%	to	27.14%
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)
2024	0.30%	to	0.35%	61,208	10.39	to	10.38	635,319	4.21%	4.64%	to	4.59%
2023	0.35%			59,872	9.92			594,063	3.38%	4.58%
2022	0.35%			35,074	9.49			332,778	2.35%	-4.86%
2021	0.35%			1,252	9.97			12,485	0.08%	-0.28%			****
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
2024	0.85%	to	1.65%	208,156	12.09	to	11.93	2,505,822	0.00%	8.10%	to	7.23%
2023	0.85%	to	1.65%	69,238	11.19	to	11.13	773,108	0.00%	11.87%	to	11.27%	****
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S (VEEMS)
2024	0.85%	to	1.35%	94,901	8.18	to	7.91	764,044	1.39%	0.07%	to	-0.44%
2023	0.85%	to	1.35%	103,487	8.18	to	7.94	833,758	3.33%	8.51%	to	7.97%
2022	0.85%	to	1.35%	98,526	7.53	to	7.36	733,456	0.00%	-25.37%	to	-25.74%
2021	0.85%	to	1.35%	78,885	10.09	to	9.91	788,068	0.90%	-12.97%	to	-13.40%
2020	0.85%	to	1.35%	56,522	11.60	to	11.44	650,746	2.25%	15.90%	to	15.32%
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2024	0.85%	to	1.90%	355,570	15.41	to	14.20	5,317,024	2.99%	13.44%	to	12.23%
2023	0.85%	to	1.95%	431,930	13.58	to	12.61	5,700,770	0.00%	9.47%	to	8.26%
2022	0.85%	to	2.10%	379,537	12.41	to	11.55	4,597,034	0.00%	-14.09%	to	-15.18%
2021	0.65%	to	2.10%	389,322	14.58	to	13.61	5,503,659	12.89%	-14.57%	to	-15.82%
2020	0.85%	to	2.35%	282,879	16.94	to	16.02	4,709,123	3.21%	37.45%	to	35.38%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2023	0.35%			242	7.54			1,821	3.73%	9.39%
2022	0.35%			220	6.89			1,516	0.00%	-24.64%			****
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2024	0.45%	to	1.95%	205,898	7.32	to	5.95	1,297,333	2.42%	-3.27%	to	-4.74%
2023	0.45%	to	1.95%	297,354	7.57	to	6.24	1,971,571	1.11%	-4.02%	to	-5.46%
2022	0.45%	to	1.95%	2,905,829	7.88	to	6.60	20,783,179	1.38%	7.91%	to	6.28%
2021	0.45%	to	1.95%	461,618	7.31	to	6.21	3,012,912	0.44%	18.38%	to	16.60%
2020	0.45%	to	2.10%	553,456	6.17	to	5.25	3,086,933	1.04%	18.58%	to	16.61%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)
2024	0.85%	to	1.65%	549,662	10.25	to	9.49	5,492,122	2.30%	-3.92%	to	-4.70%
2023	0.85%	to	1.65%	710,278	10.67	to	9.96	7,397,228	2.58%	-4.65%	to	-5.42%
2022	0.85%	to	1.65%	803,807	11.19	to	10.53	8,800,801	1.44%	7.21%	to	6.34%
2021	0.85%	to	1.65%	960,317	10.43	to	9.90	9,847,758	0.32%	17.67%	to	16.72%
2020	0.85%	to	1.65%	908,643	8.87	to	8.48	7,937,824	0.74%	17.82%	to	16.87%
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2024	0.35%			18,475	12.62			233,082	2.62%	14.72%
2023	0.35%			14,922	11.00			164,103	1.33%	7.72%
2022	0.35%			88,534	10.21			903,856	1.67%	-1.01%
2021	0.35%			16,879	10.31			174,076	0.00%	3.13%			****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2024	0.30%	to	0.35%	1,206,144	9.09	to	9.07	10,950,939	2.63%	0.94%	to	0.89%
2023	0.30%	to	0.35%	846,400	9.01	to	8.99	7,614,036	1.82%	5.26%	to	5.21%
2022	0.30%	to	0.35%	422,915	8.56	to	8.55	3,615,332	1.96%	-13.47%	to	-13.52%
2021	0.30%	to	0.35%	344,801	9.89	to	9.88	3,408,035	0.17%	-2.01%	to	-2.06%	****
Vanguard Variable Insurance Fund - International Portfolio (VVI)
2024	0.30%	to	0.35%	483,206	9.51	to	9.49	4,587,713	1.21%	8.68%	to	8.63%
2023	0.30%	to	0.35%	490,936	8.75	to	8.73	4,290,226	1.46%	14.31%	to	14.25%
2022	0.30%	to	0.35%	421,490	7.65	to	7.64	3,223,326	1.17%	-30.33%	to	-30.37%
2021	0.30%	to	0.35%	190,494	10.98			2,091,764	0.00%	-1.84%	to	-1.89%	****
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2024	0.30%	to	0.35%	387,928	14.43	to	14.40	5,590,943	1.32%	14.73%	to	14.67%
2023	0.30%	to	0.35%	345,773	12.58	to	12.56	4,345,507	1.09%	15.48%	to	15.43%
2022	0.30%	to	0.35%	208,707	10.89	to	10.88	2,271,909	1.06%	-19.06%	to	-19.10%
2021	0.30%	to	0.35%	115,256	13.46	to	13.45	1,550,505	0.05%	23.98%	to	23.92%	****
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2024	0.30%	to	0.35%	805,923	10.40	to	10.37	8,368,273	3.55%	4.58%	to	4.52%
2023	0.30%	to	0.35%	702,414	9.94	to	9.93	6,976,432	1.63%	5.84%	to	5.79%
2022	0.30%	to	0.35%	463,019	9.39	to	9.38	4,345,975	1.38%	-6.00%	to	-6.05%
2021	0.30%	to	0.35%	290,454	9.99			2,901,376	0.01%	-0.75%	to	-0.80%	****
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)
2024	0.30%	to	0.35%	711,510	11.96	to	11.93	8,497,189	2.85%	4.74%	to	4.69%
2023	0.30%	to	0.35%	580,337	11.42	to	11.40	6,617,108	2.20%	15.20%	to	15.14%
2022	0.30%	to	0.35%	355,864	9.91	to	9.90	3,523,713	2.79%	-16.27%	to	-16.31%
2021	0.30%	to	0.35%	214,590	11.84	to	11.83	2,538,662	0.03%	8.20%	to	8.15%	****
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)
2024	0.30%	to	0.35%	491,355	16.77	to	16.73	8,230,812	1.24%	23.34%	to	23.28%
2023	0.30%	to	0.35%	466,869	13.60	to	13.57	6,339,529	1.04%	25.57%	to	25.51%
2022	0.30%	to	0.35%	320,057	10.83	to	10.82	3,462,502	1.30%	-19.83%	to	-19.87%
2021	0.30%	to	0.35%	273,616	13.51	to	13.50	3,694,149	0.03%	25.26%	to	25.20%	****
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2024	0.65%	to	1.90%	306,425	13.77	to	12.81	4,099,125	1.73%	10.19%	to	8.80%
2023	0.65%	to	1.90%	421,622	12.49	to	11.78	5,123,906	2.18%	10.31%	to	8.92%
2022	0.65%	to	1.90%	344,256	11.33	to	10.81	3,826,854	0.92%	-26.57%	to	-27.49%
2021	0.65%	to	1.95%	407,114	15.43	to	14.89	6,191,338	0.77%	45.46%	to	43.56%
2020	0.65%	to	1.90%	311,492	10.60	to	10.38	3,276,458	1.16%	-2.19%	to	-3.42%

*

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2024

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2024 and 2023, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2024, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2024, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2024.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Emphasis of Matter

As discussed in Note 2 to the financial statements, the Company’s subsidiary received permission from the Department in 2023 to account for an excess of loss reinsurance recoverable as an admitted asset. Under prescribed statutory accounting practices, the excess of loss reinsurance recoverable would not be an admitted asset. As of December 31, 2024 and 2023, the permitted accounting practice increased statutory surplus over what it would have been had that prescribed accounting practice been followed. Our opinions are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 20, 2025

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2024	2023

Admitted assets
Invested assets
Bonds	$45,798	$43,867
Stocks	3,971	3,714
Mortgage loans, net of allowance	9,619	9,144
Policy loans	1,038	969
Derivative assets	194	113
Cash, cash equivalents and short-term investments	1,687	1,555
Securities lending collateral assets	247	359
Other invested assets	2,776	2,198
Total invested assets	$65,330	$61,919
Accrued investment income	699	965
Deferred federal income tax assets, net	660	632
Other assets	580	404
Separate account assets	122,872	113,270
Total admitted assets	$190,141	$177,190

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$51,793	$49,373
Policyholders’ dividend accumulation	361	380
Asset valuation reserve	950	841
Payable for securities	845	512
Securities lending payable	247	359
Funds held under coinsurance	1,199	1,323
Other liabilities	1,018	1,447
Accrued transfers from separate accounts	(1,685)	(1,548)
Separate account liabilities	122,872	113,270
Total liabilities	$177,600	$165,957

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Special surplus funds	116	93
Additional paid-in capital	2,543	2,443
Unassigned surplus	8,778	7,593
Total capital and surplus	$12,541	$11,233
Total liabilities, capital and surplus	$190,141	$177,190

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
(in millions)	2024	2023	2022

Revenues
Premiums and annuity considerations	$16,402	$14,670	$14,535
Net investment income	3,329	3,136	2,019
Other revenues	2,764	2,389	2,346
Total revenues	$22,495	$20,195	$18,900

Benefits and expenses
Benefits to policyholders and beneficiaries	$20,838	$17,416	$15,963
Increase in reserves for future policy benefits and claims	1,967	3,747	2,525
Net transfers from separate accounts	(3,469)	(3,742)	(1,635)
Commissions	843	766	810
Reserve adjustment on reinsurance assumed	(144)	(153)	(161)
Other expenses	766	702	564
Total benefits and expenses	$20,801	$18,736	$18,066

Income before federal income tax expense and net realized capital (losses) gains on investments	$1,694	$1,459	$834
Federal income tax expense	67	108	100

Income before net realized capital (losses) gains on investments	$1,627	$1,351	$734
Net realized capital (losses) gains on investments, net of federal income tax expense (benefit) of $1, $(4) and $3 in 2024, 2023 and 2022, respectively, and excluding $(53), $(30) and $(103) of net realized capital losses transferred to the interest maintenance reserve in 2024, 2023 and 2022, respectively	(476)	(402)	240
Net income	$1,151	$949	$974

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2021	$4	$1,100	$-	$1,998	$5,989	$9,091

Correction of error (see Note 2)	-	-	-	-	(39)	(39)
Balance as of January 1, 2022	$4	$1,100	$-	$1,998	$5,950	$9,052

Net income	-	-	-	-	974	974
Change in asset valuation reserve	-	-	-	-	(97)	(97)
Change in deferred income taxes	-	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $37	-	-	-	-	(40)	(40)
Change in nonadmitted assets	-	-	-	-	(33)	(33)
Capital contributions from Nationwide
Financial Services, Inc.	-	-	-	310	-	310
Other, net	-	-	-	-	1	1
Balance as of December 31, 2022	$4	$1,100	$-	$2,308	$6,783	$10,195

Net income	-	-	-	-	949	949
Change in asset valuation reserve	-	-	-	-	(103)	(103)
Change in deferred income taxes	-	-	-	-	132	132
Change in net unrealized capital gains and losses, net of tax benefit of $37	-	-	-	-	(77)	(77)
Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	-	93	-	(126)	(33)
Capital contributions from Nationwide
Financial Services, Inc.	-	-	-	135	-	135
Other, net	-	-	-	-	35	35
Balance as of December 31, 2023	$4	$1,100	$93	$2,443	$7,593	$11,233

Net income	-	-	-	-	1,151	1,151
Change in asset valuation reserve	-	-	-	-	(109)	(109)
Change in deferred income taxes	-	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $53	-	-	-	-	32	32
Change in nonadmitted assets	-	-	-	-	66	66
Capital contributions from Nationwide
Financial Services, Inc.	-	-	-	100	-	100
Other, net	-	-	23	-	17	40
Balance as of December 31, 2024	$4	$1,100	$116	$2,543	$8,778	$12,541

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2024	2023	2022

Cash flows from operating activities:
Premiums collected, net of reinsurance	$16,395	$14,675	$14,545
Net investment income	3,570	2,775	2,064
Other revenue	2,440	2,021	3,178
Policy benefits and claims paid	(20,851)	(17,567)	(15,962)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,455)	(1,268)	(1,275)
Net transfers from separate accounts	3,332	3,792	1,658
Policyholders’ dividends paid	(28)	(28)	(30)
Federal income taxes (paid) recovered	(93)	98	(261)
Net cash provided by operating activities	$3,310	$4,498	$3,917

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$6,588	$2,594	$3,444
Stocks	60	46	19
Mortgage loans	754	635	1,139
Derivative assets	-	-	431
Other invested assets and other	769	467	641
Total investment proceeds	$8,171	$3,742	$5,674
Cost of investments acquired:
Bonds	$(8,665)	$(6,256)	$(6,024)
Stocks	(438)	(35)	(901)
Mortgage loans	(1,206)	(1,370)	(1,305)
Derivative assets	(302)	(556)	-
Other invested assets and other	(862)	(766)	(1,057)
Total investments acquired	$(11,473)	$(8,983)	$(9,287)
Net increase in policy loans	(69)	(37)	(19)
Net cash used in investing activities	$(3,371)	$(5,278)	$(3,632)

Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$100	$135	$310
Net change in deposits on deposit-type contract funds and other insurance liabilities	499	270	391
Other cash (used) provided	(406)	309	(1)
Net cash provided by financing activities and miscellaneous	$193	$714	$700

Net increase (decrease) in cash, cash equivalents and short-term investments	$132	$(66)	$985
Cash, cash equivalents and short-term investments at beginning of year	1,555	1,621	636
Cash, cash equivalents and short-term investments at end of year	$1,687	$1,555	$1,621
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$386	$385	$349
Intercompany transfer of securities from merger	$-	$203	$-

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed, variable and registered index-linked annuities, public and private sector group retirement plans including retirement guarantee products, life insurance, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Affiliates that market products directly to a customer base include Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2024 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Life Insurance Company (“JNL”) and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a dormant Vermont domiciled special purpose financial insurance company and a nonadmitted subsidiary. NWSBL is an Ohio limited liability company that offers a securities-backed consumer lending product and is a nonadmitted subsidiary. JNL and JNLNY primarily offer individual deferred fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor and a nonadmitted subsidiary.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2024 and 2023, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

Effective October 1, 2023, Jefferson National Financial Corporation (“JNFC”), a holding company and wholly-owned subsidiary of the Company, completed a merger agreement with the Company. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of JNFC were merged with and into the Company, with the Company continuing as the surviving corporation. Concurrently, JNL, a wholly-owned subsidiary of JNFC prior to the merger, became a wholly-owned subsidiary of the Company. There was not a material impact on the Company’s surplus as a result of the merger.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NLIC and NLAIC have elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Effective October 1, 2023, Eagle was granted a permitted practice from the Department, allowing Eagle to carry a reinsurance recoverable asset under an excess of loss reinsurance agreement with a third-party reinsurer as an admitted asset.

Prior to October 1, 2023, Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to NLAIC’s recapture of the reinsurance agreements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital (“RBC”) would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	State of domicile	December 31,
			2024	2023	2022

Net Income
Statutory Net Income		OH	$1,151	$949	$974
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	270	110	(43)
Reserves for indexed annuities	51	OH	(308)	(75)	15
Tax impact	101	OH	8	(7)	6

NAIC SAP			$1,121	$977	$952

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	State of domicile	As of December 31,
			2024	2023

Surplus
Statutory Capital and Surplus		OH	$12,541	$11,233
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	350	84
Reserves for indexed annuities	51	OH	(389)	(82)
Tax impact	101	OH	8	-
Subsidiary Valuation - NLAIC	51,86,101	OH	227	89
Subsidiary valuation - Eagle	51	OH	(529)	(228)
State Permitted Practice:
Subsidiary valuation - Eagle	61R	OH	(861)	(853)

NAIC SAP			$11,347	$10,243

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated (“SCA”) entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

The Company calculated its reserves for variable annuities using a stochastic reserve or alternate methodology, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations, quotations on comparable securities or models are used. These are compared to pricing from additional sources when available. Pricing may also be received directly from third-party managers who utilize various methodologies, primarily discounted cash flow models using market-based interest rates and spreads, adjusted for borrower-specific factors. For these bonds and stocks, the Company obtains the pricing services’ and managers’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC, JNL and Eagle, are carried using the equity method of accounting applicable to U.S. insurance SCA entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance SCA entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNL and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less an allowance for credit losses. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by first-priority liens on real estate, partnership equity interests and common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require an allowance for credit losses when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires an allowance for credit losses, a provision for losses is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Allowance for credit losses charges are recorded in net unrealized capital gains and losses. In the event an allowance for credit losses charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded allowance for credit losses is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of an allowance for credit losses, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments primarily consist of outstanding unsecured promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships, limited liability companies, joint ventures and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $3.2 billion, $3.1 billion and $2.9 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2024, 2023 and 2022, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2042. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $2.4 billion as of December 31, 2024, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, total return swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income in the statutory statements of operations and cash flow. Cash flows associated with the acquisition, maturity, and termination of derivative instruments are recorded as investing activities in derivative assets in the statutory statements of cash flow.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest- related realized gains or losses on sales of the securities.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2024 and 2023.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2024 and 2023, and 47% and 48% of the number of life insurance policies in force in 2024 and 2023, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2024 and 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Correction of Error

During 2022, the Company identified and corrected an error in annuity product allocation drivers for general operating expenses between the Company and NLAIC that resulted in an understatement of the Company’s general insurance expenses for the years ended December 31, 2021, 2020 and 2019. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”), the total prior period correction was recorded as a decrease to total surplus of $45 million, a decrease to total assets of $13 million and an increase to total liabilities of $32 million as of January 1, 2022. Additionally, the Company’s subsidiary, NLAIC, identified and corrected errors as of January 1, 2022 that increased the Company’s investment in NLAIC and total surplus by $6 million. The net decrease to the Company’s total surplus of $39 million in 2022 as a result of these corrections is reported as a negative adjustment to unassigned surplus.

Recently Adopted Accounting Standards

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that addresses accounting and reporting questions about a recent life reinsurer liquidation. On July 18, 2023, Scottish Re U.S. (“SRUS”) was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware, resulting in termination of the reinsurance agreements between the Company and SRUS on September 30, 2023, and recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, related to SRUS reinsurance recoverables. During 2024, the Company received a final payment from the assets previously held in a trust by SRUS that secured annuity reinsurance recoverables of $19 million in full satisfaction of the outstanding annuity reinsurance recoverables from SRUS.

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level RBC greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2024 and 2023, the Company has $116 million and $93 million, respectively, of admitted disallowed IMR in capital and surplus in the general account.

Subsequent Events

The Company evaluated subsequent events through March 20, 2025, the date the statutory financial statements were issued.

On January 30, 2025, the Company entered into a definitive Purchase Agreement to acquire the employer stop loss business of The Allstate Corporation, which comprises Direct General Life Insurance Company, NSM Sales Corporation and The Association Benefits Solution, LLC, for $1.25 billion. The transaction is subject to regulatory approvals and other customary closing conditions.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$7,075	$41	$-	$7,116	8%
At book value less current surrender charge of 5% or more	2,849	-	-	2,849	4%
At fair value	-	-	64,460	64,460	80%
Total with market value adjustment or at fair value	$9,924	$41	$64,460	$74,425	92%
At book value without adjustment (minimal or no charge or adjustment)	3,446	-	5	3,451	4%
Not subject to discretionary withdrawal	2,867	-	56	2,923	4%
Total, gross	$16,237	$41	$64,521	$80,799	100%
Less: Reinsurance ceded	(88)	-	-	(88)
Total, net	$16,149	$41	$64,521	$80,711

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65

December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$4,389	$64	$-	$4,453	6%
At book value less current surrender charge of 5% or more	2,210	-	-	2,210	3%
At fair value	10	-	61,993	62,003	83%
Total with market value adjustment or at fair value $	6,609	$64	$61,993	$68,666	92%
At book value without adjustment (minimal or no charge or adjustment)	3,532	-	6	3,538	5%
Not subject to discretionary withdrawal	2,342	-	62	2,404	3%
Total, gross	$12,483	$64	$62,061	$74,608	100%
Less: Reinsurance ceded	(98)	-	-	(98)
Total, net	$12,385	$64	$62,061	$74,510

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$78	$-	$-	$78
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the analysis of group annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$16,049	$1,696	$-	$17,745	42%
At book value less current surrender charge of 5% or more	-	-	-	-	0%
At fair value	-	-	19,048	19,048	46%
Total with market value adjustment or at fair value	$16,049	$1,696	$19,048	$36,793	88%
At book value without adjustment (minimal or no charge or adjustment)	3,558	-	-	3,558	8%
Not subject to discretionary withdrawal	1,175	478	2	1,655	4%
Total, gross	$20,782	$2,174	$19,050	$42,006	100%
Less: Reinsurance ceded	(26)	-	-	(26)
Total, net	$20,756	$2,174	$19,050	$41,980

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$-	$-	$-	$-

December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$17,300	$1,857	$-	$19,157	45%
At book value less current surrender charge of 5% or more	2	-	-	2	0%
At fair value	-	-	17,922	17,922	43%
Total with market value adjustment or at fair value	$17,302	$1,857	$17,922	$37,081	88%
At book value without adjustment (minimal or no charge or adjustment)	3,867	-	-	3,867	9%
Not subject to discretionary withdrawal	1,237	102	-	1,339	3%
Total, gross	$22,406	$1,959	$17,922	$42,287	100%
Less: Reinsurance ceded	(29)	-	-	(29)
Total, net	$22,377	$1,959	$17,922	$42,258

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$2	$-	$-	$2
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
At fair value	10	-	10	0%
Total with market value adjustment or at fair value	$11	$-	$11	0%
At book value without adjustment (minimal or no charge or adjustment)	835	2	837	17%
Not subject to discretionary withdrawal	4,113	18	4,131	83%
Total, gross	$4,959	$20	$4,979	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,959	$20	$4,979
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	781	2	783	17%
Not subject to discretionary withdrawal	3,677	17	3,694	83%
Total, gross	$4,459	$19	$4,478	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,459	$19	$4,478

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2024	2023
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$36,892	$34,748
Supplemental contracts with life contingencies, net	13	14
Deposit-type contracts	4,959	4,459
Subtotal	$41,864	$39,221
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$85,786	$82,006
Other contract deposit funds	20	19
Subtotal	$85,806	$82,025
Total annuity actuarial reserves and deposit fund liabilities, net	$127,670	$121,246

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the analysis of life insurance actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2024
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$50	$50	$-	$-	$-
Universal life	2,560	2,568	2,729	-	-	-
Universal life with secondary guarantees	486	430	1,154	-	-	-
Indexed universal life with secondary guarantees	408	327	438	-	-	-
Other permanent cash value life insurance	-	1,838	2,305	-	-	-
Variable life	3,125	3,166	3,295	35,196	35,192	35,277
Subtotal	$6,579	$8,379	$9,971	$35,196	$35,192	$35,277
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	127	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	18	-	-	-
Disability - disabled lives	-	-	60	-	-	-
Miscellaneous reserves	-	-	32	-	-	-
Total, gross	$6,579	$8,379	$10,209	$35,196	$35,192	$35,277
Less: Reinsurance ceded	(8)	(8)	(138)	-	-	-
Total, net	$6,571	$8,371	$10,071	$35,196	$35,192	$35,277

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2023
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$10	$10	$-	$-	$-
Universal life	2,616	2,629	2,790	-	-	-
Universal life with secondary guarantees	453	390	1,032	-	-	-
Indexed universal life with secondary guarantees	341	265	367	-	-	-
Other permanent cash value life insurance	-	1,919	2,398	-	-	-
Variable life	3,435	3,483	3,603	29,611	29,607	29,607
Subtotal	$6,845	$8,696	$10,200	$29,611	$29,607	$29,607
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	181	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	17	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	32	-	-	-
Total, gross	$6,845	$8,696	$10,490	$29,611	$29,607	$29,607
Less: Reinsurance ceded	(8)	(8)	(151)	-	-	-
Total, net	$6,837	$8,688	$10,339	$29,611	$29,607	$29,607

The following table is a reconciliation of life insurance actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2024	2023
Life, accident and health annual statement:
Life Insurance, net	$9,971	$10,241
Accidental death benefits, net	1	1
Disability - active lives, net	18	17
Disability - disabled lives, net	54	53
Miscellaneous reserves, net	27	27
Subtotal	$10,071	$10,339
Separate accounts annual statement:
Life insurance[1]	$35,585	$29,909
Subtotal	$35,585	$29,909
Total life insurance actuarial reserves, net	$45,656	$40,248
[1]	Life insurance account value, cash value and reserve include separate accounts with guarantees of $308 million and $302 million for universal life as of December 31, 2024 and 2023, respectively.

The total direct premium written by managing general agents and third-party administrators was $528 million, $451 million and $415 million as of December 31, 2024, 2023 and 2022, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2024		December 31, 2023
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$70,404	$-	$67,634	$-
Group annuities	16,203	-	15,453	-
Life insurance	35,783	-	30,082	-
Pension risk transfer group annuities	482	-	101	-
Total	$122,872	$-	$113,270	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2024	$25	$741
2023	$78	$780
2022	$79	$722
2021	$12	$674
2020	$26	$631

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in private placement separate accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a private placement separate account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2024
Premiums, considerations or deposits	$500	$-	$9,207	$9,707
Reserves
For accounts with assets at:
Fair value	$1,629	$108	$118,868	$120,605
Amortized cost	786	-	-	786
Total reserves[1]	$2,415	$108	$118,868	$121,391
By withdrawal characteristics: With market value adjustment	$1,629	$108	$-	$1,737
At fair value	-	-	118,785	118,785
At book value without market value adjustment and with current surrender charge less than 5%	308	-	7	315
Subtotal	$1,937	$108	$118,792	$120,837
Not subject to discretionary withdrawal	478	-	76	554
Total reserves[1]	$2,415	$108	$118,868	$121,391
1

The total reserves balance does not equal the liabilities related to separate accounts of $122.9 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.5 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2023
Premiums, considerations or deposits	$88	$-	$6,181	$6,269
Reserves
For accounts with assets at:
Fair value	$1,781	$143	$109,609	$111,533
Amortized cost	401	-	-	401
Total reserves[1]	$2,182	$143	$109,609	$111,934
By withdrawal characteristics: With market value adjustment	$1,779	$143	$-	$1,922
At fair value	-	-	109,522	109,522
At book value without market value adjustment and with current surrender charge less than 5%	304	-	6	310
Subtotal	$2,083	$143	$109,528	$111,754
Not subject to discretionary withdrawal	99	-	81	180
Total reserves[1]	$2,182	$143	$109,609	$111,934
1

The total reserves balance does not equal the liabilities related to separate accounts of $113.3 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.3 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

	December 31,
(in millions)	2024	2023	2022
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$9,707	$6,268	$7,757
Transfers from separate accounts	(12,859)	(9,446)	(8,860)
Net transfers from separate accounts	$(3,152)	$(3,178)	$(1,103)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(431)	(889)	(606)
Fees not included in general account transfers	57	41	47
Other miscellaneous adjustments not included in the general account balance	57	284	27
Net transfers as reported in the statutory statements of operations	$(3,469)	$(3,742)	$(1,635)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2024
Bonds:
U.S. Government	$65	$-	$1	$64
States, territories and possessions	823	4	69	758
Political subdivisions	289	5	22	272
Special revenues	2,893	23	317	2,599
Industrial and miscellaneous	32,850	191	2,484	30,557
Loan-backed and structured securities	8,878	50	257	8,671
Total bonds	$45,798	$273	$3,150	$42,921
Common stocks unaffiliated	$221	$-	$-	$221
Preferred stocks unaffiliated	42	-	-	42
Total unaffiliated stocks[1]	$263	$-	$-	$263
Total bonds and unaffiliated stocks[1]	$46,061	$273	$3,150	$43,184

December 31, 2023
Bonds:
U.S. Government	$173	$3	$-	$176
States, territories and possessions	609	10	44	575
Political subdivisions	371	11	21	361
Special revenues	2,994	57	248	2,803
Industrial and miscellaneous	31,796	311	2,206	29,901
Loan-backed and structured securities	7,924	38	304	7,658
Total bonds	$43,867	$430	$2,823	$41,474
Common stocks unaffiliated	$231	$-	$-	$231
Preferred stocks unaffiliated	47	-	1	46
Total unaffiliated stocks[1]	$278	$-	$1	$277
Total bonds and unaffiliated stocks[1]	$44,145	$430	$2,824	$41,751
1

Excludes affiliated common stocks with a carrying value of $3.7 billion and 3.4 billion as of December 31, 2024 and 2023, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.5 billion and $209 million as of December 31, 2024, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.2 billion and $203 million as of December 31, 2023, respectively.

The carrying value of bonds on deposit with various states as required by law was immaterial as of December 31, 2024 and 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2024. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,460	$1,454
Due after one year through five years	11,078	10,795
Due after five years through ten years	10,554	9,999
Due after ten years	13,828	12,002
Total bonds excluding loan-backed and structured securities	$36,920	$34,250
Loan-backed and structured securities	8,878	8,671
Total bonds	$45,798	$42,921

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2024
Bonds:
U.S. Government	$53	$1	$1	$-	$54	$1
States, territories and possessions	280	10	326	60	606	70
Political subdivisions	12	1	137	21	149	22
Special revenues	439	16	1,686	301	2,125	317
Industrial and miscellaneous	5,205	165	18,171	2,484	23,376	2,649
Loan-backed and structured securities	358	2	2,177	258	2,535	260
Total bonds	$6,347	$195	$22,498	$3,124	$28,845	$3,319
Common stocks unaffiliated	$-	$-	$-	$-	$-	$-
Preferred stocks unaffiliated	3	-	1	-	4	-
Total unaffiliated stocks	$3	$-	$1	$-	$4	$-
Total bonds and unaffiliated stocks	$6,350	$195	$22,499	$3,124	$28,849	$3,319

December 31, 2023
Bonds:
U.S. Government	$79	$-	$1	$-	$80	$-
States, territories and possessions	30	-	373	44	403	44
Political subdivisions	51	-	148	21	199	21
Special revenues	45	1	1,934	247	1,979	248
Industrial and miscellaneous	1,093	43	21,615	2,266	22,708	2,309
Loan-backed and structured securities	485	2	4,671	303	5,156	305
Total bonds	$1,783	$46	$28,742	$2,881	$30,525	$2,927
Common stocks unaffiliated	$-	$-	$37	$5	$37	$5
Preferred stocks unaffiliated	3	-	6	-	9	-
Total unaffiliated stocks	$3	$-	$43	$5	$46	$5
Total bonds and unaffiliated stocks	$1,786	$46	$28,785	$2,886	$30,571	$2,932

As of December 31, 2024, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

As of December 31, 2024, the Company had the intent to sell an immaterial balance of loan-backed and structured securities identified as having an other-than-temporary impairment. There were no loan-backed and structured securities with an other-than-temporary impairment that were intended to be sold as of December 31, 2023.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans and the related allowance for credit losses as of the dates indicated:

	December 31,
(in millions)	2024	2023
Total amortized cost	$9,619	$9,146
Less: Allowance for credit losses	-	2
Mortgage loans, net of allowance[1,2]	$9,619	$9,144

1	For the years ended December 31, 2024, 2023 and 2022, changes in the allowance for credit losses were immaterial and due to current period provisions.

2

Effective January 1, 2023, the Company changed its method for reserving for mortgage loans by removing the need for a non-specific reserve. In the Company’s judgment, the change in reserving approach appropriately reflects the credit risk inherent for mortgage loans held. The impact of the change was recorded as a reversal of the non-specific reserves, resulting in an increase to unassigned surplus of $4 million and recorded through ‘Other, net’ activity within the statutory statements of changes in capital and surplus. There was no impact on net income.

As of December 31, 2024 and 2023, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2024
Apartment	$3,790	$58	$3,848	$3,771	$77	$3,848
Industrial	1,977	62	2,039	2,039	-	2,039
Office	902	178	1,080	1,046	34	1,080
Retail	1,974	12	1,986	1,978	8	1,986
Other	250	-	250	207	43	250
Total[1]	$8,893	$310	$9,203	$9,041	$162	$9,203
Weighted average DSC ratio	2.16	1.39	2.13	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	60%	72%	60%

December 31, 2023
Apartment	$3,831	$22	$3,853	$3,823	$29	$3,852
Industrial	1,842	-	1,842	1,842	-	1,842
Office	1,057	71	1,128	1,126	3	1,129
Retail	1,888	8	1,896	1,887	9	1,896
Other	256	-	256	216	40	256
Total[1]	$8,874	$101	$8,975	$8,894	$81	$8,975
Weighted average DSC ratio	2.20	1.33	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	56%	71%	57%

1	Excludes $416 million and $171 million of commercial mortgage loans that were under development as of December 31, 2024 and 2023, respectively.

As of December 31, 2024 and 2023, the Company has a diversified mortgage loan portfolio with no more than 22% and 23%, respectively, in a geographic region in the U.S., no more than 44% in a property type and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2024 were 12.0% and 5.1%, respectively, and for those originated or acquired during 2023 were 9.2% and 4.8%, respectively. As of December 31, 2024 and 2023, the maximum LTV ratio of any one loan at the time of loan origination was 89% and 78%, respectively. As of December 31, 2024 and 2023, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $1.1 billion and $922 million as of December 31, 2024 and 2023, respectively. The Company held $247 million and $359 million of cash collateral on securities lending as of December 31, 2024 and 2023, respectively. The carrying value and fair value of reinvested collateral assets were $247 million and $359 million and had a contractual maturity of under 30 days as of December 31, 2024 and 2023, respectively. The fair value of bonds acquired with reinvested collateral assets was $252 million and $366 million as of December 31, 2024 and 2023, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $834 million and $584 million of non-cash collateral on securities lending as of December 31, 2024 and 2023, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2024	2023	2022
Bonds	$2,151	$1,917	$1,511
Mortgage loans	413	357	334
Other invested assets	740	868	196
Policy loans	46	43	42
Derivative instruments[1]	39	24	19
Other	83	62	44
Gross investment income	$3,472	$3,271	$2,146
Investment expenses	(143)	(135)	(127)
Net investment income	$3,329	$3,136	$2,019

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2024 and 2023 was immaterial. Investment income due and accrued as of December 31, 2024 and 2023 that was admitted was $699 million and $965 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

		December 31,
(in millions)	2024	2023	2022
Gross gains on sales	$55	$31	$31
Gross losses on sales	(102)	(68)	(149)
Net realized capital losses on sales	$(47)	$(37)	$(118)
Net realized derivative (losses) gains	(445)	(378)	284
Other-than-temporary impairments	(36)	(21)	(26)
Total net realized capital (losses) gains	$(528)	$(436)	$140
Tax expense (benefit) on net (losses) gains	1	(4)	3
Net realized capital (losses) gains, net of tax	$(529)	$(432)	$137
Less: Net realized capital losses transferred to the IMR	(53)	(30)	(103)
Net realized capital (losses) gains, net of tax and transfers to the IMR	$(476)	$(402)	$240

For the year ended December 31, 2024, gross realized gains and gross realized losses on sales of bonds were $29 million and $97 million, respectively. For the year ended December 31, 2023, gross realized gains and gross realized losses on sales of bonds were $25 million and $64 million, respectively. For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $7 million and $145 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2024, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $1.3 billion and $1.0 billion as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, there were $267 million and $99 million of commitments to purchase private placement bonds, respectively. There were $434 million and $490 million of outstanding commitments to fund mortgage loans as of December 31, 2024 and 2023, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2024 and 2023, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2024
Interest rate swaps	$2,483	$-	$-	$-	$-
Options	196	2	4	-	-
Cross currency swaps	1,748	170	172	(11)	1
Futures	1,852	-	-	-	-
Total return swaps	600	16	16	-
Total derivatives¹	$6,879	$188	$192	$(11)	$1

December 31, 2023
Interest rate swaps	$2,410	$-	$-	$-	$-
Options	137	1	7	-	-
Cross currency swaps	1,621	94	120	(22)	1
Futures	2,925	-	-	-	-
Total derivatives¹	$7,093	$95	$127	$(22)	$1
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2024 and 2023.

The Company received $717 million and $253 million of cash collateral and held $125 million and $49 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2024 and 2023, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2024 and 2023. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $10 million and $20 million as of December 31, 2024 and 2023, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $229 million and $256 million as of December 31, 2024 and 2023, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized gains (losses) recorded in capital and surplus
	December 31,			December 31,
(in millions)	2024	2023	2022	2024	2023	2022
Cross currency swaps	$1	$-	$1	$78	$(43)	$103
Futures	(446)	(378)	283	131	(173)	124
Total return swaps	-	-	-	16	-	-
Total	$(445)	$(378)	$284	$225	$(216)	$227

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2024:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	39	182	-	-	221
Preferred stocks unaffiliated	-	32	10	-	42
Derivative assets	-	16	-	-	16
Separate account assets	112,173	1,558	35	7,927	121,693
Assets at fair value	$112,212	$1,799	$45	$7,927	$121,983

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2024:

(in millions)	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2023	$7	$51	$58
Net gains (losses):
In surplus	(1)	5	4
Purchases	4	-	4
Sales	-	(21)	(21)
Balance as of December 31, 2024	$10	$35	$45

The following table summarizes assets and liabilities held at fair value as of December 31, 2023:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$-	$-	$7
Common stocks unaffiliated	67	164	-	-	231
Preferred stocks unaffiliated	-	39	7	-	46
Separate account assets	104,555	1,637	51	6,430	112,673
Assets at fair value	$104,622	$1,847	$58	$6,430	$112,957

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2023:

(in millions)	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2022	$6	$55	$61
Net gains (losses):
In surplus	1	(1)	-
Purchases	3	-	3
Sales	(3)	(3)	(6)
Balance as of December 31, 2023	$7	$51	$58

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2024
Assets:
Bonds	$64	$36,103	$6,743	$42,910	$45,787
Mortgage loans, net of allowance	-	-	8,446	8,446	9,619
Policy loans	-	-	1,038	1,038	1,038
Derivative assets	-	172	4	176	178
Cash, cash equivalents and short-term investments	(66)	1,753	-	1,687	1,687
Securities lending collateral assets	247	-	-	247	247
Separate account assets	37	749	352	1,138	1,179
Total assets	$282	$38,777	$16,583	$55,642	$59,735
Liabilities:
Investment contracts	$-	$-	$3,306	$3,306	$3,605
Derivative liabilities	-	11	-	11	6
Total liabilities	$-	$11	$3,306	$3,317	$3,611
December 31, 2023
Assets:
Bonds	$175	$35,293	$5,999	$41,467	$43,860
Mortgage loans, net of allowance	-	-	8,047	8,047	9,144
Policy loans	-	-	969	969	969
Derivative assets	-	120	7	127	113
Cash, cash equivalents and short-term investments	(52)	1,607	-	1,555	1,555
Securities lending collateral assets	359	-	-	359	359
Separate account assets	5	411	157	573	597
Total assets	$487	$37,431	$15,179	$53,097	$56,597
Liabilities:
Investment contracts	$-	$-	$3,265	$3,265	$3,242
Derivative liabilities	-	22	-	22	17
Total liabilities	$-	$22	$3,265	$3,287	$3,259

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2024
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$950	$4	$954
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$950	$4	$954
Less: Deferred tax assets nonadmitted	(169)	-	(169)
Net admitted deferred tax assets	$781	$4	$785
Less: Deferred tax liabilities	(103)	(22)	(125)
Net admitted deferred tax assets	$678	$(18)	$660

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$953	$21	$974
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$953	$21	$974
Less: Deferred tax assets nonadmitted	(222)	-	(222)
Net admitted deferred tax assets	$731	$21	$752
Less: Deferred tax liabilities	(105)	(15)	(120)
Net admitted deferred tax assets	$626	$6	$632

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2024	2023	Change
Adjusted gross deferred tax assets	$954	$974	$(20)
Total deferred tax liabilities	(125)	(120)	(5)
Net deferred tax assets	$829	$854	$(25)
Less: Tax effect of unrealized gains and losses			(53)
Change in deferred income tax			$28

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2024
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$1	$1
Adjusted gross deferred tax assets expected to be realized[1]	657	2	659
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	124	1	125
Admitted deferred tax assets	$781	$4	$785

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$3	$3
Adjusted gross deferred tax assets expected to be realized[1]	623	6	629
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	108	12	120
Admitted deferred tax assets	$731	$21	$752

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2024 and 2023, the threshold limitation for adjusted capital and surplus was $1.8 billion and $1.6 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $11.8 billion and $10.5 billion as of December 31, 2024 and 2023, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,108% and 1,062% as of December 31, 2024 and 2023, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2024
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	17.06%	0.33%	17.39%

	December 31, 2023
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	7.19%	0.00%	7.19%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2024 and 2023.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2024 and 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2024	2023	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$244	$231	$13
Investments	114	110	4
Deferred acquisition costs	350	297	53
Tax credit carry-forward	180	259	(79)
Other	62	56	6
Subtotal	$950	$953	$(3)
Nonadmitted	(169)	(222)	53
Admitted ordinary deferred tax assets	$781	$731	$50
Capital:
Investments	4	21	(17)
Subtotal	$4	$21	$(17)
Admitted capital deferred tax assets	$4	$21	$(17)
Admitted deferred tax assets	$785	$752	$33
Deferred tax liabilities
Ordinary:
Investments	$(70)	$(68)	$(2)
Future policy benefits and claims	(15)	(22)	7
Other	(18)	(15)	(3)
Subtotal	$(103)	$(105)	$2
Capital:
Investments	(22)	(15)	(7)
Subtotal	$(22)	$(15)	$(7)
Deferred tax liabilities	$(125)	$(120)	$(5)
Net deferred tax assets	$660	$632	$28

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2024 and 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

		December 31,
(in millions)	2024	2023	2022
Current income tax expense	$68	$104	$103
Change in deferred income tax (without tax on unrealized gains and losses)	(28)	(132)	(28)
Total income tax expense (benefit) reported	$40	$(28)	$75
Income before income and capital gains taxes	$1,219	$1,053	$1,077
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$256	$221	$226
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(172)	(211)	(80)
Tax credits	(44)	(45)	(58)
Other	-	7	(13)
Total income tax expense (benefit) reported	$40	$(28)	$75

The Company incurred $1 million in federal income tax expense in 2023, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2024:

(in millions)	Amount	Origination	Expiration
Operating loss carryforwards	$2	2017	2032
Business credits	$22	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$28	2021	2041
Business credits	$27	2022	2042
Business credits	$24	2023	2043
Business credits	$23	2024	2044

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial General Agency, Inc.
Allied Insurance Company of America	Nationwide Financial Services, Inc.
Allied Property & Casualty Insurance Company	Nationwide General Insurance Company
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Lloyds
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Company of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Lake States Insurance Company	NBS Insurance Agency, Inc.
Harleysville Preferred Insurance Company	NFS Distributors, Inc.
Harleysville Worcester Insurance Company	Registered Investment Advisors Services, Inc.
Jefferson National Life Insurance Company	Retention Alternatives, Ltd.
Jefferson National Life Insurance Company of New York	Retention Alternatives Ltd. In Respect of Cell No. 1
Lone Star General Agency, Inc.	Segregated Account
National Casualty Company	Scottsdale Indemnity Company
Nationwide Advantage Mortgage Company	Scottsdale Insurance Company
Nationwide Affinity Insurance Company of America	Scottsdale Surplus Lines Insurance Company
Nationwide Agent Risk Purchasing Group. Inc.	Titan Insurance Company
Nationwide Agribusiness Insurance Company	Titan Insurance Services, Inc.
Nationwide Assurance Company	Veterinary Pet Insurance Company
Nationwide Cash Management Company	Victoria Fire & Casualty Company
Nationwide Corporation	Victoria Select Insurance Company
Nationwide Financial Assignment Company	VPI Services, Inc.

The method of allocation of regular tax among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return. Effective January 1, 2023, the Company revised its tax sharing agreement to address corporate alternative minimum tax (“CAMT”). If the consolidated federal income tax return group is an Applicable Corporation and has a CAMT liability, all members of the group will be treated as Applicable Corporations subject to CAMT. CAMT is paid by affiliates based on the ratio of the subsidiary’s CAMT liability to the total CAMT liabilities of all subsidiaries.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2024 and 2023.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an Applicable Corporation. A corporation is an Applicable Corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1 billion. The $1 billion threshold is determined on a controlled-group basis by aggregating the AFSI of all entities treated as a single employer under tax law. The controlled-group’s AFS is generally treated as the AFS for all separate entities in the controlled-group. Except under limited circumstances, once a corporation is an Applicable Corporation, it is an Applicable Corporation in all future years.

An Applicable Corporation is not automatically subject to a CAMT liability. An Applicable Corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds its regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT. For financial statement reporting, in the event an Applicable Corporation is subject to CAMT there will be no impact to total tax as any CAMT paid will be offset by the establishment of a deferred tax asset for the credit carryover.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company comprises a controlled-group of entities and has determined that it will be an Applicable Corporation in 2024. In making such determination, the Company has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. While the U.S. Treasury Department issued proposed regulations on September 12, 2024, there remain many open questions and significant portions of the guidance will not be effective until the regulations are issued in final form. However, the proposed regulations, including the portions not effective until finalized, will not materially impact the Company’s financial statements.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

For the years ended December 31, 2024 and 2023, the Act did not impact the Company’s total tax.

(9)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party to a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2024 and 2023.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2024 and 2023.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2024 and 2023.

The amount of interest paid on short-term debt was immaterial in 2024, 2023 and 2022.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 40% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2024 and 2023, none of which is eligible for redemption. As part of the agreement, the Company purchased and held an additional $160 million and $144 million in activity stock and an immaterial amount in excess stock as of December 31, 2024 and 2023, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.6 billion and $3.3 billion as of December 31, 2024 and 2023, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. Certain outstanding advances are subject to prepayment penalties under these agreements. The maximum amounts of aggregate advances from the FHLB were $3.6 billion and $3.3 billion for the years ended December 31, 2024 and 2023, respectively.

The Company has agreements with the FHLB to provide short-term financing for operations. These agreements, which were renewed in June 2024 and expire June 2025, allow the Company access to borrow up to $1.1 billion. As of December 31, 2024 and 2023, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $5.4 billion (2.9% of total admitted assets) and fair value of $4.8 billion

(2.5% of total admitted assets) as of December 31, 2024 and carrying value of $5.3 billion (3.0% of total admitted assets) and fair value of $4.6 billion (2.6% of total admitted assets) as of December 31, 2023 were pledged as collateral under FHLB agreements, as a condition for withdrawal, and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus. The maximum amount of collateral pledged to the FHLB had a carrying value of $5.5 billion and fair value of $4.9 billion for the year ended December 31, 2024, and a carrying value of $5.3 billion and fair value of $4.6 billion for the year ended December 31, 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2024
12/19/2001	7.50%	$300	$300	$23	$518	$-	12/31/2031
6/27/2002	8.15%	300	300	24	545	-	6/27/2032
12/23/2003	6.75%	100	100	7	139	-	12/23/2033
12/20/2019	4.21%	400	400	17	84	-	12/19/2059
Total		$1,100	$1,100	$71	$1,286	$-
December 31, 2023 12/19/2001	7.50%	$300	$300	$23	$495	$-	12/31/2031
6/27/2002	8.15%	300	300	24	521	-	6/27/2032
12/23/2003	6.75%	100	100	7	132	-	12/23/2033
12/20/2019	4.21%	400	400	16	67	-	12/19/2059
Total		$1,100	$1,100	$70	$1,215	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has 100% coinsurance agreements with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2024, 2023 and 2022 included premiums of $643 million, $635 million and $637 million, respectively, benefits and claims, net of third-party reinsurance recoveries, of $23 million, $73 million, and $75 million respectively, net investment earnings on funds withheld assets of $43 million, $55 million and $52 million, respectively, and an expense allowance for third-party reinsurance premiums of $1 million, $1 million and $2 million, respectively. As of December 31, 2024 and 2023, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.2 billion and $1.3 billion, respectively, which consists of bonds and cash equivalents that had a carrying value of $1.1 billion and $1.2 billion, respectively, and mortgage loans that had a carrying value of $70 million and $73 million, respectively. As of December 31, 2024 and 2023, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $46 million and $91 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $116 million and $377 million as of December 31, 2024 and 2023, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $354 million, $307 million and $287 million for the years ended December 31, 2024, 2023 and 2022, respectively, while benefits, claims and expenses ceded were $341 million, $301 million and $267 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statements of operations for 2024, 2023 and 2022 and include considerations of $4 million, $46 million and $10 million, respectively, net investment income of $25 million, $31 million and $35 million, respectively, and benefits, claims and other expenses of $145 million, $186 million and $161 million, respectively. The reserve adjustment for 2024, 2023 and 2022 of $(143) million, $(153) million and $(161) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $619 million and $737 million as of 2024 and 2023, respectively, and amounts payable related to this agreement were $2 million and $6 million as of December 31, 2024 and 2023, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $34 million as of December 31, 2024 and 2023. Total premiums assumed under this treaty were $11 million, $12 million and $12 million during 2024, 2023 and 2022, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $154 million as of December 31, 2024 and 2023.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unaffiliated reinsurers. Total reserve credits taken as of December 31, 2024 and 2023 were $252 million and $278 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, and other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates in which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were $41 million and $19 million as of December 31, 2024 and 2023, respectively, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $56 million and $133 million as of December 31, 2024 and 2023, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company and various affiliates share a home office, other facilities, equipment, common management and administrative services. In addition, NMIC provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. The Company was allocated costs from NMIC totaling $276 million, $245 million, and $285 million for the years ended December 31, 2024, 2023 and 2022, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion and

$3.4 billion as of December 31, 2024 and 2023, respectively. Total revenues from these contracts were $117 million, $125 million and $127 million for the years ended December 31, 2024, 2023 and 2022, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $76 million, $84 million and $87 million for the years ended December 31, 2024, 2023 and 2022, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The amount the Company earned for the years ended December 31, 2024, 2023 and 2022 were immaterial.

Funds of Nationwide Variable Insurance Trust Funds (“NVITF”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2024 and 2023, customer allocations to NVITF totaled $65.4 billion and $63.9 billion, respectively. For the years ended December 31, 2024, 2023 and 2022, NVITF paid the Company $246 million, $234 million and $242 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.0 billion and $1.3 billion as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, amounts on deposit with NCMC were comprised of $938 million and $1.0 billion, respectively, of cash and cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2024, 2023 and 2022 were $53 million, $63 million and $112 million, respectively.

The Company provides commercial mortgage loans to subsidiaries of Nationwide Realty Investors, LTD, a subsidiary of NMIC, with interest rates ranging from 3.62% to 4.90% and maturity dates ranging from January 2031 to July 2041. As of December 31, 2024 and 2023, the Company had $286 million and $304 million, respectively, outstanding under these arrangements.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2024 and 2023, the Company had no outstanding borrowings from affiliated entities under such agreements. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2024, 2023 and 2022 were immaterial.

During 2024 and 2023, the Company received capital contributions of $100 million and $135 million, respectively, from NFS. During 2025, the Company received an additional capital contribution of $25 million from NFS as of the subsequent event date.

During 2024, the Company paid capital contributions to NLAIC of $400 million. During 2023, there were no capital contributions paid to NLAIC by the Company. During 2025, the Company paid capital contributions to NLAIC of $100 million as of the subsequent event date.

The Company has a replacement unsecured promissory note and revolving line of credit agreement with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2024 and 2023, or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end. During 2023, the Company made surplus contributions to Eagle. On September 29, 2023, the Company made a surplus contribution to Eagle of $10 million. During 2024 and 2023 Eagle declared distributions to the Company based on their earned surplus position. On February 11, 2025, the Company received a dividend distribution of $107 million that was declared on December 31, 2024. The dividend receivable was recorded in investment income due and accrued as of December 31, 2024. On November 8, 2024, the Company received a dividend distribution of $81 million that was declared on September 30, 2024. On August 9, 2024, the Company received a dividend distribution of $131 million that was declared on June 28, 2024. On May 10, 2024, the Company received a dividend distribution of $365 million that was declared on March 29, 2024. On February 9, 2024, the Company received a total distribution of $421 million that was declared on December 29, 2023 and consisted of a return of contributed surplus of $10 million and a dividend of $411 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2023. On August 10, 2023, the Company received a dividend distribution of $205 million that was declared on June 30, 2023. On May 9, 2023, the Company received a dividend distribution of $204 million that was declared on March 31, 2023. On February 10, 2023, the Company received a total distribution of $332 million that was declared on December 30, 2022 and consisted of a return of contributed surplus of $221 million and a dividend of $111 million.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company and NWSBL have entered into a $850 million unsecured promissory note and revolving line of credit agreement whereby NWSBL can borrow up to $850 million from the Company for up to 364 days after the date of the agreement with the outstanding balance being reported in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. As of December 31, 2023, NWSBL had an outstanding borrowing of $328 million. During 2024, additional draws increased the outstanding balance to $363 million when, on February 28, 2024, the outstanding balance was repaid and a $850 million replacement agreement was entered into with a draw amount of $363 million at an interest rate of 1-month SOFR plus 0.90% and a maturity date of February 27, 2025. As of December 31, 2024, NWSBL had an outstanding balance of $706 million. During 2025, additional draws increased the outstanding balance to $731 million when, on February 27, 2025, the outstanding balance was repaid and a $850 million replacement agreement was entered into with a draw amount of $746 million at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 26, 2026. The outstanding balance on this note is $771 million as of the subsequent event date.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $325 million and $251 million as of December 31, 2024 and 2023, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NMIC sponsors multiple benefit plans for its current and former employees including two qualified defined benefit pension plans, the Nationwide Retirement Plan – Account Balance and the Nationwide Retirement Plan – Final Average Pay, collectively the “Pension Plans”. On December 10, 2024, the Pension Plans purchased group annuity contracts that transferred certain obligations to the Company and NLAIC. The impact of this transaction was immaterial to net income and capital and surplus.

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were immaterial as of December 31, 2024 and 2023.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2024 and 2023. The Company’s surplus as regards policyholders as of December 31, 2024, was $12.5 billion and statutory net income for 2024 was $1.2 billion. As of January 1, 2025, the Company has the ability to pay dividends to NFS totaling $1.3 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend or distribution paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholder.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I  Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2024:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$65	$64	$65
	U.S. government and agencies	76	76	76
	Obligations of states and political subdivisions	3,423	3,091	3,423
	Foreign governments	519	474	519
	Public utilities	5,008	4,584	4,972
	All other corporate, mortgage-backed and asset-backed securities	36,880	34,632	36,743
	Total fixed maturity securities	$45,971	$42,921	$45,798
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	26	39	39
	Industrial, miscellaneous and all other	183	182	182
	Nonredeemable preferred stocks	38	42	42
	Total equity securities[1]	$247	$263	$263
	Mortgage loans	9,619		9,619
	Cash, cash equivalents and short-term investments	1,687		1,687
	Policy loans	1,039		1,038
	Other long-term investments[2]	2,821		2,821
	Total invested assets	$61,384		$61,226

1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $3.7 billion are excluded.
2

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $396 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III  Supplementary Insurance Information

As of December 31, 2024, 2023 and 2022 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2024
Annuities		$18,942			$8,677
Retirement Solutions		18,911			3,498
Life Insurance		5,532			411
Corporate Solutions and Other		8,408			3,816
Total		$51,793			$16,402
2023
Annuities		$15,213			$7,368
Retirement Solutions		20,351			4,150
Life Insurance		5,428			412
Corporate Solutions and Other		8,381			2,740
Total		$49,373			$14,670
2022
Annuities		$10,635			$5,758
Retirement Solutions		21,824			5,097
Life Insurance		5,353			415
Corporate Solutions and Other		7,670			3,265
Total		$45,482			$14,535

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2024
Annuities	$882	$15,954		$184
Retirement Solutions	788	5,398		244
Life Insurance	285	866		105
Corporate Solutions and Other	1,374	1,430		204
Total	$3,329	$23,648		$737
2023
Annuities	$613	$13,619		$158
Retirement Solutions	835	5,610		214
Life Insurance	276	757		101
Corporate Solutions and Other	1,412	1,943		203
Total	$3,136	$21,929		$676
2022
Annuities	$346	$10,871		$136
Retirement Solutions	860	6,178		120
Life Insurance	261	730		105
Corporate Solutions and Other	552	1,519		174
Total	$2,019	$19,298		$535

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, increase in reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV  Reinsurance

As of December 31, 2024, 2023 and 2022 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2024
Life insurance in force	$153,575	$(24,712)	$557	$129,420
Premiums:
Life Insurance	$3,977	$(140)	$11	$3,848
Accident and health insurance	531	(540)	9	-
Total	$4,508	$(680)	$20	$3,848

2023
Life insurance in force	$147,725	$(26,722)	$579	$121,582
Premiums:
Life Insurance	$2,931	$(143)	$12	$2,800
Accident and health insurance	457	(465)	9	-
Total	$3,388	$(608)	$21	$2,800

2022
Life insurance in force	$145,173	$(29,598)	$605	$116,180
Premiums:
Life Insurance	$3,473	$(144)	$12	$3,341
Accident and health insurance	425	(424)	-	1
Total	$3,898	$(568)	$12	$3,342

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V  Valuation and Qualifying Accounts

Years ended December 31, 2024, 2023 and 2022:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2024
Valuation allowances - mortgage loans	$2	$-	$(2)	$-

2023
Valuation allowances - mortgage loans[2]	$1	$1	$-	$2

2022
Valuation allowances - mortgage loans	$43	$(5)	$-	$38
1	Amounts generally represent recoveries, payoffs and sales.
2	Effective January 1, 2023, the Company changed its method for reserving for mortgage loans. Refer to Note 5 for further discussion and the resulting impacts of the change.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.